UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6337

                              ACCESSOR FUNDS, INC.
               (Exact name of registrant as specified in charter)
                                    ________


                           1420 Fifth Ave, Suite 3600
                                Seattle, WA 98101
               (Address of principal executive offices) (Zip code)

                             J. Anthony Whatley, III
                                1420 Fifth Ave,
                                   Suite 3600
                                Seattle, WA 98101
                     (Name and address of agent for service)

                   Copies of all communications, including all
             communications sent to the agent for service, should be
                                    sent to:
                                Timothy W. Levin
                           Morgan, Lewis & Bockius LLP
                               1701 Market Street
                           Philadelphia, PA 19103-2921


        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 206-224-7420

                      DATE OF FISCAL YEAR END: DECEMBER 31

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.


--------------------------------------------------------------------------------
[GRAPHIC]                     ACCESSOR FUNDS, INC.
--------------------------------------------------------------------------------

                                  ANNUAL REPORT

--------------------------------------------------------------------------------
                AUDITED                              DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                  EQUITY FUNDS
                                     Growth
                                      Value
                                Small to Mid Cap
                              International Equity
                                  Total Return

                               FIXED-INCOME FUNDS
                                 High Yield Bond
                            Intermediate Fixed-Income
                         Short-Intermediate Fixed-Income
                               Mortgage Securities
                        Limited Duration U.S. Government
                              U.S. Government Money

                                ALLOCATION FUNDS
                           Accessor Income Allocation
                       Accessor Income & Growth Allocation
                          Accessor Balanced Allocation
                       Accessor Growth & Income Allocation
                           Accessor Growth Allocation
                      Accessor Aggressive Growth Allocation

--------------------------------------------------------------------------------
                                    ACCESSOR
--------------------------------------------------------------------------------

================================================================================
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Letter To Our Shareholders ...............................................     1

Management's Discussion and Analysis .....................................     2

Understanding Fund Expenses ..............................................    36

Schedule of Investments
   Growth Fund ...........................................................    40
   Value Fund ............................................................    43
   Small to Mid Cap Fund .................................................    47
   International Equity Fund .............................................    62
   Total Return Fund .....................................................    66
   High Yield Bond Fund ..................................................    69
   Intermediate Fixed-Income Fund ........................................    73
   Short-Intermediate Fixed-Income Fund ..................................    77
   Mortgage Securities Fund ..............................................    81
   Limited Duration U.S. Government Fund .................................    85
   U.S. Government Money Fund ............................................    87
   Accessor Income Allocation Fund .......................................    89
   Accessor Income & Growth Allocation Fund ..............................    90
   Accessor Balanced Allocation Fund .....................................    91
   Accessor Growth & Income Allocation Fund ..............................    92
   Accessor Growth Allocation Fund .......................................    93
   Accessor Aggressive Growth Allocation Fund ............................    94

Statements of Assets & Liabilities .......................................    95

Statements of Operations .................................................   101

Statements of Changes in Net Assets ......................................   106

Notes to Financial Statements ............................................   115

Financial Highlights .....................................................   140

Board Approval of Investment Advisory Agreements .........................   173

Board of Directors and Officers ..........................................   179

Additional Fund Information ..............................................   181

Notice to Shareholders ...................................................   182

--------------------------------------------------------------------------------
                                      ~ i ~

================================================================================
                          A LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

February 28, 2008

Dear Shareholder:

We are pleased to present the 2007 Annual Report for the Accessor Funds. Our mission is to provide an institutional investment solution to investors of all sizes. The Accessor Funds provide access to elite-caliber investment managers and we constantly monitor them. Our products and services are delivered through trusted advisors, such as bank trust departments, broker dealers and independent investment advisors throughout the United States. We continue to encourage investors to work with someone you trust and to make a plan and stick to it. It's helpful to work with someone who will take a disciplined, long-term approach to investing.

The year 2007 proved to be a challenging one in all major investment markets due primarily to the sub-prime crisis, the weakening U.S. currency and the softening U.S. economy. However, the biggest gains during the year were seen in international stocks on the equity side and by mortgage securities on the fixed-income side. In all market scenarios, we believe the benefits of diversification are enormous. Of particular note, the Accessor Allocation Funds provide a convenient solution to investing, especially for investors who invest regularly and who seek the convenience and potential tax benefits of automatic rebalancing within the fund. These Funds are designed to help investors reach their financial goals by providing the potential return consistent with their individual risk tolerance in a single investment.

Our goal at Accessor is to continue making adjustments to our portfolios over time in an effort to enhance value to our shareholders. We constantly look for other asset classes that historically have lower or negative correlations to traditional stocks and bonds as potential inclusions within the Allocation Funds. To learn more about the Accessor Funds, we invite you to visit our web site, www.accessor.com, where information is updated regularly and quickly. Thank you for your confidence and investment in the Accessor Funds. We look forward to working with you and your trusted advisor in the future.

Sincerely yours,

/s/ J. Anthony Whatley

J. Anthony Whatley
President & CEO

--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                       1

--------------------------------------------------------------------------------
[GRAPHIC]                          GROWTH FUND
--------------------------------------------------------------------------------

o     MARKET COMMENTARY

In 2007, the U.S. equity markets produced respectable returns with the S&P 500 Index returning 5.49% for the period. The gain came with volatility throughout the year though with the broad benchmark returning almost 7% in the first half and then losing over 3% in the fourth quarter, thanks to renewed concern about credit crisis in November and a number of major financial institutions reporting billions of write-downs in mortgage securities during the quarter. The third quarter saw a rather bumpy ride as the subprime debacle emerged early in the quarter that later led to de-leveraging of hedge funds and a significant drop in leveraged-buyout activities.

Within the domestic-equity markets, large-cap stocks were favored while their small-cap counterparts lost some ground, with the Russell 2000 Index returning -1.57% for the year. Within large cap, growth-oriented stocks, represented by the S&P 500/Citigroup Growth Index, outperformed value stocks held in the S&P 500/Citigroup Value Index by more than 7%. Mid cap stocks, as represented by the S&P Mid Cap 400 Index, gained 7.98% for the year.

o     REVIEW OF FUND PERFORMANCE

On September 21, 2007 Dallas-based Smith Asset Management Group ("Smith Group") replaced Enhanced Investment Technologies ("INTECH") as the Fund's subadvisor. Smith Group is an institutional growth-oriented management firm, founded in 1995 by Stephen Smith. The management team uses a combination of quantitative and qualitative analyses with a focus on risk control. Their fundamental-research process seeks to identify companies that have higher-than-expected earnings growth rates.

For the year 2007, the Growth Fund returned 5.86% while the benchmark, the S&P 500/Citigroup Growth Index, returned 9.13%. The Fund's underperformance by 3.31% can generally be attributed to the lagging performance of the previous subadvisor throughout most of the year. Since assuming subadvisory responsibility on September 21, 2007, Smith Group has outperformed the benchmark by 1.21% through the end of 2007. This performance can be attributed to strong stock selection in the healthcare sector and avoidance of certain names in the financial sector that underperformed due to exposure to subprime mortgages, either actual or perceived. Negative contributing sectors included information technology and energy.

ALL PERFORMANCE DATA SHOWN ABOVE REFLECTS THE PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES WHICH NEGATIVELY IMPACT THE PERFORMANCE OF THOSE CLASSES.

--------------------------------------------------------------------------------
2                       ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. The Transfer Agent may impose a 2% redemption fee on amounts held less than 90 days. Performance data does not reflect the deduction of this non-recurring fee, and if reflected, the fee would reduce the performance quoted. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs compare a $10,000 investment made in each share class of the Fund. The Fund's performance shown in the graphs take into account the maximum initial sales charge on A Class shares, does not include a CDSC on C Class shares, which may only apply to redemptions made in the first year, and includes all other applicable fees and expenses on all classes. The graphs and table do not reflect the deduction of taxes that you would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call (800) 759-3504 or visit www.accessor.com.

--------------------------------------------------------------------------------
                              GROWTH OF $10,000(1)
                GROWTH FUND VS. S&P 500/CITIGROUP GROWTH INDEX(5)
--------------------------------------------------------------------------------


ADVISOR CLASS SHARES
12-31-97 through 12-31-07

---------------------------------------
                               S&P 500/
                              CITIGROUP
                  GROWTH        GROWTH
   DATE            FUND        INDEX(5)
---------------------------------------
12/31/1997        10,000        10,000
12/31/1998        14,665        13,816
12/31/1999        18,459        18,980
12/31/2000        14,106        15,348
12/31/2001        11,948        12,874
12/31/2002         9,049         9,256
12/31/2003        11,031        11,763
12/31/2004        12,302        12,582
12/31/2005        13,094        12,726
12/31/2006        13,953        14,127
12/31/2007        14,771        15,417


INVESTOR CLASS SHARES
7-1-98 through 12-31-07

---------------------------------------
                               S&P 500/
                              CITIGROUP
                  GROWTH        GROWTH
  DATE             FUND        INDEX(5)
---------------------------------------
7/1/1998          10,000        10,000
12/31/1998        11,695        11,153
12/31/1999        14,646        15,321
12/31/2000        11,132        12,389
12/31/2001         9,381        10,392
12/31/2002         7,088         7,472
12/31/2003         8,596         9,495
12/31/2004         9,538        10,157
12/31/2005        10,121        10,273
12/31/2006        10,764        11,404
12/31/2007        11,355        12,445


C CLASS SHARES
12-30-02 through 12-31-07

---------------------------------------
                               S&P 500/
                              CITIGROUP
                  GROWTH        GROWTH
  DATE             FUND        INDEX(5)
---------------------------------------
12/30/2002        10,000        10,000
12/31/2003         9,971         9,925
12/31/2004        12,037        12,613
12/31/2005        13,289        13,492
12/31/2006        14,010        13,646
12/31/2007        14,778        15,148
12/31/2008        15,489        16,531


A CLASS SHARES
9-30-03 through 12-31-07

---------------------------------------
                               S&P 500/
                              CITIGROUP
                  GROWTH        GROWTH
  DATE             FUND        INDEX(5)
---------------------------------------
9/29/2003          9,425        10,000
12/31/2003        10,183        10,793
12/31/2004        11,314        11,546
12/31/2005        12,007        11,677
12/31/2006        12,752        12,963
12/31/2007        13,453        14,147

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN(4) FOR THE PERIODS ENDED 12/31/07
--------------------------------------------------------------------------------

                              ADVISOR CLASS   INVESTOR CLASS          C CLASS               A CLASS
INCEPTION DATE                   8/24/92          7/1/98             12/30/02               9/29/03
                              --------------------------------------------------------------------------
                                   NAV             NAV           NAV        CDSC(2)    NAV        POP(3)
--------------------------------------------------------------------------------------------------------
One Year                          5.86%           5.49%         4.81%       3.81%      5.50%      -0.56%
Five Years                       10.30%           9.88%         9.21%         n/a        n/a         n/a
Ten Years                         3.98%             n/a           n/a         n/a        n/a         n/a
Since Inception, Annualized       9.69%           1.35%         9.14%         n/a      8.73%       7.22%

--------------------------------------------------------------------------------
                        SECTOR ALLOCATION AS OF 12/31/07
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY .................................................   24.8%
HEALTH CARE ............................................................   16.0%
INDUSTRIALS ............................................................   12.3%
CONSUMER STAPLES .......................................................   11.2%
CONSUMER DISCRETIONARY .................................................   10.9%
ENERGY .................................................................    9.7%
FINANCIALS .............................................................    9.2%
MATERIALS ..............................................................    2.7%
SHORT-TERM INVESTMENT ..................................................    1.7%
TELECOMMUNICATION SERVICES .............................................    1.5%

--------------------------------------------------------------------------------
                      TOP 10 EQUITY HOLDINGS AS OF 12/31/07
--------------------------------------------------------------------------------

EXXON MOBIL ............................................................    3.8%
CHEVRONTEXACO ..........................................................    2.0%
MCDONALD'S .............................................................    2.0%
PEPSICO ................................................................    2.0%
DANAHER ................................................................    2.0%
UNITEDHEALTH GROUP .....................................................    2.0%
PEPSI BOTTLING GROUP ...................................................    2.0%
NATIONAL OILWELL VARCO .................................................    2.0%
MARATHON OIL ...........................................................    2.0%
HUMANA .................................................................    2.0%

--------------------------------------------------------------------------------
(1) For purposes of the chart, comparison with the Index assumes initial investment on the last day of the month of inception, where applicable.
(2) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(3) POP (public offering price) reflects the maximum sales load of 5.75% at the beginning of the stated period.
(4) Effective September 21, 2007, Smith Group manages the Growth Fund (formerly INTECH from March 1, 2004 to September 21, 2007, Chicago Equity Partners from March 16, 2000 to February 29, 2004, Geewax Terker & Company from July 21, 1997 to March 15, 2000 and State Street Bank and Trust Company from inception to July 20, 1997).
(5) Standard & Poor's re-named its S&P 500/BARRA Growth Index and changed the methodology used to calculate growth in the large cap market on December 16, 2005. The Index was renamed to the S&P 500/Citigroup Growth Index.

--------------------------------------------------------------------------------
THE S&P 500 IS AN UNMANAGED INDEX OF 500 COMMON STOCKS CHOSEN TO REFLECT THE INDUSTRIES IN THE U.S. ECONOMY. THE S&P 500/CITIGROUP GROWTH INDEX (FORMERLY THE S&P 500/BARRA GROWTH INDEX) IS AN UNMANAGED INDEX OF GROWTH STOCKS IN THE S&P
500. LARGE CAPITALIZATION GROWTH STOCKS ARE THE STOCKS WITHIN THE S&P 500 THAT GENERALLY HAVE HIGH EXPECTED EARNINGS GROWTH AND HIGHER THAN AVERAGE PRICE-TO-BOOK RATIOS. INVESTORS CANNOT INVEST IN AN INDEX, AND THE RETURN OF AN INDEX DOES NOT REFLECT THE DEDUCTION OF ANY FEES OR OTHER EXPENSES.
================================================================================
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                       3

--------------------------------------------------------------------------------
[GRAPHIC]                          VALUE FUND
--------------------------------------------------------------------------------

o     MARKET COMMENTARY

In 2007, the U.S. equity markets produced respectable returns with the S&P 500 Index gaining 5.49% for the period. The gain came with volatility throughout the year though with the broad benchmark returning almost 7% in the first half and then losing over 3% in the fourth quarter, thanks to renewed concern about credit crisis in November and a number of major financial institutions reporting billions of write-downs in mortgage securities during the quarter. The third quarter saw a rather bumpy ride as the subprime debacle emerged early in the quarter that later led to de-leveraging of hedge funds and a significant drop in leveraged-buyout activities.

Within the domestic-equity markets, large-cap stocks were favored while their small-cap counterparts lost some ground, with the Russell 2000 Index returning -1.57% for the year. Within large cap, growth-oriented stocks, represented by the S&P 500/Citigroup Growth Index, outperformed value stocks held in the S&P 500/Citigroup Value Index by more than 7%. Mid cap stocks, as represented by the S&P Mid Cap 400 Index, gained 7.98% for the year.

o     REVIEW OF FUND PERFORMANCE

In early 2007, Wellington Management was replaced as subadvisor by Acadian Asset Management ("Acadian"), based in Boston, MA. Acadian is a quantitative manager, using a proprietary multi-factor pricing model in predicting how each stock will perform relative to its sector or industry. The factors in the model can be broadly categorized as valuation, earnings, quality and price momentum.

The portfolio-management and research teams have been able to minimize the negative impact from the summer credit crisis and managed to help the Fund beat its benchmark, the S&P 500/Citigroup Value Index, by 2.42% between March 1st
(when Acadian took over the portfolio) and December 31st, 2007. For the year, the Value Fund outperformed the benchmark by 1.33% as the Value Fund returned 3.32% while the benchmark returned 1.99%. Contributing most significantly to active return was a combination of sector positions and stock selection in materials, finance and banking, as well as sector positioning in energy. Less successful investments included stock selection in services and healthcare, along with a combination of sector positioning and stock selection in durables.

ALL PERFORMANCE DATA SHOWN ABOVE REFLECTS THE PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES WHICH NEGATIVELY IMPACT THE PERFORMANCE OF THOSE CLASSES.
--------------------------------------------------------------------------------
4                        ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. The Transfer Agent may impose a 2% redemption fee on amounts held less than 90 days. Performance data does not reflect the deduction of this non-recurring fee, and if reflected, the fee would reduce the performance quoted. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs compare a $10,000 investment made in each share class of the Fund. The Fund's performance shown in the graphs take into account the maximum initial sales charge on A Class shares, does not include a CDSC on C Class shares, which may only apply to redemptions made in the first year, and includes all other applicable fees and expenses on all classes. The graphs and table do not reflect the deduction of taxes that you would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call (800) 759-3504 or visit www.accessor.com.

--------------------------------------------------------------------------------
                              GROWTH OF $10,000(1)
                 VALUE FUND VS. S&P 500/CITIGROUP VALUE INDEX(5)
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES
12-31-97 through 12-31-07

---------------------------------------
                               S&P 500/
                              CITIGROUP
                   VALUE        VALUE
  DATE             FUND        INDEX(5)
---------------------------------------
12/31/1997        10,000        10,000
12/31/1998        11,289        11,891
12/31/1999        12,065        12,471
12/31/2000        12,352        12,408
12/31/2001        11,181        11,393
12/31/2002         8,608         9,503
12/31/2003        11,234        12,388
12/31/2004        12,881        14,250
12/31/2005        13,666        15,491
12/31/2006        15,910        18,713
12/31/2007        16,438        19,085


INVESTOR CLASS SHARES
7-1-98 through 12-31-07

---------------------------------------
                               S&P 500/
                              CITIGROUP
                   VALUE        VALUE
  DATE             FUND        INDEX(5)
---------------------------------------
7/1/1998          10,000        10,000
12/31/1998         9,891        10,387
12/31/1999        10,519        10,894
12/31/2000        10,717        10,839
12/31/2001         9,651         9,952
12/31/2002         7,412         8,301
12/31/2003         9,630        10,821
12/31/2004        10,991        12,448
12/31/2005        11,626        13,532
12/31/2006        13,472        16,347
12/31/2007        13,844        16,672


C CLASS SHARES
12-30-02 through 12-31-07

---------------------------------------
                               S&P 500/
                              CITIGROUP
                   VALUE        VALUE
  DATE             FUND        INDEX(5)
---------------------------------------
12/30/2002        10,000        10,000
12/31/2002        10,029        10,097
12/31/2003        12,957        13,162
12/31/2004        14,715        15,141
12/31/2005        15,453        16,460
12/31/2006        17,819        19,883
12/31/2007        18,216        20,279


A CLASS SHARES
9-29-03 through 12-31-07

---------------------------------------
                               S&P 500/
                              CITIGROUP
                   VALUE        VALUE
  DATE             FUND        INDEX(5)
---------------------------------------
9/29/2003          9,425        10,000
12/31/2003        10,603        11,423
12/31/2004        12,112        13,139
12/31/2005        12,805        14,284
12/31/2006        14,854        17,255
12/31/2007        15,310        17,598

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN(4) FOR THE PERIODS ENDED 12/31/07
--------------------------------------------------------------------------------

                              ADVISOR CLASS   INVESTOR CLASS          C CLASS               A CLASS
INCEPTION DATE                   8/24/92          7/1/98             12/30/02               9/29/03
                              --------------------------------------------------------------------------
                                   NAV             NAV           NAV        CDSC(2)    NAV        POP(3)
--------------------------------------------------------------------------------------------------------
One Year                          3.32%           2.76%         2.23%       1.23%      3.07%      -2.87%
Five Years                       13.81%          13.31%        12.68%         n/a        n/a         n/a
Ten Years                         5.10%             n/a           n/a         n/a        n/a         n/a
Since Inception, Annualized       9.97%           3.48%        12.74%         n/a     12.08%      10.54%

--------------------------------------------------------------------------------
                        SECTOR ALLOCATION AS OF 12/31/07
--------------------------------------------------------------------------------

FINANCIALS .............................................................   21.1%
ENERGY .................................................................   12.1%
INFORMATION TECHNOLOGY .................................................   12.1%
INDUSTRIALS ............................................................   10.2%
CONSUMER DISCRETIONARY .................................................   10.0%
HEALTH CARE ............................................................    9.1%
MATERIALS ..............................................................    8.2%
CONSUMER STAPLES .......................................................    7.5%
TELECOMMUNICATION SERVICES .............................................    4.3%
UTILITIES ..............................................................    4.3%
OTHERS .................................................................    1.1%

--------------------------------------------------------------------------------
                      TOP 10 EQUITY HOLDINGS AS OF 12/31/07
--------------------------------------------------------------------------------

CHEVRONTEXACO ..........................................................    4.8%
VERIZON COMMUNICATIONS .................................................    4.1%
MARATHON OIL ...........................................................    3.9%
FREEPORT-MCMORAN COPPER & GOLD .........................................    3.7%
UNITEDHEALTH GROUP .....................................................    3.6%
JP MORGAN CHASE ........................................................    3.4%
FIRSTENERGY ............................................................    3.4%
EXXON MOBIL ............................................................    3.3%
INTERNATIONAL BUSINESS MACHINES ........................................    3.3%
GOLDMAN SACHS ..........................................................    3.3%

--------------------------------------------------------------------------------
(1) For purposes of the chart, comparison with the Index assumes initial investment on the last day of the month of inception, where applicable.
(2) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(3) POP (public offering price) reflects the maximum sales load of 5.75% at the beginning of the stated period.
(4) Effective March 1, 2007, Acadian Asset Management manages the Value Fund, Wellington Management Company from January 10, 2001 to March 1, 2007 and Martingale Asset Management from inception to January 10, 2001. Prior to May 1, 1999, the Value Fund was known as the Value and Income Portfolio.
      The name was changed to more accurately reflect the Fund's investment policies.
(5) Standard & Poor's renamed its S&P 500/BARRA Value Index and changed the methodology used to calculate value in the large cap market on December 16, 2005. The Index was renamed to the S&P 500/Citigroup Value Index.

--------------------------------------------------------------------------------
THE S&P 500/CITIGROUP VALUE INDEX (FORMERLY THE S&P 500/BARRA VALUE INDEX) IS AN UNMANAGED INDEX OF VALUE STOCKS IN THE S&P 500. LARGE CAPITALIZATION VALUE STOCKS ARE THE STOCKS WITHIN THE S&P 500 THAT GENERALLY ARE PRICED BELOW THE MARKET AVERAGE BASED ON EARNINGS AND LOWER THAN AVERAGE PRICE-TO-BOOK RATIOS. INVESTORS CANNOT INVEST IN AN INDEX, AND THE RETURN OF AN INDEX DOES NOT REFLECT THE DEDUCTION OF ANY FEES OR OTHER EXPENSES.
================================================================================
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                       5

--------------------------------------------------------------------------------
[GRAPHIC]                     SMALL TO MID CAP FUND
--------------------------------------------------------------------------------

o     MARKET COMMENTARY

In 2007, the U.S. equity markets produced respectable returns with the S&P 500 Index gaining 5.49% for the period. The gain came with volatility throughout the year though with the broad benchmark returning almost 7% in the first half and then losing over 3% in the fourth quarter, thanks to renewed concern about credit crisis in November and a number of major financial institutions reporting billions of write-downs in mortgage securities during the quarter. The third quarter saw a rather bumpy ride as the subprime debacle emerged early in the quarter that later led to de-leveraging of hedge funds and a significant drop in leveraged-buyout activities.

Within the domestic-equity markets, large-cap stocks were favored while their small-cap counterparts lost some ground, with the Russell 2000 Index returning -1.57% for the year. Within large cap, growth-oriented stocks, represented by the S&P 500/Citigroup Growth Index, outperformed value stocks held in the S&P 500/Citigroup Value Index by more than 7%. Mid cap stocks, as represented by the S&P Mid Cap 400 Index, gained 7.98% for the year.

o     REVIEW OF FUND PERFORMANCE

The Accessor Small to Mid Cap Fund (the "Fund") returned -2.89% in 2007, versus a return of 5.78% for the benchmark, the Dow Jones Wilshire 4500 Index. The Fund lagged the benchmark due to the subadvisor's focus on purchasing inexpensive, high-quality stocks that show positive earnings momentum. These types of stocks were out of favor in 2007 and stocks trading at a premium were in favor. This year's weak performance was in part offset by the introduction of a 120/20 strategy to the Fund. This adjustment to the strategy allowed the subadvisor to short stocks that were deemed unattractive and use the proceeds to overweight stocks that were favored by the stock selection process. Since October 1, 2007 (the strategy inception) the 120/20 process was generally additive to the Fund's performance.

The sector weights of the Fund in 2007 were positioned to closely mirror those of the benchmark. The subadvisor, SSgA Funds Management, Inc. ("SSgA FM"), seeks to add value through stock selection but its strategy was not effective during 2007. The subadvisor utilizes a multi-factor pricing model that focuses on growth, value, and sentiment. The stock selection models that focused on growth and momentum characteristics delivered favorable results for the better part of the year. However, the sharp underperformance of the value components of the model subsumed the positive performance of the other model components. With a 37% return on the year, the industrials sector topped all others within the small to mid cap universe of stocks. The Fund added marginal value versus the benchmark by carrying a slight overweight position to industrials stocks. Carrying an underweight position to energy stocks detracted value, as the surge in commodity prices drove this sector up almost 30% during the year.

ALL PERFORMANCE DATA SHOWN ABOVE REFLECTS THE PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES WHICH NEGATIVELY IMPACT THE PERFORMANCE OF THOSE CLASSES.
--------------------------------------------------------------------------------
6                        ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. The Transfer Agent may impose a 2% redemption fee on amounts held less than 90 days. Performance data does not reflect the deduction of this non-recurring fee, and if reflected, the fee would reduce the performance quoted. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs compare a $10,000 investment made in each share class of the Fund. The Fund's performance shown in the graphs take into account the maximum initial sales charge on A Class shares, does not include a CDSC on C Class shares, which may only apply to redemptions made in the first year, and includes all other applicable fees and expenses on all classes. The graphs and table do not reflect the deduction of taxes that you would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call (800) 759-3504 or visit www.accessor.com.

--------------------------------------------------------------------------------
                              GROWTH OF $10,000(1)
       SMALL TO MID CAP FUND VS. DOW JONES WILSHIRE 4500 COMPLETION INDEX
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES
12-31-97 through 12-31-07

-----------------------------------------
                   SMALL     DOW JONES
                    TO      WILSHIRE 4500
                  MID-CAP    COMPLETION
  DATE             FUND        INDEX
-----------------------------------------
12/31/1997        10,000        10,000
12/31/1998        11,598        10,863
12/31/1999        14,760        14,718
12/31/2000        12,070        12,397
12/31/2001        10,365        11,241
12/31/2002         8,841         9,240
12/31/2003        12,723        13,290
12/31/2004        15,123        15,758
12/31/2005        17,086        17,377
12/31/2006        19,435        20,169
12/31/2007        18,874        21,335


INVESTOR CLASS SHARES
6-24-98 through 12-31-07

-----------------------------------------
                   SMALL     DOW JONES
                    TO      WILSHIRE 4500
                  MID-CAP    COMPLETION
  DATE             FUND        INDEX
-----------------------------------------
6/24/1998         10,000        10,000
12/31/1998        10,331        10,058
12/31/1999        13,079        13,627
12/31/2000        10,646        11,478
12/31/2001         9,093        10,407
12/31/2002         7,729         8,555
12/31/2003        11,074        12,305
12/31/2004        13,099        14,590
12/31/2005        14,744        16,088
12/31/2006        16,693        18,674
12/31/2007        16,134        19,753


C CLASS SHARES
12-30-02 through 12-31-07

-----------------------------------------
                   SMALL     DOW JONES
                    TO      WILSHIRE 4500
                  MID-CAP    COMPLETION
  DATE             FUND        INDEX
-----------------------------------------
12/30/2002        10,000        10,000
12/31/2002        10,041        10,057
12/31/2003        14,312        14,466
12/31/2004        16,840        17,152
12/31/2005        18,839        18,914
12/31/2006        21,209        21,953
12/31/2007        20,397        23,222


A CLASS SHARES
9-29-03 through 12-31-07

-----------------------------------------
                   SMALL     DOW JONES
                    TO      WILSHIRE 4500
                  MID-CAP    COMPLETION
  DATE             FUND        INDEX
-----------------------------------------
9/29/2003          9,425        10,000
12/31/2003        10,781        11,293
12/31/2004        12,760        13,390
12/31/2005        14,358        14,766
12/31/2006        16,281        17,138
12/31/2007        15,753        18,129

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN(4) FOR THE PERIODS ENDED 12/31/07
--------------------------------------------------------------------------------

                              ADVISOR CLASS   INVESTOR CLASS          C CLASS               A CLASS
INCEPTION DATE                   8/24/92          6/24/98            12/30/02               9/29/03
                              --------------------------------------------------------------------------
                                   NAV             NAV           NAV        CDSC(2)    NAV        POP(3)
--------------------------------------------------------------------------------------------------------
One Year                         -2.89%          -3.35%        -3.83%      -4.79%     -3.24%      -8.80%
Five Years                       16.38%          15.86%        15.23%         n/a        n/a         n/a
Ten Years                         6.56%             n/a           n/a         n/a        n/a         n/a
Since Inception, Annualized      11.42%           5.15%        15.31%         n/a     12.84%      11.28%

--------------------------------------------------------------------------------
                        SECTOR ALLOCATION AS OF 12/31/07
--------------------------------------------------------------------------------

FINANCIALS .............................................................   20.0%
CONSUMER DISCRETIONARY .................................................   16.6%
INFORMATION TECHNOLOGY .................................................   13.6%
INDUSTRIALS ............................................................   12.8%
MATERIALS ..............................................................    8.4%
HEALTH CARE ............................................................    7.8%
ENERGY .................................................................    7.6%
CONSUMER STAPLES .......................................................    4.9%
UTILITIES ..............................................................    3.9%
OTHERS .................................................................    2.8%
TELECOMMUNICATION SERVICES .............................................    1.6%

--------------------------------------------------------------------------------
                      TOP 10 EQUITY HOLDINGS AS OF 12/31/07
--------------------------------------------------------------------------------

BERKSHIRE HATHAWAY .....................................................    4.4%
ACCENTURE ..............................................................    1.4%
TERRA INDUSTRIES .......................................................    1.2%
CAMERON INTERNATIONAL ..................................................    1.1%
LIBERTY GLOBAL .........................................................    1.0%
FRONTIER OIL ...........................................................    1.0%
LOEWS ..................................................................    0.9%
REPUBLIC SERVICES ......................................................    0.9%
CELANESE ...............................................................    0.9%
ENERGEN ................................................................    0.9%

--------------------------------------------------------------------------------
(1) For purposes of the chart, comparison with the Index assumes initial investment on the last day of the month of inception, where applicable.
(2) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(3) POP (public offering price) reflects the maximum sales load of 5.75% at the beginning of the stated period.
(4) Effective June 1, 2001, SSgA Funds Management, Inc. manages the Small to Mid Cap Fund (formerly managed by Symphony Asset Management, Inc. from September 15, 1995 until May 31, 2001). Prior to Symphony, the Small to Mid Cap Portfolio was managed by Wells Fargo Nikko Investment Advisors from inception.

--------------------------------------------------------------------------------
WHEN INVESTING IN SMALL CAP STOCKS YOU WILL NOTICE GREATER FLUCTUATIONS IN MARKET VALUE.

THE DOW JONES WILSHIRE 4500 COMPLETION INDEX IS AN UNMANAGED INDEX OF STOCKS OF MEDIUM AND SMALL CAPITALIZATION COMPANIES NOT IN THE S&P 500. INVESTORS CANNOT INVEST IN AN INDEX, AND THE RETURN OF AN INDEX DOES NOT REFLECT THE DEDUCTION OF ANY FEES OR OTHER EXPENSES.
================================================================================
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                       7

--------------------------------------------------------------------------------
[GRAPHIC]                  INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

o     MARKET COMMENTARY

International stocks continued a multi-year positive trend as the MSCI EAFE + EM Index finished 2007 with a 15.85% gain, far ahead of the S&P 500 Index, which finished the year with a 5.5% gain. Generally speaking, the international markets avoided much of the volatility brought on by the tightening of U.S. credit spreads due in part to the strong performance from the emerging markets, which outperformed international developed markets by 28.2% this past year. Within the developed markets, Europe, led by Germany, performed strongly while Japan lagged as attempts to invigorate the economy failed to post convincing results.

Emerging countries benefited from increasing demand for commodities, a weak U.S. dollar, and improved fiscal responsibility. Therefore, commodity-related sectors such as materials, energy and industrials led the markets. The healthcare sector continued to provide earnings disappointments and by mid-year, the financials sector struggled as investors attempted to discern the true impact of the asset backed credit problems.

o     REVIEW OF FUND PERFORMANCE

In terms of performance, 2007 was a year of varying relative returns as the International Equity Fund (the "Fund") returned 12.97% and the MSCI EAFE + EM Index returned 15.85%. The first half of the year was characterized by the Fund's outperformance with strong stock gains in Europe. In particular, Kloeckner and Daniele performed well reflecting the strength in the steel sector. Turkey, an emerging economy, performed well, especially Turkcel and Aksigorta.

During the second half of the year, with markets becoming increasingly skittish, the Fund's exposure to European financials lowered relative returns. The sell-off in the sector became increasingly indiscriminate and the International Equity Fund used this opportunity to build positions in Unicredito, Julius Baer and Hypo Real Estate. The Fund's performance was positively impacted by Japanese securities in the second half with strong contributions from Ibiden and Mitsubishi Electric. However, the Fund's performance in Asian securities lagged the benchmark due to the portfolio underweighting the materials sector in Australia.

ALL PERFORMANCE DATA SHOWN ABOVE REFLECTS THE PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES WHICH NEGATIVELY IMPACT THE PERFORMANCE OF THOSE CLASSES.
--------------------------------------------------------------------------------
8                        ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. The Transfer Agent may impose a 2% redemption fee on amounts held less than 90 days. Performance data does not reflect the deduction of this non-recurring fee, and if reflected, the fee would reduce the performance quoted. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs compare a $10,000 investment made in each share class of the Fund. The Fund's performance shown in the graphs take into account the maximum initial sales charge on A Class shares, does not include a CDSC on C Class shares, which may only apply to redemptions made in the first year, and includes all other applicable fees and expenses on all classes. The graphs and table do not reflect the deduction of taxes that you would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call (800) 759-3504 or visit www.accessor.com.

--------------------------------------------------------------------------------
                              GROWTH OF $10,000(1)
               INTERNATIONAL EQUITY FUND VS. MSCI EAFE + EM INDEX
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES
12-31-97 through 12-31-07

---------------------------------------
               INTERNATIONAL    MSCI
                  EQUITY      EAFE + EM
  DATE             FUND        INDEX
---------------------------------------
12/31/1997        10,000        10,000
12/31/1998        11,607        11,525
12/31/1999        17,286        15,021
12/31/2000        13,043        12,635
12/31/2001         9,805        10,175
12/31/2002         8,351         8,673
12/31/2003        11,216        12,204
12/31/2004        13,208        14,799
12/31/2005        15,100        17,227
12/31/2006        20,103        22,010
12/31/2007        22,710        25,599


INVESTOR CLASS SHARES
7-6-98 through 12-31-07

---------------------------------------
               INTERNATIONAL    MSCI
                  EQUITY      EAFE + EM
  DATE             FUND        INDEX
---------------------------------------
7/6/1998          10,000        10,000
12/31/1998         9,599        10,018
12/31/1999        14,229        13,056
12/31/2000        10,683        10,983
12/31/2001         7,992         8,845
12/31/2002         6,783         7,539
12/31/2003         9,071        10,608
12/31/2004        10,639        12,864
12/31/2005        12,121        14,975
12/31/2006        16,072        19,132
12/31/2007        18,060        22,252


C CLASS SHARES
12-30-02 through 12-31-07

---------------------------------------
               INTERNATIONAL    MSCI
                  EQUITY      EAFE + EM
  DATE             FUND        INDEX
---------------------------------------
12/30/2002        10,000        10,000
12/31/2002        10,105        10,070
12/31/2003        13,449        14,169
12/31/2004        15,692        17,182
12/31/2005        17,757        20,001
12/31/2006        23,407        25,554
12/31/2007        26,181        29,722


A CLASS SHARES
9-29-03 through 12-31-07

---------------------------------------
               INTERNATIONAL    MSCI
                  EQUITY      EAFE + EM
  DATE             FUND        INDEX
---------------------------------------
9/29/2003          9,425        10,000
12/31/2003        10,909        11,667
12/31/2004        12,813        14,148
12/31/2005        14,586        16,469
12/31/2006        19,360        21,041
12/31/2007        21,791        24,473

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN(4) FOR THE PERIODS ENDED 12/31/07
--------------------------------------------------------------------------------

                              ADVISOR CLASS   INVESTOR CLASS          C CLASS             A CLASS
INCEPTION DATE                   10/3/94          7/6/98             12/30/02             9/29/03
                              --------------------------------------------------------------------------
                                   NAV              NAV           NAV       CDSC(2)    NAV       POP(3)
--------------------------------------------------------------------------------------------------------
One Year                         12.97%           12.37%         11.85%     10.85%    12.56%      6.07%
Five Years                       22.15%           21.63%         20.97%       n/a       n/a        n/a
Ten Years                         8.55%             n/a            n/a        n/a       n/a        n/a
Since Inception, Annualized       8.65%            6.43%         21.21%       n/a     21.78%     20.10%

--------------------------------------------------------------------------------
                        COUNTRY ALLOCATION AS OF 12/31/07
--------------------------------------------------------------------------------

ITALY ..................................................................   13.3%
GERMANY ................................................................   13.2%
GREAT BRITAIN ..........................................................   11.9%
JAPAN ..................................................................    8.7%
SPAIN ..................................................................    6.1%
SWITZERLAND ............................................................    6.0%
FRANCE .................................................................    5.7%
HONG KONG ..............................................................    4.2%
BRAZIL .................................................................    3.3%
OTHERS .................................................................   27.6%

--------------------------------------------------------------------------------
                      TOP 10 EQUITY HOLDINGS AS OF 12/31/07
--------------------------------------------------------------------------------

UNICREDITO ITALIANO SPA ................................................    2.7%
ROYAL DUTCH SHELL PLC ..................................................    2.4%
DANIELI & CO. SPA ......................................................    2.4%
HYPO REAL ESTATE HOLDING AG ............................................    2.3%
BANCO SANTANDER SA .....................................................    2.3%
TANFIELD GROUP PLC .....................................................    2.2%
TOTAL SA ...............................................................    2.0%
BANCO POPOLARE SCARL ...................................................    1.8%
WHITBREAD PLC ..........................................................    1.8%
TELEFONICA SA ..........................................................    1.8%

--------------------------------------------------------------------------------
(1) For purposes of the chart, comparison with the Index assumes initial investment on the last day of the month of inception, where applicable.
(2) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(3) POP (public offering price) reflects the maximum sales load of 5.75% at the beginning of the stated period.
(4) Effective October 1, 2005, Pictet Asset Management Ltd. manages the International Equity Fund (formerly managed by JPMorgan Fleming Asset Management (London), Ltd. from January 7, 2002 until September 30, 2005. Prior to JPMorgan, the International Equity Portfolio was managed by Nicholas-Applegate Capital Management from inception).

--------------------------------------------------------------------------------
BY INVESTING IN INTERNATIONAL STOCKS YOU WILL BE SUBJECTED TO CURRENCY FLUCTUATIONS AND POLITICAL AND ECONOMIC INSTABILITY. INVESTMENTS IN SECURITIES OF EMERGING INVOLVES POTENTIAL RISKS RELATING TO POLITICAL AND ECONOMIC UNCERTAINTIES. UNDER CERTAIN MARKET CONDITIONS, THESE SECURITIES COULD BE CONSIDERED LESS LIQUID.

THE MSCI EAFE + EM INDEX (FORMERLY THE MSCI EAFE + EMF INDEX) IS AN UNMANAGED INDEX OF 47 DEVELOPED (EXCLUDING THE UNITED STATES AND CANADA) AND EMERGING MARKET COUNTRIES, INCLUDING JAPAN, THE UNITED KINGDOM, GERMANY AND FRANCE. INVESTORS CANNOT INVEST IN AN INDEX, AND THE RETURN OF AN INDEX DOES NOT REFLECT THE DEDUCTION OF ANY FEES OR OTHER EXPENSES.
================================================================================
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                      9

--------------------------------------------------------------------------------
[GRAPHIC]                  TOTAL RETURN FUND
--------------------------------------------------------------------------------

o     MARKET COMMENTARY

In 2007, the U.S. equity markets produced respectable returns with the S&P 500 Index gaining 5.49% for the period. The gain came with volatility throughout the year though with the broad benchmark returning almost 7% in the first half and then losing over 3% in the fourth quarter, thanks to renewed concern about credit crisis in November and a number of major financial institutions reporting billions of write-downs in mortgage securities during the quarter. The third quarter saw a rather bumpy ride as the subprime debacle emerged early in the quarter that later led to de-leveraging of hedge funds and a significant drop in leveraged-buyout activities.

Within the domestic-equity markets, large-cap stocks were favored while their small-cap counterparts lost some ground, with the Russell 2000 Index returning -1.57% for the year. Within large cap, growth-oriented stocks, represented by the S&P 500/Citigroup Growth Index, outperformed value stocks held in the S&P 500/Citigroup Value Index by more than 7%. Mid cap stocks, as represented by the S&P Mid Cap 400 Index, gained 7.98% for the year.

o     REVIEW OF FUND PERFORMANCE

Pennant Management, the Total Return Fund's (the "Fund") subadvisor, uses a combination of techniques and strategies to achieve the Fund's investment objective including "bottom-up" and "top down" approaches. The Total Return Fund opened for investment operations on September 10, 2007. For the period ended December 31, 2007, the Fund returned -0.96% while its benchmark, the S&P 500 Index, returned 1.75%. The overall market was range-bound for much of the fourth quarter; the Fund relied heavily on sentiment charts to identify short-term trading opportunities. This strategy was hurt by the dramatic deterioration in the financial and consumer discretionary sectors that pushed stocks down to levels substantially lower than their respective historical averages. Pennant Management's investment committee was rather bearish about the economy and the equity markets and during the fourth quarter, the Fund built up its cash position in order to minimize its downside volatility.
--------------------------------------------------------------------------------
10                       ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graph compares a $100,000 investment made in of the Fund. The graph and table do not reflect the deduction of taxes that you would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call (800) 759-3504 or visit www.accessor.com.

--------------------------------------------------------------------------------
                              GROWTH OF $100,000(1)
                      TOTAL RETURN FUND VS. S&P 500 INDEX
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES
9-10-07 through 12-31-07

---------------------------------------
                   TOTAL
                  RETURN       S&P 500
  DATE             FUND         INDEX
---------------------------------------
9/10/2007        100,000       100,000
12/31/2007        99,050       101,757

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN(2) FOR THE PERIODS ENDED 12/31/07
--------------------------------------------------------------------------------

INCEPTION DATE           9/10/07
                         -------------------------------------------------------
                           NAV
--------------------------------------------------------------------------------
One Year                     n/a
Five Years                   n/a
Ten Years                    n/a
Since Inception           -0.96%

--------------------------------------------------------------------------------
                        SECTOR ALLOCATION AS OF 12/31/07
--------------------------------------------------------------------------------

OTHERS .................................................................   65.7%
ENERGY .................................................................   11.3%
CONSUMER DISCRETIONARY .................................................    7.5%
FINANCIALS .............................................................    5.6%
INDUSTRIALS ............................................................    5.6%
INFORMATION TECHNOLOGY .................................................    1.9%
CONSUMER STAPLES .......................................................    1.3%
MATERIALS. .............................................................    0.5%
HEALTH CARE ............................................................    0.4%
TELECOMMUNICATION SERVICES .............................................    0.2%

--------------------------------------------------------------------------------
                      TOP 10 EQUITY HOLDINGS AS OF 12/31/07
--------------------------------------------------------------------------------

SPDR TRUST SERIES 1 ....................................................   56.8%
ULTRA S&P500 PROSHARES .................................................    6.5%
BOEING .................................................................    4.9%
NOBLE ..................................................................    4.5%
AMERICAN INTERNATIONAL GROUP ...........................................    4.1%
VALERO ENERGY ..........................................................    3.7%
ENSCO INTERNATIONAL ....................................................    3.7%
MCDONALD'S .............................................................    3.5%
RYDEX S&P EQUAL WEIGHT HEALTHCARE ......................................    1.0%
KRAFT FOODS ............................................................    0.9%

--------------------------------------------------------------------------------
(1) For purposes of the chart, comparison with the Index assumes initial investment on the last day of the month of inception, where applicable.
(2)   Pennant Management manages the Total Return Fund.

--------------------------------------------------------------------------------
THE S&P 500 IS AN UNMANAGED INDEX OF 500 COMMON STOCKS CHOSEN TO REFLECT THE INDUSTRIES IN THE U.S. ECONOMY.
================================================================================
                         (800) 759-3504 ~ WWW.ACCESSOR.COM                    11

--------------------------------------------------------------------------------
[GRAPHIC]                  HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

o     MARKET COMMENTARY

Through the first two quarters of 2007, the Treasury markets and other fixed income markets traded within manageable trading ranges. In the early summer, however, continued weakness in housing and increasing energy costs began to fuel fears of a general economic recession. A chain of events, resulting from growing weakness in the housing market negatively affected the market value of illiquid subprime mortgages and other related securities. A tipping point came during the summer when Merrill Lynch made margin calls against two Bear Stearns related hedge funds which invested in the hybrid mortgage related securities. The inability of the Bear Stearns hedge funds to liquidate these assets at perceived reasonable values created a contagion for other related subprime mortgage products and market values for these related securities decreased. As major owners and underwriters of these subprime related securities, various prominent financial institutions announced massive write-offs and losses. With each new headline of subprime related assets write-downs and losses taken by financial institutions, investors sought safety in Treasury securities. This flight to quality decreased Treasury yields but expanded credit spreads across non-treasury fixed income products.

The Treasury yield curve began 2007 relatively flat. Yields on short-intermediate to longer-term Treasuries increased during the first and second quarters of the year but peaked by mid summer. As the year progressed and as fears of a credit crunch grew, Treasury yields fell and the yield curve steepened in anticipation of easier monetary policy and the "flight to quality". The Federal Reserve Bank eventually lowered the Fed Funds rate by 100 basis points during the last three Federal Open Market Committee meetings of the year. By the close of business on December 31, 2007, the yield on the two-year U.S. Treasury note had decreased 187 basis points to 3.05% while the yield on the 10-year U.S. Treasury note decreased about 68 basis points to 4.02%. Other non-Treasury fixed income products did not equally participate in the decrease in Treasury yields. Yields on non-Treasury securities began 2007 with near historical low credit spreads. As the credit crunch spread, an expansion of credit spreads across all non-Treasury fixed income products occurred.

o     REVIEW OF FUND PERFORMANCE

The High Yield Bond Fund (the "Fund") finished the year with a return of 2.10%, while the Merrill Lynch High Yield Master II Index finished with a return of 2.19%. The subadvisor, Financial Management Advisors ("FMA"), was able to generate positive returns during the year by selectively overweighting higher quality B-rated bonds. In terms of sectors, the subadviser added excess return by overweighting chemicals and gaming/lodging while underweighting auto finance and home builders. The outperformance, however, was partially offset by the underweight in metals/mining and less superior security selection in food/beverage.

ALL PERFORMANCE DATA SHOWN ABOVE REFLECTS THE PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES WHICH NEGATIVELY IMPACT THE PERFORMANCE OF THOSE CLASSES.
--------------------------------------------------------------------------------
12                       ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. The Transfer Agent may impose a 2% redemption fee on amounts held less than 90 days. Performance data does not reflect the deduction of this non-recurring fee, and if reflected, the fee would reduce the performance quoted. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs compare a $10,000 investment made in each share class of the Fund. The Fund's performance shown in the graphs take into account the maximum initial sales charge on A Class shares, does not include a CDSC on C Class shares, which may only apply to redemptions made in the first year, and includes all other applicable fees and expenses on all classes. The graphs and table do not reflect the deduction of taxes that you would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call (800) 759-3504 or visit www.accessor.com.

--------------------------------------------------------------------------------
                              GROWTH OF $10,000(1)
HIGH YIELD BOND FUND VS. LEHMAN BROTHERS U.S. CORPORATE HIGH YIELD INDEX AND MERRILL LYNCH U.S. HIGH YIELD MASTER II INDEX
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES
5-1-00 through 12-31-07

-------------------------------------------------------------
                   HIGH    LEHMAN BROTHERS    MERRILL LYNCH
                   YIELD   U.S. CORPORATE    U.S. HIGH YIELD
                   BOND      HIGH YIELD         MASTER II
  DATE             FUND        INDEX              INDEX
-------------------------------------------------------------
5/1/2000          10,000       10,000            10,000
12/31/2000         9,800        9,618             9,649
12/31/2001        10,309       10,126            10,081
12/31/2002        10,455        9,983             9,891
12/31/2003        12,990       12,875            12,675
12/31/2004        14,222       14,309            14,053
12/31/2005        14,535       14,701            14,438
12/31/2006        16,108       16,446            16,137
12/31/2007        16,446       16,757            16,490


INVESTOR CLASS SHARES
5-1-00 through 12-31-07

-------------------------------------------------------------
                   HIGH    LEHMAN BROTHERS    MERRILL LYNCH
                   YIELD   U.S. CORPORATE    U.S. HIGH YIELD
                   BOND      HIGH YIELD         MASTER II
  DATE             FUND        INDEX              INDEX
-------------------------------------------------------------
5/1/2000          10,000       10,000            10,000
12/31/2000         9,770        9,618             9,649
12/31/2001        10,225       10,126            10,081
12/31/2002        10,329        9,983             9,891
12/31/2003        12,767       12,875            12,675
12/31/2004        13,910       14,309            14,053
12/31/2005        14,203       14,701            14,438
12/31/2006        15,724       16,446            16,137
12/31/2007        16,015       16,757            16,490


C CLASS SHARES
12-30-02 through 12-31-07

-------------------------------------------------------------
                   HIGH    LEHMAN BROTHERS    MERRILL LYNCH
                   YIELD   U.S. CORPORATE    U.S. HIGH YIELD
                   BOND      HIGH YIELD         MASTER II
  DATE             FUND        INDEX              INDEX
-------------------------------------------------------------
12/30/2002        10,000       10,000            10,000
12/31/2002        10,000        9,999             9,997
12/31/2003        12,295       12,896            12,811
12/31/2004        13,327       14,332            14,203
12/31/2005        13,498       14,725            14,592
12/31/2006        14,801       16,473            16,310
12/31/2007        14,974       16,784            16,667


A CLASS SHARES
9-29-03 through 12-31-07

-------------------------------------------------------------
                   HIGH    LEHMAN BROTHERS    MERRILL LYNCH
                   YIELD   U.S. CORPORATE    U.S. HIGH YIELD
                   BOND      HIGH YIELD         MASTER II
  DATE             FUND        INDEX              INDEX
-------------------------------------------------------------
9/29/2003          9,525       10,000            10,000
12/31/2003        10,095       10,591            10,611
12/31/2004        11,029       11,771            11,765
12/31/2005        11,255       12,094            12,087
12/31/2006        12,430       13,529            13,510
12/31/2007        12,674       13,785            13,806

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN(4) FOR THE PERIODS ENDED 12/31/07
--------------------------------------------------------------------------------

                              ADVISOR CLASS   INVESTOR CLASS          C CLASS              A CLASS
INCEPTION DATE                    5/1/00          5/1/00             12/30/02              9/29/03
                              --------------------------------------------------------------------------
                                   NAV             NAV           NAV        CDSC(2)     NAV      POP(3)
--------------------------------------------------------------------------------------------------------
One Year                          2.10%           1.85%          1.17%       0.22%     1.96%     -2.89%
Five Years                        9.48%           9.17%          8.41%        n/a       n/a        n/a
Ten Years                          n/a             n/a            n/a         n/a       n/a        n/a
Since Inception, Annualized       6.71%           6.34%          8.40%        n/a      6.95%      5.72%

--------------------------------------------------------------------------------
                        SECTOR ALLOCATION AS OF 12/31/07
--------------------------------------------------------------------------------

OTHERS .................................................................   33.3%
CONSUMER DISCRETIONARY .................................................   13.1%
ENERGY .................................................................   11.7%
INDUSTRIALS ............................................................   10.5%
TELECOMMUNICATION SERVICES .............................................    7.7%
UTILITIES ..............................................................    5.5%
HEALTH CARE ............................................................    4.8%
INFORMATION TECHNOLOGY .................................................    4.0%
MATERIALS ..............................................................    3.9%
FINANCIALS .............................................................    3.6%
CONSUMER STAPLES .......................................................    1.9%

--------------------------------------------------------------------------------
                         TOP 10 HOLDINGS AS OF 12/31/07
--------------------------------------------------------------------------------

WILLIAMS ...............................................................    1.4%
AQUILA .................................................................    1.4%
AMR HOLDCO .............................................................    1.4%
ALLEGHENY ENERGY SUPPLY ................................................    1.3%
PSEG ENERGY HOLDINGS ...................................................    1.3%
GAMESTOP ...............................................................    1.3%
COMMUNITY HEALTH SYSTEMS ...............................................    1.3%
TEREX ..................................................................    1.3%
CIE GENERALE GEOPHYSIQUE ...............................................    1.3%
AES ....................................................................    1.3%

--------------------------------------------------------------------------------
(1) For purposes of the chart, comparison with the Index assumes initial investment on the last day of the month of inception, where applicable.
(2) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(3) POP (public offering price) reflects the maximum sales load of 4.75% at the beginning of the stated period.
(4)   FMA Advisors manages the High Yield Bond Fund.

--------------------------------------------------------------------------------
BY INVESTING IN HIGH YIELD BONDS YOU WILL BE SUBJECTED TO GREATER PRICE VOLATILITY BASED ON FLUCTUATIONS IN ISSUER AND CREDIT QUALITY.

THE LEHMAN BROTHERS U.S. CORPORATE HIGH YIELD INDEX IS AN UNMANAGED INDEX OF FIXED-RATE CORPORATE BONDS RATED BELOW INVESTMENT GRADE. INVESTORS CANNOT INVEST IN AN INDEX, AND THE RETURN OF AN INDEX DOES NOT REFLECT THE DEDUCTION OF ANY FEES OR OTHER EXPENSES.

THE MERRILL LYNCH U.S. HIGH YIELD MASTER II INDEX TRACKS THE PERFORMANCE OF BELOW-INVESTMENT GRADE U.S. DOLLAR-DENOMINATED CORPORATE BONDS ISSUED IN THE U.S. DOMESTIC MARKET. GOING FORWARD, THE FUND HAS DETERMINED TO REPLACE THE LEHMAN BROTHERS U.S. CORPORATE HIGH YIELD INDEX WITH THE MERRILL LYNCH U.S. HIGH YIELD MASTER II INDEX. THE FUND CONTINUES TO SHOW THE PERFORMANCE OF THE LEHMAN INDEX FOR COMPARISON PURPOSES IN THIS REPORT, BUT WILL ONLY SHOW THE MERRILL LYNCH U.S. HIGH YIELD MASTER II INDEX IN THE FUTURE.
================================================================================
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      13

--------------------------------------------------------------------------------
[GRAPHIC]                  INTERMEDIATE FIXED-INCOME FUND
--------------------------------------------------------------------------------

o     MARKET COMMENTARY

Through the first two quarters of 2007, the Treasury and other fixed income markets traded within manageable trading ranges. In the early summer, however, continued weakness in housing and increasing energy costs began to fuel fears of a general economic recession. A chain of events, resulting from growing weakness in the housing market negatively affected the market value of illiquid subprime mortgages and other related securities. A tipping point came in late summer when Merrill Lynch made margin calls against two Bear Stearns related hedge funds which invested in the hybrid mortgage related securities. The inability of the Bear Stearns hedge funds to liquidate these assets at perceived reasonable values created a contagion for other related subprime mortgage products and market values for these related securities decreased. As major owners and underwriters of these subprime related securities, various prominent financial institutions announced massive write-offs and losses. With each new headline of subprime related assets write-downs and losses taken by financial institutions, investors sought safety in Treasury securities. This flight to quality decreased Treasury yields but expanded credit spreads across non-treasury fixed income products.

The Treasury yield curve began 2007 relatively flat. Yields on short-intermediate to longer-term Treasuries increased during the first and second quarters of the year but peaked by mid summer. As the year progressed and as fears of a credit crunch grew, Treasury yields fell and the yield curve steepened in anticipation of easier monetary policy and the flight to quality. The Federal Reserve Bank eventually lowered the Fed Funds rate by 100 basis points during the last three Federal Open Market Committee meetings of the year. By the close of business on December 31, 2007, the yield on the two-year U.S. Treasury note had decreased 187 basis points to 3.05% while the yield on the 10-year U.S. Treasury note decreased about 68 basis points to 4.02%. Other non-Treasury fixed income products did not equally participate in the decrease in Treasury yields. Yields on non-Treasury securities began 2007 with near historical low credit spreads. As the credit crunch spread, an expansion of credit spreads across all non-Treasury fixed income products occurred.

o     REVIEW OF FUND PERFORMANCE

The Intermediate Fixed-Income Fund (the "Fund") struggled through the latter half of 2007 as the risk-averse environment triggered by the bankruptcy of several large subprime mortgage lenders put negative pricing pressure on all collateralized securities, several of which were held by the Fund. Although, the Fund had only 0.45% invested in direct subprime mortgage exposure. The subadvisor, Cypress Asset Management, employs a yield maximizing strategy. This method inherently underweights treasury bonds and agency bonds, which were the best performing segments of the bond market last year. In addition, the subadvisor sought yield by investing in commercial mortgage backed securities
(CMBS) and other asset-backed securities which underperformed the broader mortgage backed securities and Credit segments. The process successfully delivered a yield greater than the benchmark yield but this was offset by the Fund's weak price return as the Fund underperformed its benchmark, the Lehman Brothers Government/Credit Index by 3.59% in 2007, with the Intermediate Fixed-Income Fund returning 3.64% while the benchmark returned 7.23%.

ALL PERFORMANCE DATA SHOWN ABOVE REFLECTS THE PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES WHICH NEGATIVELY IMPACT THE PERFORMANCE OF THOSE CLASSES.
--------------------------------------------------------------------------------
14                      ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs compare a $10,000 investment made in each share class of the Fund. The Fund's performance shown in the graphs take into account the maximum initial sales charge on A Class shares, does not include a CDSC on C Class shares, which may only apply to redemptions made in the first year, and includes all other applicable fees and expenses on all classes. The graphs and table do not reflect the deduction of taxes that you would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call (800) 759-3504 or visit www.accessor.com.

--------------------------------------------------------------------------------
                              GROWTH OF $10,000(1)
   INTERMEDIATE FIXED-INCOME FUND VS. LEHMAN BROTHERS GOVERNMENT/CREDIT INDEX
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES
12-31-97 through 12-31-07

----------------------------------------------
                               LEHMAN BROTHERS
               INTERMEDIATE      GOVERNMENT/
               FIXED-INCOME        CREDIT
  DATE             FUND            INDEX
----------------------------------------------
12/31/1997        10,000          10,000
12/31/1998        10,838          10,947
12/31/1999        10,450          10,712
12/31/2000        11,513          11,980
12/31/2001        12,434          12,999
12/31/2002        13,889          14,432
12/31/2003        14,573          15,106
12/31/2004        15,139          15,739
12/31/2005        15,697          16,112
12/31/2006        16,283          16,719
12/31/2007        16,876          17,931


INVESTOR CLASS SHARES
7-14-98 through 12-31-07

----------------------------------------------
                               LEHMAN BROTHERS
               INTERMEDIATE      GOVERNMENT/
               FIXED-INCOME        CREDIT
  DATE             FUND            INDEX
----------------------------------------------
7/14/1998         10,000          10,000
12/31/1998        10,429          10,515
12/31/1999        10,007          10,289
12/31/2000        10,971          11,508
12/31/2001        11,790          12,487
12/31/2002        13,104          13,863
12/31/2003        13,682          14,510
12/31/2004        14,143          15,118
12/31/2005        14,619          15,477
12/31/2006        15,101          16,060
12/31/2007        15,577          17,225


C CLASS SHARES
12-30-02 through 12-31-07

----------------------------------------------
                               LEHMAN BROTHERS
               INTERMEDIATE      GOVERNMENT/
               FIXED-INCOME        CREDIT
  DATE             FUND            INDEX
----------------------------------------------
12/30/2002        10,000          10,000
12/31/2002         9,984           9,988
12/31/2003        10,368          10,454
12/31/2004        10,674          10,892
12/31/2005        10,951          11,151
12/31/2006        11,253          11,571
12/31/2007        11,535          12,410

--------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURN(3) FOR THE PERIODS ENDED 12/31/07
--------------------------------------------------------------------------------

                              ADVISOR CLASS   INVESTOR CLASS          C CLASS
INCEPTION DATE                   6/15/92         7/14/98             12/30/02
                              -----------------------------------------------------
                                   NAV             NAV          NAV         CDSC(2)
-----------------------------------------------------------------------------------
One Year                          3.64%            3.15%        2.51%       1.54%
Five Years                        3.97%            3.52%        2.93%         n/a
Ten Years                         5.37%              n/a          n/a         n/a
Since Inception, Annualized       5.81%            4.80%        2.90%         n/a

--------------------------------------------------------------------------------
                        SECTOR ALLOCATION AS OF 12/31/07
--------------------------------------------------------------------------------

TREASURIES ................................................................28.5%
CORPORATE ISSUES ..........................................................24.5%
CMBS (Commercial-Mortgage Backed) .........................................21.5%
ASSET BACKED ...............................................................9.6%
OTHER ......................................................................7.7%
AGENCY .....................................................................6.3%
PASS THRU ..................................................................1.9%

--------------------------------------------------------------------------------
                        CREDIT QUALITY(4) AS OF 12/31/07
--------------------------------------------------------------------------------

U.S. GOVERNMENT & AGENCY ..................................................54.6%
AAA ........................................................................9.3%
AA .........................................................................7.4%
A .........................................................................11.8%
BBB .......................................................................13.1%
BB .........................................................................2.5%
B ..........................................................................0.5%
NR .........................................................................0.8%
AVERAGE CREDIT QUALITY ......................................................AA-

--------------------------------------------------------------------------------
(1) For purposes of the chart, comparison with the Index assumes initial investment on the last day of the month of inception, where applicable.
(2) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(3) Effective September 21, 1998, Cypress Asset Management manages the Intermediate Fixed-Income Fund (formerly managed by Smith Barney Capital Management from inception to April 30, 1998 and Accessor Capital Management from May 1, 1998 through September 20, 1998).
(4)   Derived from Standard & Poor's data.

-------------------------------------------------------------------------------
WHEN INVESTING IN BOND FUNDS, YOU ARE SUBJECT, BUT NOT LIMITED TO, THE SAME INTEREST RATE, INFLATION AND CREDIT RISKS ASSOCIATED WITH THE UNDERLYING BONDS OWNED BY THE FUND. RETURN OF PRINCIPAL IS NOT GUARANTEED.

THE LEHMAN BROTHERS GOVERNMENT/CREDIT INDEX IS AN UNMANAGED INDEX OF FIXED-RATE GOVERNMENT AND CORPORATE BONDS RATED INVESTMENT GRADE OR HIGHER. INVESTORS CANNOT INVEST IN AN INDEX, AND THE RETURN OF AN INDEX DOES NOT REFLECT THE
DEDUCTION        OF       ANY        FEES       OR        OTHER        EXPENSES.
================================================================================
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      15

--------------------------------------------------------------------------------
[GRAPHIC]                  SHORT-INTERMEDIATE FIXED-INCOME FUND
--------------------------------------------------------------------------------

o     MARKET COMMENTARY

Through the first two quarters of 2007, the Treasury and other fixed income markets traded within manageable trading ranges. In the early summer, however, continued weakness in housing and increasing energy costs began to fuel fears of a general economic recession. A chain of events, resulting from growing weakness in the housing market negatively affected the market value of illiquid subprime mortgages and other related securities. A tipping point came in late summer when Merrill Lynch made margin calls against two Bear Stearns related hedge funds which invested in the hybrid mortgage related securities. The inability of the Bear Stearns hedge funds to liquidate these assets at perceived reasonable values created a contagion for other related subprime mortgage products and market values for these related securities decreased. As major owners and underwriters of these subprime related securities, various prominent financial institutions announced massive write-offs and losses. With each new headline of subprime related assets write-downs and losses taken by financial institutions, investors sought safety in Treasury securities. This flight to quality decreased Treasury yields but expanded credit spreads across non-treasury fixed income products.

The Treasury yield curve began 2007 relatively flat. Yields on short-intermediate to longer-term Treasuries increased during the first and second quarters of the year but peaked by mid summer. As the year progressed and as fears of a credit crunch grew, Treasury yields fell and the yield curve steepened in anticipation of easier monetary policy and the flight to quality. The Federal Reserve Bank eventually lowered the Fed Funds rate by 100 basis points during the last three Federal Open Market Committee meetings of the year. By the close of business on December 31, 2007, the yield on the two-year U.S. Treasury note had decreased 187 basis points to 3.05% while the yield on the 10-year U.S. Treasury note decreased about 68 basis points to 4.02%. Other non-Treasury fixed income products did not equally participate in the decrease in Treasury yields. Yields on non-Treasury securities began 2007 with near historical low credit spreads. As the credit crunch spread, an expansion of credit spreads across all non-Treasury fixed income products occurred.

o     REVIEW OF FUND PERFORMANCE

The Short-Intermediate Fixed-Income Fund (the "Fund") struggled through the latter half of 2007 as the risk-averse environment triggered by the bankruptcy of several large subprime mortgage lenders put negative pricing pressure on all collateralized securities, several of which were held by the Fund. Although, the Fund had only 1.0% invested in direct subprime mortgage exposure. The subadvisor, Cypress Asset Management, employs a yield maximizing strategy. This method inherently underweights treasury and agency which were the best performing segments of the bond market last year. In addition, the subadvisor sought yield by investing in commercial mortgage backed securities (CMBS) and other asset-backed securities which underperformed the broader MBS and Credit segments. The process successfully delivered a yield greater than the benchmark yield but this was offset by the Fund's weak price return as the Fund underperformed its benchmark, the Lehman Brothers Government/Credit Index by 4.49% in 2007. The Short-Intermediate Fixed-Income Fund returned 2.78% while the benchmark returned 7.27%.

ALL PERFORMANCE DATA SHOWN ABOVE REFLECTS THE PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES WHICH NEGATIVELY IMPACT THE PERFORMANCE OF THOSE CLASSES.

--------------------------------------------------------------------------------
16                       ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs compare a $10,000 investment made in each share class of the Fund. The Fund's performance shown in the graphs take into account the maximum initial sales charge on A Class shares, does not include a CDSC on C Class shares, which may only apply to redemptions made in the first year, and includes all other applicable fees and expenses on all classes. The graphs and table do not reflect the deduction of taxes that you would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call (800) 759-3504 or visit www.accessor.com.

--------------------------------------------------------------------------------
                              GROWTH OF $10,000(1)
 SHORT-INTERMEDIATE FIXED-INCOME FUND VS. LEHMAN BROTHERS GOVERNMENT/CREDIT 1-5
                                   YEAR INDEX
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES
12-31-97 through 12-31-07

----------------------------------------------
                               LEHMAN BROTHERS
                  SHORT-         GOVERNMENT/
               INTERMEDIATE        CREDIT
               FIXED-INCOME      1 - 5 YEAR
  DATE             FUND            INDEX
----------------------------------------------
12/31/1997        10,000          10,000
12/31/1998        10,687          10,764
12/31/1999        10,817          10,990
12/31/2000        11,633          11,970
12/31/2001        12,421          13,054
12/31/2002        13,245          14,115
12/31/2003        13,535          14,588
12/31/2004        13,828          14,859
12/31/2005        14,157          15,073
12/31/2006        14,703          15,712
12/31/2007        15,112          16,854


INVESTOR CLASS SHARES
7-14-98 through 12-31-07

----------------------------------------------
                               LEHMAN BROTHERS
                  SHORT-         GOVERNMENT/
               INTERMEDIATE        CREDIT
               FIXED-INCOME      1 - 5 YEAR
  DATE             FUND            INDEX
----------------------------------------------
7/14/1998         10,000          10,000
12/31/1998        10,355          10,403
12/31/1999        10,427          10,622
12/31/2000        11,161          11,569
12/31/2001        11,848          12,616
12/31/2002        12,584          13,642
12/31/2003        12,803          14,099
12/31/2004        13,022          14,361
12/31/2005        13,285          14,568
12/31/2006        13,773          15,185
12/31/2007        14,079          16,289


C CLASS SHARES
12-30-02 through 12-31-07

----------------------------------------------
                               LEHMAN BROTHERS
                  SHORT-         GOVERNMENT/
               INTERMEDIATE        CREDIT
               FIXED-INCOME      1 - 5 YEAR
  DATE             FUND            INDEX
----------------------------------------------
12/30/2002        10,000          10,000
12/31/2002         9,992           9,997
12/31/2003        10,110          10,332
12/31/2004        10,232          10,524
12/31/2005        10,374          10,676
12/31/2006        10,654          11,128
12/31/2007        10,843          11,937


A CLASS SHARES
9-29-03 through 12-31-07

----------------------------------------------
                               LEHMAN BROTHERS
                  SHORT-         GOVERNMENT/
               INTERMEDIATE        CREDIT
               FIXED-INCOME      1 - 5 YEAR
  DATE             FUND            INDEX
----------------------------------------------
9/29/2003          9,525          10,000
12/31/2003         9,536          10,045
12/31/2004         9,713          10,231
12/31/2005         9,920          10,379
12/31/2006        10,270          10,819
12/31/2007        10,532          11,605

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN(4) FOR THE PERIODS ENDED 12/31/07
--------------------------------------------------------------------------------

                              ADVISOR CLASS   INVESTOR CLASS          C CLASS               A CLASS
INCEPTION DATE                   5/18/92          7/14/98            12/30/02               9/29/03
                              --------------------------------------------------------------------------
                                   NAV              NAV          NAV        CDSC(2)    NAV        POP(3)
--------------------------------------------------------------------------------------------------------
One Year                          2.78%           2.22%        1.78%       0.81%      2.55%      -2.34%
Five Years                        2.67%           2.27%        1.65%         n/a        n/a         n/a
Ten Years                         4.22%             n/a          n/a         n/a        n/a         n/a
Since Inception, Annualized       4.58%           3.68%        1.63%         n/a      2.39%       1.23%

--------------------------------------------------------------------------------
                        SECTOR ALLOCATION AS OF 12/31/07
--------------------------------------------------------------------------------

AGENCY ....................................................................26.5%
CORPORATE ISSUES ..........................................................25.2%
CMBS (Commercial-Mortgage Backed) .........................................19.5%
ASSET BACKED ..............................................................14.8%
TREASURIES .................................................................9.2%
PASS THRU ..................................................................2.4%
OTHER ......................................................................2.4%

--------------------------------------------------------------------------------
                        CREDIT QUALITY(5) AS OF 12/31/07
--------------------------------------------------------------------------------

U.S. GOVERNMENT & AGENCY ..................................................51.1%
AAA .......................................................................18.4%
AA .........................................................................5.7%
A .........................................................................13.1%
BBB ........................................................................8.5%
BB .........................................................................3.2%
AVERAGE CREDIT QUALITY .......................................................AA

--------------------------------------------------------------------------------
(1) For purposes of the chart, comparison with the Index assumes initial investment on the last day of the month of inception, where applicable.
(2) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(3) POP (public offering price) reflects the maximum sales load of 4.75% at the beginning of the stated period.
(4)   Effective  September  21,  1998,  Cypress  Asset  Management  manages  the
      Short-Intermediate Fixed-Income Fund (formerly managed by Bankers Trust Company from inception to April 30, 1998 and Accessor Capital Management from May 1, 1998 through September 20, 1998).
(5)   Derived from Standard & Poor's data.

--------------------------------------------------------------------------------
WHEN INVESTING IN FUNDS, YOU ARE SUBJECT, BUT NOT LIMITED TO, THE SAME INTEREST RATE, INFLATION AND CREDIT RISKS ASSOCIATED WITH THE UNDERLYING BONDS OWNED BY THE FUND. RETURN OF PRINCIPAL IS NOT GUARANTEED.

THE LEHMAN BROTHERS GOVERNMENT/CREDIT 1-5 YEAR INDEX IS AN UNMANAGED INDEX OF FIXED-RATE GOVERNMENT AND CORPORATE BONDS RATED INVESTMENT GRADE OR HIGHER, ALL WITH MATURITIES OF ONE TO FIVE YEARS. INVESTORS CANNOT INVEST IN AN INDEX, AND THE RETURN OF AN INDEX DOES NOT REFLECT THE DEDUCTION OF ANY FEES OR OTHER EXPENSES.
================================================================================
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      17

--------------------------------------------------------------------------------
[GRAPHIC]                     MORTGAGE SECURITIES FUND
--------------------------------------------------------------------------------

o     MARKET COMMENTARY

Through the first two quarters of 2007, the Treasury and other fixed income markets traded within manageable trading ranges. In the early summer, however, continued weakness in housing and increasing energy costs began to fuel fears of a general economic recession. A chain of events, resulting from growing weakness in the housing market negatively affected the market value of illiquid subprime mortgages and other related securities. A tipping point came during the summer when Merrill Lynch made margin calls against two Bear Stearns related hedge funds which invested in the hybrid mortgage related securities. The inability of the Bear Stearns hedge funds to liquidate these assets at perceived reasonable values created a contagion for other related subprime mortgage products and market values for these related securities decreased. As major owners and underwriters of these subprime related securities, various prominent financial institutions announced massive write-offs and losses. With each new headline of subprime related assets write-downs and losses taken by financial institutions, investors sought safety in Treasury securities. This flight to quality decreased Treasury yields but expanded credit spreads across non-treasury fixed income products.

The Treasury yield curve began 2007 relatively flat. Yields on short-intermediate to longer-term Treasuries increased during the first and second quarters of the year but peaked by mid summer. As the year progressed and as fears of a credit crunch grew, Treasury yields fell and the yield curve steepened in anticipation of easier monetary policy and the flight to quality. The Federal Reserve Bank eventually lowered the Fed Funds rate by 100 basis points during the last three Federal Open Market Committee meetings of the year. By the close of business on December 31, 2007, the yield on the two-year U.S. Treasury note had decreased 187 basis points to 3.05% while the yield on the 10-year U.S. Treasury note decreased about 68 basis points to 4.02%. Other non-Treasury fixed income products did not equally participate in the decrease in Treasury yields. Yields on non-Treasury securities began 2007 with near historical low credit spreads. As the credit crunch spread, an expansion of credit spreads across all non-Treasury fixed income products occurred.

o     REVIEW OF FUND PERFORMANCE

The Mortgage Securities Fund's (the "Fund") short-duration bias during the first half of the year followed by a neutral to long duration bias towards the second half of the year benefited the Fund's performance as the market began its sharp rally during the summer. BlackRock Financial Management ("BlackRock"), the Fund's subadvisor, underweight in 15-year collateral bonds contributed to the Fund's underperformance as the 15-year bonds outperformed their 30-year counterparts in 2007. However, the Fund's coupon bias helped towards the end of the year given the much slower prepayment expectation. BlackRock's non-index allocation detracted from performance during the second half of the year as the credit crisis widened the less-liquid spread product, particularly non-agencies. For the year, Fund underperformed its benchmark, the Lehman Brothers U.S. Mortgage Backed Securities Index by 0.62%, as the Fund returned 6.28% while the benchmark returned 6.90%.

ALL PERFORMANCE DATA SHOWN ABOVE REFLECTS THE PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES WHICH NEGATIVELY IMPACT THE PERFORMANCE OF THOSE CLASSES.

--------------------------------------------------------------------------------
18                      ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs compare a $10,000 investment made in each share class of the Fund. The Fund's performance shown in the graphs take into account the maximum initial sales charge on A Class shares, does not include a CDSC on C Class shares, which may only apply to redemptions made in the first year, and includes all other applicable fees and expenses on all classes. The graphs and table do not reflect the deduction of taxes that you would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call (800) 759-3504 or visit www.accessor.com.

--------------------------------------------------------------------------------
                              GROWTH OF $10,000(1)
  MORTGAGE SECURITIES FUND VS. LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES
12-31-97 through 12-31-07

---------------------------------------------
                              LEHMAN BROTHERS
                                 MORTGAGE-
                 MORTGAGE         BACKED
                SECURITIES      SECURITIES
  DATE             FUND            INDEX
---------------------------------------------
12/31/1997        10,000          10,000
12/31/1998        10,643          10,696
12/31/1999        10,770          10,895
12/31/2000        11,966          12,111
12/31/2001        12,885          13,106
12/31/2002        13,903          14,253
12/31/2003        14,228          14,691
12/31/2004        14,779          15,380
12/31/2005        15,067          15,783
12/31/2006        15,658          16,607
12/31/2007        16,641          17,751


INVESTOR CLASS SHARES
7-8-98 through 12-31-07

---------------------------------------------
                              LEHMAN BROTHERS
                                 MORTGAGE-
                 MORTGAGE         BACKED
                SECURITIES      SECURITIES
  DATE             FUND            INDEX
---------------------------------------------
7/8/1998          10,000          10,000
12/31/1998        10,254          10,328
12/31/1999        10,325          10,520
12/31/2000        11,418          11,694
12/31/2001        12,233          12,655
12/31/2002        13,159          13,763
12/31/2003        13,396          14,185
12/31/2004        13,851          14,850
12/31/2005        14,071          15,239
12/31/2006        14,571          16,035
12/31/2007        15,410          17,140


C CLASS SHARES
12-30-02 through 12-31-07

---------------------------------------------
                              LEHMAN BROTHERS
                                 MORTGAGE-
                 MORTGAGE         BACKED
                SECURITIES      SECURITIES
  DATE             FUND            INDEX
---------------------------------------------
12/30/2002        10,000          10,000
12/31/2002         9,992           9,996
12/31/2003        10,122          10,303
12/31/2004        10,410          10,786
12/31/2005        10,504          11,069
12/31/2006        10,813          11,646
12/31/2007        11,377          12,449

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN(4) FOR THE PERIODS ENDED 12/31/07
--------------------------------------------------------------------------------

                              ADVISOR CLASS   INVESTOR CLASS          C CLASS
INCEPTION DATE                   5/18/92          7/8/98             12/30/02
                              -----------------------------------------------------
                                  NAV             NAV           NAV        CDSC(2)
-----------------------------------------------------------------------------------
One Year                         6.28%           5.76%         5.22%       4.22%
Five Years                       3.66%           3.21%         2.63%         n/a
Ten Years                        5.23%             n/a           n/a         n/a
Since Inception, Annualized      5.86%           4.67%         2.61%         n/a

--------------------------------------------------------------------------------
                        SECTOR ALLOCATION AS OF 12/31/07
--------------------------------------------------------------------------------

CMBS (Commercial-Mortgage Backed) .........................................88.3%
OTHER ......................................................................8.7%
TREASURIES .................................................................1.8%
ASSET BACKED ...............................................................1.2%

--------------------------------------------------------------------------------
                        CREDIT QUALITY(3) AS OF 12/31/07
--------------------------------------------------------------------------------

U.S. GOVERNMENT & AGENCY ..................................................76.7%
AAA .......................................................................23.3%
AVERAGE CREDIT QUALITY .............................................GOVT. EQUIV.

--------------------------------------------------------------------------------
(1) For purposes of the chart, comparison with the Index assumes initial investment on the last day of the month of inception, where applicable.
(2) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(3)   Derived from Standard & Poor's data.
(4)   Blackrock Financial Management, Inc. manages the Mortgage Securities Fund.

--------------------------------------------------------------------------------
WHEN INVESTING IN FUNDS, YOU ARE SUBJECT, BUT NOT LIMITED TO, THE SAME INTEREST RATE, INFLATION AND CREDIT RISKS ASSOCIATED WITH THE UNDERLYING BONDS OWNED BY THE FUND. RETURN OF PRINCIPAL IS NOT GUARANTEED.

THE LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX IS AN UNMANAGED INDEX OF FIXED-RATE SECURITIES BACKED BY MORTGAGE POOLS OF THE GOVERNMENT NATIONAL MORTGAGE ASSOCIATION, FEDERAL HOME LOAN MORTGAGE CORPORATION AND FEDERAL
NATIONAL MORTGAGE ASSOCIATION. INVESTORS CANNOT INVEST IN AN INDEX, AND THE RETURN OF AN INDEX DOES NOT REFLECT THE DEDUCTION OF ANY FEES OR OTHER EXPENSES.
================================================================================
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      19

--------------------------------------------------------------------------------
[GRAPHIC]              LIMITED DURATION U. S. GOVERNMENT FUND
--------------------------------------------------------------------------------

o     MARKET COMMENTARY

Through the first two quarters of 2007, the Treasury and other fixed income markets traded within manageable trading ranges. In the early summer, however, continued weakness in housing and increasing energy costs began to fuel fears of a general economic recession. A chain of events, resulting from growing weakness in the housing market negatively affected the market value of illiquid subprime mortgages and other related securities. A tipping point came in late summer when Merrill Lynch made margin calls against two Bear Stearns related hedge funds which invested in the hybrid mortgage-related securities. The inability of the Bear Stearns hedge funds to liquidate these assets at perceived reasonable values created a contagion for other related subprime mortgage products and market values for these related securities decreased. As major owners and underwriters of these subprime related securities, various prominent financial institutions announced massive write-offs and losses. With each new headline of subprime related asset write-downs and losses taken by financial institutions, investors sought safety in Treasury securities. This flight to quality decreased Treasury yields but expanded credit spreads across non-treasury fixed income products.

The Treasury yield curve began 2007 relatively flat. Yields on short-intermediate to longer-term Treasuries increased during the first and second quarters of the year but peaked by mid summer. As the year progressed and as fears of a credit crunch grew, Treasury yields fell and the yield curve steepened in anticipation of easier monetary policy and the flight to quality. The Federal Reserve Bank eventually lowered the Fed Funds rate by 100 basis points during the last three Federal Open Market Committee ("FOMC") meetings of the year. By the close of business on December 31, 2007, the yield on the two-year U.S. Treasury note had decreased 187 basis points to 3.05% while the yield on the 10-year U.S. Treasury note decreased about 68 basis points to 4.02%. Other non-Treasury fixed income products did not equally participate in the decrease in Treasury yields. Yields on non-Treasury securities began 2007 with near historical low credit spreads. As the credit crunch spread, an expansion of credit spreads across all non-Treasury fixed income products occurred.

o     REVIEW OF FUND PERFORMANCE

The total return of the Accessor Limited Duration U.S. Government Bond Fund (the "Fund") for 2007 was 6.22%. The return of the Fund's benchmark, the Merrill Lynch 1-3 Year Treasury Index, for the same period was 7.32%. The difference in performance was attributed to the market's flight to quality assets. A lack of Treasury securities had the largest negative impact of the Fund's performance as credit spreads on securities held increased.

During the first half of 2007, in an effort to maintain stable asset values while slowly increasing the Fund's duration, the Fund decreased its short laddered government-sponsored agency allocation while increasing exposure of high-quality government agency mortgage backed securities. Securities were purchased based on their relatively shorter final maturity date, level of seasoning, short average life, low convexity risk, and high credit quality. With the onset of the mid-year credit crunch and in order to take advantage of wider credit spreads, allocation of high-quality government agency mortgage backed securities was further increased.

With the anticipation of a change in Federal Reserve Bank Board monetary policy during late 2007, the Fund began increasing its duration in late summer. By year end, the portfolio's duration increased 26% to 1.91 years. While the duration increase should have benefited the Fund's performance as rates decreased towards the end of the year, wider credit spreads on the Fund's allocation of non-Treasury securities hurt returns.

Because of the Fund's change in security allocation structure and the dramatic swing in Treasury yields during 2007, price volatility in the Fund increased but remained relatively low and should continue to be so. The number of securities held within the Fund was decreased to reduce costs, which enhances performance. While proper diversification is a key component of portfolio construction, Pennant Management, Inc. ("Pennant"), the Fund's sub-advisor, seeks to actively balance the cost and benefit of all purchases.

Pennant expects to maintain an ongoing manageable targeted duration for the Fund near the benchmark while utilizing all low risk-based capital government securities. This target allows for lower volatility and the added liquidity needed to alter the Fund's duration if market conditions warrant.

--------------------------------------------------------------------------------
20                       ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graph compares a $1,000,000 investment made in of the Fund. The graph and table do not reflect the deduction of taxes that you would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call (800) 759-3504 or visit www.accessor.com.

--------------------------------------------------------------------------------
                             GROWTH OF $1,000,000(1)
  LIMITED DURATION U.S. GOVERNMENT FUND VS. LEHMAN BROTHERS 1-3 YEAR GOVERNMENT
                                   BOND INDEX
--------------------------------------------------------------------------------

7-6-04 through 12-31-07

---------------------------------------------
                 LIMITED      LEHMAN BROTHERS
                 DURATION        1-3 YEAR
                   U.S.         GOVERNMENT
                GOVERNMENT        BOND
  DATE             FUND           INDEX
---------------------------------------------
7/6/2004        1,000,000       1,000,000
12/31/2004      1,004,306       1,007,682
12/31/2005      1,024,392       1,025,014
12/31/2006      1,069,056       1,067,245
12/31/2007      1,135,551       1,143,019

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN(3) FOR THE PERIODS ENDED 12/31/07
--------------------------------------------------------------------------------

INCEPTION DATE         7/6/04
--------------------------------------------------------------------------------
One Year                6.22%
Five Years                n/a
Ten Years                 n/a
Since Inception         3.72%

--------------------------------------------------------------------------------
                        SECTOR ALLOCATION AS OF 12/31/07
--------------------------------------------------------------------------------

AGENCY ....................................................................75.4%
CMBS (Commercial-Mortgage Backed) .........................................23.2%
OTHER ......................................................................1.4%

--------------------------------------------------------------------------------
                        CREDIT QUALITY(2) AS OF 12/31/07
--------------------------------------------------------------------------------

U.S. GOVERNMENT & AGENCY .................................................100.0%
AVERAGE CREDIT QUALITY .............................................GOVT. EQUIV.

--------------------------------------------------------------------------------
(1) For purposes of the chart, comparison with the Index assumes initial investment on the last day of the month of inception, where applicable.
(2)   Derived from Standard & Poor's data.
(3)   Pennant Management manages the Limited Duration U.S. Government Fund.

--------------------------------------------------------------------------------
THE LEHMAN BROTHERS 1-3 YEAR GOVERNMENT BOND INDEX IS A MARKET VALUE-WEIGHTED INDEX OF U.S. TREASURY AND AGENCY BONDS WITH MATURITIES BETWEEN ONE AND THREE YEARS. INVESTORS CANNOT INVEST IN AN INDEX, AND THE RETURN OF AN INDEX DOES NOT REFLECT THE DEDUCTION OF ANY FEES OR OTHER EXPENSES.
================================================================================
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      21

--------------------------------------------------------------------------------
[GRAPHIC]                  U.S. GOVERNMENT MONEY FUND
--------------------------------------------------------------------------------

o     MARKET COMMENTARY

Through the first two quarters of 2007, the Treasury and other fixed income markets traded within manageable trading ranges. In the early summer, however, continued weakness in housing and increasing energy costs began to fuel fears of a general economic recession. A chain of events, resulting from growing weakness in the housing market negatively affected the market value of illiquid subprime mortgages and other related securities. A tipping point came during the summer when Merrill Lynch made margin calls against two Bear Stearns related hedge funds which invested in the hybrid mortgage related securities. The inability of the Bear Stearns hedge funds to liquidate these assets at perceived reasonable values created a contagion for other related subprime mortgage products and market values for these related securities decreased. As major owners and underwriters of these subprime related securities, various prominent financial institutions announced massive write-offs and losses. With each new headline of subprime related assets write-downs and losses taken by financial institutions, investors sought safety in Treasury securities. This flight to quality decreased Treasury yields but expanded credit spreads across non-treasury fixed income products.

The Treasury yield curve began 2007 relatively flat. Yields on short-intermediate to longer-term Treasuries increased during the first and second quarters of the year but peaked by mid summer. As the year progressed and as fears of a credit crunch grew, Treasury yields fell and the yield curve steepened in anticipation of easier monetary policy and the flight to quality. The Federal Reserve Bank eventually lowered the Fed Funds rate by 100 basis points during the last three Federal Open Market Committee ("FOMC") meetings of the year. By the close of business on December 31, 2007, the yield on the two-year U.S. Treasury note had decreased 187 basis points to 3.05% while the yield on the 10-year U.S. Treasury note decreased about 68 basis points to 4.02%. Other non-Treasury fixed income products did not equally participate in the decrease in Treasury yields. Yields on non-Treasury securities began 2007 with near historical low credit spreads. As the credit crunch spread, an expansion of credit spreads across all non-Treasury fixed income products occurred.

o     REVIEW OF FUND PERFORMANCE

The U.S. Government Money Fund's (the "Fund") total return for the year was 4.72% while its benchmark, the Citigroup U.S. Domestic 3-month T-Bill Index, returned 4.74% over the same period. This result reflected the FOMC's decision to lower the Fed Funds rates which rewarded the Fund's longer maturity securities.

Unlike some money market funds, the Fund is 100% invested in government issues which helped avoid many of the problems that plagued the commercial paper market. Furthermore, Accessor Capital Management, which directly manages this Fund, continued to structure the maturities of the portfolio in a "laddered" fashion in 2007 and diversified the portfolio by issuer and security type. With an environment of decreasing interest rates, the Fund gained yield by investing in longer (up to 13 months) maturity securities. On the other hand, the Fund's Floating rate securities did not perform well in this environment, with yields declining over time, but this negative effect was mitigated by the Fund's exposure to LIBOR ("London Interbank Offered Rate") based floating rate bonds.

ALL PERFORMANCE DATA SHOWN ABOVE REFLECTS THE PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES WHICH NEGATIVELY IMPACT THE PERFORMANCE OF THOSE CLASSES.
--------------------------------------------------------------------------------
22                      ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call (800) 759-3504 or visit www.accessor.com.

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN(2) FOR THE PERIODS ENDED 12/31/07
--------------------------------------------------------------------------------

                               ADVISOR CLASS   INVESTOR CLASS        C CLASS       A CLASS   INSTITUTIONAL CLASS
INCEPTION DATE                    4/9/92          7/29/98           12/30/02       9/29/03         1/4/07
                               ---------------------------------------------------------------------------------
                                    NAV             NAV          NAV     CDSC(1)      NAV            NAV
----------------------------------------------------------------------------------------------------------------
One Year                           4.72%           4.20%        3.70%    2.66%      4.46%            n/a
Five Years                         2.71%           2.28%        2.01%     n/a        n/a             n/a
Ten Years                          3.44%            n/a          n/a      n/a        n/a             n/a
Since Inception, Annualized        3.72%           2.87%        2.01%     n/a       2.82%           4.97%

--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. THE YIELD QUOTATION MORE CLOSELY REFLECTS THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.

--------------------------------------------------------------------------------
                        SECTOR ALLOCATION AS OF 12/31/07
--------------------------------------------------------------------------------

AGENCY ................................................................    76.2%
OTHER .................................................................    18.9%
CMBS (Commercial-Mortgage Backed) .....................................     4.9%

--------------------------------------------------------------------------------
                        CREDIT QUALITY(3) AS OF 12/31/07
--------------------------------------------------------------------------------

U.S. GOVERNMENT & AGENCY ........................................         100.0%
AVERAGE CREDIT QUALITY ..........................................   GOVT. EQUIV.

--------------------------------------------------------------------------------

(1) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(2) Effective September 7, 1994, Accessor Capital Management LP manages the U.S. Government Money Fund (formerly managed by State Street Bank and Trust Company from inception). Certain Government Sponsored Enterprises (such as Freddie Mac, Fannie Mae, and FHLB) although sponsored or chartered by the U.S. Government are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government.
(3)   Derived from Standard & Poor's data.
================================================================================
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      23

--------------------------------------------------------------------------------
[GRAPHIC]                    INCOME ALLOCATION FUND
--------------------------------------------------------------------------------

o     MARKET COMMENTARY

The first half of the year was business as usual as the already tight credit spreads got even tighter. This came to an end following a string of bankruptcies among sub-prime mortgage lenders which led to a substantial widening of credit spreads as investor's appetite for risk began to fade. Treasuries ended the year as the best performing segment of the Lehman Aggregate Bond Index and lackluster results from the high-yield sector. In addition, the yield curve normalized and investors were rewarded by long duration bonds thanks in part to a 100 basis point drop in the Federal Funds Target Rate.

o     REVIEW OF FUND PERFORMANCE

The Income Allocation Fund's (the "Fund") total return for 2007 was 3.16%, while the return for the benchmark, the Lehman Brothers Aggregate Bond Index, for the same period was 6.96%. The Fund held a higher concentration in the credit markets than the benchmark which is a result of the portfolio's yield optimized approach. The credit position resulted in roughly half of the Fund's underperformance as the Treasury sector posted the strongest numbers for 2007. The underperformance of the Accessor Intermediate Fixed-Income Fund and Short-Intermediate Fixed-Income Fund accounted for the other half of the Fund's underperformance. During the year, the Fund's duration increased to approximately 100% of the benchmark as the yield curve normalized and this move proved to be beneficial to the Fund.

ALL PERFORMANCE DATA SHOWN ABOVE REFLECTS THE PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES WHICH NEGATIVELY IMPACT THE PERFORMANCE OF THOSE CLASSES.
--------------------------------------------------------------------------------
24                       ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs compare a $10,000 investment made in each share class of the Fund. The Fund's performance shown in the graphs take into account the maximum initial sales charge on A Class shares, does not include a CDSC on C Class shares, which may only apply to redemptions made in the first year, and includes all other applicable fees and expenses on all classes. The graphs and table do not reflect the deduction of taxes that you would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call (800) 759-3504 or visit www.accessor.com.

--------------------------------------------------------------------------------
                              GROWTH OF $10,000(1)
         INCOME ALLOCATION FUND VS. LEHMAN BROTHERS AGGREGATE BOND INDEX
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES
12-27-00 through 12-31-07

--------------------------------------------
                                  LEHMAN
                  INCOME         BROTHERS
                ALLOCATION       AGGREGATE
  DATE             FUND         BOND INDEX
--------------------------------------------
12/27/2000        10,000          10,000
12/31/2000        10,007          10,001
12/31/2001        10,602          10,845
12/31/2002        11,205          11,958
12/31/2003        11,729          12,448
12/31/2004        12,061          12,988
12/31/2005        12,348          13,304
12/31/2006        12,881          13,880
12/31/2007        13,288          14,846

INVESTOR CLASS SHARES
12-27-00 through 12-31-07

--------------------------------------------
                                  LEHMAN
                  INCOME         BROTHERS
                ALLOCATION       AGGREGATE
  DATE             FUND         BOND INDEX
--------------------------------------------
12/27/2000        10,000          10,000
12/31/2000        10,000          10,001
12/31/2001        10,549          10,845
12/31/2002        11,093          11,958
12/31/2003        11,556          12,448
12/31/2004        11,819          12,988
12/31/2005        12,046          13,304
12/31/2006        12,505          13,880
12/31/2007        13,828          14,846

C CLASS SHARES
12-30-02 through 12-31-07

--------------------------------------------
                                  LEHMAN
                  INCOME         BROTHERS
                ALLOCATION       AGGREGATE
  DATE             FUND         BOND INDEX
--------------------------------------------
12/30/2002        10,000          10,000
12/31/2002         9,993           9,992
12/31/2003        10,355          10,402
12/31/2004        10,538          10,853
12/31/2005        10,685          11,117
12/31/2006        11,038          11,598
12/31/2007        11,267          12,405

A CLASS SHARES
9-29-03 through 12-31-07

--------------------------------------------
                                  LEHMAN
                  INCOME         BROTHERS
                ALLOCATION       AGGREGATE
  DATE             FUND         BOND INDEX
--------------------------------------------
9/29/2003          9,525          10,000
12/31/2003         9,615          10,090
12/31/2004         9,858          10,528
12/31/2005        10,061          10,784
12/31/2006        10,477          11,251
12/31/2007        10,778          12,034

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN(4) FOR THE PERIODS ENDED 12/31/07
--------------------------------------------------------------------------------

                                 ADVISOR CLASS   INVESTOR CLASS         C CLASS                A CLASS
INCEPTION DATE                     12/27/00         12/27/00            12/30/02               9/29/03
                                 --------------------------------------------------------------------------
                                      NAV             NAV           NAV        CDSC(2)     NAV       POP(3)
-----------------------------------------------------------------------------------------------------------
One Year                            3.16%            2.58%         2.07%       1.10%      2.88%      -2.01%
Five Years                          3.47%            2.95%         2.43%        n/a        n/a         n/a
Ten Years                            n/a              n/a           n/a         n/a        n/a         n/a
Since Inception, Annualized         4.14%            3.61%         2.41%        n/a       2.95%       1.78%

--------------------------------------------------------------------------------
                         FUND ALLOCATION AS OF 12/31/07
--------------------------------------------------------------------------------

           UNDERLYING ACCESSOR FUND AND FUND ADVISOR OR SUBADVISOR   # OF ISSUES   ALLOCATION(5)
           -------------------------------------------------------------------------------------
           FIXED-INCOME FUNDS
[GRAPHIC]  HIGH YIELD BOND - FMA Advisors                                100           19.5%
[GRAPHIC]  INTERMEDIATE FIXED - Cypress Asset Mgmt                       119           23.7%           [PIE CHART]
[GRAPHIC]  SHORT-INT FIXED - Cypress Asset Mgmt                          105           24.9%
[GRAPHIC]  MORTGAGE - BlackRock Financial Mgmt                           154           20.3%             EQUITY 0%
[GRAPHIC]  US GOVT MONEY/CASH - Accessor Capital                          42           11.6%         FIXED-INCOME 100%
           -------------------------------------------------------------------------------------
           TOTAL                                                         520          100.0%

--------------------------------------------------------------------------------
(1) For purposes of the chart, comparison with the Index assumes initial investment on the last day of the month of inception, where applicable.
(2) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(3) POP (public offering price) reflects the maximum sales load of 4.75% at the beginning of the stated period.
(4) Performance results reflect expense subsidies and waivers currently in effect for the Allocation Funds. Without these, the results would have been less favorable.
(5) Percentages are based on total investments of the Fund as of December 31, 2007.

--------------------------------------------------------------------------------
PERFORMANCE RESULTS REFLECT EXPENSES AND SUBSIDIES AND WAIVERS CURRENTLY IN EFFECT FOR THE ALLOCATION FUNDS. WITHOUT THESE, THE RESULTS WOULD HAVE BEEN LESS FAVORABLE.

THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS AN UNMANAGED INDEX WHICH REPRESENTS SECURITIES THAT ARE U.S. DOMESTIC, TAXABLE, AND DOLLAR DENOMINATED. THE INDEX COVERS THE U.S. INVESTMENT GRADE FIXED RATE BOND MARKET, WITH INDEX COMPONENTS FOR GOVERNMENT AND CORPORATE SECURITIES, MORTGAGE PASS-THROUGH SECURITIES, AND ASSET-BACKED SECURITIES. INVESTORS CANNOT INVEST IN AN INDEX, AND THE RETURN OF AN INDEX DOES NOT REFLECT THE DEDUCTION OF ANY FEES OR OTHER EXPENSES.

================================================================================
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      25

--------------------------------------------------------------------------------
[GRAPHIC]                 INCOME & GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------

o     MARKET COMMENTARY

The first half of the year was business as usual as the already tight credit spreads got even tighter. This came to an end following a string of bankruptcies among sub-prime mortgage lenders which led to a substantial widening of credit spreads as investor's appetite for risk began to fade. Treasuries (+9.01%) ended the year as the best performing segment of the Lehman US Aggregate Bond Index (+6.96%) and lackluster results from the high yield sector (+1.88%). In addition, the yield curve normalized and investors were rewarded by long duration bonds thanks in part to a 100 basis point drop in the Federal Funds Target Rate.

Domestically, the S&P 500 Index (+5.49%) underperformed the Lehman US Aggregate Bond Index (+6.96%) during the year reflecting investor concerns about economic strength in the United States. These concerns were reflected in market performance as the S&P 500/Citigroup Growth Index (+9.13%) outperformed the S&P 500/Citigroup Value Index (+1.99%) by a wide margin as investors sought refuge in the higher quality earnings of growth stocks. The credit sensitive small and mid cap stocks as measured by the Dow Jones Wilshire 4500 Index (+5.78%) narrowly beat the S&P 500. However, international stocks posted the most impressive numbers with the MSCI EAFE + EM Index (+15.85%) beating the S&P 500 by more than 5% as the U.S. dollar continued a multi-year decline.

o    REVIEW OF FUND PERFORMANCE

The Income & Growth Allocation Fund's (the "Fund") total return for 2007 was 4.03%, while the return for the benchmark (30% S&P 500 Index and 70% Lehman Brothers US Aggregate Bond Index) for the same time period was 6.52% and the return for the previous benchmark (30% MSCI AC World Free Index and 70% Lehman Brothers US Aggregate Bond Index) for the same time period was 8.38%.

The Fund's exposure to international stocks, which on average comprised 30% of the Fund's equity portion, was beneficial as international stocks outperformed domestic stocks by a wide margin. In addition, the Accessor Value Fund's strong year was additive to the Fund's performance. However, the weak relative performance of the Accessor Small to Mid Cap Fund and the Accessor Growth Fund detracted from the Fund's equity performance. The new sub-advisor for the Accessor Growth Fund, Smith Asset Management Group, helped reverse the Fund's weak performance by posting strong fourth quarter results.

The fixed-income segment of the Fund was hurt by the higher concentration in the credit sector and weak relative performance from the Accessor Intermediate Fixed Income Fund and the Accessor Short-Intermediate Fixed Income Fund. The negative impact of these factors was offset in part by the Fund's increased duration.

In general, the equity portion of the Fund was a positive contributor to relative performance while the fixed income portion was a negative contributor to relative performance. However, the fixed income portion did deliver a yield greater than the Lehman Brother's US Aggregate Bond Index.

ALL PERFORMANCE DATA SHOWN ABOVE REFLECTS THE PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES WHICH NEGATIVELY IMPACT THE PERFORMANCE OF THOSE CLASSES.

--------------------------------------------------------------------------------
26                     ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs compare a $10,000 investment made in each share class of the Fund. The Fund's performance shown in the graphs take into account the maximum initial sales charge on A Class shares, does not include a CDSC on C Class shares, which may only apply to redemptions made in the first year, and includes all other applicable fees and expenses on all classes. The graphs and table do not reflect the deduction of taxes that you would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call (800) 759-3504 or visit www.accessor.com.

--------------------------------------------------------------------------------
                              GROWTH OF $10,000(1)
         INCOME & GROWTH ALLOCATION FUND VS. INDICES AND COMPOSITE INDEX
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES
12-27-00 through 12-31-07

--------------------------------------------------------------------------------
                                                            MSCI AC
                          S&P 500/                           WORLD/
                           LEHMAN                LEHMAN      LEHMAN
              INCOME        U.S.                  U.S.        U.S.
             & GROWTH    AGGREGATE              AGGREGATE   AGGREGATE    MSCI
            ALLOCATION   COMPOSITE   S&P 500      BOND      COMPOSITE   WORLD
  DATE         FUND        INDEX      INDEX      INDEX        INDEX     INDEX
--------------------------------------------------------------------------------
12/27/2000    10,000      10,000      10,000     10,000       10,000    10,000
12/31/2000    10,000       9,981       9,935     10,001       10,007    10,022
12/31/2001     9,943      10,221       8,754     10,845       10,112     8,398
12/31/2002     9,699      10,218       6,819     11,958       10,252     6,775
12/31/2003    11,015      11,358       8,776     12,448       11,592     9,078
12/31/2004    11,725      12,077       9,730     12,988       12,474    10,461
12/31/2005    12,228      12,469      10,208     13,304       13,091    11,595
12/31/2006    13,247      13,428      11,821     13,880       14,311    14,024
12/31/2007    13,781      14,320      12,470     14,846       15,509    15,659


INVESTOR CLASS SHARES
12-27-00 through 12-31-07

--------------------------------------------------------------------------------
                                                            MSCI AC
                          S&P 500/                           WORLD/
                           LEHMAN                LEHMAN      LEHMAN
              INCOME        U.S.                  U.S.        U.S.
             & GROWTH    AGGREGATE              AGGREGATE   AGGREGATE    MSCI
            ALLOCATION   COMPOSITE   S&P 500      BOND      COMPOSITE   WORLD
  DATE         FUND        INDEX      INDEX      INDEX        INDEX     INDEX
--------------------------------------------------------------------------------
12/27/2000    10,000      10,000      10,000     10,000       10,000    10,000
12/31/2000    10,000       9,981       9,935     10,001       10,007    10,022
12/31/2001     9,896      10,221       8,754     10,845       10,112     8,398
12/31/2002     9,607      10,218       6,819     11,958       10,252     6,775
12/31/2003    10,856      11,358       8,776     12,448       11,592     9,078
12/31/2004    11,494      12,077       9,730     12,988       12,474    10,461
12/31/2005    11,941      12,469      10,208     13,304       13,091    11,595
12/31/2006    12,868      13,428      11,821     13,880       14,311    14,024
12/31/2007    13,320      14,320      12,470     14,846       15,509    15,659


C CLASS SHARES
12-30-02 through 12-31-07

--------------------------------------------------------------------------------
                                                            MSCI AC
                          S&P 500/                           WORLD/
                           LEHMAN                LEHMAN      LEHMAN
              INCOME        U.S.                  U.S.        U.S.
             & GROWTH    AGGREGATE              AGGREGATE   AGGREGATE    MSCI
            ALLOCATION   COMPOSITE   S&P 500      BOND      COMPOSITE   WORLD
  DATE         FUND        INDEX      INDEX      INDEX        INDEX     INDEX
--------------------------------------------------------------------------------
12/30/2002    10,000      10,000      10,000     10,000       10,000    10,000
12/31/2002    10,007       9,996      10,005      9,992       10,005    10,034
12/31/2003    11,250      11,111      12,875     10,402       11,312    13,445
12/31/2004    11,848      11,814      14,276     10,853       12,173    15,493
12/31/2005    12,238      12,198      14,977     11,117       12,775    17,172
12/31/2006    13,122      13,136      17,344     11,598       13,966    20,770
12/31/2007    13,518      14,008      18,296     12,405       15,135    23,192


A CLASS SHARES
9-29-03 through 12-31-07

--------------------------------------------------------------------------------
                                                            MSCI AC
                          S&P 500/                           WORLD/
                           LEHMAN                LEHMAN      LEHMAN
              INCOME        U.S.                  U.S.        U.S.
             & GROWTH    AGGREGATE              AGGREGATE   AGGREGATE    MSCI
            ALLOCATION   COMPOSITE   S&P 500      BOND      COMPOSITE   WORLD
  DATE         FUND        INDEX      INDEX      INDEX        INDEX     INDEX
--------------------------------------------------------------------------------
9/29/2003      9,425      10,000      10,000     10,000       10,000    10,000
12/31/2003     9,848      10,389      11,100     10,090       10,463    11,356
12/31/2004    10,444      11,047      12,307     10,528       11,259    13,086
12/31/2005    10,855      11,406      12,912     10,784       11,816    14,505
12/31/2006    11,719      12,283      14,952     11,251       12,917    17,543
12/31/2007    12,143      13,099      15,773     12,034       13,998    19,589

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN(4) FOR THE PERIODS ENDED 12/31/07
--------------------------------------------------------------------------------

                                 ADVISOR CLASS   INVESTOR CLASS          C CLASS              A CLASS
INCEPTION DATE                      12/27/00        12/27/00            12/30/02              9/29/03
                                 --------------------------------------------------------------------------
                                       NAV            NAV            NAV       CDSC(2)       NAV     POP(3)
-----------------------------------------------------------------------------------------------------------
One Year                             4.03%          3.51%          3.02%         2.02%     3.61%     -2.34%
Five Years                           7.28%          6.75%          6.20%          n/a       n/a        n/a
Ten Years                             n/a            n/a            n/a           n/a       n/a        n/a
Since Inception, Annualized          4.68%          4.17%          6.21%          n/a      6.14%      4.68%

--------------------------------------------------------------------------------
                         FUND ALLOCATION AS OF 12/31/07
--------------------------------------------------------------------------------

           UNDERLYING ACCESSOR FUND AND FUND ADVISOR OR SUBADVISOR   # OF ISSUES   ALLOCATION(5)
           -------------------------------------------------------------------------------------
           EQUITY FUNDS
[GRAPHIC]  GROWTH - Smith Asset Mgmt                                       62          9.4%
[GRAPHIC]  VALUE - Acadian Asset Mgmt                                     102          8.4%
[GRAPHIC]  SMALL TO MID CAP - SSgA Funds Mgmt                             541          3.8%
[GRAPHIC]  INTERNATIONAL - Pictet Asset Mgmt                              100         13.0%             [PIE CHART]

           FIXED-INCOME FUNDS                                                                            EQUITY 35%
[GRAPHIC]  HIGH YIELD BOND - FMA Advisors                                 100         13.3%           FIXED-INCOME 65%
[GRAPHIC]  INTERMEDIATE FIXED - Cypress Asset Mgmt                        119         16.5%
[GRAPHIC]  SHORT-INT FIXED - Cypress Asset Mgmt                           105         15.3%
[GRAPHIC]  MORTGAGE - BlackRock Financial Mgmt                            154         13.6%
[GRAPHIC]  US GOVT MONEY/CASH - Accessor Capital                           42          6.7%
           -------------------------------------------------------------------------------------
           TOTAL                                                        1,325        100.0%

--------------------------------------------------------------------------------
(1) For purposes of the chart, comparison with the Index assumes initial investment on the last day of the month of inception, where applicable.
(2) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(3) POP (public offering price) reflects the maximum sales load of 5.75% at the beginning of the stated period.
(4) Performance results reflect expense subsidies and waivers currently in effect for the Allocation Funds. Without these, the results would have been less favorable.
(5) Percentages are based on total investments of the Fund as of December 31, 2007.

--------------------------------------------------------------------------------
PERFORMANCE RESULTS REFLECT EXPENSES AND SUBSIDIES AND WAIVERS CURRENTLY IN EFFECT FOR THE ALLOCATION FUNDS. WITHOUT THESE, THE RESULTS WOULD HAVE BEEN LESS FAVORABLE.

THE LEHMAN US AGGREGATE BOND INDEX IS AN UNMANAGED INDEX WHICH REPRESENTS SECURITIES THAT ARE U.S. DOMESTIC, TAXABLE, AND DOLLAR DENOMINATED. THE INDEX COVERS THE U.S. INVESTMENT GRADE FIXED RATE BOND MARKET, WITH INDEX COMPONENTS FOR GOVERNMENT AND CORPORATE SECURITIES, MORTGAGE PASS-THROUGH SECURITIES, AND ASSET-BACKED SECURITIES. THE S&P 500 IS AN UNMANAGED INDEX OF 500 COMMON STOCKS CHOSEN TO REFLECT THE INDUSTRIES IN THE U.S. ECONOMY. THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) ALL COUNTRY WORLD FREE IS AN UNMANAGED INDEX WHICH REPRESENTS 49 OF THE WORLD'S DEVELOPED AND EMERGING MARKETS. GOING FORWARD THE FUND HAS DETERMINED TO REPLACE THE MSCI WITH THE S&P 500. THE FUND CONTINUES TO SHOW THE PERFORMANCE OF THE MSCI FOR COMPARISON PURPOSES IN THIS REPORT, BUT WILL ONLY SHOW THE S&P 500 IN THE FUTURE. INVESTORS CANNOT INVEST IN AN INDEX, AND THE RETURN OF AN INDEX DOES NOT REFLECT THE DEDUCTION OF ANY FEES OR OTHER EXPENSES.
================================================================================
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      27

--------------------------------------------------------------------------------
[GRAPHIC]                    BALANCED ALLOCATION FUND
--------------------------------------------------------------------------------

o     MARKET COMMENTARY

The first half of the year was business as usual as the already tight credit spreads got even tighter. This came to an end following a string of bankruptcies among sub-prime mortgage lenders which led to a substantial widening of credit spreads as investor's appetite for risk began to fade. Treasuries (+9.01%) ended the year as the best performing segment of the Lehman Aggregate Bond Index (+6.96%) and lackluster results from the high yield sector (+1.88%). In addition, the yield curve normalized and investors were rewarded by long duration bonds thanks in part to a 100 basis point drop in the Federal Funds Target Rate.

Domestically, the S&P 500 Index (+5.49%) underperformed the Lehman Aggregate Bond Index (+6.96%) during the year reflecting investor concerns about economic strength in the United States. These concerns were reflected in market performance as the S&P 500/Citigroup Growth Index (+9.13%) outperformed the S&P 500/Citigroup Value Index (+1.99%) by a wide margin as investors sought refuge in the higher quality earnings of growth stocks. The credit sensitive small and mid cap stocks as measured by the Dow Jones Wilshire 4500 Index (+5.77%) narrowly beat the S&P 500. However, international stocks posted the most impressive numbers with the MSCI EAFE + EM Index (+15.85%) beating the S&P 500 by more than 5% as the U.S. dollar continued a multi-year decline.

o     REVIEW OF FUND PERFORMANCE

The Balanced Allocation Fund's (the "Fund") total return for 2007 was 4.57%, while the return for the benchmark (50% S&P 500 Index and 50% Lehman Brothers Aggregate Bond Index) for the same time period was 6.23% and the return for the previous benchmark (50% MSCI AC World Free Index and 50% Lehman Brothers Aggregate Bond Index) for the same time period was 9.31%.

The Fund's exposure to international stocks, which on average comprised 30% of the Fund's equity portion, was beneficial as international stocks outperformed domestic stocks by a wide margin. In addition, the Accessor Value Fund's strong year was additive to the Fund's performance. However, the weak relative performance of the Accessor Small to Mid Cap Fund and the Accessor Growth Fund detracted from the Fund's relative performance. The new sub-advisor for the Accessor Growth Fund, Smith Asset Management Group, helped reverse the Fund's weak performance by posting strong fourth quarter results.

The fixed-income segment of the Fund was hurt by the higher concentration in the credit sector and weak relative performance from the Accessor Intermediate Fixed-Income Fund and the Accessor Short-Intermediate Fixed-Income Fund. The negative impact of these factors was offset in part by the Fund's increased duration.

In general, the equity portion of the Fund was a positive contributor to relative performance while the fixed income portion was a negative contributor to relative performance. However, the fixed income portion did deliver a yield greater than the Lehman Brother's Aggregate Bond Index.

ALL PERFORMANCE DATA SHOWN ABOVE REFLECTS THE PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES WHICH NEGATIVELY IMPACT THE PERFORMANCE OF THOSE CLASSES.
--------------------------------------------------------------------------------
28                      ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs compare a $10,000 investment made in each share class of the Fund. The Fund's performance shown in the graphs take into account the maximum initial sales charge on A Class shares, does not include a CDSC on C Class shares, which may only apply to redemptions made in the first year, and includes all other applicable fees and expenses on all classes. The graphs and table do not reflect the deduction of taxes that you would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call (800) 759-3504 or visit www.accessor.com.

--------------------------------------------------------------------------------
                              GROWTH OF $10,000(1)
            BALANCED ALLOCATION FUND VS. INDICES AND COMPOSITE INDEX
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES
12-27-00 through 12-31-07

--------------------------------------------------------------------------------
                                                            MSCI AC
                          S&P 500/                           WORLD/
                           LEHMAN                LEHMAN      LEHMAN
                            U.S.                  U.S.        U.S.
             BALANCED    AGGREGATE              AGGREGATE   AGGREGATE    MSCI
            ALLOCATION   COMPOSITE   S&P 500      BOND      COMPOSITE   WORLD
  DATE         FUND        INDEX      INDEX      INDEX        INDEX     INDEX
--------------------------------------------------------------------------------
12/27/2000    10,000      10,000      10,000     10,000       10,000    10,000
12/31/2000    10,000       9,968       9,935     10,001       10,012    10,022
12/31/2001     9,543       9,802       8,754     10,845        9,623     8,398
12/31/2002     8,785       9,154       6,819     11,958        9,187     6,775
12/31/2003    10,500      10,619       8,776     12,448       10,936     9,078
12/31/2004    11,445      11,430       9,730     12,988       12,007    10,461
12/31/2005    12,100      11,860      10,208     13,304       12,803    11,595
12/31/2006    13,408      13,043      11,821     13,880       14,421    14,024
12/31/2007    14,021      13,874      12,470     14,846       15,764    15,659


INVESTOR CLASS SHARES
12-27-00 through 12-31-07

--------------------------------------------------------------------------------
                                                            MSCI AC
                          S&P 500/                           WORLD/
                           LEHMAN                LEHMAN      LEHMAN
                            U.S.                  U.S.        U.S.
             BALANCED    AGGREGATE              AGGREGATE   AGGREGATE    MSCI
            ALLOCATION   COMPOSITE   S&P 500      BOND      COMPOSITE   WORLD
  DATE         FUND        INDEX      INDEX      INDEX        INDEX     INDEX
--------------------------------------------------------------------------------
12/27/2000    10,000      10,000      10,000     10,000       10,000    10,000
12/31/2000    10,000       9,968       9,935     10,001       10,012    10,022
12/31/2001     9,493       9,802       8,754     10,845        9,623     8,398
12/31/2002     8,696       9,154       6,819     11,958        9,187     6,775
12/31/2003    10,336      10,619       8,776     12,448       10,936     9,078
12/31/2004    11,213      11,430       9,730     12,988       12,007    10,461
12/31/2005    11,801      11,860      10,208     13,304       12,803    11,595
12/31/2006    13,015      13,043      11,821     13,880       14,421    14,024
12/31/2007    13,543      13,874      12,470     14,846       15,764    15,659


C CLASS SHARES
12-27-02 through 12-31-07

--------------------------------------------------------------------------------
                                                            MSCI AC
                          S&P 500/                           WORLD/
                           LEHMAN                LEHMAN      LEHMAN
                            U.S.                  U.S.        U.S.
             BALANCED    AGGREGATE              AGGREGATE   AGGREGATE    MSCI
            ALLOCATION   COMPOSITE   S&P 500      BOND      COMPOSITE   WORLD
  DATE         FUND        INDEX      INDEX      INDEX        INDEX     INDEX
--------------------------------------------------------------------------------
12/27/2002    10,000      10,000      10,000     10,000       10,000    10,000
12/31/2002    10,008       9,998      10,005      9,992       10,013    10,034
12/31/2003    11,842      11,599      12,875     10,402       11,920    13,445
12/31/2004    12,791      12,485      14,276     10,853       13,087    15,493
12/31/2005    13,385      12,954      14,977     11,117       13,955    17,172
12/31/2006    14,690      14,246      17,344     11,598       15,719    20,770
12/31/2007    15,202      15,153      18,296     12,405       17,182    23,192


A CLASS SHARES
9-29-03 through 12-31-07

--------------------------------------------------------------------------------
                                                            MSCI AC
                          S&P 500/                           WORLD/
                           LEHMAN                LEHMAN      LEHMAN
                            U.S.                  U.S.        U.S.
             BALANCED    AGGREGATE              AGGREGATE   AGGREGATE    MSCI
            ALLOCATION   COMPOSITE   S&P 500      BOND      COMPOSITE   WORLD
  DATE         FUND        INDEX      INDEX      INDEX        INDEX     INDEX
--------------------------------------------------------------------------------
9/29/2003      9,425      10,000      10,000     10,000       10,000    10,000
12/31/2003    10,076      10,591      11,100     10,090       10,715    11,356
12/31/2004    10,951      11,400      12,307     10,528       11,763    13,086
12/31/2005    11,539      11,829      12,912     10,784       12,544    14,505
12/31/2006    12,745      13,008      14,952     11,251       14,129    17,543
12/31/2007    13,275      13,837      15,773     12,034       15,445    19,589

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN(4) FOR THE PERIODS ENDED 12/31/07
--------------------------------------------------------------------------------

                              ADVISOR CLASS   INVESTOR CLASS       C CLASS           A CLASS
INCEPTION DATE                   12/27/00        12/27/00          12/30/02          9/29/03
                              -------------------------------------------------------------------
                                   NAV             NAV          NAV    CDSC(2)    NAV     POP(3)
-------------------------------------------------------------------------------------------------
One Year                          4.57%            4.06%       3.49%    2.49%    4.16%    -1.85%
Five Years                        9.80%            9.27%       8.72%     n/a      n/a       n/a
Ten Years                          n/a              n/a         n/a      n/a      n/a       n/a
Since Inception, Annualized       4.94%            4.42%       8.73%     n/a     8.38%    6.88%

--------------------------------------------------------------------------------
                         FUND ALLOCATION AS OF 12/31/07
--------------------------------------------------------------------------------

           UNDERLYING ACCESSOR FUND AND FUND ADVISOR OR SUBADVISOR   # OF ISSUES   ALLOCATION(5)
           --------------------------------------------------------------------------------------
           EQUITY FUNDS
[GRAPHIC]  GROWTH - Smith Asset Mgmt                                       62          15.5%
[GRAPHIC]  VALUE - Acadian Asset Mgmt                                     102          14.5%
[GRAPHIC]  SMALL TO MID CAP - SSgA Funds Mgmt                             541           7.0%           [PIE CHART]
[GRAPHIC]  INTERNATIONAL - Pictet Asset Mgmt                              100          18.7%
                                                                                                        EQUITY 56%
           FIXED-INCOME FUNDS                                                                        FIXED-INCOME 44%
[GRAPHIC]  HIGH YIELD BOND - FMA Advisors                                 100           9.9%
[GRAPHIC]  INTERMEDIATE FIXED - Cypress Asset Mgmt                        119           9.8%
[GRAPHIC]  SHORT-INT FIXED - Cypress Asset Mgmt                           105           9.0%
[GRAPHIC]  MORTGAGE - BlackRock Financial Mgmt                            154           7.4%
[GRAPHIC]  US GOVT MONEY/CASH - Accessor Capital                           42           8.2%
           --------------------------------------------------------------------------------------
           TOTAL                                                        1,325         100.0%

--------------------------------------------------------------------------------
(1) For purposes of the chart, comparison with the Index assumes initial investment on the last day of the month of inception, where applicable.
(2) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(3) POP (public offering price) reflects the maximum sales load of 5.75% at the beginning of the stated period.
(4) Performance results reflect expense subsidies and waivers currently in effect for the Allocation Funds. Without these, the results would have been less favorable.
(5) Percentages are based on total investments of the Fund as of December 31, 2007.

--------------------------------------------------------------------------------
PERFORMANCE RESULTS REFLECT EXPENSES AND SUBSIDIES AND WAIVERS CURRENTLY IN EFFECT FOR THE ALLOCATION FUNDS. WITHOUT THESE, THE RESULTS WOULD HAVE BEEN LESS FAVORABLE.

THE LEHMAN US AGGREGATE BOND INDEX IS AN UNMANAGED INDEX WHICH REPRESENTS SECURITIES THAT ARE U.S. DOMESTIC, TAXABLE, AND DOLLAR DENOMINATED. THE INDEX COVERS THE U.S. INVESTMENT GRADE FIXED RATE BOND MARKET, WITH INDEX COMPONENTS FOR GOVERNMENT AND CORPORATE SECURITIES, MORTGAGE PASS-THROUGH SECURITIES, AND ASSET-BACKED SECURITIES. THE S&P 500 IS AN UNMANAGED INDEX OF 500 COMMON STOCKS CHOSEN TO REFLECT THE INDUSTRIES IN THE U.S. ECONOMY. THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) ALL COUNTRY WORLD FREE IS AN UNMANAGED INDEX WHICH REPRESENTS 49 OF THE WORLD'S DEVELOPED AND EMERGING MARKETS. GOING FORWARD THE FUND HAS DETERMINED TO REPLACE THE MSCI WITH THE S&P 500. THE FUND CONTINUES TO SHOW THE PERFORMANCE OF THE MSCI FOR COMPARISON PURPOSES IN THIS REPORT, BUT WILL ONLY SHOW THE S&P 500 IN THE FUTURE. INVESTORS CANNOT INVEST IN AN INDEX, AND THE RETURN OF AN INDEX DOES NOT REFLECT THE DEDUCTION OF ANY FEES OR OTHER EXPENSES.
================================================================================
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      29

--------------------------------------------------------------------------------
[GRAPHIC]                   GROWTH & INCOME ALLOCATION FUND
--------------------------------------------------------------------------------

o     MARKET COMMENTARY

Domestically, the S&P 500 Index (+5.49%) underperformed the Lehman Aggregate Bond Index (+6.96%) during the year reflecting investor concerns about economic strength in the United States. These concerns were reflected in market performance as the S&P 500/Citigroup Growth Index (+9.13%) outperformed the S&P 500/Citigroup Value Index (+1.99%) by a wide margin as investors sought refuge in the higher quality earnings of growth stocks. The credit sensitive small and mid cap stocks as measured by the Dow Jones Wilshire 4500 Index (+5.77%) narrowly beat the S&P 500. However, international stocks posted the most impressive numbers with the MSCI EAFE + EM Index (+15.85%) beating the S&P 500 by more than 5% as the U.S. dollar continued a multi-year decline.

The first half of the year was business as usual as the already tight credit spreads got even tighter. This came to an end following a string of bankruptcies among sub-prime mortgage lenders which led to a substantial widening of credit spreads as investor's appetite for risk began to fade. Treasuries (+9.01%) ended the year as the best performing segment of the Lehman Aggregate Bond Index (+6.96%) and lackluster results from the high yield sector (+1.88%). In addition, the yield curve normalized and investors were rewarded by long duration bonds thanks in part to a 100 basis point drop in the Federal Funds Target Rate.

o     REVIEW OF FUND PERFORMANCE

The Growth & Income Allocation Fund's (the "Fund") total return for 2007 was 4.66%, while the return for the benchmark (60% S&P 500 Index and 40% Lehman Brothers Aggregate Bond Index) for the same time period was 6.07% and the return for the previous benchmark (60% MSCI AC World Free Index and 40% Lehman Brothers Aggregate Bond Index) for the same time period was 9.78%.

The Fund's exposure to international stocks, which on average comprised 30% of the Fund's equity portion, was beneficial as international stocks outperformed domestic stocks by a wide margin. In addition, the Accessor Value Fund's strong year was additive to the Fund's performance. However, the weak relative performance of the Accessor Small to Mid Cap Fund and the Accessor Growth Fund detracted from the Fund's relative performance. The new sub-advisor for the Accessor Growth Fund, Smith Asset Management Group, helped reverse the Fund's weak performance by posting strong fourth quarter results.

The fixed-income segment of the Fund was hurt by the higher concentration in the credit sector and weak relative performance from the Accessor Intermediate Fixed Income Fund and the Accessor Short-Intermediate Fixed Income Fund. The negative impact of these factors was offset in part by the Fund's increased duration.

In general, the equity portion of the Fund was a positive contributor to relative performance while the fixed income portion was a negative contributor to relative performance. However, the fixed income portion did deliver a yield greater than the Lehman Brother's Aggregate Bond Index.

ALL PERFORMANCE DATA SHOWN ABOVE REFLECTS THE PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES WHICH NEGATIVELY IMPACT THE PERFORMANCE OF THOSE CLASSES.
--------------------------------------------------------------------------------
30                      ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs compare a $10,000 investment made in each share class of the Fund. The Fund's performance shown in the graphs take into account the maximum initial sales charge on A Class shares, does not include a CDSC on C Class shares, which may only apply to redemptions made in the first year, and includes all other applicable fees and expenses on all classes. The graphs and table do not reflect the deduction of taxes that you would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call (800) 759-3504 or visit www.accessor.com.

--------------------------------------------------------------------------------
                              GROWTH OF $10,000(1)
         GROWTH & INCOME ALLOCATION FUND VS. INDICES AND COMPOSITE INDEX
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES
12-27-00 through 12-31-07

--------------------------------------------------------------------------------
                                                            MSCI AC
                          S&P 500/                           WORLD/
                           LEHMAN                LEHMAN      LEHMAN
             GROWTH &       U.S.                  U.S.        U.S.
              INCOME     AGGREGATE              AGGREGATE   AGGREGATE    MSCI
            ALLOCATION   COMPOSITE   S&P 500      BOND      COMPOSITE   WORLD
  DATE         FUND        INDEX      INDEX      INDEX        INDEX     INDEX
--------------------------------------------------------------------------------
12/27/2000    10,000      10,000      10,000     10,000       10,000    10,000
12/31/2000    10,013       9,962       9,935     10,001       10,014    10,022
12/31/2001     9,329       9,592       8,754     10,845        9,378     8,398
12/31/2002     8,318       8,650       6,819     11,958        8,676     6,775
12/31/2003    10,155      10,249       8,776     12,448       10,587     9,078
12/31/2004    11,192      11,100       9,730     12,988       11,739    10,461
12/31/2005    11,912      11,544      10,208     13,304       12,616    11,595
12/31/2006    13,336      12,827      11,821     13,880       14,420    14,024
12/31/2007    13,958      13,625      12,470     14,846       15,831    15,659


INVESTOR CLASS SHARES
12-27-00 through 12-31-07

--------------------------------------------------------------------------------
                                                            MSCI AC
                          S&P 500/                           WORLD/
                           LEHMAN                LEHMAN      LEHMAN
             GROWTH &       U.S.                  U.S.        U.S.
              INCOME     AGGREGATE              AGGREGATE   AGGREGATE    MSCI
            ALLOCATION   COMPOSITE   S&P 500      BOND      COMPOSITE   WORLD
  DATE         FUND        INDEX      INDEX      INDEX        INDEX     INDEX
--------------------------------------------------------------------------------
12/27/2000    10,000      10,000      10,000     10,000       10,000    10,000
12/31/2000    10,013       9,962       9,935     10,001       10,014    10,022
12/31/2001     9,285       9,592       8,754     10,845        9,378     8,398
12/31/2002     8,237       8,650       6,819     11,958        8,676     6,775
12/31/2003    10,000      10,249       8,776     12,448       10,587     9,078
12/31/2004    10,979      11,100       9,730     12,988       11,739    10,461
12/31/2005    11,628      11,544      10,208     13,304       12,616    11,595
12/31/2006    12,954      12,827      11,821     13,880       14,420    14,024
12/31/2007    13,493      13,625      12,470     14,846       15,831    15,659


C CLASS SHARES
12-27-02 through 12-31-07

--------------------------------------------------------------------------------
                                                            MSCI AC
                          S&P 500/                           WORLD/
                           LEHMAN                LEHMAN      LEHMAN
             GROWTH &       U.S.                  U.S.        U.S.
              INCOME     AGGREGATE              AGGREGATE   AGGREGATE    MSCI
            ALLOCATION   COMPOSITE   S&P 500      BOND      COMPOSITE   WORLD
  DATE         FUND        INDEX      INDEX      INDEX        INDEX     INDEX
--------------------------------------------------------------------------------
12/30/2002    10,000      10,000      10,000     10,000       10,000    10,000
12/31/2002    10,017      10,000      10,005      9,992       10,017    10,034
12/31/2003    12,116      11,848      12,875     10,402       12,225    13,445
12/31/2004    13,221      12,831      14,276     10,853       13,554    15,493
12/31/2005    13,924      13,345      14,977     11,117       14,567    17,172
12/31/2006    15,439      14,829      17,344     11,598       16,651    20,770
12/31/2007    15,995      15,751      18,296     12,405       18,279    23,192


A CLASS SHARES
9-29-03 through 12-31-07

--------------------------------------------------------------------------------
                                                            MSCI AC
                          S&P 500/                           WORLD/
                           LEHMAN                LEHMAN      LEHMAN
             GROWTH &       U.S.                  U.S.        U.S.
              INCOME     AGGREGATE              AGGREGATE   AGGREGATE    MSCI
            ALLOCATION   COMPOSITE   S&P 500      BOND      COMPOSITE   WORLD
  DATE         FUND        INDEX      INDEX      INDEX        INDEX     INDEX
--------------------------------------------------------------------------------
9/29/2003      9,425      10,000      10,000     10,000       10,000    10,000
12/31/2003    10,184      10,691      11,100     10,090       10,842    11,356
12/31/2004    11,195      11,578      12,307     10,528       12,021    13,086
12/31/2005    11,863      12,041      12,912     10,784       12,919    14,505
12/31/2006    13,235      13,380      14,952     11,251       14,767    17,543
12/31/2007    13,806      14,213      15,773     12,034       16,211    19,589

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN(4) FOR THE PERIODS ENDED 12/31/07
--------------------------------------------------------------------------------

                              ADVISOR CLASS   INVESTOR CLASS       C CLASS           A CLASS
INCEPTION DATE                   12/27/00        12/27/00         12/30/02           9/29/03
                              -----------------------------------------------------------------
                                   NAV             NAV          NAV    CDSC(2)    NAV    POP(3)
-----------------------------------------------------------------------------------------------
One Year                          4.66%            4.16%       3.60%     2.60%   4.32%   -1.65%
Five Years                       10.91%           10.37%       9.81%      n/a     n/a      n/a
Ten Years                          n/a              n/a         n/a       n/a     n/a      n/a
Since Inception, Annualized       4.87%            4.37%       9.84%      n/a    9.39%    7.89%

--------------------------------------------------------------------------------
                         FUND ALLOCATION AS OF 12/31/07
--------------------------------------------------------------------------------

           UNDERLYING ACCESSOR FUND AND FUND ADVISOR OR SUBADVISOR   # OF ISSUES   ALLOCATION(5)
           -------------------------------------------------------------------------------------
           EQUITY FUNDS
[GRAPHIC]  GROWTH - Smith Asset Mgmt                                       62           18.3%
[GRAPHIC]  VALUE - Acadian Asset Mgmt                                     102           16.7%
[GRAPHIC]  SMALL TO MID CAP - SSgA Funds Mgmt                             541            8.5%           [PIE CHART]
[GRAPHIC]  INTERNATIONAL - Pictet Asset Mgmt                              100           23.9%
                                                                                                        EQUITY 67%
           FIXED-INCOME FUNDS                                                                        FIXED-INCOME 33%
[GRAPHIC]  HIGH YIELD BOND - FMA Advisors                                 100            6.9%
[GRAPHIC]  INTERMEDIATE FIXED - Cypress Asset Mgmt                        119            7.0%
[GRAPHIC]  SHORT-INT FIXED - Cypress Asset Mgmt                           105            9.2%
[GRAPHIC]  MORTGAGE - BlackRock Financial Mgmt                            154            3.7%
[GRAPHIC]  US GOVT MONEY/CASH - Accessor Capital                           42            5.8%
           -------------------------------------------------------------------------------------
           TOTAL                                                        1,325          100.0%

--------------------------------------------------------------------------------
(1) For purposes of the chart, comparison with the Index assumes initial investment on the last day of the month of inception, where applicable.
(2) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(3) POP (public offering price) reflects the maximum sales load of 5.75% at the beginning of the stated period.
(4) Performance results reflect expense subsidies and waivers currently in effect for the Allocation Funds. Without these, the results would have been less favorable.
(5) Percentages are based on total investments of the Fund as of December 31, 2007.

--------------------------------------------------------------------------------
PERFORMANCE RESULTS REFLECT EXPENSES AND SUBSIDIES AND WAIVERS CURRENTLY IN EFFECT FOR THE ALLOCATION FUNDS. WITHOUT THESE, THE RESULTS WOULD HAVE BEEN LESS FAVORABLE.

THE LEHMAN US AGGREGATE BOND INDEX IS AN UNMANAGED INDEX WHICH REPRESENTS SECURITIES THAT ARE U.S. DOMESTIC, TAXABLE, AND DOLLAR DENOMINATED. THE INDEX COVERS THE U.S. INVESTMENT GRADE FIXED RATE BOND MARKET, WITH INDEX COMPONENTS FOR GOVERNMENT AND CORPORATE SECURITIES, MORTGAGE PASS-THROUGH SECURITIES, AND ASSET-BACKED SECURITIES. THE S&P 500 IS AN UNMANAGED INDEX OF 500 COMMON STOCKS CHOSEN TO REFLECT THE INDUSTRIES IN THE U.S. ECONOMY. THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) ALL COUNTRY WORLD FREE IS AN UNMANAGED INDEX WHICH REPRESENTS 49 OF THE WORLD'S DEVELOPED AND EMERGING MARKETS. GOING FORWARD THE FUND HAS DETERMINED TO REPLACE THE MSCI WITH THE S&P 500. THE FUND CONTINUES TO SHOW THE PERFORMANCE OF THE MSCI FOR COMPARISON PURPOSES IN THIS REPORT, BUT WILL ONLY SHOW THE S&P 500 IN THE FUTURE. INVESTORS CANNOT INVEST IN AN INDEX, AND THE RETURN OF AN INDEX DOES NOT REFLECT THE DEDUCTION OF ANY FEES OR OTHER EXPENSES.
================================================================================
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      31

--------------------------------------------------------------------------------
[GRAPHIC]                    GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------

o     MARKET COMMENTARY

Domestically, the S&P 500 Index (+5.49%) underperformed the Lehman Aggregate Bond Index (+6.96%) during the year reflecting investor concerns about economic strength in the United States. These concerns were reflected in market performance as the S&P 500/Citigroup Growth Index (+9.13%) outperformed the S&P 500/Citigroup Value Index (+1.99%) by a wide margin as investors sought refuge in the higher quality earnings of growth stocks. The credit sensitive small and mid cap stocks as measured by the Dow Jones Wilshire 4500 Index (+5.77%) narrowly beat the S&P 500. However, international stocks posted the most impressive numbers with the MSCI EAFE + EM Index (+15.85%) beating the S&P 500 by more than 5% as the U.S. dollar continued a multi-year decline.

The first half of the year was business as usual as the already tight credit spreads got even tighter. This came to an end following a string of bankruptcies among sub-prime mortgage lenders which led to a substantial widening of credit spreads as investor's appetite for risk began to fade. Treasuries (+9.01%) ended the year as the best performing segment of the Lehman Aggregate Bond Index (+6.96%) and lackluster results from the high yield sector (+1.88%). In addition, the yield curve normalized and investors were rewarded by long duration bonds thanks in part to a 100 basis point drop in the Federal Funds Target Rate.

o     REVIEW OF FUND PERFORMANCE

The Growth Allocation Fund's (the "Fund") total return for 2007 was 5.19%, while the return for the benchmark (80% S&P 500 Index and 20% Lehman Brothers Aggregate Bond Index) for the same time period was 5.78% and the return for the previous benchmark (80% MSCI AC World Free Index and 20% Lehman Brothers Aggregate Bond Index) for the same time period was 10.72%.

The Fund's exposure to international stocks, which on average comprised 30% of the Fund's equity portion, was beneficial as international stocks outperformed domestic stocks by a wide margin. In addition, the Accessor Value Fund's strong year was additive to the Fund's performance. However, the weak relative performance of the Accessor Small to Mid Cap Fund and the Accessor Growth Fund detracted from the Fund's relative performance. The new sub-advisor for the Accessor Growth Fund, Smith Asset Management Group, helped reverse the Fund's weak performance by posting strong fourth quarter results.

The fixed-income segment of the Fund was hurt by the higher concentration in the credit sector and weak relative performance from the Accessor Intermediate Fixed Income Fund and the Accessor Short-Intermediate Fixed Income Fund. The negative impact of these factors was offset in part by the Fund's increased duration.

In general, the equity portion of the Fund was a positive contributor to relative performance while the fixed income portion was a negative contributor to relative performance. However, the fixed income portion did deliver a yield greater than the Lehman Brother's Aggregate Bond Index.

ALL PERFORMANCE DATA SHOWN ABOVE REFLECTS THE PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES WHICH NEGATIVELY IMPACT THE PERFORMANCE OF THOSE CLASSES.
--------------------------------------------------------------------------------
32                      ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs compare a $10,000 investment made in each share class of the Fund. The Fund's performance shown in the graphs take into account the maximum initial sales charge on A Class shares, does not include a CDSC on C Class shares, which may only apply to redemptions made in the first year, and includes all other applicable fees and expenses on all classes. The graphs and table do not reflect the deduction of taxes that you would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call (800) 759-3504 or visit www.accessor.com.

--------------------------------------------------------------------------------
                              GROWTH OF $10,000(1)
             GROWTH ALLOCATION FUND VS. INDICES AND COMPOSITE INDEX
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES
12-27-00 through 12-31-07

--------------------------------------------------------------------------------
                                                            MSCI AC
                          S&P 500/                           WORLD/
                           LEHMAN                LEHMAN      LEHMAN
                            U.S.                  U.S.        U.S.
              GROWTH     AGGREGATE              AGGREGATE   AGGREGATE    MSCI
            ALLOCATION   COMPOSITE   S&P 500      BOND      COMPOSITE   WORLD
  DATE         FUND        INDEX      INDEX      INDEX        INDEX     INDEX
--------------------------------------------------------------------------------
12/27/2000    10,000      10,000      10,000     10,000       10,000    10,000
12/31/2000    10,000       9,948       9,935     10,001       10,018    10,022
12/31/2001     8,830       9,172       8,754     10,845        8,888     8,398
12/31/2002     7,461       7,697       6,819     11,958        7,697     6,775
12/31/2003     9,567       9,508       8,776     12,448        9,853     9,078
12/31/2004    10,787      10,419       9,730     12,988       11,139    10,461
12/31/2005    11,621      10,885      10,208     13,304       12,159    11,595
12/31/2006    13,282      12,348      11,821     13,880       14,302    14,024
12/31/2007    13,972      13,074      12,470     14,846       15,835    15,659


INVESTOR CLASS SHARES
12-27-00 through 12-31-07

--------------------------------------------------------------------------------
                                                            MSCI AC
                          S&P 500/                           WORLD/
                           LEHMAN                LEHMAN      LEHMAN
                            U.S.                  U.S.        U.S.
              GROWTH     AGGREGATE              AGGREGATE   AGGREGATE    MSCI
            ALLOCATION   COMPOSITE   S&P 500      BOND      COMPOSITE   WORLD
  DATE         FUND        INDEX      INDEX      INDEX        INDEX     INDEX
--------------------------------------------------------------------------------
12/27/2000    10,000      10,000      10,000     10,000       10,000  10,000
12/31/2000    10,000       9,948       9,935     10,001       10,018  10,022
12/31/2001     8,787       9,172       8,754     10,845        8,888   8,398
12/31/2002     7,389       7,697       6,819     11,958        7,697   6,775
12/31/2003     9,428       9,508       8,776     12,448        9,853   9,078
12/31/2004    10,580      10,419       9,730     12,988       11,139  10,461
12/31/2005    11,333      10,885      10,208     13,304       12,159  11,595
12/31/2006    12,893      12,348      11,821     13,880       14,302  14,024
12/31/2007    13,499      13,074      12,470     14,846       15,835  15,659


C CLASS SHARES
12-30-02 through 12-31-07

--------------------------------------------------------------------------------
                                                            MSCI AC
                          S&P 500/                           WORLD/
                           LEHMAN                LEHMAN      LEHMAN
                            U.S.                  U.S.        U.S.
              GROWTH     AGGREGATE              AGGREGATE   AGGREGATE    MSCI
            ALLOCATION   COMPOSITE   S&P 500      BOND      COMPOSITE   WORLD
  DATE         FUND        INDEX      INDEX      INDEX        INDEX     INDEX
--------------------------------------------------------------------------------
12/30/2002    10,000      10,000      10,000     10,000       10,000    10,000
12/31/2002    10,028      10,002      10,005      9,992       10,026    10,034
12/31/2003    12,740      12,354      12,875     10,402       12,834    13,445
12/31/2004    14,226      13,539      14,276     10,853       14,510    15,493
12/31/2005    15,171      14,144      14,977     11,117       15,838    17,172
12/31/2006    17,166      16,045      17,344     11,598       18,630    20,770
12/31/2007    17,883      16,989      18,296     12,405       20,627    23,192


A CLASS SHARES
9-29-03 through 12-31-07

--------------------------------------------------------------------------------
                                                            MSCI AC
                          S&P 500/                           WORLD/
                           LEHMAN                LEHMAN      LEHMAN
                            U.S.                  U.S.        U.S.
              GROWTH     AGGREGATE              AGGREGATE   AGGREGATE    MSCI
            ALLOCATION   COMPOSITE   S&P 500      BOND      COMPOSITE   WORLD
  DATE         FUND        INDEX      INDEX      INDEX        INDEX     INDEX
--------------------------------------------------------------------------------
9/29/2003      9,425      10,000      10,000     10,000       10,000    10,000
12/31/2003    10,428      10,896      11,100     10,090       11,098    11,356
12/31/2004    11,725      11,941      12,307     10,528       12,546    13,086
12/31/2005    12,583      12,474      12,912     10,784       13,695    14,505
12/31/2006    14,326      14,151      14,952     11,251       16,109    17,543
12/31/2007    15,029      14,953      15,773     12,034       17,836    19,589

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN(4) FOR THE PERIODS ENDED 12/31/07
--------------------------------------------------------------------------------

                              ADVISOR CLASS   INVESTOR CLASS      C CLASS            A CLASS
INCEPTION DATE                   12/27/00        12/27/00         12/30/02           9/29/03
                              -----------------------------------------------------------------
                                   NAV              NAV         NAV    CDSC(2)    NAV    POP(3)
-----------------------------------------------------------------------------------------------
One Year                           5.19%            4.70%       4.18%   3.18%    4.91%   -1.12%
Five Years                        13.37%           12.81%      12.26%    n/a      n/a      n/a
Ten Years                           n/a              n/a         n/a     n/a      n/a      n/a
Since Inception, Annualized        4.89%            4.37%      12.32%    n/a    11.60%   10.06%

--------------------------------------------------------------------------------
                         FUND ALLOCATION AS OF 12/31/07
--------------------------------------------------------------------------------

           UNDERLYING ACCESSOR FUND AND FUND ADVISOR OR SUBADVISOR   # OF ISSUES   ALLOCATION(6)
           -------------------------------------------------------------------------------------
           EQUITY FUNDS
[GRAPHIC]  GROWTH - Smith Asset Mgmt                                       62           23.6%
[GRAPHIC]  VALUE - Acadian Asset Mgmt                                     102           21.4%
[GRAPHIC]  SMALL TO MID CAP - SSgA Funds Mgmt                             541           10.4%           [PIE CHART]
[GRAPHIC]  INTERNATIONAL - Pictet Asset Mgmt                              100           30.0%
                                                                                                        EQUITY 85%
           FIXED-INCOME FUNDS                                                                        FIXED-INCOME 15%
[GRAPHIC]  HIGH YIELD BOND - FMA Advisors                                 100            5.2%
[GRAPHIC]  INTERMEDIATE FIXED - Cypress Asset Mgmt                        119            0.7%
[GRAPHIC]  SHORT-INT FIXED - Cypress Asset Mgmt                           105            3.0%
[GRAPHIC]  MORTGAGE - BlackRock Financial Mgmt                            154            2.4%
[GRAPHIC]  CASH - Accessor Capital                                         42            3.3%
           -------------------------------------------------------------------------------------
           TOTAL                                                        1,325          100.0%

--------------------------------------------------------------------------------
(1) For purposes of the chart, comparison with the Index assumes initial investment on the last day of the month of inception, where applicable.
(2) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(3) POP (public offering price) reflects the maximum sales load of 5.75% at the beginning of the stated period.
(4) Performance results reflect expense subsidies and waivers currently in effect for the Allocation Funds. Without these, the results would have been less favorable.
(5) The Composite Index is made up of 15% Lehman Brothers Aggregate Bond Index and 85% S&P 500 Index and MSCI AC World Free Index.
(6) Percentages are based on total investments of the Fund as of December 31, 2007.

--------------------------------------------------------------------------------
PERFORMANCE RESULTS REFLECT EXPENSES AND SUBSIDIES AND WAIVERS CURRENTLY IN EFFECT FOR THE ALLOCATION FUNDS. WITHOUT THESE, THE RESULTS WOULD HAVE BEEN LESS FAVORABLE.

THE LEHMAN US AGGREGATE BOND INDEX IS AN UNMANAGED INDEX WHICH REPRESENTS SECURITIES THAT ARE U.S. DOMESTIC, TAXABLE, AND DOLLAR DENOMINATED. THE INDEX COVERS THE U.S. INVESTMENT GRADE FIXED RATE BOND MARKET, WITH INDEX COMPONENTS FOR GOVERNMENT AND CORPORATE SECURITIES, MORTGAGE PASS-THROUGH SECURITIES, AND ASSET-BACKED SECURITIES. THE S&P 500 IS AN UNMANAGED INDEX OF 500 COMMON STOCKS CHOSEN TO REFLECT THE INDUSTRIES IN THE U.S. ECONOMY. THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) ALL COUNTRY WORLD FREE IS AN UNMANAGED INDEX WHICH REPRESENTS 49 OF THE WORLD'S DEVELOPED AND EMERGING MARKETS. GOING FORWARD THE FUND HAS DETERMINED TO REPLACE THE MSCI WITH THE S&P 500. THE FUND CONTINUES TO SHOW THE PERFORMANCE OF THE MSCI FOR COMPARISON PURPOSES IN THIS REPORT, BUT WILL ONLY SHOW THE S&P 500 IN THE FUTURE. INVESTORS CANNOT INVEST IN AN INDEX, AND THE RETURN OF AN INDEX DOES NOT REFLECT THE DEDUCTION OF ANY FEES OR OTHER EXPENSES.
================================================================================
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      33

--------------------------------------------------------------------------------
[GRAPHIC]               AGGRESSIVE GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------

o     MARKET COMMENTARY

Domestically, the S&P 500 Index (+5.49%) underperformed the Lehman Aggregate Bond Index (+6.96%) during the year reflecting investor concerns about economic strength in the United States. These concerns were reflected in market performance as the S&P 500/Citigroup Growth Index (+9.13%) outperformed the S&P 500/Citigroup Value Index (+1.99%) by a wide margin as investors sought refuge in the higher quality earnings of growth stocks. The credit sensitive small and mid cap stocks as measured by the Dow Jones Wilshire 4500 Index (+5.77%) narrowly beat the S&P 500. However, international stocks posted the most impressive numbers with the MSCI EAFE + EM Index (+15.85%) beating the S&P 500 by more than 5% as the U.S. dollar continued a multi-year decline.

o     REVIEW OF FUND PERFORMANCE

The Aggressive Growth Allocation Fund's (the "Fund") total return for 2007 was 5.71%, while the return for the benchmark, the S&P 500 Index, for the same time period was 5.49% and the return for the previous benchmark, MSCI AC World Free Index, for the same time period was 11.66%.

The Fund's exposure to international stocks, which on average comprised 30% of the Fund's equity portion, was beneficial as international stocks outperformed domestic stocks by a wide margin. In addition, the Accessor Value Fund's strong year was additive to the Fund's performance due in large part to the new sub-advisor, Acadian Asset Management. However, the weak relative performance of the Accessor Small to Mid Cap Fund and the Accessor Growth Fund detracted from the Fund's relative performance. The new sub-advisor for the Accessor Growth Fund, Smith Asset Management Group, helped reverse the Fund's weak performance by posting strong fourth quarter results.

The Fund maintained an equal weight between growth and value which proved to be a negative contributor but this was offset by the increased exposure to international equity and the elimination of the Fund's overweight to small cap stock early in 2007.

In general, the Fund provided broad exposure to the global equity markets and was able to deliver solid performance by beating the S&P 500 in 2007.

ALL PERFORMANCE DATA SHOWN ABOVE REFLECTS THE PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES WHICH NEGATIVELY IMPACT THE PERFORMANCE OF THOSE CLASSES.
--------------------------------------------------------------------------------
34                      ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs compare a $10,000 investment made in each share class of the Fund. The Fund's performance shown in the graphs take into account the maximum initial sales charge on A Class shares, does not include a CDSC on C Class shares, which may only apply to redemptions made in the first year, and includes all other applicable fees and expenses on all classes. The graphs and table do not reflect the deduction of taxes that you would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call (800) 759-3504 or visit www.accessor.com.

--------------------------------------------------------------------------------
                              GROWTH OF $10,000(1)
               AGGRESSIVE GROWTH ALLOCATION FUND VS. S&P 500 INDEX
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES
12-27-00 through 12-31-07

-----------------------------------------------
            AGGRESSIVE
              GROWTH                   MSCI
            ALLOCATION    S&P 500     WORLD
  DATE         FUND        INDEX      INDEX
-----------------------------------------------
12/27/2000    10,000      10,000      10,000
12/31/2000    10,000       9,935      10,022
12/31/2001     8,432       8,754       8,398
12/31/2002     6,744       6,819       6,775
12/31/2003     8,817       8,776       9,078
12/31/2004    10,104       9,730      10,461
12/31/2005    11,000      10,208      11,595
12/31/2006    12,754      11,821      14,024
12/31/2007    13,482      12,470      15,659


INVESTOR CLASS SHARES
12-27-00 through 12-31-07

-----------------------------------------------
            AGGRESSIVE
              GROWTH                   MSCI
            ALLOCATION    S&P 500     WORLD
  DATE         FUND        INDEX      INDEX
-----------------------------------------------
12/27/2000    10,000      10,000      10,000
12/31/2000     9,993       9,935      10,022
12/31/2001     8,385       8,754       8,398
12/31/2002     6,674       6,819       6,775
12/31/2003     8,686       8,776       9,078
12/31/2004     9,903       9,730      10,461
12/31/2005    10,726      10,208      11,595
12/31/2006    12,376      11,821      14,024
12/31/2007    13,014      12,470      15,659


C CLASS SHARES
12-30-02 through 12-31-07

-----------------------------------------------
            AGGRESSIVE
              GROWTH                   MSCI
            ALLOCATION    S&P 500     WORLD
  DATE         FUND        INDEX      INDEX
-----------------------------------------------
12/30/2002    10,000      10,000      10,000
12/31/2002    10,030      10,005      10,034
12/31/2003    12,987      12,875      13,445
12/31/2004    14,724      14,276      15,493
12/31/2005    15,873      14,977      17,172
12/31/2006    18,221      17,344      20,770
12/31/2007    19,075      18,296      23,192


A CLASS SHARES
9-29-03 through 12-31-07

-----------------------------------------------
            AGGRESSIVE
              GROWTH                   MSCI
            ALLOCATION    S&P 500     WORLD
  DATE         FUND        INDEX      INDEX
-----------------------------------------------
9/29/2003      9,425      10,000      10,000
12/31/2003    10,572      11,100      11,356
12/31/2004    12,077      12,307      13,086
12/31/2005    13,098      12,912      14,505
12/31/2006    15,136      14,952      17,543
12/31/2007    15,939      15,773      19,589

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN(4) FOR THE PERIODS ENDED 12/31/07
--------------------------------------------------------------------------------

                              ADVISOR CLASS   INVESTOR CLASS        C CLASS           A CLASS
INCEPTION DATE                   12/27/00        12/27/00          12/30/02           9/29/03
                              -------------------------------------------------------------------
                                   NAV             NAV           NAV    CDSC(2)     NAV    POP(3)
-------------------------------------------------------------------------------------------------
One Year                           5.71%           5.15%        4.69%    3.69%     5.30%   -0.76%
Five Years                        14.86%          14.29%       13.72%     n/a       n/a      n/a
Ten Years                           n/a             n/a          n/a      n/a       n/a      n/a
Since Inception, Annualized        4.35%           3.83%       13.78%     n/a     13.15%   11.59%

--------------------------------------------------------------------------------
                         FUND ALLOCATION AS OF 12/31/07
--------------------------------------------------------------------------------

           UNDERLYING ACCESSOR FUND AND FUND ADVISOR OR SUBADVISOR   # OF ISSUES   ALLOCATION(5)
           -------------------------------------------------------------------------------------
           EQUITY FUNDS
[GRAPHIC]  GROWTH - Smith Asset Mgmt                                      62           26.2%           [PIE CHART]
[GRAPHIC]  VALUE - Acadian Asset Mgmt                                    102           24.2%
[GRAPHIC]  SMALL TO MID CAP - SSgA Funds Mgmt                            541           12.0%           EQUITY 99%
[GRAPHIC]  INTERNATIONAL - Pictet Asset Mgmt                             100           36.5%         FIXED-INCOME 1%

           FIXED-INCOME FUNDS
[GRAPHIC]  US GOVT MONEY/CASH - Accessor Capital                          42            1.1%
           -------------------------------------------------------------------------------------
           TOTAL                                                         847          100.0%

--------------------------------------------------------------------------------
(1) For purposes of the chart, comparison with the Index assumes initial investment on the last day of the month of inception, where applicable.
(2) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(3) POP (public offering price) reflects the maximum sales load of 5.75% at the beginning of the stated period.
(4) Performance results reflect expense subsidies and waivers currently in effect for the Allocation Funds. Without these, the results would have been less favorable.
(5) Percentages are based total investments of the Fund as of December 31, 2007.

--------------------------------------------------------------------------------
PERFORMANCE RESULTS REFLECT EXPENSES AND SUBSIDIES AND WAIVERS CURRENTLY IN EFFECT FOR THE ALLOCATION FUNDS. WITHOUT THESE, THE RESULTS WOULD HAVE BEEN LESS FAVORABLE.

THE S&P 500 IS AN UNMANAGED INDEX OF 500 COMMON STOCKS CHOSEN TO REFLECT THE INDUSTRIES IN THE U.S. ECONOMY. THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) ALL COUNTRY WORLD FREE IS AN UNMANAGED INDEX WHICH REPRESENTS 49 OF THE WORLD'S DEVELOPED AND EMERGING MARKETS. GOING FORWARD THE FUND HAS DETERMINED TO REPLACE THE MSCI WITH THE S&P 500. THE FUND CONTINUES TO SHOW THE PERFORMANCE OF THE MSCI FOR COMPARISON PURPOSES IN THIS REPORT, BUT WILL ONLY SHOW THE S&P 500 IN THE FUTURE. INVESTORS CANNOT INVEST IN AN INDEX, AND THE RETURN OF AN INDEX DOES NOT REFLECT THE DEDUCTION OF ANY FEES OR OTHER EXPENSES.
================================================================================
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     35

================================================================================
                     UNDERSTANDING FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

As a shareholder of Accessor Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable), and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. The information provided below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

o REVIEW YOUR FUND'S EXPENSES: The table below shows the expenses you would have paid on a $1,000 investment in a Fund from July 1, 2007 to December 31, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expense paid per $1,000" to estimate the expenses you paid on your account during this period.

--------------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT
(ASSUMING ACTUAL RETURNS FOR THE SIX MONTHS ENDED DECEMBER 31, 2007)
--------------------------------------------------------------------------------

                                                                                                                    INSTITUTIONAL
UNDERLYING FUND                                    ADVISOR CLASS   INVESTOR CLASS       C CLASS        A CLASS          CLASS
------------------------------------------------------------------------------------------------------------------------------------
GROWTH FUND
   Expenses Paid During Period                    $         5.38   $         7.93   $        10.47   $       7.21
   Ending Account Value                                 1,031.70         1,029.10         1,026.20       1,030.00

VALUE FUND
   Expenses Paid During Period                              4.67             7.12             9.56           6.38
   Ending Account Value                                   950.10           947.70           945.20         948.40

SMALL TO MID CAP FUND
   Expenses Paid During Period                              5.81             8.18            10.55           7.47
   Ending Account Value                                   890.10           887.90           885.70         888.60

INTERNATIONAL EQUITY FUND
   Expenses Paid During Period                              6.44             8.92            11.40           8.18
   Ending Account Value                                   980.00           977.40           975.20         978.40

HIGH YIELD BOND FUND
   Expenses Paid During Period                              4.43             6.94             9.44           5.69
   Ending Account Value                                   997.00           995.40           992.90         996.70

INTERMEDIATE FIXED-INCOME FUND
   Expenses Paid During Period                              3.94             6.50             9.04
   Ending Account Value                                 1,032.50         1,029.00         1,027.20

SHORT-INTERMEDIATE FIXED-INCOME FUND
   Expenses Paid During Period                              3.85             6.38             8.90           5.12
   Ending Account Value                                 1,011.10         1,008.50         1,005.90       1,010.00

MORTGAGE SECURITIES FUND
   Expenses Paid During Period                              5.07             7.65            10.22
   Ending Account Value                                 1,053.30         1,050.60         1,047.80

U.S. GOVERNMENT MONEY FUND
   Expenses Paid During Period                              2.40             4.94             7.47           3.67   $        1.12
   Ending Account Value                                 1,022.50         1,020.00         1,017.40       1,021.20        1,023.80
---------------------------------------------------------------------------------------------------------------------------------
FUND                                                    EXPENSES
---------------------------------------------------------------------------------------------------------------------------------

LIMITED DURATION U.S. GOVERNMENT FUND
   Expenses Paid During Period                              3.19
   Ending Account Value                                 1,040.80

TOTAL RETURN FUND
   Expenses Paid During Period                              2.66
   Ending Account Value                                   990.40

--------------------------------------------------------------------------------
* Expenses for each share class are calculated using the Fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 12/31/07. The expense ratio may differ for each share class (see the table on page 37). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (184 days, 112 days for the Total Return Fund); and then dividing that result by the number of days in the year (365 days).
--------------------------------------------------------------------------------
36                       ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                     UNDERSTANDING FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT
(ASSUMING ACTUAL RETURNS FOR THE SIX MONTHS ENDED DECEMBER 31, 2007)
--------------------------------------------------------------------------------

ALLOCATION FUND                                    ADVISOR CLASS   INVESTOR CLASS       C CLASS         A CLASS
------------------------------------------------------------------------------------------------------------------
INCOME ALLOCATION FUND
   Expenses Paid During Period                    $         1.68   $         4.21   $         6.75   $       2.95
   Ending Account Value                                 1,017.70         1,014.40         1,012.50       1,016.40

INCOME & GROWTH ALLOCATION FUND
   Expenses Paid During Period                              1.21             3.73             6.23           2.97
   Ending Account Value                                   999.80           997.30           994.80         998.10

BALANCED ALLOCATION FUND
   Expenses Paid During Period                              0.90             3.41             5.91           2.66
   Ending Account Value                                   990.70           988.70           986.20         988.90

GROWTH & INCOME ALLOCATION FUND
   Expenses Paid During Period                              0.85             3.35             5.84           2.60
   Ending Account Value                                   984.80           982.80           980.30         983.50

GROWTH ALLOCATION FUND
   Expenses Paid During Period                              0.85             3.33             5.82           2.59
   Ending Account Value                                   977.10           974.80           972.30         976.00

AGGRESSIVE GROWTH ALLOCATION FUND
   Expenses Paid During Period                              0.99             3.48             5.95           2.73
   Ending Account Value                                   973.70           970.90           968.80         971.50

--------------------------------------------------------------------------------
* Expenses for each share class are calculated using the Fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 12/31/07. The expense ratio may differ for each share class (see the table on page 37). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (184 days); and then dividing that result by the number of days in the year (365 days).
================================================================================

--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      37

================================================================================
                     UNDERSTANDING FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------
COMPARING YOUR FUND'S EXPENSES WITH THOSE OF OTHER FUNDS
--------------------------------------------------------------------------------

o USING THE SEC'S METHOD TO COMPARE EXPENSES: The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your Fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return, which is not the actual return of any Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You can use this information to compare the ongoing expenses (but not transactional costs, such as sales charges (loads, redemption fees or exchange fees)) of investing in any Fund with those of other funds. If those transactional costs were included, your costs would have been higher. All mutual funds shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending balance and expenses paid during the period.

--------------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT
(ASSUMING A HYPOTHETICAL 5% ANNUALIZED RETURN FOR THE SIX MONTHS ENDED DECEMBER 31, 2007)
--------------------------------------------------------------------------------

                                                                                                                    INSTITUTIONAL
UNDERLYING FUND                                    ADVISOR CLASS    INVESTOR CLASS      C CLASS         A CLASS          CLASS
---------------------------------------------------------------------------------------------------------------------------------
GROWTH FUND
   Expenses Paid During Period                    $         5.35   $         7.88   $        10.41   $       7.17
   Ending Account Value                                 1,019.91         1,017.39         1,014.87       1,018.10

VALUE FUND
   Expenses Paid During Period                              4.84             7.37             9.91           6.61
   Ending Account Value                                 1,020.42         1,017.90         1,015.38       1,018.65

SMALL TO MID CAP FUND
   Expenses Paid During Period                              6.21             8.74            11.27           7.98
   Ending Account Value                                 1,019.06         1,016.53         1,014.01       1,017.29

INTERNATIONAL EQUITY FUND
   Expenses Paid During Period                              6.56             9.10            11.62           8.34
   Ending Account Value                                 1,018.70         1,016.18         1,013.66       1,016.94

HIGH YIELD BOND FUND
   Expenses Paid During Period                              4.48             7.02             9.55           5.75
   Ending Account Value                                 1,020.77         1,018.25         1,015.73       1,019.51

INTERMEDIATE FIXED-INCOME FUND
   Expenses Paid During Period                              3.92             6.46             9.00
   Ending Account Value                                 1,021.32         1,018.80         1,016.28

SHORT-INTERMEDIATE FIXED-INCOME FUND
   Expenses Paid During Period                              3.87             6.41             8.94           5.14
   Ending Account Value                                 1,021.37         1,018.85         1,016.33       1,020.11

MORTGAGE SECURITIES FUND
   Expenses Paid During Period                              4.99             7.53            10.06
   Ending Account Value                                 1,020.27         1,017.74         1,015.22

U.S. GOVERNMENT MONEY FUND
   Expenses Paid During Period                              2.40             4.94             7.48           3.67   $        1.12
   Ending Account Value                                 1,022.84         1,020.32         1,017.80       1,021.58        1,024.10
---------------------------------------------------------------------------------------------------------------------------------
FUND                                                  EXPENSES
---------------------------------------------------------------------------------------------------------------------------------

LIMITED DURATION U.S. GOVERNMENT FUND
   Expenses Paid During Period                              3.16
   Ending Account Value                                 1,022.08
TOTAL RETURN FUND
   Expenses Paid During Period                              4.43
   Ending Account Value                                 1,020.82

--------------------------------------------------------------------------------
* Expenses for each share class are calculated using the Fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 12/31/07. The expense ratio may differ for each share class (see the table on page 37). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (184 days, 112 days for the Total Return Fund); and then dividing that result by the number of days in the year (365 days).
--------------------------------------------------------------------------------
38                     ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                     UNDERSTANDING FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT
(ASSUMING A HYPOTHETICAL 5% ANNUALIZED RETURN FOR THE SIX MONTHS ENDED DECEMBER 31, 2007)
--------------------------------------------------------------------------------

ALLOCATION FUND                                     ADVISOR CLASS   INVESTOR CLASS          C CLASS       A CLASS
----------------------------------------------------------------------------------------------------------------------
INCOME ALLOCATION FUND
   Expenses Paid During Period                    $         1.68   $         4.23    $         6.77    $        2.96
   Ending Account Value                                 1,023.54         1,021.02          1,018.50         1,022.28

INCOME & GROWTH ALLOCATION FUND
   Expenses Paid During Period                              1.22             3.77              6.31             3.01
   Ending Account Value                                 1,024.00         1,021.48          1,018.95         1,022.23

BALANCED ALLOCATION FUND
   Expenses Paid During Period                              0.92             3.47              6.01             2.70
   Ending Account Value                                 1,024.30         1,021.78          1,019.26         1,022.53

GROWTH & INCOME ALLOCATION FUND
   Expenses Paid During Period                              0.87             3.41              5.96             2.65
   Ending Account Value                                 1,024.35         1,021.83          1,019.31         1,022.58

GROWTH ALLOCATION FUND
   Expenses Paid During Period                              0.87             3.41              5.96             2.65
   Ending Account Value                                 1,024.35         1,021.83          1,019.31         1,022.58

AGGRESSIVE GROWTH ALLOCATION FUND
   Expenses Paid During Period                              1.02             3.57              6.11             2.80
   Ending Account Value                                 1,024.20         1,021.68          1,019.16         1,022.43

--------------------------------------------------------------------------------
* Expenses for each share class are calculated using the Fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 12/31/07. The expense ratio may differ for each share class (see the table below). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (184 days); and then dividing that result by the number of days in the year (365 days).
================================================================================

o     FUND CLASS EXPENSE RATIOS

Expenses are equal to the Fund's annualized expense ratio for each share class of the Fund as follows:
--------------------------------------------------------------------------------

FUND                                                ADVISOR CLASS   INVESTOR CLASS   C CLASS   A CLASS    INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------------------------------------------
Growth                                                  1.05%            1.55%         2.05%     1.40%
Value                                                   0.95%            1.45%         1.95%     1.30%
Small to Mid Cap                                        1.22%            1.72%         2.22%     1.57%
International Equity                                    1.29%            1.79%         2.29%     1.64%
High Yield Bond                                         0.88%            1.38%         1.88%     1.13%
Intermediate Fixed-Income                               0.77%            1.27%         1.77%
Short-Intermediate Fixed-Income                         0.76%            1.26%         1.76%     1.01%
Mortgage Securities                                     0.98%            1.48%         1.98%
U.S. Government Money                                   0.47%            0.97%         1.47%     0.72%          0.22%
Income Allocation                                       0.33%            0.83%         1.33%     0.58%
Income & Growth Allocation                              0.24%            0.74%         1.24%     0.59%
Balanced Allocation                                     0.18%            0.68%         1.18%     0.53%
Growth Allocation                                       0.17%            0.67%         1.17%     0.52%
Growth & Income Allocation                              0.17%            0.67%         1.17%     0.52%
Aggressive Growth Allocation                            0.20%            0.70%         1.20%     0.55%
------------------------------------------------------------------------------------------------------------------------------
                                                      EXPENSES
------------------------------------------------------------------------------------------------------------------------------
Limited Duration U.S. Government                        0.62%
Total Return                                            0.87%
==============================================================================================================================

--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     39

================================================================================
                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2007
--------------------------------------------------------------------------------

DESCRIPTION                                                                                     SHARES        VALUE
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (99.4%)

AEROSPACE & DEFENSE (5.6%)
   Lockheed Martin                                                                              31,400   $     3,305,164
   Northrop Grumman                                                                             40,500         3,184,920
   United Technologies                                                                          40,600         3,107,524
                                                                                                         ---------------
                                                                                                               9,597,608
BEVERAGES (6.0%)
   Anheuser-Busch                                                                               63,700         3,334,058
   Pepsi Bottling Group                                                                         85,900         3,389,614
   PepsiCo                                                                                      45,300         3,438,270
                                                                                                         ---------------
                                                                                                              10,161,942
BIOTECHNOLOGY (2.3%)
   Gilead Sciences*                                                                             65,300         3,004,453
   OSI Pharmaceuticals*                                                                         17,800           863,478
                                                                                                         ---------------
                                                                                                               3,867,931
CAPITAL MARKETS (5.7%)
   Bank of New York Mellon                                                                      67,500         3,291,300
   Northern Trust                                                                               42,300         3,239,334
   T Rowe Price Group                                                                           50,700         3,086,616
                                                                                                         ---------------
                                                                                                               9,617,250
CHEMICALS (2.8%)
   Air Products & Chemicals                                                                     29,100         2,870,133
   Sigma-Aldrich                                                                                34,200         1,867,320
                                                                                                         ---------------
                                                                                                               4,737,453
COMMERCIAL SERVICES & SUPPLIES (1.4%)
   Republic Services - Class A                                                                  77,900         2,442,165
                                                                                                         ---------------
COMMUNICATIONS EQUIPMENT (3.6%)
   Cisco Systems*                                                                              100,300         2,715,121
   Harris                                                                                       30,700         1,924,276
   Juniper Networks*                                                                            44,800         1,487,360
                                                                                                         ---------------
                                                                                                               6,126,757
COMPUTERS & PERIPHERALS (6.6%)
   EMC*                                                                                        125,100         2,318,103
   Hewlett-Packard                                                                              64,400         3,250,912
   International Business Machines                                                              27,800         3,005,180
   QLogic *                                                                                    186,200         2,644,040
                                                                                                         ---------------
                                                                                                              11,218,235
CONSTRUCTION & ENGINEERING (1.2%)
   Jacobs Engineering Group*                                                                    20,900         1,998,249
                                                                                                         ---------------
DIVERSIFIED FINANCIAL SERVICES (2.0%)
   Nasdaq Stock Market *                                                                        67,500         3,340,575
                                                                                                         ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.5%)
   AT&T                                                                                         61,300         2,547,628
                                                                                                         ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.5%)
   Amphenol - Class A                                                                           55,700         2,582,809
                                                                                                         ---------------
ENERGY EQUIPMENT & SERVICES (2.0%)
   National Oilwell Varco*                                                                      45,900         3,371,814
                                                                                                         ---------------
FOOD PRODUCTS (1.9%)
   General Mills                                                                                55,400         3,157,800
                                                                                                         ---------------

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
40                       ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2007
--------------------------------------------------------------------------------

DESCRIPTION                                                                                     SHARES        VALUE
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES (1.9%)
   Becton Dickinson                                                                             39,400   $     3,293,052
                                                                                                         ---------------
HEALTH CARE PROVIDERS & SERVICES (6.7%)
   Cigna                                                                                        37,900         2,036,367
   Express Scripts - Class A*                                                                   35,000         2,555,000
   Humana*                                                                                      44,500         3,351,295
   UnitedHealth Group                                                                           58,500         3,404,700
                                                                                                         ---------------
                                                                                                              11,347,362
HOTELS, RESTAURANTS & LEISURE (4.0%)
   McDonald's                                                                                   58,500         3,446,235
   Yum! Brands                                                                                  86,000         3,291,220
                                                                                                         ---------------
                                                                                                               6,737,455
HOUSEHOLD DURABLES (0.5%)
   Tempur-Pedic International                                                                   31,700           823,249
                                                                                                         ---------------
HOUSEHOLD PRODUCTS (3.5%)
   Church & Dwight                                                                              49,800         2,692,686
   Colgate-Palmolive                                                                            41,800         3,258,728
                                                                                                         ---------------
                                                                                                               5,951,414
INSURANCE (1.6%)
   Metlife                                                                                      45,600         2,809,872
                                                                                                         ---------------
INTERNET SOFTWARE & SERVICES (1.6%)
   eBay*                                                                                        81,800         2,714,942
                                                                                                         ---------------
LIFE SCIENCES TOOLS & SERVICES (2.9%)
   Applera                                                                                      78,800         2,672,896
   Waters*                                                                                      28,500         2,253,495
                                                                                                         ---------------
                                                                                                               4,926,391
MACHINERY (3.0%)
   Danaher                                                                                      38,900         3,413,086
   Manitowoc                                                                                    36,000         1,757,880
                                                                                                         ---------------
                                                                                                               5,170,966
MEDIA (3.5%)
   Omnicom Group                                                                                64,700         3,075,191
   Walt Disney                                                                                  91,600         2,956,848
                                                                                                         ---------------
                                                                                                               6,032,039
OIL, GAS & CONSUMABLE FUELS (7.8%)
   ChevronTexaco                                                                                37,200         3,471,876
   Exxon Mobil                                                                                  68,800         6,445,872
   Marathon Oil                                                                                 55,300         3,365,558
                                                                                                         ---------------
                                                                                                              13,283,306
PHARMACEUTICALS (2.5%)
   Perrigo                                                                                      79,800         2,793,798
   Watson Pharmaceuticals*                                                                      51,000         1,384,140
                                                                                                         ---------------
                                                                                                               4,177,938
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.1%)
   Intel                                                                                       106,100         2,828,626
   Nvidia*                                                                                      86,000         2,925,720
   Texas Instruments                                                                            89,400         2,985,960
                                                                                                         ---------------
                                                                                                               8,740,306

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      41

================================================================================
                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2007
--------------------------------------------------------------------------------

DESCRIPTION                                                                                     SHARES        VALUE
------------------------------------------------------------------------------------------------------------------------
SOFTWARE (6.6%)
   Adobe Systems*                                                                               75,200   $     3,213,296
   Factset Research Systems                                                                     25,700         1,431,490
   Microsoft                                                                                    89,900         3,200,440
   Oracle*                                                                                     148,200         3,346,356
                                                                                                         ---------------
                                                                                                              11,191,582
SPECIALTY RETAIL (2.5%)
   Aeropostale*                                                                                103,300         2,737,450
   Sherwin-Williams                                                                             27,100         1,572,884
                                                                                                         ---------------
                                                                                                               4,310,334
TEXTILES, APPAREL & LUXURY GOODS (0.5%)
   Fossil*                                                                                      19,500           818,610
                                                                                                         ---------------
TRADING COMPANIES & DISTRIBUTORS (1.1%)
   WW Grainger                                                                                  22,400         1,960,448
                                                                                                         ---------------

TOTAL COMMON STOCKS (IDENTIFIED COST $160,392,598)                                                           169,057,482
                                                                                                         ---------------

                                                                   INTEREST   MATURITY      PRINCIPAL
SHORT-TERM INVESTMENTS (1.7%)                                        RATE       DATE          AMOUNT          VALUE

   STATE STREET REPURCHASE AGREEMENT                                3.860%   01/02/2008    $ 2,891,000         2,891,000
   DATED 12/31/2007 (Repurchase value                                                                    ---------------
   $2,891,620 collateralized by
   U.S. Government Securities)(1)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $2,891,000)                                                      2,891,000
                                                                                                         ---------------

TOTAL INVESTMENTS (101.1%) (IDENTIFIED COST $163,283,598)(2)                                                 171,948,482
TOTAL LIABILITIES LESS OTHER ASSETS (-1.1%)                                                                   (1,948,399)
                                                                                                         ---------------
TOTAL NET ASSETS (100.0%)                                                                                $   170,000,083
                                                                                                         ===============

--------------------------------------------------------------------------------
*     Non-income producing security.
(1)   See Note 2 for collateral information
(2)   See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
42                       ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2007
--------------------------------------------------------------------------------

DESCRIPTION                                                                                     SHARES        VALUE
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (98.8%)

AEROSPACE & DEFENSE (7.1%)
   Boeing                                                                                       19,700   $     1,722,962
   Honeywell International                                                                      69,000         4,248,330
   L-3 Communications Holdings - Class 3                                                        32,500         3,443,050
   Northrop Grumman                                                                             13,140         1,033,330
   Raytheon                                                                                      1,420            86,194
                                                                                                         ---------------
                                                                                                              10,533,866
AIRLINES (0.5%)
   Continental Airlines - Class B*                                                              17,330           385,592
   Delta Air Lines*                                                                              6,800           101,252
   Skywest                                                                                       8,600           230,910
                                                                                                         ---------------
                                                                                                                 717,754
AUTO COMPONENTS (0.4%)
   Aftermarket Technology*                                                                       2,400            65,424
   Lear*                                                                                        18,500           511,710
                                                                                                         ---------------
                                                                                                                 577,134
AUTOMOBILES (0.7%)
   Ford Motor*                                                                                 152,400         1,025,652
                                                                                                         ---------------
CAPITAL MARKETS (6.0%)
   Affiliated Managers Group*                                                                    3,300           387,618
   Bank of New York Mellon                                                                      18,300           892,308
   Federated Investors - Class B                                                                21,300           876,708
   Goldman Sachs                                                                                22,700         4,881,635
   State Street                                                                                 23,200         1,883,840
                                                                                                         ---------------
                                                                                                               8,922,109
CHEMICALS (1.5%)
   CF Industries Holdings                                                                        2,500           275,150
   Eastman Chemical                                                                             31,500         1,924,335
                                                                                                         ---------------
                                                                                                               2,199,485
COMMERCIAL BANKS (2.8%)
   Oriental Financial Group - ADR                                                               51,100           685,251
   Wells Fargo                                                                                 113,100         3,414,489
                                                                                                         ---------------
                                                                                                               4,099,740
COMMERCIAL SERVICES & SUPPLIES (0.9%)
   COMSYS IT Partners*                                                                           3,700            58,386
   Deluxe                                                                                        3,100           101,959
   ICF International*                                                                            4,700           118,722
   Manpower                                                                                     15,090           858,621
   Metalico*                                                                                    24,200           262,328
                                                                                                         ---------------
                                                                                                               1,400,016
COMPUTERS & PERIPHERALS (6.7%)
   Apple Computer*                                                                               8,400         1,663,872
   Hewlett-Packard                                                                              65,660         3,314,517
   Immersion*                                                                                    8,100           104,895
   International Business Machines                                                              45,160         4,881,796
                                                                                                         ---------------
                                                                                                               9,965,080

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      43

================================================================================
                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2007
--------------------------------------------------------------------------------

DESCRIPTION                                                                                     SHARES        VALUE
------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING (0.2%)
   Rock-Tenn - Class A                                                                           9,600   $       243,936
                                                                                                         ---------------
DIVERSIFIED CONSUMER SERVICES (0.4%)
   Apollo Group - Class A*                                                                       7,600           533,140
   Carriage Services - Class A*                                                                 10,340            90,992
                                                                                                         ---------------
                                                                                                                 624,132
DIVERSIFIED FINANCIAL SERVICES (3.4%)
   JP Morgan Chase                                                                             115,610         5,046,376
                                                                                                         ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES (4.2%)
   CenturyTel                                                                                    5,700           236,322
   Verizon Communications                                                                      137,970         6,027,909
                                                                                                         ---------------
                                                                                                               6,264,231
ELECTRIC UTILITIES (3.4%)
   FirstEnergy                                                                                  69,240         5,008,822
                                                                                                         ---------------
ELECTRICAL EQUIPMENT (0.4%)
   Ener1*                                                                                      156,000           125,580
   GrafTech International Ltd.*                                                                 30,245           536,849
                                                                                                         ---------------
                                                                                                                 662,429
FOOD & STAPLES RETAILING (4.4%)
   Kroger                                                                                      155,320         4,148,597
   Safeway                                                                                      54,100         1,850,761
   Wal-Mart Stores                                                                              10,500           499,065
                                                                                                         ---------------
                                                                                                               6,498,423
FOOD PRODUCTS (0.3%)
   Fresh Del Monte Produce                                                                      10,177           341,744
   Imperial Sugar                                                                                6,400           120,128
                                                                                                         ---------------
                                                                                                                 461,872
HEALTH CARE PROVIDERS & SERVICES (6.2%)
   Cigna                                                                                        64,900         3,487,077
   Coventry Health Care*                                                                         5,600           331,800
   UnitedHealth Group                                                                           91,500         5,325,300
                                                                                                         ---------------
                                                                                                               9,144,177
HOTELS, RESTAURANTS & LEISURE (4.0%)
   Darden Restaurants                                                                          105,900         2,934,489
   McDonald's                                                                                   50,630         2,982,613
                                                                                                         ---------------
                                                                                                               5,917,102
HOUSEHOLD DURABLES (0.8%)
   Tempur-Pedic International                                                                   44,878         1,165,482
                                                                                                         ---------------
HOUSEHOLD PRODUCTS (0.4%)
   Kimberly-Clark                                                                                9,400           651,796
                                                                                                         ---------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
   Mirant*                                                                                       9,500           370,310
                                                                                                         ---------------
INSURANCE (8.3%)
   Ace                                                                                          49,677         3,069,045
   Axis Capital Holdings Ltd.                                                                   30,290         1,180,401
   Hartford Financial Services Group                                                            24,190         2,109,126
   PartnerRe Ltd.                                                                               30,000         2,475,900
   Travelers                                                                                    27,000         1,452,600
   Unum Group                                                                                   19,600           466,284
   XL Capital Ltd. - Class A                                                                    29,993         1,508,948
                                                                                                         ---------------
                                                                                                              12,262,304

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
44                      ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2007
--------------------------------------------------------------------------------

DESCRIPTION                                                                                     SHARES        VALUE
------------------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL (0.0%)
   PC Mall*                                                                                      4,200   $        39,102
                                                                                                         ---------------
INTERNET SOFTWARE & SERVICES (0.1%)
   Zix*                                                                                         27,800           127,880
                                                                                                         ---------------
IT SERVICES (2.1%)
   Accenture - Class A                                                                          50,065         1,803,842
   Mastercard - Class A                                                                          6,130         1,319,176
                                                                                                         ---------------
                                                                                                               3,123,018
LEISURE EQUIPMENT & PRODUCTS (0.8%)
   Eastman Kodak                                                                                27,400           599,238
   Hasbro                                                                                       22,100           565,318
                                                                                                         ---------------
                                                                                                               1,164,556
LIFE SCIENCES TOOLS & SERVICES (0.1%)
   Bio-Rad Laboratories - Class A*                                                               1,000           103,620
                                                                                                         ---------------
MACHINERY (0.5%)
   Navistar International*                                                                      12,600           682,920
   Robbins & Myers                                                                               1,500           113,445
                                                                                                         ---------------
                                                                                                                 796,365
MARINE (0.6%)
   DryShips                                                                                      2,257           174,692
   Excel Maritime Carriers Ltd. - Class A                                                        3,376           135,682
   Genco Shipping & Trading Ltd.                                                                 5,032           275,552
   Navios Maritime Holdings                                                                     10,857           132,998
   TBS International Ltd. - Class A*                                                             5,995           198,195
                                                                                                         ---------------
                                                                                                                 917,119
MEDIA (1.8%)
   EchoStar Communications - Class A*                                                           37,300         1,406,956
   Idearc                                                                                       66,224         1,162,893
   Liberty Global - Class A*                                                                     3,800           148,922
                                                                                                         ---------------
                                                                                                               2,718,771
METALS & MINING (5.8%)
   Cleveland-Cliffs                                                                              2,511           253,109
   Freeport-McMoRan Copper & Gold - Class B                                                     53,500         5,480,540
   Nucor                                                                                        32,380         1,917,544
   United States Steel                                                                           7,520           909,243
                                                                                                         ---------------
                                                                                                               8,560,436
OIL, GAS & CONSUMABLE FUELS (12.8%)
   ChevronTexaco                                                                                76,200         7,111,746
   Exxon Mobil                                                                                  52,840         4,950,579
   Marathon Oil                                                                                 95,580         5,816,999
   Suburban Propane Partners LP(3)                                                              23,000           933,340
   USEC*                                                                                         7,500            67,500
                                                                                                         ---------------
                                                                                                              18,880,164
PAPER & FOREST PRODUCTS (0.8%)
   International Paper                                                                          37,038         1,199,290
                                                                                                         ---------------
PERSONAL PRODUCTS (0.3%)
   Alberto-Culver                                                                               15,284           375,069
                                                                                                         ---------------
PHARMACEUTICALS (2.8%)
   Pfizer                                                                                       57,100         1,297,883
   Schering-Plough                                                                             108,700         2,895,768
                                                                                                         ---------------
                                                                                                               4,193,651

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                      (800) 759-3504 ~ WWW.ACCESSOR.COM                       45

================================================================================
                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2007

------------------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                                     SHARES        VALUE
------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.9%)
   Broadcom - Class A*                                                                          39,700   $     1,037,758
   Integrated Device Technology*                                                                24,300           274,833
                                                                                                         ---------------
                                                                                                               1,312,591
SOFTWARE (2.2%)
   Aspen Technology*                                                                            15,900           257,898
   CA                                                                                           15,400           384,230
   EPIQ Systems*                                                                                11,400           198,474
   McAfee*                                                                                       3,600           135,000
   Oracle*                                                                                     102,500         2,314,450
                                                                                                         ---------------
                                                                                                               3,290,052
SPECIALTY RETAIL (0.2%)
   TJX                                                                                           8,000           229,840
                                                                                                         ---------------
TEXTILES, APPAREL & LUXURY GOODS (0.9%)
   Nike - Class B                                                                               20,600         1,323,344
                                                                                                         ---------------
THRIFTS & MORTGAGE FINANCE (0.6%)
   Downey Financial                                                                             26,660           829,393
                                                                                                         ---------------
TOBACCO (2.1%)
   Altria Group                                                                                 40,500         3,060,990
                                                                                                         ---------------
WIRELESS TELECOMMUNICATION SERVICES (0.1%)
   Syniverse Holdings*                                                                           4,900            76,342
   USA Mobility                                                                                  4,600            65,780
                                                                                                         ---------------
                                                                                                                 142,122

TOTAL COMMON STOCKS (IDENTIFIED COST $139,364,057)                                                           146,149,601
                                                                                                         ---------------

                                                                   INTEREST    MATURITY     PRINCIPAL
                                                                     RATE        DATE         AMOUNT          VALUE

SHORT-TERM INVESTMENTS (1.1%)
   STATE STREET REPURCHASE AGREEMENT                                3.860%    01/02/2008   $ 1,598,000         1,598,000
   DATED 12/31/2007 (Repurchase value
   $1,598,343 collateralized by
   U.S. Government Agency Securities)(1)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,598,000)                                                      1,598,000
                                                                                                         ---------------

TOTAL INVESTMENTS (99.9%) (IDENTIFIED COST $140,962,057)(2)                                                  147,747,601
TOTAL OTHER ASSETS LESS LIABILITIES (0.1%)                                                                       145,277
                                                                                                         ---------------
TOTAL NET ASSETS (100.0%)                                                                                $   147,892,878
                                                                                                         ===============

--------------------------------------------------------------------------------
*     Non-Income Producing Security
(1)   See Note 2 for collateral information.
(2)   See Note 6 for important tax information.
(3) Security considered Master Limited Partnership. At December 31, 2007, this security amounted to $933,040 or 0.63% of net assets.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
46                      ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2007
--------------------------------------------------------------------------------

DESCRIPTION                                                                                     SHARES        VALUE
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (118.3%)

AEROSPACE & DEFENSE (0.5%)
   Alliant Techsystems*                                                                          2,000   $       227,520
   American Science & Engineering                                                                5,700           323,475
   Cubic(4)                                                                                     27,500         1,078,000
   Kreisler Manufacturing*                                                                         300             4,260
                                                                                                         ---------------
                                                                                                               1,633,255
AIR FREIGHT & LOGISTICS (0.8%)
   Atlas Air Worldwide Holdings*                                                                25,800         1,398,876
   HUB Group - Class A*(4)                                                                      42,700         1,134,966
                                                                                                         ---------------
                                                                                                               2,533,842
AIRLINES (1.3%)
   AMR*                                                                                         24,100           338,123
   Continental Airlines - Class B*(4)                                                           31,400           698,650
   Delta Air Lines*(4)                                                                          87,000         1,295,430
   Hawaiian Holdings*                                                                            4,300            21,930
   Northwest Airlines*(4)                                                                       87,600         1,271,076
   UAL*                                                                                          9,200           328,072
                                                                                                         ---------------
                                                                                                               3,953,281
AUTO COMPONENTS (1.6%)
   Aftermarket Technology*                                                                      28,600           779,636
   American Axle & Manufacturing Holdings(4)                                                   115,000         2,141,300
   Cooper Tire & Rubber(4)                                                                      78,600         1,303,188
   Hayes Lemmerz International*                                                                 20,223            92,419
   Strattec Security                                                                             4,500           186,435
   Visteon*                                                                                     65,400           287,106
                                                                                                         ---------------
                                                                                                               4,790,084
AUTOMOBILES (0.5%)
   Thor Industries(4)                                                                           37,900         1,440,579
                                                                                                         ---------------
BEVERAGES (0.4%)
   Boston Beer - Class A*(4)                                                                    35,100         1,321,515
                                                                                                         ---------------
BIOTECHNOLOGY (2.5%)
   Amicus Therapeutics*                                                                         12,400           133,300
   Amylin Pharmaceuticals*                                                                      21,800           806,600
   Ariad Pharmaceuticals*(4)                                                                    89,800           381,650
   Cephalon*(4)                                                                                 15,300         1,097,928
   Cubist Pharmaceuticals*(4)                                                                   35,900           736,309
   Dendreon*                                                                                     2,900            18,038
   Enzon Pharmaceuticals*(4)                                                                   228,000         2,172,840
   Genentech*(4)                                                                                 6,200           415,834
   Genitope*                                                                                    17,200            12,728
   Idera Pharmaceuticals*                                                                        3,900            51,090
   Kosan Biosciences*                                                                           20,000            72,000
   Maxygen*                                                                                     11,800            94,754
   Momenta Pharmaceuticals*                                                                      9,800            69,972
   NeurogesX*                                                                                      600             3,816
   Novacea*                                                                                      5,400            16,092
   NPS Pharmaceuticals*                                                                         54,600           209,118
   Rigel Pharmaceuticals*                                                                        5,100           129,489
   Seattle Genetics*                                                                            22,600           257,640
   Targacept*                                                                                      400             3,304

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                      (800) 759-3504 ~ WWW.ACCESSOR.COM                       47

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2007

------------------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                                     SHARES        VALUE
------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - CONTINUED
   Telik*                                                                                       29,100   $       100,977
   Tercica*                                                                                      5,400            36,612
   Theravance*                                                                                  24,600           479,700
   Zymogenetics*                                                                                38,700           451,629
                                                                                                         ---------------
                                                                                                               7,751,420
BUILDING PRODUCTS (0.9%)
   Apogee Enterprises(4)                                                                        37,900           648,469
   Lennox International                                                                         47,000         1,946,740
   USG*                                                                                          2,200            78,738
                                                                                                         ---------------
                                                                                                               2,673,947
CAPITAL MARKETS (2.6%)
   Eaton Vance(4)                                                                               61,400         2,788,174
   Greenhill(4)                                                                                 31,100         2,067,528
   Piper Jaffray*                                                                               13,800           639,216
   Waddell & Reed Financial - Class A(4)                                                        69,500         2,508,255
                                                                                                         ---------------
                                                                                                               8,003,173
CHEMICALS (4.8%)
   Airgas                                                                                        7,900           411,669
   Celanese - Class A(4)                                                                        67,600         2,860,832
   CF Industries Holdings                                                                        6,500           715,390
   Core Molding Technologies*                                                                   14,000            98,980
   FMC(4)                                                                                       34,400         1,876,520
   KMG Chemicals                                                                                 7,000           101,220
   Lubrizol(4)                                                                                  16,800           909,888
   Nalco Holding(4)                                                                             55,600         1,344,408
   Olin(4)                                                                                      56,100         1,084,413
   OM Group*                                                                                    20,100         1,156,554
   Rockwood Holdings*                                                                           15,700           521,554
   Terra Industries*(4)                                                                         74,500         3,558,120
                                                                                                         ---------------
                                                                                                              14,639,548
COMMERCIAL BANKS (3.0%)
   Bank of Florida*                                                                              1,000            11,500
   Banner(4)                                                                                    23,800           683,774
   Boston Private Financial Holdings                                                            35,100           950,508
   Centennial Bank Holdings*                                                                    19,800           114,444
   Chittenden                                                                                    4,400           156,728
   Financial Institutions                                                                       20,300           361,746
   First Bancorp(4)                                                                            187,600         1,367,604
   FirstMerit                                                                                   20,800           416,208
   Oriental Financial Group - ADR(4)                                                            48,400           649,044
   PAB Bankshares                                                                                4,700            59,361
   Popular                                                                                      76,512           811,027
   Republic Bancorp - Class A(4)                                                                 6,867           113,512
   Suffolk Bancorp                                                                               6,500           199,615
   UMB Financial(4)                                                                             37,650         1,444,254
   Vineyard National Bancorp                                                                    16,800           169,680
   WesBanco                                                                                     13,800           284,280
   Western Alliance Bancorp*                                                                    12,800           240,256
   Whitney Holding(4)                                                                           48,900         1,278,735
                                                                                                         ---------------
                                                                                                               9,312,276

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
48                      ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2007

------------------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                                     SHARES        VALUE
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES (5.3%)
   CDI                                                                                          10,200   $       247,452
   Comfort Systems USA                                                                          36,300           463,914
   CRA International*                                                                            7,900           376,119
   Diamond Management & Technology Consultants - Class A                                        27,200           197,744
   Dun & Bradstreet                                                                             14,900         1,320,587
   Ecology and Environment - Class A                                                             7,770            86,169
   GeoEye*                                                                                      12,500           420,625
   Heidrick & Struggles International                                                            9,700           359,967
   IHS - Class A*                                                                                8,900           538,984
   Kforce*                                                                                      35,500           346,125
   Knoll                                                                                        24,700           405,821
   Learning Tree International*                                                                  5,300           121,688
   Manpower                                                                                     22,700         1,291,630
   PRG-Schultz International*(4)                                                                31,000           265,670
   Republic Services - Class A                                                                  91,800         2,877,930
   Spherion*(4)                                                                                 93,700           682,136
   Steelcase - Class A(4)                                                                      107,000         1,698,090
   Stericycle*(4)                                                                               20,400         1,211,760
   TrueBlue*(4)                                                                                130,900         1,895,432
   United Stationers*                                                                            9,100           420,511
   Viad                                                                                          5,600           176,848
   Watson Wyatt Worldwide - Class A                                                             17,100           793,611
                                                                                                         ---------------
                                                                                                              16,198,813
COMMUNICATIONS EQUIPMENT (1.2%)
   Avici Systems(4)                                                                             42,600           337,818
   Blue Coat Systems*                                                                           36,900         1,212,903
   CommScope*(4)                                                                                31,200         1,535,352
   Communications Systems                                                                        9,300           110,577
   Infinera*                                                                                    20,700           307,188
   Powerwave Technologies*                                                                      73,900           297,817
                                                                                                         ---------------
                                                                                                               3,801,655
COMPUTERS & PERIPHERALS (1.4%)
   Brocade Communications Systems*(4)                                                          133,900           982,826
   Diebold                                                                                      12,200           353,556
   Electronics for Imaging*                                                                     28,000           629,440
   Emulex*(4)                                                                                   95,100         1,552,032
   Novatel Wireless*                                                                            23,700           383,940
   Palm                                                                                         22,800           144,552
   Printronix                                                                                    1,200            19,020
   Seagate Technology                                                                            6,500           165,750
                                                                                                         ---------------
                                                                                                               4,231,116
CONSTRUCTION & ENGINEERING (1.9%)
   EMCOR Group*(4)                                                                              56,500         1,335,095
   Foster Wheeler*(4)                                                                           16,900         2,619,838
   Michael Baker*                                                                               10,800           443,880
   Perini*                                                                                      31,100         1,288,162
                                                                                                         ---------------
                                                                                                               5,686,975
CONSTRUCTION MATERIALS (0.1%)
   Eagle Materials                                                                              10,600           376,088
                                                                                                         ---------------

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     49

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2007

------------------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                                     SHARES        VALUE
------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING (3.0%)
   Aptargroup                                                                                   16,000   $       654,560
   Crown Holdings*                                                                             101,100         2,593,215
   Greif - Class A(4)                                                                           18,800         1,228,956
   Packaging Corp of America(4)                                                                 72,400         2,041,680
   Silgan Holdings(4)                                                                           45,000         2,337,300
   Sonoco Products                                                                              12,900           421,572
                                                                                                         ---------------
                                                                                                               9,277,283
DISTRIBUTORS (0.0%)
   Core-Mark Holding*                                                                            1,300            37,336
                                                                                                         ---------------
DIVERSIFIED CONSUMER SERVICES (2.1%)
   Carriage Services - Class A*                                                                 59,400           522,720
   Pre-Paid Legal Services*(4)                                                                  21,200         1,173,420
   Service International(4)                                                                    186,940         2,626,507
   Sotheby's - Class A(4)                                                                       26,400         1,005,840
   Stewart Enterprises - Class A(4)                                                            113,600         1,011,040
                                                                                                         ---------------
                                                                                                               6,339,527
DIVERSIFIED FINANCIAL SERVICES (0.2%)
   NewStar Financial*                                                                            7,900            65,412
   Portfolio Recovery Associates                                                                14,600           579,182
                                                                                                         ---------------
                                                                                                                 644,594
DIVERSIFIED TELECOMMUNICATION SERVICES(1.2%)
   Cincinnati Bell*(4)                                                                         227,000         1,078,250
   Consolidated Communications(4)                                                               67,400         1,341,260
   D&E Communications                                                                           16,300           235,535
   General Communication - Class A*                                                             12,800           112,000
   Level 3 Communications*(4)                                                                  125,000           380,000
   Premiere Global Services*                                                                    22,100           328,185
   Shenandoah Telecom                                                                            6,300           151,074
                                                                                                         ---------------
                                                                                                               3,626,304
ELECTRIC UTILITIES (1.5%)
   Central Vermont Public Service                                                               15,000           462,600
   Cleco                                                                                        21,600           600,480
   Portland General Electric                                                                    57,700         1,602,906
   Reliant Energy*                                                                              29,300           768,832
   Unitil                                                                                        1,100            31,240
   Westar Energy                                                                                39,900         1,035,006
                                                                                                         ---------------
                                                                                                               4,501,064
ELECTRICAL EQUIPMENT (1.0%)
   Belden                                                                                       14,300           636,350
   FuelCell Energy*                                                                             66,000           654,720
   Roper Industries(4)                                                                          29,300         1,832,422
   Simclar*                                                                                      5,000            23,950
                                                                                                         ---------------
                                                                                                               3,147,442
ELECTRONIC EQUIPMENT & INSTRUMENTS (4.3%)
   Avnet*(4)                                                                                    28,100           982,657
   AVX(4)                                                                                       43,400           582,428
   Checkpoint Systems*                                                                          12,500           324,750
   DayStar Technologies*                                                                        19,400           121,250
   Dolby Laboratories - Class A*(4)                                                             30,000         1,491,600
   Echelon*                                                                                     13,600           280,704
   Littelfuse*(4)                                                                               16,900           557,024

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
50                      ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2007

------------------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                                     SHARES        VALUE
------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - CONTINUED
   Methode Electronics(4)                                                                      121,300   $     1,994,172
   Mettler Toledo International*(4)                                                             23,600         2,685,680
   Napco Security Systems*(4)                                                                   40,125           250,781
   Rofin-Sinar Technologies*                                                                    23,800         1,145,018
   Technitrol                                                                                   22,400           640,192
   Tessco Technologies*                                                                          9,900           178,794
   Vishay Intertechnology*(4)                                                                  160,685         1,833,416
                                                                                                         ---------------
                                                                                                              13,068,466
ENERGY EQUIPMENT & SERVICES (3.6%)
   Bronco Drilling*                                                                             10,600           157,410
   Cameron International*(4)                                                                    73,000         3,513,490
   Global Industries Ltd.*(4)                                                                   69,800         1,495,116
   Grant Prideco*(4)                                                                            39,700         2,203,747
   TGC Industries*                                                                               7,000            67,550
   Tidewater(4)                                                                                 49,200         2,699,112
   Trico Marine Services*(4)                                                                    27,000           999,540
                                                                                                         ---------------
                                                                                                              11,135,965
FOOD & STAPLES RETAILING (0.8%)
   Nash Finch                                                                                   28,100           991,368
   Spartan Stores(4)                                                                            56,700         1,295,595
                                                                                                         ---------------
                                                                                                               2,286,963
FOOD PRODUCTS (1.7%)
   Cal-Maine Foods(4)                                                                           81,800         2,170,154
   Farmer Bros                                                                                   1,200            27,588
   Hormel Foods                                                                                 27,400         1,109,152
   JM Smucker(4)                                                                                21,700         1,116,248
   Ralcorp Holdings*                                                                             8,600           522,794
   Seaboard                                                                                        200           294,000
                                                                                                         ---------------
                                                                                                               5,239,936
GAS UTILITIES (2.0%)
   Amerigas Partners LP(1)                                                                       3,600           129,744
   Energen(4)                                                                                   43,700         2,806,851
   National Fuel Gas                                                                            29,900         1,395,732
   Southwest Gas                                                                                 9,000           267,930
   Star Gas Partners*(1,4)                                                                      35,900           142,523
   UGI                                                                                          52,600         1,433,350
                                                                                                         ---------------
                                                                                                               6,176,130
HEALTH CARE EQUIPMENT & SUPPLIES (3.1%)
   Analogic                                                                                      9,100           616,252
   Conmed*(4)                                                                                   26,300           607,793
   Cutera*(4)                                                                                   42,900           673,530
   Gen-Probe*                                                                                   11,800           742,574
   Henry Schein*                                                                                21,500         1,320,100
   Hologic*                                                                                      9,256           635,332
   Immucor*                                                                                     12,400           421,476
   Integra LifeSciences Holdings*                                                               16,000           670,880
   Intuitive Surgical*                                                                           2,500           811,250
   Kinetic Concepts*(4)                                                                         38,900         2,083,484
   Quidel*                                                                                      14,900           290,103
   Utah Medical Products                                                                         4,000           118,880
   Vital Signs                                                                                   6,700           342,504
                                                                                                         ---------------
                                                                                                               9,334,158

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     51

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2007
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                                     SHARES        VALUE
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES (2.4%)
   Alliance Imaging*                                                                            45,300   $       435,786
   American Dental Partners*                                                                    14,000           140,420
   AMERIGROUP*                                                                                  13,400           488,430
   Amsurg - Class A*                                                                            13,700           370,722
   Apria Healthcare Group*                                                                      16,500           355,905
   Chemed(4)                                                                                    27,100         1,514,348
   Emergency Medical Services - Class A*                                                        11,400           333,792
   Hanger Orthopedic Group*                                                                      6,600            72,666
   Health Net*                                                                                   9,400           454,020
   Healthspring*(4)                                                                             48,400           922,020
   HealthTronics*(4)                                                                            38,200           175,338
   Medcath*                                                                                     15,700           385,592
   Medical Staffing Network*                                                                    28,200           170,046
   Molina Healthcare*                                                                            5,500           212,850
   Pediatrix Medical Group*                                                                     13,600           926,840
   WellCare Health Plans*                                                                       10,000           424,100
                                                                                                         ---------------
                                                                                                               7,382,875
HEALTH CARE TECHNOLOGY (0.2%)
   Trizetto Group*(4)                                                                           30,500           529,785
                                                                                                         ---------------
HOTELS, RESTAURANTS & LEISURE (1.4%)
   Ambassadors Group(4)                                                                         31,100           569,441
   Famous Dave's of America*                                                                    10,200           138,312
   FortuNet*                                                                                     1,200             9,648
   International Speedway - Class A                                                              4,500           185,310
   Interstate Hotels & Resorts*(4)                                                             123,900           490,644
   Jack in the Box*                                                                             18,200           469,014
   MGM Mirage*                                                                                  11,300           949,426
   Monarch Casino & Resort*                                                                     10,900           262,472
   Silverleaf Resorts*                                                                          23,500            97,525
   Triarc - Class B                                                                             77,500           678,900
   Wynn Resorts Ltd.                                                                             3,800           426,094
                                                                                                         ---------------
                                                                                                               4,276,786
HOUSEHOLD DURABLES (3.7%)
   American Greetings - Class A(4)                                                             111,800         2,269,540
   Avatar Holdings*                                                                              5,200           217,464
   Blyth                                                                                        44,000           965,360
   Energizer Holdings*(4)                                                                       24,200         2,713,546
   Icahn Enterprises(1,4)                                                                        8,800         1,141,536
   NVR*                                                                                          2,100         1,100,400
   QEP*                                                                                          2,000            20,900
   Tempur-Pedic International                                                                   70,700         1,836,079
   Tupperware Brands(4)                                                                         29,900           987,597
                                                                                                         ---------------
                                                                                                              11,252,422
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
   Mirant*                                                                                      30,000         1,169,400
                                                                                                         ---------------
INDUSTRIAL CONGLOMERATES (0.7%)
   McDermott International*(4)                                                                  19,200         1,133,376
   Teleflex                                                                                     13,500           850,635
                                                                                                         ---------------
                                                                                                               1,984,011

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
52                      ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2007
--------------------------------------------------------------------------------

DESCRIPTION                                                                                    SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------
INSURANCE (11.2%)
   Argo Group International Holdings Ltd.*                                                      13,200   $       556,116
   Aspen Insurance Holdings Ltd.(4)                                                             75,600         2,180,304
   Assured Guaranty Ltd.                                                                        47,100         1,250,034
   Axis Capital Holdings Ltd.(4)                                                                46,400         1,808,208
   Berkshire Hathaway - Class A*(4)                                                                 94        13,310,400
   CNA Financial(4)                                                                             62,300         2,100,756
   Endurance Specialty Holdings Ltd.(4)                                                         65,700         2,741,661
   IPC Holdings Ltd.(4)                                                                         32,100           926,727
   Kansas City Life Insurance                                                                    1,500            65,385
   Life Partners Holdings                                                                       32,400           897,480
   Max Capital Group Ltd.                                                                       20,000           559,800
   Montpelier Re Holdings Ltd.(4)                                                               82,700         1,406,727
   Nationwide Financial Services                                                                58,400         2,628,584
   Philadelphia Consolidated Holding*                                                           16,300           641,405
   Platinum Underwriters Holdings Ltd.                                                          11,400           405,384
   Protective Life                                                                              21,700           890,134
   Reinsurance Group of America                                                                  5,800           304,384
   Security Capital Assurance Ltd.                                                              21,700            84,413
   Transatlantic Holdings                                                                       12,125           881,124
   WR Berkley                                                                                   21,900           652,839
                                                                                                         ---------------
                                                                                                              34,291,865
INTERNET & CATALOG RETAIL (1.9%)
   FTD Group                                                                                    72,100           928,648
   Liberty Media Interactive - Class A*(4)                                                      22,300           425,484
   NetFlix*                                                                                     54,800         1,458,776
   Overstock.com*(4)                                                                            27,200           422,416
   PC Mall*(4)                                                                                  35,800           333,298
   Priceline.com*(4)                                                                            19,300         2,216,798
                                                                                                         ---------------
                                                                                                               5,785,420
INTERNET SOFTWARE & SERVICES (0.9%)
   DealerTrack Holdings*(4)                                                                     22,400           749,728
   Earthlink*(4)                                                                                88,100           622,867
   Equinix*                                                                                      6,200           626,634
   Greenfield Online*                                                                           19,600           286,356
   Vignette*(4)                                                                                 38,500           562,485
                                                                                                         ---------------
                                                                                                               2,848,070
IT SERVICES (2.3%)
   Accenture - Class A(4)                                                                      122,800         4,424,484
   CSG Systems International*(4)                                                                30,600           450,432
   Mastercard - Class A                                                                          5,800         1,248,160
   Wright Express*(4)                                                                           26,600           944,034
                                                                                                         ---------------
                                                                                                               7,067,110
LEISURE EQUIPMENT & PRODUCTS (1.2%)
   Jakks Pacific*(4)                                                                            42,100           993,981
   Polaris Industries                                                                           55,100         2,632,127
                                                                                                         ---------------
                                                                                                               3,626,108
LIFE SCIENCES TOOLS & SERVICES (1.0%)
   Accelrys*                                                                                    23,800           179,214
   Exelixis*                                                                                    50,000           431,500
   Helicos BioSciences*                                                                          1,500            15,660
   Invitrogen*(4)                                                                               26,200         2,447,342
                                                                                                         ---------------
                                                                                                               3,073,716

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     53

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2007
--------------------------------------------------------------------------------

DESCRIPTION                                                                                    SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------
MACHINERY (2.7%)
   Astec Industries*                                                                            12,300   $       457,437
   Cascade(4)                                                                                   19,200           892,032
   Columbus McKinnon*(4)                                                                        23,100           753,522
   EnPro Industries*(4)                                                                         38,500         1,180,025
   Key Technology*                                                                               7,700           265,650
   LS Starrett - Class A                                                                         1,400            23,674
   NACCO Industries - Class A                                                                      100             9,969
   Nordson(4)                                                                                   32,200         1,866,312
   Omega Flex                                                                                    1,500            24,570
   SPX(4)                                                                                       21,200         2,180,420
   Wabtec                                                                                       18,700           644,028
                                                                                                         ---------------
                                                                                                               8,297,639
MARINE (0.2%)
   Horizon Lines - Class A(4)                                                                   31,800           592,752
   International Shipholding*                                                                    2,200            47,960
                                                                                                         ---------------
                                                                                                                 640,712
MEDIA (4.8%)
   Acme Communications                                                                          18,600            50,778
   Cox Radio - Class A*(4)                                                                      62,200           755,730
   DreamWorks Animation SKG - Class A*(4)                                                       41,600         1,062,464
   Hearst-Argyle Television - Class A                                                           12,700           280,797
   John Wiley & Sons - Class A                                                                  17,400           745,416
   Liberty Global - Class A*(4)                                                                 77,200         3,025,468
   Liberty Media Capital - Class A*                                                              9,760         1,136,942
   Lin TV - Class A*                                                                            36,600           445,422
   Morningstar*(4)                                                                              13,100         1,018,525
   Regal Entertainment Group - Class A(4)                                                       89,700         1,620,879
   RH Donnelley*                                                                                 7,500           273,600
   Scholastic*                                                                                  37,800         1,318,842
   Sinclair Broadcast Group - Class A(4)                                                       127,000         1,042,670
   Virgin Media(4)                                                                              85,600         1,467,184
   World Wrestling Entertainment - Class A                                                      19,700           290,772
                                                                                                         ---------------
                                                                                                              14,535,489
METALS & MINING (2.2%)
   AK Steel*(4)                                                                                 40,100         1,854,224
   Carpenter Technology(4)                                                                      19,200         1,443,264
   Hecla Mining*                                                                                 8,100            75,735
   Quanex                                                                                       51,900         2,693,610
   Reliance Steel & Aluminum                                                                    11,400           617,880
   Steel Dynamics(4)                                                                             1,800           107,226
                                                                                                         ---------------
                                                                                                               6,791,939
MULTI-LINE RETAIL (0.7%)
   Dollar Tree Stores*(4)                                                                       81,800         2,120,256
                                                                                                         ---------------
MULTI-UTILITIES (0.5%)
   Alliant Energy                                                                               20,200           821,938
   MDU Resources Group                                                                          23,750           655,737
                                                                                                         ---------------
                                                                                                               1,477,675

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
54                      ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2007
--------------------------------------------------------------------------------

DESCRIPTION                                                                                    SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS (5.9%)
   Atlas America(4)                                                                             26,516   $     1,569,217
   Atlas Energy Resources LLC(1)                                                                12,000           373,080
   Atlas Pipeline Partners(1)                                                                    4,600           197,110
   Boardwalk Pipeline Partners LP(1)                                                            18,100           562,910
   Cheniere Energy*(4)                                                                          28,400           926,976
   Clayton Williams Energy*                                                                      9,200           286,672
   CNX Gas*                                                                                     15,800           504,810
   DCP Midstream Partners LP(1)                                                                 10,300           473,285
   Dorchester LP(1)                                                                              6,000           120,780
   Evergreen Energy*(4)                                                                         91,100           203,153
   Frontier Oil(4)                                                                              71,700         2,909,586
   Holly(4)                                                                                     50,000         2,544,500
   Legacy Reserves(1)                                                                           22,100           455,481
   Magellan Midstream Holdings(1)                                                               19,600           525,280
   Mariner Energy*(4)                                                                           48,200         1,102,816
   McMoRan Exploration*                                                                         77,100         1,009,239
   ONEOK(1)                                                                                      5,600           343,000
   Overseas Shipholding Group(4)                                                                10,500           781,515
   Penn Virginia Resource LP(1)                                                                 19,000           466,830
   Pioneer Natural Resources                                                                     8,600           420,024
   Plains Exploration & Production*                                                             14,900           804,600
   Quest Resource*                                                                              20,900           149,853
   Suburban Propane Partners LP(1,4)                                                            26,300         1,067,254
   Western Refining                                                                              8,800           213,048
                                                                                                         ---------------
                                                                                                              18,011,019
PERSONAL PRODUCTS (1.0%)
   Chattem*                                                                                      7,900           596,766
   Elizabeth Arden*                                                                             37,400           761,090
   NBTY*(4)                                                                                     66,100         1,811,140
                                                                                                         ---------------
                                                                                                               3,168,996
PHARMACEUTICALS (0.4%)
   Anesiva*                                                                                     33,800           169,000
   Endo Pharmaceuticals*                                                                        12,200           325,374
   Jazz Pharmaceuticals*                                                                         1,200            17,640
   Nastech Pharmaceutical*                                                                      38,600           146,680
   Pipex Pharmaceuticals*                                                                          800             4,096
   Santarus*(4)                                                                                 30,300            83,325
   Somaxon Pharmaceuticals*                                                                     11,400            59,394
   Viropharma*(4)                                                                               33,700           267,578
                                                                                                         ---------------
                                                                                                               1,073,087
REAL ESTATE (5.1%)
   Amreit - Class A                                                                                400             2,864
   Annaly Capital Management(4)                                                                 83,200         1,512,576
   Anthracite Capital                                                                           33,200           240,368
   Associated Estates Realty                                                                    17,300           163,312
   BioMed Realty Trust                                                                          40,000           926,800
   Education Realty Trust                                                                       31,700           356,308
   Equity Lifestyle Properties(4)                                                               55,000         2,511,850
   FelCor Lodging Trust(4)                                                                      88,400         1,378,156
   GMH Communities Trust                                                                        51,500           284,280
   Gramercy Capital                                                                                100             2,431
   Hersha Hospitality Trust                                                                     58,400           554,800

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     55

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2007
--------------------------------------------------------------------------------

DESCRIPTION                                                                                    SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - CONTINUED
   PS Business Parks                                                                            11,700   $       614,835
   Reis*                                                                                        11,800            91,568
   Saul Centers(4)                                                                              46,300         2,473,809
   Sunstone Hotel Investors(4)                                                                  81,400         1,488,806
   Taubman Centers(4)                                                                           52,300         2,572,637
   U-Store-It Trust                                                                             59,800           547,768
                                                                                                         ---------------
                                                                                                              15,723,168
REAL ESTATE INVESTMENT TRUSTS (REITS) (1.0%)
   Hospitality Properties Trust(4)                                                              55,700         1,794,654
   HRPT Properties Trust                                                                        79,600           615,308
   iStar Financial(4)                                                                           29,700           773,685
                                                                                                         ---------------
                                                                                                               3,183,647
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.5%)
   Jones Lang LaSalle(4)                                                                        21,200         1,508,592
                                                                                                         ---------------
ROAD & RAIL (0.2%)
   Heartland Express                                                                            37,466           531,268
                                                                                                         ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.9%)
   Advanced Energy Industries*                                                                   9,600           125,568
   Atheros Communications*                                                                      11,700           357,318
   Atmel*                                                                                       60,000           259,200
   Eagle Test Systems*(4)                                                                       26,800           342,504
   Integrated Device Technology*(4)                                                             80,200           907,062
   Intersil - Class A(4)                                                                        35,700           873,936
   Kulicke & Soffa Industries*(4)                                                               81,800           561,148
   Lam Research*(4)                                                                             40,000         1,729,200
   Micrel(4)                                                                                    45,100           381,095
   MKS Instruments*                                                                              5,800           111,012
   Silicon Laboratories*                                                                        12,000           449,160
   Silicon Storage Technology*(4)                                                              144,500           432,055
   Spansion - Class A*                                                                          58,900           231,477
   Tessera Technologies*                                                                         8,900           370,240
   Varian Semiconductor Equipment Associates*                                                   13,900           514,300
   Zoran*(4)                                                                                    47,200         1,062,472
                                                                                                         ---------------
                                                                                                               8,707,747
SOFTWARE (3.6%)
   BEA Systems*(4)                                                                              36,300           572,814
   Cadence Design Systems*                                                                      69,500         1,182,195
   Dynamics Research*                                                                            1,000            10,820
   EPIQ Systems*                                                                                39,000           678,990
   Fair Isaac                                                                                   19,300           620,495
   Logility*(4)                                                                                 43,300           550,343
   Macrovision*                                                                                 28,600           524,238
   Manhattan Associates*(4)                                                                     57,300         1,510,428
   McAfee*(4)                                                                                   22,100           828,750
   Micros Systems*                                                                              14,100           989,256
   OPNET Technologies*                                                                           8,600            77,916
   Pegasystems                                                                                  52,100           621,553
   SPSS*                                                                                        23,400           840,294
   Synopsys*(4)                                                                                 77,200         2,001,796
                                                                                                         ---------------
                                                                                                              11,009,888

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
56                      ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2007
--------------------------------------------------------------------------------

DESCRIPTION                                                                                    SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL (2.6%)
   Aeropostale*(4)                                                                              81,350   $     2,155,775
   American Eagle Outfitters                                                                    65,150         1,353,166
   AnnTaylor Stores*                                                                            13,800           352,728
   Barnes & Noble                                                                               73,200         2,521,740
   Buckle                                                                                       16,800           554,400
   CSK Auto*(4)                                                                                 71,300           357,213
   DSW - Class A*                                                                               21,200           397,712
   Jo-Ann Stores*                                                                               19,000           248,520
   TravelCenters of America LLC*                                                                12,370           154,625
                                                                                                         ---------------
                                                                                                               8,095,879
TEXTILES, APPAREL & LUXURY GOODS (0.7%)
   CROCS*                                                                                        8,900           327,609
   Culp*                                                                                         1,600            11,152
   Maidenform Brands*(4)                                                                        31,900           431,607
   Perry Ellis International*                                                                   14,400           221,472
   Warnaco Group*(4)                                                                            36,700         1,277,160
                                                                                                         ---------------
                                                                                                               2,269,000
THRIFTS & MORTGAGE FINANCE (0.6%)
   Doral Financial*                                                                             16,900           304,876
   First Place Financial                                                                        27,200           380,528
   FirstFed Financial*                                                                           2,800           100,296
   Franklin Bank*                                                                               40,300           173,693
   PFF Bancorp                                                                                  18,180           218,887
   TFS Financial*(4)                                                                            36,000           429,840
   United Community Financial(4)                                                                42,000           231,840
                                                                                                         ---------------
                                                                                                               1,839,960
TOBACCO (1.1%)
   Alliance One International*(4)                                                              115,800           471,306
   Loews(4)                                                                                     33,800         2,883,140
                                                                                                         ---------------
                                                                                                               3,354,446
TRADING COMPANIES & DISTRIBUTORS (0.2%)
   Applied Industrial Technologies                                                              16,500           478,830
                                                                                                         ---------------
WATER UTILITIES (0.0%)
   Cadiz*                                                                                        4,200            88,200
                                                                                                         ---------------
WIRELESS TELECOMMUNICATION SERVICES (0.8%)
   Centennial Communications*                                                                   41,300           383,677
   Clearwire - Class A*                                                                         17,300           237,183
   FiberTower*                                                                                  66,400           151,392
   Syniverse Holdings*                                                                          62,800           978,424
   Telephone & Data Systems                                                                     10,300           644,780
                                                                                                         ---------------
                                                                                                               2,395,456

TOTAL COMMON STOCKS (IDENTIFIED COST $346,165,377)(3)                                                        361,753,196
                                                                                                         ---------------
PREFERRED STOCKS (0.0%)

HEALTH CARE PROVIDERS & SERVICES (0.0%)
   National Healthcare, convertible to 0.2420 common shares                                      3,100            43,400
                                                                                                         ---------------

TOTAL PREFERRED STOCKS (IDENTIFIED COST $48,825)                                                                  43,400
                                                                                                         ---------------

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     57

================================================================================
                              SMALL TO MID CAP FUND
                 SCHEDULE OF INVESTMENTS / SECURITIES SOLD SHORT
                             AS OF DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                                   INTEREST    MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE        DATE         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (3.4%)

   STATE STREET REPURCHASE AGREEMENT                                3.860%    01/02/2008   $10,313,000   $    10,313,000
   DATED 12/31/2007 (Repurchase value                                                                    ---------------
   $10,315,212 collateralized by
   U.S. Government Agency Securities)(2)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $10,313,000)                                                    10,313,000
                                                                                                         ---------------

TOTAL INVESTMENTS (121.7%) (IDENTIFIED COST $356,527,202)(3)                                                 372,109,596
                                                                                                         ---------------

SECURITIES SOLD SHORT (-18.8%)

AIRLINES (-0.5%)
   Airtran Holdings*                                                                          (115,100)         (824,116)
   Alaska Air Group*                                                                           (31,600)         (790,316)
                                                                                                         ---------------
                                                                                                              (1,614,432)
AUTO COMPONENTS (0.0%)
   Sauer-Danfoss                                                                                (9,900)         (247,995)
                                                                                                         ---------------
BUILDING PRODUCTS (-0.9%)
   Insteel Industries                                                                          (47,000)         (551,310)
   Owens Corning*                                                                             (102,400)       (2,070,528)
                                                                                                         ---------------
                                                                                                              (2,621,838)
CAPITAL MARKETS (-0.8%)
   AllianceBernstein Holding(1)                                                                (29,000)       (2,182,250)
   Evercore Partners - Class A                                                                 (12,600)         (271,530)
                                                                                                         ---------------
                                                                                                              (2,453,780)
CHEMICALS (-0.8%)
   Cytec Industries                                                                            (18,200)       (1,120,756)
   Material Sciences*                                                                           (1,800)          (13,374)
   Penford                                                                                      (4,600)         (117,714)
   Westlake Chemical                                                                           (62,900)       (1,194,471)
                                                                                                         ---------------
                                                                                                              (2,446,315)
COMMERCIAL BANKS (-0.1%)
   Hancock Holding                                                                              (6,700)         (255,940)
   UCBH Holdings                                                                                (9,600)         (135,936)
                                                                                                         ---------------
                                                                                                                (391,876)
COMMERCIAL SERVICES & SUPPLIES (-0.4%)
   Angelica                                                                                     (5,200)          (99,320)
   Ceco Environmental*                                                                          (9,500)         (104,310)
   Clean Harbors*                                                                               (2,700)         (139,590)
   Mobile Mini*                                                                                (46,600)         (863,964)
   Standard Register                                                                            (3,900)          (45,474)
   TRC*                                                                                         (7,000)          (56,000)
                                                                                                         ---------------
                                                                                                              (1,308,658)
COMMUNICATIONS EQUIPMENT (0.0%)
   Harris Stratex Networks - Class A*                                                           (6,700)         (111,890)
   KVH Industries*                                                                              (3,400)          (27,404)
   Occam Networks*                                                                              (4,300)          (15,308)
                                                                                                         ---------------
                                                                                                                (154,602)

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
58                      ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                              SMALL TO MID CAP FUND
                        SCHEDULE OF SECURITIES SOLD SHORT
                             AS OF DECEMBER 31, 2007
--------------------------------------------------------------------------------

DESCRIPTION                                                                                    SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING (-0.1%)
   Northwest Pipe*                                                                              (7,300)  $      (285,722)
                                                                                                         ---------------
DISTRIBUTORS (-0.0%)
   Audiovox - Class A*                                                                          (3,300)          (40,920)
                                                                                                         ---------------
DIVERSIFIED CONSUMER SERVICES (-0.6%)
   Jackson Hewitt Tax Service                                                                  (49,000)       (1,555,750)
   Universal Technical Institute*                                                              (13,900)         (236,300)
                                                                                                         ---------------
                                                                                                              (1,792,050)
DIVERSIFIED FINANCIAL SERVICES (-0.1%)
   Pico Holdings*                                                                              (12,000)         (403,440)
                                                                                                         ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES (-0.3%)
   Time Warner Telecom - Class A*                                                              (40,400)         (819,716)
                                                                                                         ---------------
ELECTRICAL EQUIPMENT (-0.2%)
   Baldor Electric                                                                             (17,900)         (602,514)
                                                                                                         ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (-0.2%)
   Mercury Computer Systems*                                                                   (13,300)         (214,263)
   Scansource*                                                                                  (8,300)         (268,505)
                                                                                                         ---------------
                                                                                                                (482,768)
ENERGY EQUIPMENT & SERVICES (-0.6%)
   OYO Geospace*                                                                                (1,300)          (97,968)
   Tetra Technologies*                                                                         (38,700)         (602,559)
   Unit*                                                                                       (23,000)       (1,063,750)
                                                                                                         ---------------
                                                                                                              (1,764,277)
FOOD & STAPLES RETAILING (-1.1%)
   Pantry*                                                                                     (39,700)       (1,037,361)
   United Natural Foods*                                                                       (67,500)       (2,141,100)
                                                                                                         ---------------
                                                                                                              (3,178,461)
FOOD PRODUCTS (-0.7%)
   Alico                                                                                          (900)          (32,850)
   Pilgrim's Pride                                                                              (1,100)          (31,845)
   Smithfield Foods*                                                                           (74,100)       (2,142,972)
                                                                                                         ---------------
                                                                                                              (2,207,667)
HEALTH CARE EQUIPMENT & SUPPLIES (-0.4%)
   Cooper                                                                                      (13,900)         (528,200)
   Hillenbrand Industries                                                                      (12,000)         (668,760)
                                                                                                         ---------------
                                                                                                              (1,196,960)
HEALTH CARE PROVIDERS & SERVICES (0.0%)
   VistaCare - Class A*                                                                         (5,500)          (39,875)
                                                                                                         ---------------
HOTELS, RESTAURANTS & LEISURE (-0.6%)
   Ameristar Casinos                                                                           (16,500)         (454,410)
   Benihana - Class A*                                                                          (8,000)         (102,000)
   Bluegreen*                                                                                  (12,500)          (89,875)
   Marcus                                                                                      (22,000)         (339,900)
   Morton's Restaurant Group*                                                                  (10,500)          (97,965)
   O'Charleys                                                                                  (22,300)         (334,054)
   Orient-Express Hotels Ltd. - Class A                                                         (6,000)         (345,120)
   Pinnacle Entertainment*                                                                      (1,700)          (40,052)
                                                                                                         ---------------
                                                                                                              (1,803,376)
HOUSEHOLD DURABLES (-0.2%)
   Skyline                                                                                     (15,700)         (460,795)
                                                                                                         ---------------

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     59

================================================================================
                              SMALL TO MID CAP FUND
                        SCHEDULE OF SECURITIES SOLD SHORT
                             AS OF DECEMBER 31, 2007
--------------------------------------------------------------------------------

DESCRIPTION                                                                                     SHARES        VALUE
------------------------------------------------------------------------------------------------------------------------
INSURANCE (-1.0%)
   Alleghany*                                                                                     (438)  $      (176,076)
   Fidelity National Financial - Class A                                                      (127,100)       (1,856,931)
   National Financial Partners                                                                 (10,100)         (460,661)
   State Auto Financial                                                                         (3,100)          (81,530)
   White Mountains Insurance Group Ltd.                                                           (900)         (462,645)
                                                                                                         ---------------
                                                                                                              (3,037,843)
INTERNET SOFTWARE & SERVICES (-0.5%)
   SAVVIS*                                                                                     (10,300)         (287,473)
   SupportSoft*                                                                                (13,400)          (59,630)
   VistaPrint Ltd.*                                                                            (28,000)       (1,199,800)
                                                                                                         ---------------
                                                                                                              (1,546,903)
MACHINERY (-0.9%)
   Albany International - Class A                                                               (7,000)         (259,700)
   Bucyrus International - Class A                                                             (21,500)       (2,136,885)
   Flow International*                                                                         (27,500)         (256,300)
   Gehl*                                                                                        (4,400)          (70,576)
   Watts Water Technologies - Class A                                                           (1,200)          (35,760)
                                                                                                         ---------------
                                                                                                              (2,759,221)
MARINE (-0.4%)
   TBS International Ltd. - Class A*                                                           (37,100)       (1,226,526)
                                                                                                         ---------------
MEDIA (-0.2%)
   4Kids Entertainment*                                                                        (15,200)         (199,880)
   Ballantyne of Omaha*                                                                         (1,000)           (5,820)
   Idearc                                                                                      (24,200)         (424,952)
                                                                                                         ---------------
                                                                                                                (630,652)
METALS & MINING (-1.5%)
   Century Aluminum*                                                                           (41,200)       (2,222,328)
   Kaiser Aluminum                                                                             (21,200)       (1,684,976)
   Olympic Steel                                                                               (16,000)         (507,360)
                                                                                                         ---------------
                                                                                                              (4,414,664)
OIL, GAS & CONSUMABLE FUELS (-0.9%)
   Energy Transfer Partners(1)                                                                 (12,900)         (695,052)
   Forest Oil*                                                                                 (14,700)         (747,348)
   Gulfport Energy*                                                                            (11,800)         (215,468)
   Teekay                                                                                      (21,700)       (1,154,657)
                                                                                                         ---------------
                                                                                                              (2,812,525)
PAPER & FOREST PRODUCTS (-0.5%)
   Louisiana-Pacific                                                                          (115,300)       (1,577,304)
                                                                                                         ---------------
PERSONAL PRODUCTS(0.0%)
   Physicians Formula Holdings*                                                                 (8,600)         (102,168)
                                                                                                         ---------------
REAL ESTATE (-0.7%)
   Federal Realty Invs Trust                                                                   (13,100)       (1,076,165)
   Regency Centers                                                                             (18,200)       (1,173,718)
                                                                                                         ---------------
                                                                                                              (2,249,883)
ROAD & RAIL (-0.2%)
   Celadon Group*                                                                              (38,900)         (356,324)
   Marten Transport Ltd.*                                                                      (10,400)         (145,080)
   Saia*                                                                                        (4,300)          (57,190)
                                                                                                         ---------------
                                                                                                                (558,594)

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
60                      ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                              SMALL TO MID CAP FUND
                        SCHEDULE OF SECURITIES SOLD SHORT
                             AS OF DECEMBER 31, 2007
--------------------------------------------------------------------------------

DESCRIPTION                                                                                     SHARES        VALUE
-----------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (-0.3%)
   Anadigics*                                                                                  (39,800)  $     (460,486)
   Cascade Microtech*                                                                           (2,200)         (22,396)
   RF Micro Devices*                                                                           (30,341)        (173,247)
   Semitool*                                                                                   (23,800)        (206,584)
                                                                                                         --------------
                                                                                                               (862,713)
SOFTWARE (-0.2%)
   ACI Worldwide*                                                                              (18,100)        (344,624)
   eSpeed - Class A*                                                                           (13,500)        (152,550)
                                                                                                         --------------
                                                                                                               (497,174)
SPECIALTY RETAIL (-2.6%)
   Aaron Rents                                                                                 (22,300)        (429,052)
   Asbury Automotive Group                                                                    (107,400)      (1,616,370)
   Casual Male Retail Group*                                                                   (30,300)        (156,954)
   Charlotte Russe Holding*                                                                    (22,100)        (356,915)
   Childrens Place Retail Stores*                                                              (36,600)        (949,038)
   Citi Trends*                                                                                (18,100)        (279,464)
   Group 1 Automotive                                                                          (79,700)      (1,892,875)
   Lithia Motors - Class A                                                                     (65,200)        (895,196)
   Mothers Work*                                                                                (3,600)         (62,640)
   Penske Auto Group                                                                           (31,400)        (548,244)
   Sonic Automotive - Class A                                                                  (35,500)        (687,280)
                                                                                                         --------------
                                                                                                             (7,874,028)
THRIFTS & MORTGAGE FINANCE (-0.3%)
   Capitol Federal Financial                                                                    (4,900)        (151,900)
   PMI Group                                                                                   (66,100)        (877,808)
                                                                                                         --------------
                                                                                                             (1,029,708)
TRADING COMPANIES & DISTRIBUTORS (0.0%)
   Lawson Products                                                                              (1,600)         (60,672)
                                                                                                         --------------
WATER UTILITIES (0.0%)
   Purecycle*                                                                                   (1,400)         (10,766)
                                                                                                         --------------

   TOTAL SECURITIES SOLD SHORT (-18.8%) (IDENTIFIED PROCEEDS ($62,167,046)(3)                               (57,569,381)
                                                                                                         --------------
   TOTAL LIABILITIES LESS OTHER ASSETS (-2.9%)                                                               (8,786,487)
                                                                                                         --------------
   TOTAL NET ASSETS (100.0%)                                                                             $  305,753,728
                                                                                                         ==============

OUTSTANDING FUTURES CONTRACTS
--------------------------------------------------------------------------------


                                                                                                            UNREALIZED
                                                                                             UNITS PER     APPRECIATION/
   TYPE                                                            EXPIRATION     CONTRACTS   CONTRACT    (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
   Russell 2000 E-Mini (Buy)                                       03/31/2008         34           100   $       16,380

--------------------------------------------------------------------------------
*     Non Income Producing Security
(1) Securities considered Master Limited Partnership. At December 31, 2007, these securities amounted to $3,121,511 or 1.02% of net assets.
(2)   See Note 2 for collateral information.
(3)   See Note 6 for important tax information.
(4) All or a portion of this security is held as collateral for securities sold short.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     61

================================================================================
                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2007
--------------------------------------------------------------------------------

DESCRIPTION                                                                                     SHARES        VALUE
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (95.8%)

AUSTRALIA (1.2%)
   AMP Ltd.                                                                                     84,278   $       734,837
   Orica Ltd.                                                                                   53,573         1,490,538
   United Group Ltd.                                                                            61,157         1,026,822
                                                                                                         ---------------
                                                                                                               3,252,197
AUSTRIA (1.4%)
   Raiffeisen International Bank Holding AG                                                     25,397         3,839,887
                                                                                                         ---------------
BELGIUM (1.1%)
   Delhaize Group                                                                               32,279         2,835,913
                                                                                                         ---------------
BRAZIL (3.1%)
   Bovespa Holding SA*                                                                          65,705         1,266,825
   Cia de Bebidas das Americas                                                                  19,328         1,372,868
   Petroleo Brasileiro SA - Class A - ADR                                                       25,397         2,443,699
   Unibanco - Uniao de Bancos Brasileiros SA- GDR                                               15,873         2,216,506
   Vivo Participacoes SA - ADR                                                                 187,670         1,026,555
                                                                                                         ---------------
                                                                                                               8,326,453
CHINA (2.2%)
   China Coal Energy - Class H                                                                 670,000         2,105,324
   China New Town Development Ltd.*                                                          2,253,182           922,346
   KWG Property Holding Ltd.*                                                                  840,500         1,239,691
   Pacific Textile Holdings Ltd.                                                             1,470,000           397,812
   PetroChina Ltd. - Class H                                                                   738,552         1,316,661
                                                                                                         ---------------
                                                                                                               5,981,834
EGYPT (1.4%)
   Orascom Telecom Holding SAE - GDR                                                            44,350         3,681,050
                                                                                                         ---------------
FRANCE (5.5%)
   Air France-KLM                                                                               98,075         3,442,308
   Electricite de France                                                                        30,515         3,628,613
   Saft Groupe SA                                                                               49,215         2,226,566
   Total SA                                                                                     64,035         5,310,940
                                                                                                         ---------------
                                                                                                              14,608,427
GERMANY (12.6%)
   Allianz SE                                                                                   19,929         4,303,054
   Bayer AG                                                                                     49,453         4,512,917
   Bayerische Motoren Werke AG                                                                  51,159         3,161,926
   Daimler AG                                                                                   41,980         4,074,182
   Deutsche Post AG                                                                            110,687         3,797,743
   Fresenius Medical Care AG & KGaA                                                             57,889         3,099,703
   Hypo Real Estate Holding AG                                                                 116,423         6,133,697
   Infineon Technologies AG*                                                                   171,024         2,014,220
   Kloeckner & Co. AG                                                                           65,869         2,624,339
                                                                                                         ---------------
                                                                                                              33,721,781
GREAT BRITAIN (11.5%)
   Bradford & Bingley PLC                                                                      612,463         3,260,824
   Carnival PLC                                                                                 76,190         3,358,675
   International Power PLC                                                                     322,802         2,908,213
   Invista Real Estate Investment Management Holdings PLC                                      789,120           838,705
   Oilexco*                                                                                    154,618         2,196,235
   Raymarine PLC                                                                               332,518         1,927,253

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
62                      ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2007
--------------------------------------------------------------------------------

DESCRIPTION                                                                                     SHARES        VALUE
------------------------------------------------------------------------------------------------------------------------
GREAT BRITAIN - CONTINUED
   SIG PLC                                                                                      99,800   $     1,482,021
   Soco International PLC*                                                                      27,725         1,211,733
   Tanfield Group PLC*                                                                       2,181,086         5,979,495
   WH Smith PLC                                                                                392,861         2,544,305
   Whitbread PLC                                                                               175,363         4,877,291
                                                                                                         ---------------
                                                                                                              30,584,750
GREECE (1.3%)
   National Bank of Greece SA                                                                   52,755         3,617,037
                                                                                                         ---------------
HONG KONG (4.1%)
   Cheung Kong Holdings Ltd.                                                                   106,665         1,972,719
   Citic Pacific Ltd.                                                                          211,000         1,178,551
   Hang Lung Properties Ltd.                                                                   263,554         1,193,225
   Jardine Matheson Holdings Ltd.                                                              148,700         4,118,990
   Keck Seng Investments                                                                     1,454,000         1,029,394
   Kerry Properties Ltd.                                                                       168,500         1,353,939
                                                                                                         ---------------
                                                                                                              10,846,818
ITALY (12.7%)
   Astaldi SpA                                                                                 363,259         2,754,091
   Banco Popolare Scarl SpA*                                                                   220,481         4,878,055
   Danieli & Co. SpA                                                                           268,407         6,381,036
   Enia SpA*                                                                                   172,875         2,974,557
   Fondiaria-Sai SpA                                                                           131,140         3,699,503
   Marazzi Group SpA                                                                           324,545         3,121,308
   Mediaset SpA                                                                                300,746         3,030,678
   UniCredito Italiano SpA                                                                     868,989         7,203,423
                                                                                                         ---------------
                                                                                                              34,042,651
JAPAN (8.3%)
   Asahi Glass Co. Ltd.                                                                         98,000         1,318,453
   Daiwa Securities Group                                                                      165,000         1,504,577
   Fukuoka Financial Group                                                                     334,000         1,960,474
   Ibiden Co. Ltd.                                                                              16,000         1,112,906
   Isuzu Motors Ltd.                                                                           390,000         1,778,137
   Itochu                                                                                      213,000         2,087,561
   Joint                                                                                        84,200         1,639,867
   Mitsubishi Estate Co. Ltd.                                                                   79,000         1,910,833
   Mitsui & Ltd.                                                                                70,000         1,485,819
   Ricoh Co. Ltd.                                                                               38,000           704,272
   Sumco Techxiv                                                                                54,000         1,909,531
   Sumitomo Heavy Industries Ltd.                                                              110,000         1,016,873
   Sumitomo Mitsui Financial Group                                                                 191         1,434,814
   Sumitomo Realty & Development Ltd.                                                           65,000         1,613,041
   T&D Holdings                                                                                 16,000           828,577
                                                                                                         ---------------
                                                                                                              22,305,735
KAZAKHSTAN (1.8%)
   KazMunaiGas Exploration Production - GDR                                                    151,355         4,692,005
                                                                                                         ---------------
LUXEMBOURG (1.6%)
   ArcelorMittal                                                                                56,336         4,359,152
                                                                                                         ---------------
MEXICO (0.7%)
   Coca-Cola Femsa SAB de CV - ADR                                                              15,126           745,409
   Grupo Televisa SA - ADR                                                                      47,618         1,131,880
                                                                                                         ---------------
                                                                                                               1,877,289

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     63

================================================================================
                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2007
--------------------------------------------------------------------------------

DESCRIPTION                                                                                     SHARES        VALUE
------------------------------------------------------------------------------------------------------------------------
NETHERLANDS (2.4%)
   Royal Dutch Shell PLC - Class A                                                             155,610   $     6,525,870
                                                                                                         ---------------
NORWAY (2.1%)
   Marine Harvest*                                                                           3,908,554         2,511,434
   Telenor ASA                                                                                 128,540         3,070,618
                                                                                                         ---------------
                                                                                                               5,582,052
PHILIPPINES (0.5%)
   Ayala Land                                                                                4,109,520         1,422,066
                                                                                                         ---------------
RUSSIA (1.2%)
   Uralkali - GDR*                                                                              83,639         3,115,553
                                                                                                         ---------------
SINGAPORE (1.1%)
   City Developments Ltd.                                                                      150,000         1,477,833
   Singapore Telecommunications Ltd.                                                           482,000         1,337,681
                                                                                                         ---------------
                                                                                                               2,815,514
SOUTH KOREA (1.0%)
   Hana Financial Group                                                                         24,490         1,319,115
   LG Electronics*                                                                              13,206         1,411,350
                                                                                                         ---------------
                                                                                                               2,730,465
SPAIN (5.8%)
   Banco Santander SA                                                                          282,027         6,087,447
   Corp. Dermoestetica*                                                                        176,409         1,887,126
   Sol Melia SA                                                                                192,792         2,931,791
   Telefonica SA                                                                               145,158         4,707,186
                                                                                                         ---------------
                                                                                                              15,613,550
SWEDEN (1.4%)
   Modern Times Group AB - Class B                                                              51,708         3,641,916
                                                                                                         ---------------
SWITZERLAND (5.7%)
   Bank Sarasin & Compagnie AG                                                                     761         3,593,742
   Julius Baer Holding AG - Class B                                                             40,925         3,381,216
   Novartis AG                                                                                  45,281         2,482,081
   Valora Holding AG                                                                             6,966         1,689,389
   Zurich Financial Services AG                                                                 14,252         4,182,885
                                                                                                         ---------------
                                                                                                              15,329,313
TAIWAN (0.7%)
   Cathay Financial Holding Co. Ltd. - GDR                                                      36,950           770,038
   Taiwan Semiconductor Manufacturing Co. Ltd. - ADR                                            98,189           977,963
                                                                                                         ---------------
                                                                                                               1,748,001
THAILAND (0.4%)
   Bangkok Bank PCL                                                                            296,200         1,055,658
                                                                                                         ---------------
TURKEY (2.3%)
   Aksigorta AS                                                                                487,454         2,885,828
   Anadolu Efes Biracilik Ve Malt Sanayii AS                                                   126,047         1,503,263
   Turkcell Iletisim Hizmet AS                                                                 166,441         1,827,924
                                                                                                         ---------------
                                                                                                               6,217,015

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
64                      ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2007

------------------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                                    SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------
UNITED ARAB EMIRATES (0.7%)
   DP World Ltd.*                                                                             1,491,929    $   1,820,153
                                                                                                           -------------

TOTAL COMMON STOCKS (IDENTIFIED COST $231,938,080)                                                           256,190,105
                                                                                                           -------------

TOTAL INVESTMENTS (95.8%) (IDENTIFIED COST $231,938,080)(1)                                                  256,190,105
                                                                                                           -------------
TOTAL OTHER ASSETS LESS LIABILITIES (4.2%)                                                                    11,287,007
                                                                                                           -------------
TOTAL NET ASSETS (100.0%)                                                                                  $ 267,477,112
                                                                                                           =============

------------------------------------------------------------------------------------------------------------------------
OUTSTANDING FORWARD CURRENCY CONTRACTS
                                                                                           CONTRACT
                                                                                            VALUE AT       UNREALIZED
                                                           DELIVERY       CONTRACTED     DECEMBER 31,     APPRECIATION/
CONTRACT DESCRIPTION                                         DATE           AMOUNT           2007        (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
Euro (EUR)                                                01/02/2008   2,416,971 (USD)   $  2,395,479    $       21,492
Hong Kong Dollar (HKD)                                    01/02/2008      54,212 (USD)         54,218                (6)
Norwegian Krone (NOK)                                     01/02/2008      25,652 (USD)         25,503               149
Turkish Lira (TRY)                                        01/02/2008     433,077 (USD)        433,932              (855)
                                                                                                         ---------------
                                                                                                         $       20,780

SECTOR WEIGHTINGS+
--------------------------------------------------------------------------------
Financials                                                                 35.5%
Industrials                                                                16.3%
Consumer Discretionary                                                     13.3%
Energy                                                                     10.1%
Telecommunications Services                                                 6.1%
Materials                                                                   5.2%
Utilities                                                                   3.7%
Consumer Staples                                                            3.5%
Information Technology                                                      3.4%
Healthcare                                                                  2.9%
--------------------------------------------------------------------------------

*     Non-income producing security.
+     Percentage based on total investments.
(1)   See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     65

================================================================================
                                TOTAL RETURN FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2007

------------------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                                    SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (35.9%)

AEROSPACE & DEFENSE (4.9%)
   Boeing                                                                                       32,000   $    2,798,720
                                                                                                         ---------------
AUTO COMPONENTS (0.4%)
   Spartan Motors                                                                               16,079          122,844
   Standard Motor Products                                                                      15,088          123,118
                                                                                                         ---------------
                                                                                                                245,962
AUTOMOBILES (0.2%)
   Monaco Coach                                                                                 12,574          111,657
                                                                                                         ---------------
BUILDING PRODUCTS (0.2%)
   Griffon*                                                                                     10,005          124,562
                                                                                                         ---------------
CAPITAL MARKETS (0.5%)
   LaBranche*                                                                                   25,644          129,246
   SWS Group                                                                                     9,626          121,961
                                                                                                         ---------------
                                                                                                                251,207
CHEMICALS (0.5%)
   Georgia Gulf                                                                                 18,778          124,311
   Tronox - Class B                                                                             17,488          151,271
                                                                                                         ---------------
                                                                                                                275,582
COMMERCIAL BANKS (0.7%)
   Independent Bank                                                                             13,673          129,893
   Irwin Financial                                                                              16,874          124,024
   Wilshire Bancorp                                                                             16,220          127,327
                                                                                                         ---------------
                                                                                                                381,244
COMMERCIAL SERVICES & SUPPLIES (0.3%)
   Volt Information Sciences*                                                                    7,624          139,214
                                                                                                         ---------------
COMPUTERS & PERIPHERALS (0.2%)
   Intevac*                                                                                      8,610          125,189
                                                                                                         ---------------
CONSTRUCTION & ENGINEERING (0.2%)
   Insituform Technologies - Class A*                                                            8,720          129,056
                                                                                                         ---------------
DISTRIBUTORS (0.2%)
   Building Materials Holding                                                                   20,795          114,996
                                                                                                         ---------------
DIVERSIFIED CONSUMER SERVICES (0.2%)
   CPI                                                                                           5,649          133,034
                                                                                                         ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
   Otelco                                                                                        9,268          128,825
                                                                                                         ---------------
ENERGY EQUIPMENT & SERVICES (8.1%)
   ENSCO International                                                                          35,000        2,086,700
   Noble                                                                                        45,000        2,542,950
                                                                                                         ---------------
                                                                                                              4,629,650
FOOD PRODUCTS (0.9%)
   Kraft Foods - Class A                                                                        16,202          528,671
                                                                                                         ---------------
HEALTH CARE EQUIPMENT & SUPPLIES (0.2%)
   Palomar Medical Technologies*                                                                 6,567          100,606
                                                                                                         ---------------
HEALTH CARE PROVIDERS & SERVICES (0.3%)
   LCA-Vision                                                                                    6,844          136,675
                                                                                                         ---------------

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
66                      ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                                TOTAL RETURN FUND
                            SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2007

------------------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                                    SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE (3.8%)
   McDonald's                                                                                   34,215   $    2,015,606
   Ruth's Chris Steak House*                                                                    14,259          127,475
                                                                                                         ---------------
                                                                                                              2,143,081
HOUSEHOLD DURABLES (0.9%)
   Hovnanian Enterprises - Class A*                                                             18,806          134,839
   La-Z-Boy - Class Z                                                                           15,577          123,526
   M/I Schottoustein Homes                                                                      11,883          124,771
   Meritage Homes*                                                                               8,773          127,823
                                                                                                         ---------------
                                                                                                                510,959
INSURANCE (4.1%)
   American International Group                                                                 40,000        2,332,000
                                                                                                         ---------------
INTERNET SOFTWARE & SERVICES (0.2%)
   Knot*                                                                                         8,475          135,092
                                                                                                         ---------------
IT SERVICES (0.3%)
   Gevity HR                                                                                    19,396          149,155
                                                                                                         ---------------
LEISURE EQUIPMENT & PRODUCTS (0.4%)
   Nautilus                                                                                     21,626          104,886
   Sturm Ruger*                                                                                 15,001          124,208
                                                                                                         ---------------
                                                                                                                229,094
MACHINERY (0.2%)
   Wabash National                                                                              16,530          127,116
                                                                                                         ---------------
MEDIA (0.2%)
   Radio One - Class D*                                                                         53,842          127,606
                                                                                                         ---------------
MULTI-LINE RETAIL (0.2%)
   Tuesday Morning                                                                              26,921          136,489
                                                                                                         ---------------
OIL, GAS & CONSUMABLE FUELS (3.7%)
   Valero Energy                                                                                30,000        2,100,900
                                                                                                         ---------------
PERSONAL PRODUCTS (0.2%)
   Mannatech                                                                                    20,564          129,965
                                                                                                         ---------------
SOFTWARE (1.3%)
   Captaris*                                                                                    31,267          135,073
   Sonic Solutions*                                                                             12,835          133,356
   Take-Two Interactive Software*                                                               25,000          461,250
                                                                                                         ---------------
                                                                                                                729,679
SPECIALTY RETAIL (1.1%)
   Charlotte Russe Holding*                                                                      8,509          137,421
   Finish Line - Class A                                                                        44,286          107,172
   Lithia Motors - Class A                                                                       8,955          122,952
   Select Comfort*                                                                              17,727          124,266
   Stein Mart                                                                                   27,550          130,587
                                                                                                         ---------------
                                                                                                                622,398
TEXTILES, APPAREL & LUXURY GOODS (0.2%)
   Oxford Industries                                                                             4,943          127,381
                                                                                                         ---------------
THRIFTS & MORTGAGE FINANCE (0.7%)
   BankAtlantic Bancorp - Class A                                                               31,117          127,580
   BankUnited Financial - Class A                                                               18,353          126,636
   Triad Guaranty*                                                                              13,502          132,319
                                                                                                         ---------------
                                                                                                                386,535

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     67

================================================================================
                                TOTAL RETURN FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2007
--------------------------------------------------------------------------------

DESCRIPTION                                                                                    SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------
TOBACCO (0.2%)
   Alliance One International*                                                                   28,964   $      117,884
                                                                                                          --------------

TOTAL COMMON STOCKS (IDENTIFIED COST $20,409,023)                                                             20,460,184
                                                                                                          --------------
EXCHANGE TRADED FUNDS (64.2%)

EXCHANGE TRADED FUND (64.2%)
   Rydex S&P Equal Weight Healthcare                                                             10,200          574,158
   SPDR Trust Series                                                                            221,519       32,388,293
   Ultra S&P500 ProShares                                                                        44,500        3,693,500
                                                                                                          --------------
TOTAL EXCHANGE TRADED FUNDS (IDENTIFIED COST $37,092,079)                                                     36,655,951
                                                                                                          --------------

                                                                   INTEREST     MATURITY     PRINCIPAL
SHORT-TERM INVESTMENTS (4.3%)                                        RATE         DATE        AMOUNT          VALUE

   STATE STREET REPURCHASE AGREEMENT                                 3.860%    01/02/2008   $ 2,462,000        2,462,000
                                                                                                          --------------
   DATED 12/31/2007 (Repurchase value
   $2,462,528 collateralized by
   U.S. Government Agency Securities)(1)

   TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $2,462,000)                                                   2,462,000
                                                                                                          --------------

   TOTAL INVESTMENTS (104.4%) (IDENTIFIED COST $59,963,102)(2)                                                59,578,135
   TOTAL LIABILITIES LESS OTHER ASSETS (-4.4%)                                                                (2,511,198)
                                                                                                          --------------
   TOTAL NET ASSETS (100.0%)                                                                              $   57,066,937
                                                                                                          ==============

--------------------------------------------------------------------------------
*     Non-income producing security.
(1)   See Note 2 for collateral information
(2)   See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
68                      ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                              HIGH YIELD BOND FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                                   INTEREST      MATURITY    PRINCIPAL
DESCRIPTION                                                          RATE         DATE         AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (97.1%)
AEROSPACE & DEFENSE (0.7%)
   L-3 Communications                                                7.625%    06/15/2012   $   500,000   $      511,875
                                                                                                          --------------
AUTOMOBILES (1.7%)
   Ford Motor                                                        9.500%    09/15/2011       500,000          466,250
   General Motors                                                    8.800%    03/01/2021     1,000,000          840,000
                                                                                                          --------------
                                                                                                               1,306,250
CHEMICALS (0.6%)
   Phibro Animal Health(2)                                          13.000%    08/01/2014       500,000          500,000
                                                                                                          --------------

COMMUNICATIONS EQUIPMENT (1.3%)
   American Tower(2)                                                 7.000%    10/15/2017     1,000,000        1,005,000
                                                                                                          --------------
COMPUTERS & PERIPHERALS (2.6%)
   GameStop                                                          8.000%    10/01/2012     1,000,000        1,041,250
   Seagate Technology HDD                                            6.800%    10/01/2016     1,000,000          975,000
                                                                                                          --------------
                                                                                                               2,016,250
CONSUMER FINANCE (2.1%)
   Ford Motor Credit                                                 8.000%    12/15/2016     1,000,000          849,411
   GMAC LLC                                                          6.750%    12/01/2014     1,000,000          806,549
                                                                                                          --------------
                                                                                                               1,655,960
ELECTRIC UTILITIES (4.0%)
   Aquila                                                            9.950%    02/01/2011     1,000,000        1,076,000
   PSEG Energy Holdings                                              8.500%    06/15/2011     1,000,000        1,042,113
   Texas Competitive Electric Holdings LLC(2)                       10.500%    11/01/2016     1,000,000          987,500
                                                                                                          --------------
                                                                                                               3,105,613
ELECTRICAL EQUIPMENT (2.5%)
   Belden                                                            7.000%    03/15/2017     1,000,000          975,000
   Sanmina-SCI(1,2)                                                  7.741%    06/15/2010     1,000,000          997,500
                                                                                                          --------------
                                                                                                               1,972,500
FINANCE - OTHER (2.4%)
   ACE Cash Express(1,2)                                            10.250%    10/01/2014       500,000          482,500
   ASG Consolidated LLC(3)                                          10.976%    11/01/2008     1,000,000          935,000
   Fairfax Financial Holdings                                        7.375%    04/15/2018       500,000          468,125
                                                                                                          --------------
                                                                                                               1,885,625
FOOD & STAPLES RETAILING (0.7%)
   Supervalu                                                         7.500%    11/15/2014       500,000          512,500
                                                                                                          --------------

HEALTH CARE PROVIDERS & SERVICES (2.4%)
   Community Health Systems                                          8.875%    07/15/2015     1,000,000        1,018,750
   HCA                                                               6.375%    01/15/2015     1,000,000          845,000
                                                                                                          --------------
                                                                                                               1,863,750
HOTELS, RESTAURANTS & LEISURE (1.3%)
   Vail Resorts                                                      6.750%    02/15/2014     1,000,000          985,000
                                                                                                          --------------
INDUSTRIAL ENERGY (0.7%)
   Consol Energy                                                     7.875%    03/01/2012       500,000          527,500
                                                                                                          --------------
INDUSTRIAL - AUTOMOTIVE (2.3%)
   American Axle & Manufacturing                                     7.875%    03/01/2017       500,000          451,250
   Goodyear Tire & Rubber                                            7.000%    03/15/2028     1,000,000          870,000
   Titan International                                               8.000%    01/15/2012       500,000          482,500
                                                                                                          --------------
                                                                                                               1,803,750

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     69

================================================================================
                              HIGH YIELD BOND FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                                   INTEREST      MATURITY    PRINCIPAL
DESCRIPTION                                                          RATE          DATE       AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - BASIC (3.8%)
   Ball                                                              6.625%    03/15/2018   $ 1,000,000   $      992,500
   Nalco Finance Holdings(3)                                         9.547%    02/01/2009     1,000,000          920,000
   Owens-Illinois                                                    7.800%    05/15/2018       500,000          508,750
   PolyOne                                                           8.875%    05/01/2012       500,000          508,750
                                                                                                          --------------
                                                                                                               2,930,000
INDUSTRIAL - CAPITAL GOODS (9.0%)
   Allied Waste                                                      7.375%    04/15/2014     1,000,000          997,500
   Case New Holland                                                  7.250%    01/15/2016     1,000,000        1,000,000
   Columbus McKinnon                                                 8.875%    11/01/2013       500,000          517,500
   DRS Technologies                                                  7.625%    02/01/2018       500,000          506,250
   Mosaic Global Holdings                                            7.375%    08/01/2018     1,000,000        1,005,000
   Mueller Water Products                                            7.375%    06/01/2017       500,000          446,875
   Park-Ohio Industries                                              8.375%    11/15/2014       500,000          445,000
   Sally Holdings LLC                                               10.500%    11/15/2016       500,000          492,500
   Terex                                                             8.000%    11/15/2017     1,000,000        1,012,500
   WII Components                                                   10.000%    02/15/2012       500,000          501,250
                                                                                                          --------------
                                                                                                               6,924,375
INDUSTRIAL - ENERGY (10.8%)
   Chesapeake Energy                                                 6.500%    08/15/2017     1,000,000          965,000
   CIE Generale Geophysique                                          7.750%    05/15/2017     1,000,000        1,010,000
   NGC Corporation                                                   7.125%    05/15/2018     1,000,000          885,000
   Hornbeck Offshore Services                                        6.125%    12/01/2014     1,000,000          950,000
   KCS Energy                                                        7.125%    04/01/2012     1,000,000          962,500
   NRG Energy                                                        7.375%    01/15/2017     1,000,000          975,000
   Parker Drilling                                                   9.625%    10/01/2013       500,000          531,250
   Plains Exploration & Production                                   7.000%    03/15/2017     1,000,000          956,250
   Williams                                                          7.625%    07/15/2019     1,000,000        1,083,750
                                                                                                          --------------
                                                                                                               8,318,750
INDUSTRIAL - ENTERTAINMENT (1.2%)
   Royal Caribbean Cruises                                           7.250%    03/15/2018     1,000,000          960,012
                                                                                                          --------------
INDUSTRIAL - GAMING (4.4%)
   Indianapolis Downs LLC & Capital(2)                              11.000%    11/01/2012       500,000          482,500
   Inn of the Mountain Gods Resort & Casino                         12.000%    11/15/2010       500,000          520,000
   MGM Mirage                                                        6.875%    04/01/2016     1,000,000          942,500
   Mohegan Tribal Gaming Authority                                   6.875%    02/15/2015       500,000          470,000
   River Rock Entertainment                                          9.750%    11/01/2011       500,000          522,500
   Shingle Springs Tribal Gaming Authority(2)                        9.375%    06/15/2015       500,000          485,000
                                                                                                          --------------
                                                                                                               3,422,500
INDUSTRIAL - HEALTH CARE (4.0%)
   AMR HoldCo                                                       10.000%    02/15/2015     1,000,000        1,055,000
   DaVita                                                            6.625%    03/15/2013     1,000,000          995,000
   Healthsouth(3)                                                   10.829%    06/15/2014       500,000          508,750
   Universal Hospital Services                                       8.500%    06/01/2015       500,000          505,000
                                                                                                          --------------
                                                                                                               3,063,750
INDUSTRIAL-MEDIA CABLE (3.5%)
   Charter Communications Holdings LLC(3)                           12.125%    01/15/2012     1,000,000          735,000
   CSC Holdings                                                      6.750%    04/15/2012     1,000,000          956,250
   Echostar                                                          6.625%    10/01/2014     1,000,000          995,000
                                                                                                          --------------
                                                                                                               2,686,250

--------------------------------------------------------------------------------
    PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
70                      ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                              HIGH YIELD BOND FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2007

--------------------------------------------------------------------------------------------------------
                                                      INTEREST    MATURITY     PRINCIPAL
DESCRIPTION                                             RATE        DATE         AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------
INDUSTRIAL - OTHER (7.5%)
   Comforce Operating                                  12.000%   12/01/2010   $    500,000   $   498,750
   Education Management LLC                            10.250%   06/01/2016        500,000       515,000
   Georgia-Pacific                                      8.000%   01/15/2024      1,000,000       930,000
   Hawker Beechcraft Acquisition LLC(2)                 8.875%   04/01/2015        500,000       495,000
   Local TV Finance LLC(2)                              9.250%   06/15/2015        500,000       477,500
   Rockwood Specialties                                 7.500%   11/15/2014      1,000,000       990,000
   Ryerson(2)                                          12.000%   11/01/2015        500,000       496,250
   Service International                                7.500%   04/01/2027      1,000,000       920,000
   Universal City Florida Holding I(1)                  9.661%   05/01/2010        500,000       500,000
                                                                                             -----------
                                                                                               5,822,500
INDUSTRIAL - OTHER CONSUMER CYCLICALS (0.6%)
   Carrols                                              9.000%   01/15/2013        500,000       455,000
                                                                                             -----------
INDUSTRIAL - OTHER CONSUMER NON-CYCLICALS (3.0%)
   Visant Holding(3)                                   10.976%   12/01/2008      1,000,000       935,000
   Reddy Ice Holdings(3)                               10.518%   11/01/2008      1,000,000       945,000
   Riddell Bell Sports                                  8.375%   10/01/2012        500,000       450,000
                                                                                             -----------
                                                                                               2,330,000
INDUSTRIAL - RETAILERS (1.9%)
   AmeriGas Partners                                    7.125%   05/20/2016      1,000,000       970,000
   FTD                                                  7.750%   02/15/2014        500,000       470,000
                                                                                             -----------
                                                                                               1,440,000
INDUSTRIAL - SERVICES (1.2%)
   Idearc                                               8.000%   11/15/2016        500,000       458,750
   Sheridan Group                                      10.250%   08/15/2011        500,000       500,000
                                                                                             -----------
                                                                                                 958,750
INDUSTRIAL - TECHNOLOGY (0.7%)
   Sungard Data Systems                                10.250%   08/15/2015        500,000       511,250
                                                                                             -----------
INDUSTRIAL - TELECOMMUNICATIONS - WIRED (4.3%)
   Citizens Communications                              7.000%   11/01/2025      1,000,000       832,500
   Qwest Capital Funding                                7.250%   02/15/2011      1,000,000       985,000
   Syniverse Technologies                               7.750%   08/15/2013        500,000       482,500
   Time Warner Telecom Holdings                         9.250%   02/15/2014        500,000       511,250
   Windstream                                           8.625%   08/01/2016        500,000       527,500
                                                                                             -----------
                                                                                               3,338,750
INDUSTRIAL - TELECOMMUNICATION - WIRELESS (2.5%)
   Centennial Communications                           10.000%   01/01/2013        500,000       520,000
   iPCS(3)                                              7.036%   05/01/2013      1,000,000       942,500
   MetroPCS Wireless                                    9.250%   11/01/2014        500,000       470,000
                                                                                             -----------
                                                                                               1,932,500
MEDIA (1.2%)
   RH Donnelley                                         8.875%   01/15/2016      1,000,000       935,000
                                                                                             -----------
REAL ESTATE (3.2%)
   Felcor Lodging(1)                                    6.788%   12/01/2011      1,000,000       977,500
   Host Hotels & Resorts                                7.125%   11/01/2013        500,000       503,750
   Ventas Realty                                        6.500%   06/01/2016      1,000,000       980,000
                                                                                             -----------
                                                                                               2,461,250
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.3%)
   Conexant Systems(1)                                  8.619%   11/15/2010      1,000,000       996,250
                                                                                             -----------

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     71

================================================================================
                              HIGH YIELD BOND FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2007

--------------------------------------------------------------------------------------------------------
                                                      INTEREST    MATURITY     PRINCIPAL
DESCRIPTION                                             RATE        DATE        AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS (1.3%)
   Hanesbrands(1)                                       8.204%   12/15/2014   $    500,000   $   495,000
   Levi Strauss & Co.                                   8.875%   04/01/2016        500,000       483,750
                                                                                             -----------
                                                                                                 978,750
UTILITIES (6.4%)
   AES                                                  7.750%   03/01/2014      1,000,000     1,007,500
   Allegheny Energy Supply                              7.800%   03/15/2011      1,000,000     1,042,500
   Edison Mission Energy                                7.200%   05/15/2019      1,000,000       982,500
   El Paso                                              6.950%   06/01/2028      1,000,000       946,675
   Suburban Propane Partners                            6.875%   12/15/2013      1,000,000       970,000
                                                                                             -----------
                                                                                               4,949,175

TOTAL CORPORATE BONDS (IDENTIFIED COST $76,634,224)                                           75,066,385
                                                                                             -----------

TOTAL INVESTMENTS (97.1%) (IDENTIFIED COST $76,634,224)(4)                                    75,066,385

TOTAL OTHER ASSETS LESS LIABILITIES (2.9%)                                                     2,214,130
                                                                                             -----------
TOTAL NET ASSETS (100.0%)                                                                    $77,280,515
                                                                                             ===========

--------------------------------------------------------------------------------
(1) Represents an adjustable rate security. Rate disclosed is as of December 31, 2007.
(2) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund's Board.
(3) Represents a step bond. Rate disclosed is the effective yield as of December 31, 2007.
(4)   See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
72                      ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                         INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2007

--------------------------------------------------------------------------------------------------------
                                                      INTEREST    MATURITY     PRINCIPAL
DESCRIPTION                                             RATE        DATE         AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES (9.0%)
   Argent Securities(1,10)                              5.175%   06/25/2036   $  1,405,000   $   808,215
   Argent Securities(1)                                 5.155%   07/25/2036        360,000       223,186
   Bear Stearns Commercial Mortgage Securities(1,2,6)   0.157%   11/11/2041     25,172,397       416,591
   Captec Franchise Trust(1,2,6)                        1.055%   10/25/2018     11,116,442       188,126
   CBC Insurance Revenue Securitization LLC(2,10)       8.880%   02/15/2023      1,060,000       980,500
   CDO Repackaging Trust Series(1,2,10)                 7.043%   01/17/2036        336,644       311,396
   Centex Home Equity Company, LLC(1,2,10)              8.365%   07/25/2034        358,387       268,790
   CNL Funding(1,2,6,10)                                1.599%   09/18/2012      8,286,845       279,681
   Commercial Industrial Finance(1,2,10)                9.124%   03/01/2021        260,000       186,875
   Falcon Franchise Loan(1,2,3,6)                       2.358%   06/05/2020      3,709,706       510,084
   Falcon Franchise Loan(2)                             4.856%   01/05/2025        552,442       556,817
   Falcon Franchise Loan(2,10)                          7.074%   01/05/2025        250,000       226,402
   Falcon Franchise Loan(1,2,6)                         3.086%   01/05/2023      2,990,370       337,311
   FFCA Secured Lending(2)                              7.810%   10/18/2025        465,000       454,465
   Home Equity Mortgage Trust                           4.963%   07/25/2036        319,349       283,255
   Orion Ltd. CDO(1,2,10)                               8.742%   09/10/2046        623,480       361,618
   Restructured Asset                                   5.969%   01/29/2022        600,000       423,000
   Securities(1,2,10) SACO I(1)                         5.305%   01/25/2037        500,000       321,658
                                                                                             -----------
                                                                                               7,137,970

TOTAL ASSET BACKED SECURITIES (IDENTIFIED COST $8,841,520)                                     7,137,970
                                                                                             -----------

COLLATERALIZED MORTGAGE OBLIGATIONS (23.1%)
   Banc of America Large Loan(1,2)                      8.027%   03/15/2022      1,000,000       848,130
   Banc of America                                      4.429%   11/10/2039        860,000       850,188
   Capco America Securitization Corp.(1,2,6)            1.428%   10/15/2030     15,661,905       111,019
   CDO Repack SPC Ltd.(2,10)                            7.110%   05/20/2030        385,000       247,920
   Collateralized Mortgage Securities                   9.450%   02/01/2017         16,302        17,455
   Commercial Mortgage(1,2)                             6.995%   02/14/2034        720,000       768,752
   Countrywide Alternative Loan Trust                   6.000%   05/25/2036        205,121       198,172
   CS First Boston Mortgage Securities                  6.300%   11/15/2030        379,667       381,885
   Entertainment Properties Trust(2)                    6.223%   02/15/2018        211,000       217,878
   FHLMC                                                4.500%   03/15/2019        182,252       173,194
   FHLMC                                                6.000%   02/15/2034      1,006,035     1,021,362
   FHLMC                                                5.500%   10/15/2034        510,000       479,759
   FNMA                                                 5.580%   06/01/2011      1,989,471     2,055,614
   FNMA                                                 5.500%   11/25/2032      1,771,000     1,788,425
   FNMA                                                 6.000%   03/01/2033        691,320       702,076
   FNMA(1)                                              3.304%   05/01/2034        530,441       517,556
   FNMA(1,6)                                            1.242%   02/25/2035      2,147,959        18,588
   GMAC Mortgage Corp. Loan Trust(1)                    4.303%   12/19/2033      1,280,000     1,254,998
   GNMA TRUST IO(1,6)                                   0.681%   01/16/2042      4,242,891       103,586
   GNMA IO (1,3,6,10)                                   0.553%   08/16/2043     16,630,989       552,202
   JP Morgan Commercial Mortgage Securities             4.475%   07/15/2041        627,272       623,108
   LB Commercial Conduit Mortgage Trust(1,6)            0.900%   10/25/2026      3,368,275           240
   LB-UBS Commercial Mortgage Trust(1)                  4.333%   02/15/2037      1,014,000       958,714
   LB-UBS Commercial Mortgage Trust(1,2,6)              0.031%   06/15/2038    284,328,618       519,241
   LNR CDO Ltd.(2,10)                                   6.000%   02/28/2043        250,000       156,953
   Marathon Structured Finance CDO Ltd.(1,2,10)         8.465%   07/26/2046        192,563       134,794
   Merrill Lynch Mortgage Investments(1,6)              0.780%   11/15/2026     21,864,500       817,968
   Merrill Lynch Mortgage Investments(1)                6.480%   11/15/2026        165,487       166,037
   Morgan Stanley Capital I(1,2)                        6.883%   06/03/2030        750,000       743,522

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     73

================================================================================
                         INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2007

--------------------------------------------------------------------------------------------------------
                                                      INTEREST    MATURITY     PRINCIPAL
DESCRIPTION                                             RATE        DATE         AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------
   Mortgage Capital Funding                             6.423%   06/18/2030   $    132,660   $   132,436
   Salomon Brothers Mortgage Securities VII(1,2,6)      0.343%   11/13/2011     49,117,954     1,086,862
   Washington Mutual(1)                                 5.617%   01/25/2036        728,627       731,406
                                                                                             -----------
                                                                                              18,380,040

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $19,887,203)                       18,380,040
                                                                                             -----------
CORPORATE BONDS (24.5%)

ASSET-BACKED SECURITIES (OTHER) (0.6%)
   Newport Waves CDO(1,2,10)                            7.726%   06/20/2017        440,000       310,750
   Pebble Creek LCDO Ltd.(1,2,10)                       8.134%   06/22/2014        260,000       195,325
                                                                                             -----------
                                                                                                 506,075
ELECTRICAL EQUIPMENT (0.6%)
   Thomas & Betts                                       7.250%   06/01/2013        430,000       447,175
                                                                                             -----------
FINANCE - BANKING (3.3%)
   Bank of America(4,5)                                 8.007%   07/17/2028      1,800,000       417,636
   Centura Bank                                         6.500%   03/15/2009        195,000       199,326
   Centura Capital Trust(2)                             8.845%   06/01/2027        350,000       365,470
   Colonial Bank NA Montgomery AL(2)                    9.375%   06/01/2011        240,000       270,536
   Comerica Bank                                        8.375%   07/15/2024        300,000       334,496
   First Massachusetts Bank                             7.625%   06/15/2011        525,000       586,152
   HSBC(1,6)                                            5.396%   09/29/2049        200,000       150,000
   Marshall & Ilsley(4,7)                               5.399%   10/15/2028        275,000       265,975
                                                                                             -----------
                                                                                               2,589,591
FINANCE - BROKER RELATED (BROKERAGE) (2.9%)
   Jefferies Group                                      6.250%   01/15/2036        270,000       241,344
   JPMorgan Chase                                       5.375%   10/01/2012      1,425,000     1,450,350
   Lehman Brothers Holdings                             5.750%   04/25/2011        280,000       282,931
   Merrill Lynch & Co.(4)                               7.826%   03/20/2028      1,300,000       300,464
                                                                                             -----------
                                                                                               2,275,089
FINANCE - OTHER (2.9%)
   American General Capital II                          8.500%   07/01/2030        280,000       327,514
   Attentus CDO Ltd.(2,10)                              9.532%   10/11/2042        200,000        95,000
   Luxembourg Fund Holdings of KODIAK Currency(1,2,10)  6.378%   08/07/2037        600,000       285,000
   MBIA Global Funding LLC(2)                           4.375%   03/15/2010        345,000       333,555
   NLV Financial(2)                                     7.500%   08/15/2033        250,000       266,241
   Unitrin                                              6.000%   05/15/2017      1,070,000     1,023,260
                                                                                             -----------
                                                                                               2,330,570
FOOD PRODUCTS (0.7%)
   PepsiAmericas                                        5.000%   05/15/2017        560,000       538,698
                                                                                             -----------
INDUSTRIAL - AUTOMOTIVE (0.5%)
   Johnson Controls                                     6.000%   01/15/2036        450,000       428,921
                                                                                             -----------
INDUSTRIAL - BASIC (0.8%)
   BHP Finance                                          6.750%   11/01/2013        290,000       312,556
   Ingersoll Rand                                       6.130%   11/18/2027        300,000       319,629
                                                                                             -----------
                                                                                                 632,185
INDUSTRIAL - CAPITAL GOODS (1.3%)
   Eaton                                                6.500%   06/01/2025      1,000,000     1,014,540
                                                                                             -----------

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
74                      ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                         INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                                   INTEREST     MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE         DATE         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - ENERGY (3.9%)
   Enron Oil & Gas                                                   6.650%    04/01/2028   $   335,000  $       349,756
   Nexen                                                             6.400%    05/15/2037       645,000          643,918
   Premcor Refining                                                  9.500%    02/01/2013       520,000          545,832
   Premcor Refining                                                  7.500%    06/15/2015       375,000          388,376
   Sunoco                                                            9.000%    11/01/2024       950,000        1,204,361
                                                                                                         ---------------
                                                                                                               3,132,243

INDUSTRIAL - OTHER (3.5%)
   Canal Pointe LLC(1,2,10)                                          8.702%    06/25/2014       900,000          648,000
   Duane Park I Ltd.(1,2,10)                                         5.000%    06/27/2016       500,000          375,000
   Duane Park V Ltd.(1,2,10)                                         8.000%    09/25/2014     1,050,000          939,750
   Grand CDO(1,2,10)                                                10.926%    09/20/2016     1,000,000          850,000
                                                                                                         ---------------
                                                                                                               2,812,750

INDUSTRIAL - TECHNOLOGY (0.6%)
   IBM                                                               7.000%    10/30/2025       410,000          459,274
                                                                                                         ---------------

INDUSTRIAL - TRANSPORTATION (0.6%)
   Southwest Airlines                                                7.375%    03/01/2027       406,000          441,980
                                                                                                         ---------------

INSURANCE (0.6%)
   Endurance Specialty Holdings Ltd.                                 7.000%    07/15/2034       500,000          481,630
                                                                                                         ---------------

PERSONAL PRODUCTS (1.5%)
   Colgate-Palmolive                                                 5.180%    05/15/2017       755,000          749,982
   SC Johnson & Son(2)                                               5.750%    02/15/2033       425,000          407,026
                                                                                                         ---------------
                                                                                                               1,157,008

UTILITIES (0.2%)
   Entergy Arkansas                                                  4.500%    06/01/2010       150,000          147,356
                                                                                                         ---------------

TOTAL CORPORATE BONDS (IDENTIFIED COST $20,638,249)                                                           19,395,085
                                                                                                         ---------------

MUNICIPAL BONDS (0.3%)
   Fort Walton Defense Housing(4,7)                                  5.206%    10/15/2009       250,000          228,280
                                                                                                         ---------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST $230,831)                                                                 228,280
                                                                                                         ---------------

U.S. GOVERNMENT AND AGENCY SECURITIES (34.5%)

FEDERAL HOME LOAN BANK (FHLB) (3.0%)
   FHLB(3)                                                           4.000%    08/06/2008       300,000          299,912
   FHLB                                                              4.250%    06/24/2013       300,000          298,071
   FHLB                                                              4.375%    07/16/2013       550,000          548,188
   FHLB(3)                                                           4.500%    07/02/2015       360,000          359,075
   FHLB                                                              5.125%    06/27/2014       500,000          500,044
   FHLB                                                              6.045%    05/12/2014       300,000          332,076
                                                                                                         ---------------
                                                                                                               2,337,366

FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (1.7%)
   FHLMC                                                             5.000%    03/27/2018       190,000          188,931
   FHLMC                                                             5.000%    06/11/2018       450,000          447,100
   FHLMC                                                             5.000%    07/23/2018       310,000          307,893
   FHLMC(3)                                                          5.125%    07/18/2013       389,000          389,036
                                                                                                         ---------------
                                                                                                               1,332,960

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     75

================================================================================
                         INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                                   INTEREST     MATURITY    PRINCIPAL
DESCRIPTION                                                          RATE         DATE        AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (1.0%)
   FNMA IO(6,10)                                                    7.543%     06/17/2040  $ 15,903,908  $        12,426
   FNMA                                                             4.350%     07/02/2013       325,000          323,986
   FNMA                                                             5.500%     07/30/2025       450,000          443,969
                                                                                                         ---------------
                                                                                                                 780,381

SMALL BUSINESS ADMINISTRATION-PASS-THROUGH-AGENCY (0.6%)
   Small Business Administration                                    4.640%     05/01/2023       509,493          504,554
                                                                                                         ---------------

U.S. TREASURY BONDS & NOTES (28.2%)
   U.S. Treasury Bond                                               8.875%     08/15/2017     1,605,000        2,208,381
   U.S. Treasury Bond                                               8.125%     08/15/2019     1,235,000        1,664,743
   U.S. Treasury Bond                                               8.500%     02/15/2020     1,050,000        1,460,403
   U.S. Treasury Bond                                               7.875%     02/15/2021     1,235,000        1,661,075
   U.S. Treasury Bond                                               7.500%     11/15/2016     1,215,000        1,525,104
   U.S. Treasury Bond                                               6.875%     08/15/2025     1,045,000        1,343,641
   U.S. Treasury Bond                                               6.250%     05/15/2030     1,215,000        1,516,282
   U.S. Treasury Note                                               6.000%     08/15/2009     5,300,000        5,542,210
   U.S. Treasury Note                                               5.750%     08/15/2010       985,000        1,051,025
   U.S. Treasury Note                                               4.875%     04/30/2011     1,825,000        1,922,238
   U.S. Treasury Note                                               3.875%     02/15/2013     1,225,000        1,249,500
   U.S. Treasury Note                                               4.250%     11/15/2014     1,215,000        1,253,444
                                                                                                         ---------------
                                                                                                              22,398,046

TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (IDENTIFIED COST $27,212,987)                                     27,353,307
                                                                                                         ---------------

SHORT-TERM INVESTMENTS (7.6%)

   STATE STREET REPURCHASE AGREEMENT                                3.860%     01/02/2008     6,053,000        6,053,000
                                                                                                         ---------------
   DATED 12/31/2007 (Repurchase agreement
   $6,054,298 collateralized by
   U.S. Government Agency Securities)(8)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $6,053,000)                                                     6,053,000
                                                                                                         ---------------

TOTAL INVESTMENTS (99.0%) (IDENTIFIED COST $82,863,790)(9)                                                    78,547,682
TOTAL OTHER ASSETS LESS LIABILITIES (1.0%)                                                                       800,067
                                                                                                         ---------------
TOTAL NET ASSETS (100.0%)                                                                                $    79,347,749
                                                                                                         ===============

--------------------------------------------------------------------------------
(1) Represents an adjustable rate security. Rate disclosed is as of December 31, 2007.
(2) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund's Board.
(3) Represents a step bond. Rate disclosed is the effective yield as of December 31, 2007.
(4) Represents a zero coupon bond. Rate disclosed is the effective yield as of December 31, 2007.
(5)  Security has a minimum coupon rate of 3.000%.
(6)  Interest only security. Rate disclosed is yield to maturity.
(7) Securities are held in conjunction with a letter of credit or a liquidity agreement by a major commercial bank or financial institution.
(8)  See Note 2 for collateral information.
(9)  See Note 6 for important tax information.
(10) Fair Valued security under procedures established by the Fund's Board of Directors.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
76                      ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                                   INTEREST     MATURITY    PRINCIPAL
DESCRIPTION                                                          RATE         DATE        AMOUNT           VALUE
---------------------------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES (14.6%)

ASSET-BACKED SECURITIES (OTHER) (13.5%)
   Argent Securities(1)                                             5.155%     07/25/2036  $    455,000  $       282,083
   Bear Stearns Commercial Mortgage Securities                      5.064%     05/14/2016     1,000,000        1,014,988
   Bear Stearns Commercial Mortgage Securities(1,2,4)               0.157%     11/11/2041    63,259,370        1,046,911
   Captec Franchise Trust(1,2,4)                                    1.055%     10/25/2018    21,916,403          370,896
   CDO Repackaging Trust Series(1,2,8)                              7.043%     01/17/2036       656,456          607,222
   CNL Funding(1,2,4,8)                                             1.599%     09/18/2012     8,622,151          290,998
   Commercial Industrial Finance(1,2,8)                             9.124%     03/01/2021       650,000          467,187
   Countrywide Home Loan Mortgage
      Pass Through Trust                                            5.250%     12/25/2009       389,906          390,464
   Falcon Franchise Loan(1,2,4)                                     2.358%     06/05/2020     9,102,146        1,251,545
   Falcon Franchise Loan(2)                                         6.067%     01/05/2023       645,123          657,740
   Falcon Franchise Loan(2)                                         4.856%     01/05/2025       276,221          278,408
   Falcon Franchise(1,2,4)                                          3.086%     01/05/2023     1,329,053          149,916
   Luxembourg Fund Holdings of
      KODIAK Currency(1,2,8)                                        6.378%     08/07/2037     1,000,000          475,000
   Orion Ltd. CDO(1,2,8)                                            8.742%     09/10/2046       348,800          202,304
   Restructured Asset Securities(1,2,8)                             5.969%     01/29/2022     1,550,000        1,092,750
   SACO I(1)                                                        5.305%     01/25/2037       700,000          450,321
                                                                                                         ---------------
                                                                                                               9,028,733

FINANCE - OTHER (1.1%)
   Centex Home Equity Company, LLC(1,2,8)                           8.365%     07/25/2034       255,991          191,993
   Home Equity Mortgage Trust                                       4.963%     07/25/2036       658,452          584,030
                                                                                                         ---------------
                                                                                                                 776,023

TOTAL ASSET BACKED SECURITIES (IDENTIFIED COST $12,548,143)                                                    9,804,756
                                                                                                         ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS (21.7%)
   Banc of America SST(2)                                           6.274%     10/11/2033     1,000,000        1,022,849
   Banc of America                                                  4.429%     11/10/2039       260,000          257,034
   Commercial Mortgage(1,2)                                         6.995%     02/14/2034       150,000          160,157
   Countrywide Alternative Loan Trust                               6.000%     05/25/2036     1,138,424        1,099,853
   CS First Boston Mortgage Securities                              6.300%     11/15/2030       304,525          306,303
   Entertainment Properties Trust(2)                                6.223%     02/15/2018       400,000          413,039
   FHLMC                                                            4.500%     03/15/2019       364,504          346,387
   FHLMC                                                            5.500%     10/15/2034     1,210,000        1,138,251
   First Union National Bank Commercial Mortgage                    6.423%     08/15/2033       481,221          503,404
   FNMA                                                             5.500%     11/25/2032       500,000          504,920
   FNMA(1,4)                                                        1.242%     02/25/2035     2,955,738           25,578
   GE Capital Commercial Mortgage                                   6.496%     01/15/2033       289,900          302,351
   GMAC Commercial Mortgage Securities(1)                           6.590%     05/15/2033       160,000          162,472
   GMAC Mortgage Corp. Loan Trust(1)                                4.303%     12/19/2033       250,000          245,117
   GNMA TRUST(1,4,8)                                                0.681%     01/16/2042     9,867,460          240,904
   GNMA                                                             3.360%     08/16/2022       263,365          258,455
   GNMA(1)                                                          6.750%     03/20/2037        65,902           65,568
   Government Lease Trust(2,3)                                      4.000%     05/18/2011       877,041          877,565
   Harborview Mortgage Loan Trust(1)                                6.350%     06/19/2034        15,760           15,523
   LB-UBS Commercial Mortgage Trust                                 4.071%     09/15/2026       505,139          500,079
   Marathon Structured Finance CDO Ltd.(1,2,8)                      8.465%     07/26/2046     1,086,250          760,375
   Morgan Stanley Capital I(1,2)                                    6.883%     06/03/2030       250,000          247,841

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     77

================================================================================
                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                                   INTEREST     MATURITY    PRINCIPAL
DESCRIPTION                                                          RATE         DATE        AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS - CONTINUED
   Preferred Term Securities XII(1,2)                               4.630%     03/24/2034  $    650,000  $       633,750
   Rally CDO Ltd.(1,2,8)                                            6.360%     03/30/2010     1,000,000          920,000
   Salomon Brothers Mortgage Securities VII(1,2,4)                  0.343%     11/13/2011    91,574,624        2,026,327
   Washington Mutual(1)                                             5.617%     01/25/2036     1,439,374        1,444,862
                                                                                                         ---------------
                                                                                                              14,478,964

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $16,014,909)                                       14,478,964
                                                                                                         ---------------

CORPORATE BONDS (24.9%)

ASSET-BACKED SECURITIES (OTHER) (1.9%)
   Newport Waves CDO(1,2,8)                                         7.726%     06/20/2017     1,100,000          776,875
   Pebble Creek CDO Ltd.(1,2,8)                                     8.134%     06/22/2014       650,000          488,312
                                                                                                         ---------------
                                                                                                               1,265,187

DIVERSIFIED FINANCIAL SERVICES (1.9%)
   General Electric Capital                                         5.720%     08/22/2011       500,000          503,092
   General Electric Capital                                         6.900%     09/15/2015       725,000          798,783
                                                                                                         ---------------
                                                                                                               1,301,875

ELECTRIC UTILITIES (1.5%)
   MP Environmental Funding LLC(8)                                  4.982%     07/15/2014     1,000,000          997,000
                                                                                                         ---------------

FINANCE - BANKING (4.4%)
   Centura Bank                                                     6.500%     03/15/2009       250,000          255,547
   Centura Capital Trust (2)                                        8.845%     06/01/2027       460,000          480,332
   M&T Trust(1,2)                                                   3.850%     04/01/2013     1,000,000          997,508
   Royal Bank of Canada(1)                                          6.423%     04/14/2008       500,000          467,500
   Washington Mutual                                                8.250%     04/01/2010       750,000          716,216
                                                                                                         ---------------
                                                                                                               2,917,103

FINANCE - BROKER RELATED (BROKERAGE) (0.6%)
   Lehman Brothers Holdings                                         5.750%     04/25/2011       415,000          419,344
                                                                                                         ---------------

FINANCE - OTHER (2.5%)
   MBIA Global Funding LLC(2)                                       4.375%     03/15/2010       460,000          444,740
   Regional Diversified Funding(1,2,8)                              6.404%     01/25/2036     1,000,000          980,000
   TIAA Global Markets(2)                                           4.875%     01/12/2011       250,000          254,873
                                                                                                         ---------------
                                                                                                               1,679,613

FOOD & STAPLES RETAILING (1.5%)
   Kroger                                                           7.250%     06/01/2009     1,000,000        1,028,680
                                                                                                         ---------------

INDUSTRIAL - ENERGY (1.5%)
   Premcor Refining                                                 9.500%     02/01/2013       610,000          640,304
   Premcor Refining                                                 7.500%     06/15/2015       360,000          372,841
                                                                                                         ---------------
                                                                                                               1,013,145

INDUSTRIAL - OTHER (2.3%)
   Canal Pointe LLC(1,2,8)                                          8.702%     06/25/2014       400,000          288,000
   Duane Park I Ltd.(1,2,8)                                         5.000%     06/27/2016       500,000          375,000
   Duane Park V Ltd.(1,2,8)                                         8.000%     09/25/2014       775,000          693,625
   Grand CDO(1,2,8)                                                10.926%     09/20/2016       250,000          212,500
                                                                                                         ---------------
                                                                                                               1,569,125

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
78                      ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                                   INTEREST     MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE         DATE        AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - TRANSPORTATION (0.7%)
   Norfolk Southern                                                  5.257%    09/17/2014   $   455,000   $      451,132
                                                                                                          --------------
INSURANCE (4.6%)
   Blue Cross & Blue Shield of Florida(2)                            8.250%    11/15/2011     1,000,000        1,143,114
   International Lease Finance                                       5.550%    09/05/2012     1,890,000        1,904,791
                                                                                                          --------------
                                                                                                               3,047,905
SOVEREIGN AGENCY (0.7%)
   Tennessee Valley Authority Principal - Strip(5)                   7.293%    04/15/2042       500,000          433,695
                                                                                                          --------------
UTILITIES (0.8%)
   Entergy Arkansas                                                  4.500%    06/01/2010       550,000          540,305
                                                                                                          --------------

TOTAL CORPORATE BONDS (IDENTIFIED COST $17,475,537)                                                           16,664,109
                                                                                                          --------------

U.S. GOVERNMENT AND AGENCY SECURITIES (35.4%)
DEPARTMENT OF HOUSING & URBAN DEVELOPMENT (HUD) (1.5%)
   HUD                                                               6.330%    08/01/2013     1,000,000        1,012,736
                                                                                                          --------------
FEDERAL AGRICULTURAL MORTGAGE CORPORATION (FAMC) (1.6%)
   FAMC                                                              5.900%    03/03/2009     1,000,000        1,022,710
                                                                                                          --------------
FEDERAL FARM CREDIT BANK (FFCB) (0.8%)
   FFCB                                                              6.320%    10/12/2010       325,000          348,009
   FFCB                                                              4.875%    09/24/2012       150,000          150,021
                                                                                                          --------------
                                                                                                                 498,030
FEDERAL HOME LOAN BANK (FHLB) (9.2%)
   FHLB(3)                                                           4.750%    01/27/2008       125,000          125,070
   FHLB(3)                                                           4.000%    03/30/2008       400,000          400,279
   FHLB(3)                                                           4.500%    07/30/2008       350,000          350,061
   FHLB(3)                                                           4.000%    08/06/2008       350,000          349,897
   FHLB(1)                                                           4.426%    09/29/2008       350,000          348,194
   FHLB                                                              4.000%    01/28/2009       395,000          394,630
   FHLB                                                              4.600%    02/05/2009     1,000,000        1,006,957
   FHLB                                                              4.750%    04/24/2009     2,000,000        2,024,776
   FHLB(3)                                                           4.000%    07/15/2009       185,000          185,011
   FHLB(3)                                                           4.500%    06/18/2013       970,000          970,633
                                                                                                          --------------
                                                                                                               6,155,508
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (5.4%)
   FHLMC(3)                                                          4.250%    03/16/2008     1,000,000        1,000,707
   FHLMC(3)                                                          4.750%    07/30/2008       415,000          415,196
   FHLMC(3)                                                          5.000%    01/15/2009       100,000          100,007
   FHLMC                                                             5.000%    01/30/2009       850,000          859,276
   FHLMC                                                             4.000%    12/15/2009        60,000           59,973
   FHLMC                                                             6.000%    08/07/2013     1,000,000        1,032,187
   FHLMC(1)                                                          7.000%    01/15/2037       162,965          162,156
                                                                                                          --------------
                                                                                                               3,629,502
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (6.1%)
   FNMA(3)                                                           5.375%    12/29/2007        30,000           30,010
   FNMA(3)                                                           4.250%    02/10/2008     2,225,000        2,225,145
   FNMA(3)                                                           4.000%    03/24/2008       400,000          400,017
   FNMA                                                              7.000%    12/01/2008         1,687            1,700
   FNMA(3)                                                           4.500%    02/18/2009       300,000          300,046
   FNMA                                                              4.000%    03/03/2009       100,000           99,928

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     79

================================================================================
                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                                   INTEREST     MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE         DATE        AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - CONTINUED
   FNMA(3)                                                           5.000%    04/22/2009   $   485,000   $      485,098
   FNMA                                                              6.000%    07/25/2033       500,000          511,874
   FNMA IO(4,8)                                                      7.543%    06/17/2040    31,543,879           24,645
                                                                                                          --------------
                                                                                                               4,078,463
SMALL BUSINESS ADMINISTRATION - PASS-THROUGH-AGENCY (1.7%)
   Small Business Administration                                     8.017%    02/10/2010       552,014          575,078
   Small Business Administration                                     4.640%    05/01/2023       578,812          573,200
                                                                                                          --------------
                                                                                                               1,148,278
U.S. TREASURY BONDS & NOTES (9.1%)
   U.S. Treasury Note                                                4.375%    12/15/2010     5,000,000        5,185,941
   U.S. Treasury Note                                                3.875%    02/15/2013       900,000          918,000
                                                                                                          --------------
                                                                                                               6,103,941

TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (IDENTIFIED COST $23,299,063)                                     23,649,168
                                                                                                          --------------

SHORT-TERM INVESTMENTS (2.4%)
   STATE STREET REPURCHASE AGREEMENT                                 3.860%    01/02/2008     1,604,000        1,604,000
                                                                                                          --------------
   DATED 12/31/2007 (Repurchase value
   $1,604,344 collateralized by
   U.S. Government Agency Securities)(6)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,604,000)                                                      1,604,000
                                                                                                          --------------

TOTAL INVESTMENTS (99.0%) (IDENTIFIED COST $70,941,652)(7)                                                    66,200,997
TOTAL OTHER ASSETS LESS LIABILITIES (1.0%)                                                                       657,566
                                                                                                          --------------
TOTAL NET ASSETS (100.0%)                                                                                 $   66,858,563
                                                                                                          ==============

--------------------------------------------------------------------------------
(1) Represents an adjustable rate security. Rate disclosed is as of December 31, 2007.
(2) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund's Board of Directors.
(3)   Represents a step bond. Rate disclosed is as of December 31, 2007.
(4)   Interest only security. Rate disclosed is yield to maturity.
(5)   PO - Principal Only.
(6)   See Note 2 for collateral information.
(7)   See Note 6 for important tax information.
(8) Fair Valued security under procedures established by the Fund's Board of Directors.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
80                      ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                                   INTEREST     MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE         DATE        AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES (1.6%)
   JP Morgan Mortgage Acquisition(1)                                 4.925%    04/01/2037   $   600,771   $      581,232
   Merrill Lynch First Franklin Mortgage Loan Trust(1)               4.985%    04/25/2037       361,753          350,317
   TMS SBA Loan Trust (1999 1-A)(1)                                  5.050%    07/15/2025       122,216          117,207
                                                                                                          --------------
                                                                                                               1,048,756

TOTAL ASSET BACKED SECURITIES (IDENTIFIED COST $1,038,065)                                                     1,048,756
                                                                                                          --------------

PROJECT LOANS (0.0%)
   Merrill Lynch 42(5)                                               7.430%    09/01/2022         2,536            2,587
                                                                                                          --------------

TOTAL PROJECT LOANS (IDENTIFIED COST $2,572)                                                                       2,587
                                                                                                          --------------

COLLATERALIZED MORTGAGE OBLIGATIONS (83.4%)
COLLATERALIZED MORTGAGE OBLIGATION - OTHER - (41.0%)
   Banc of America Alternative Loan Trust (2003-10 6A2)              5.500%    12/25/2018       194,157          192,046
   Banc of America Alternative Loan Trust (2004-3 4A1)               5.000%    04/25/2019       256,979          254,972
   Bear Stearns Adjustable Rate Mortgage Trust(1)                    4.760%    12/25/2035       533,753          530,764
   Bear Stearns Adjustable Rate Mortgage Trust(1)                    5.650%    07/25/2036     1,646,449        1,646,196
   Chase Mortgage Finance                                            5.000%    03/25/2018       289,428          287,612
   Chase Mortgage Finance                                            5.000%    10/25/2018       381,889          379,321
   Citimortgage Alternative Loan Trust                               6.000%    02/25/2037       559,532          555,334
   Citimortgage Alternative Loan Trust                               5.750%    03/25/2037       306,119          301,419
   Countrywide Alternative Loan Trust (2004-J2A1)                    6.500%    03/25/2034       119,326          116,703
   Countrywide Alternative Loan Trust (2007-16CB)                    6.000%    08/25/2037       410,000          414,901
   Countrywide Alternative Loan Trust (2007-3T1)                     6.000%    04/25/2037       402,977          401,556
   Countrywide Alternative Loan Trust                                5.000%    07/25/2018       108,620          108,179
   Countrywide Alternative Loan Trust                                5.000%    01/25/2020       116,859          114,632
   Countrywide Alternative Loan Trust                                6.000%    10/25/2035       283,196          274,266
   Countrywide Alternative Loan Trust                                5.500%    12/25/2035       218,336          215,793
   Countrywide Alternative Loan Trust                                6.000%    08/25/2036       524,917          521,012
   Countrywide Alternative Loan Trust                                6.000%    11/25/2036       111,574          111,742
   Countrywide Alternative Loan Trust                                6.000%    01/25/2037       211,725          212,858
   Countrywide Alternative Loan Trust                                5.750%    03/25/2037       400,000          396,296
   Countrywide Alternative Loan Trust                                6.000%    08/25/2037       572,946          559,283
   Countrywide Alternative Loan Trust                                6.000%    08/25/2037       439,574          436,277
   Countrywide Home Loan Mortgage Pass Through Trust                 4.500%    12/25/2018       228,816          224,497
   Countrywide Home Loan Mortgage Pass Through Trust                 5.000%    05/25/2019       184,437          182,711
   Countrywide Home Loan Mortgage Pass Through Trust(1)              4.219%    05/20/2034       402,682          397,607
   Countrywide Home Loan Mortgage Pass Through Trust                 5.500%    11/25/2035       107,986          108,168
   Countrywide Home Loan Mortgage Pass Through Trust                 6.500%    09/25/2037     1,381,406        1,398,064
   CS First Boston Mortgage Securities                               5.250%    10/25/2019       149,610          146,510
   FHLMC                                                             5.500%    02/15/2017       582,009          591,171
   FHLMC                                                             5.500%    09/15/2017       500,000          509,345
   FHLMC                                                             5.500%    05/15/2034       200,000          198,761
   FHLMC                                                             5.500%    07/15/2034       610,000          600,218
   FHLMC                                                             5.500%    08/15/2034       100,000           99,519
   FHLMC                                                             5.500%    11/15/2034       300,000          300,587
   FHLMC                                                             5.500%    01/15/2035       500,000          499,917
   First Horizon Asset Securities                                    5.000%    05/25/2018       399,734          399,564
   FNMA(2)                                                           0.000%    12/01/2033       363,387          284,203
   FNMA+                                                             5.850%    02/25/2022       526,419          538,074
   FNMA                                                              5.500%    10/25/2032       200,000          201,979

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     81

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                                   INTEREST     MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE         DATE         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATION - OTHER - CONTINUED
   FNMA                                                              5.500%    07/25/2033   $   330,000   $      322,238
   FNMA                                                              6.000%    11/25/2033       346,720           69,782
   GNMA                                                              5.500%    09/20/2035       261,044          265,865
   Greenwich Capital Commercial Funding                              5.444%    03/10/2039       280,000          281,653
   GS Mortgage Securities II(1)                                      5.799%    08/10/2045       480,000          496,450
   GSR Mortgage Loan Trust(1)                                        5.165%    10/25/2035       509,663          509,897
   GSR Mortgage Loan Trust(1)                                        5.179%    01/25/2036     1,180,629        1,187,715
   GSR Mortgage Loan Trust                                           5.750%    02/25/2036       314,442          316,494
   JP Morgan Mortgage Trust                                          5.500%    12/25/2019       270,897          272,225
   LB-UBS Commercial Mortgage Trust(1,5)                             5.866%    09/15/2045       500,000          512,879
   Lehman Mortgage Trust                                             5.500%    12/25/2035       296,152          295,633
   Master Asset Securitization Trust                                 5.250%    08/25/2019        99,577           99,763
   MASTR Asset Securitization Trust                                  5.000%    06/25/2018       315,077          314,774
   Residential Accredit Loans                                        5.500%    12/25/2017       408,961          410,878
   Residential Accredit Loans                                        5.000%    03/25/2019       235,767          234,368
   Residential Accredit Loans                                        6.000%    03/25/2036       218,773          219,428
   Residential Funding Mortgage Securities I                         5.000%    01/25/2018       513,890          513,373
   Residential Funding Mortgage Securities I                         5.250%    07/25/2035       460,000          441,513
   Residential Funding Mortgage Securities I                         6.000%    02/25/2037       250,000          252,969
   Washington Mutual Mortgage Pass-Through
     Certificates                                                    5.000%    03/25/2018       208,481          205,061
   Washington Mutual Mortgage Pass-Through                           5.000%    11/25/2018        76,555           76,139
   Wells Fargo Alternative Loan Trust                                6.000%    06/25/2037     1,547,982        1,528,150
   Wells Fargo Alternative Loan Trust                                5.750%    07/25/2037       750,000          709,090
   Wells Fargo Mortgage Backed Securities Trust                      5.000%    01/25/2019       594,358          590,458
   Wells Fargo Mortgage Backed Securities Trust                      6.000%    07/25/2037       667,864          671,775
   Wells Fargo Mortgage Backed Securities Trust                      6.000%    07/25/2037       290,000          288,932
   Wells Fargo Mortgage Backed Securities Trust                      6.000%    08/25/2037       391,019          389,308
   Wells Fargo Mortgage Backed Securities Trust                      6.000%    09/25/2037       300,000          302,490
                                                                                                          --------------
                                                                                                              26,491,357
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (1.5%)
   FHLMC(1)                                                          5.706%    06/01/2036       507,520          514,817
   FHLMC                                                             5.500%    06/15/2036       140,000          137,582
   FHLMC(1)                                                          5.808%    11/01/2037       325,000          328,729
                                                                                                          --------------
                                                                                                                 981,128
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) - PASS-THROUGH-AGENCY (0.5%)
   FHLMC - Gold                                                      7.500%    09/01/2014        16,151           16,842
   FHLMC - Gold                                                      7.000%    06/01/2015           382              398
   FHLMC - Gold                                                      7.500%    07/01/2015         1,360            1,424
   FHLMC - Gold                                                      8.000%    07/01/2024         3,745            4,012
   FHLMC - Gold                                                      8.000%    07/01/2024        42,527           45,550
   FHLMC - Gold                                                      8.000%    07/01/2024           572              613
   FHLMC - Gold                                                      8.000%    08/01/2024         2,242            2,402
   FHLMC - Gold                                                      8.000%    07/01/2025        27,950           29,921
   FHLMC - Gold                                                      8.000%    09/01/2025           327              350
   FHLMC - Gold                                                      8.000%    11/01/2025         1,069            1,144
   FHLMC - Gold                                                      8.000%    12/01/2025         4,579            4,901
   FHLMC - Gold                                                      8.000%    01/01/2026           356              382
   FHLMC - Gold                                                      8.000%    06/01/2026         8,618            9,218
   FHLMC - Gold                                                      5.500%    01/01/2029        23,064           23,137
   FHLMC - Gold                                                      7.500%    10/01/2030           202              215
   FHLMC                                                             6.000%    11/15/2023       173,072          173,638
                                                                                                          --------------
                                                                                                                 314,147

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
82                      ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                                   INTEREST     MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE         DATE         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - PASS-THROUGH-AGENCY (40.2%)
   FNMA                                                              6.500%    03/01/2029   $    62,025   $       64,289
   FNMA                                                              6.500%    03/01/2029         8,052            8,344
   FNMA                                                              6.500%    06/01/2029         6,690            6,932
   FNMA                                                              6.500%    07/01/2029         7,735            8,015
   FNMA                                                              6.500%    07/01/2029         1,215            1,260
   FNMA                                                              7.500%    09/01/2029        78,467           83,881
   FNMA                                                              6.500%    02/01/2030        11,629           12,046
   FNMA                                                              6.500%    09/01/2031         7,385            7,637
   FNMA                                                              7.500%    12/01/2031         6,606            7,045
   FNMA                                                              6.500%    07/01/2032         5,770            5,966
   FNMA                                                              6.500%    07/01/2032         2,214            2,289
   FNMA                                                              6.500%    01/01/2033         6,858            7,092
   FNMA                                                              5.500%    07/01/2033        53,329           53,368
   FNMA                                                              5.500%    08/01/2033        96,093           96,164
   FNMA                                                              6.500%    10/01/2033        57,007           58,864
   FNMA                                                              5.000%    11/01/2033     3,742,532        3,657,202
   FNMA                                                              5.500%    11/01/2033       179,798          179,932
   FNMA                                                              5.500%    04/01/2034        19,879           19,880
   FNMA                                                              6.500%    07/01/2034        77,163           79,531
   FNMA                                                              5.000%    08/01/2034       279,258          272,869
   FNMA                                                              5.000%    08/01/2034     3,531,914        3,451,400
   FNMA                                                              6.500%    09/01/2034        28,362           29,233
   FNMA                                                              5.000%    10/01/2034     1,836,756        1,794,885
   FNMA                                                              5.000%    12/01/2034       623,845          609,624
   FNMA                                                              5.500%    03/01/2035     4,445,001        4,445,246
   FNMA                                                              5.000%    12/01/2035     1,325,443        1,294,713
   FNMA                                                              5.500%    09/01/2036     4,309,100        4,312,295
   FNMA                                                              6.000%    01/01/2037       190,415          193,403
   FNMA                                                              6.000%    02/01/2037     1,513,683        1,537,438
   FNMA(1)                                                           5.486%    03/01/2037       399,424          404,914
   FNMA                                                              6.500%    08/01/2037     1,465,882        1,506,832
   FNMA                                                              6.000%    09/01/2037       496,574          504,287
   FNMA                                                              6.500%    09/01/2037       592,046          608,585
   FNMA(1)                                                           5.568%    11/01/2037       624,963          633,731
                                                                                                          --------------
                                                                                                              25,959,192
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - PASS-THROUGH-AGENCY (0.2%)
   GNMA                                                              5.500%    04/15/2014        55,493           56,261
   GNMA                                                              6.500%    08/15/2014         6,481            6,717
   GNMA                                                              8.000%    03/15/2017         1,723            1,849
   GNMA                                                              6.500%    12/15/2023        25,146           26,119
   GNMA                                                              8.000%    09/20/2026        44,130           47,554
   GNMA                                                              7.500%    09/15/2027         7,788            8,316
   GNMA                                                              7.500%    10/15/2029         9,595           10,240
                                                                                                          --------------
                                                                                                                 157,056

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $53,311,923)                                       53,902,880
                                                                                                          --------------
U.S. GOVERNMENT AND AGENCY SECURITIES (2.4%)
U.S. TREASURY BONDS & NOTES (2.4%)
   U.S. Treasury Note                                                4.250%    11/15/2017     1,495,000        1,521,046
                                                                                                          --------------
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (IDENTIFIED COST $1,502,586)                                       1,521,046
                                                                                                          --------------

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     83

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                                   INTEREST     MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE         DATE         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (11.3%)
   STATE STREET REPURCHASE AGREEMENT                                 3.860%    01/02/2008   $ 7,326,000   $    7,326,000
                                                                                                          --------------
   DATED 12/31/2007 (Repurchase value
   $7,327,571 collateralized by
   U.S. Government Agency Securities)(3)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $7,326,000)                                                      7,326,000
                                                                                                          --------------

TOTAL INVESTMENTS (98.7%) (IDENTIFIED COST $63,181,146)(4)                                                    63,801,269
TOTAL LIABILITIES LESS OTHER ASSETS (1.3%)                                                                       813,923
                                                                                                          --------------
TOTAL NET ASSETS (100.0%)                                                                                 $   64,615,192
                                                                                                          ==============

------------------------------------------------------------------------------------------------------------------------
FORWARD COMMITMENT
                                                                   INTEREST     DELIVERY     PRINCIPAL
AGENCY                                                               RATE         DATE         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------
TBA PURCHASE COMMITMENTS AT DECEMBER 31, 2007 (COST PAYABLE $38,968,269) (60.6%)
   FHLMC                                                             6.000%    01/01/2023   $   100,000   $      102,219
   FHLMC                                                             4.500%    01/12/2036       300,000          283,500
   FHLMC                                                             4.500%    01/01/2038       200,000          189,000
   FHLMC                                                             5.000%    01/01/2038     2,900,000        2,829,312
   FHLMC                                                             5.500%    01/01/2038    10,400,000       10,387,000
   FHLMC                                                             6.500%    01/01/2038     1,000,000        1,027,812
   FHLMC                                                             6.000%    02/01/2038     3,500,000        3,548,125
   FNMA                                                              4.500%    01/01/2023       500,000          492,031
   FNMA                                                              6.000%    01/01/2023       100,000          102,312
   FNMA                                                              4.500%    01/01/2038     1,100,000        1,040,875
   FNMA                                                              5.500%    01/01/2038    10,500,000       10,486,875
   FNMA                                                              6.500%    02/01/2038     2,600,000        2,669,875
   GNMA                                                              5.500%    01/01/2038     2,200,000        2,215,814
   GNMA                                                              6.000%    01/01/2038     3,700,000        3,779,772
                                                                                                          --------------
                                                                                                          $   39,154,522
TBA SALE COMMITMENTS AT DECEMBER 31, 2007 (PROCEEDS RECEIVABLE $17,960,015) (-28.1%)
   FNMA                                                              5.000%    01/01/2038      (300,000)        (292,688)
   FNMA                                                              6.000%    01/01/2038    (1,000,000)      (1,015,312)
   FNMA                                                              5.000%    02/01/2038    (1,200,000)      (1,170,000)
   FNMA                                                              5.500%    01/01/2038    (6,500,000)      (6,491,875)
   FNMA                                                              5.500%    02/01/2038    (9,200,000)      (9,182,750)
                                                                                                          --------------
                                                                                                          $  (18,152,625)

------------------------------------------------------------------------------------------------------------------------
OUTSTANDING FUTURES CONTRACTS                                                                               UNREALIZED
                                                                                             UNITS PER     APPRECIATION/
TYPE                                                            EXPIRATION     CONTRACTS      CONTRACT    (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
   2 Year US Treasury Note Future (Buy)                           03/31/08        48              2,000   $        9,014
   5 Year US Treasury Note Future (Buy)                           03/22/08       116              1,000              624
   10 Year US Treasury Note Future (Sell)                         03/22/08      (131)             1,000          (76,927)
   30 Year US Treasury Bond Future (Sell)                         03/22/08       (18)             1,000           29,478
                                                                                                          --------------
                                                                                                          $      (37,811)

--------------------------------------------------------------------------------
+ Security, or a portion thereof, has been pledged as collateral on open futures contracts.
(1) Represents an adjustable rate security. Rate disclosed is as of December 31, 2007.
(2)   PO - Principal Only.
(3)   See Note 2 for important tax information
(4)   See Note 6 for important tax information.
(5) Fair Valued security under procedures established by the Fund's Board of Directors.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
84                      ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                     LIMITED DURATION U.S. GOVERNMENT FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                                   INTEREST     MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE         DATE         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (25.7%)
   FHLMC Stated Final                                                3.255%    12/15/2010   $ 2,000,000   $    1,991,737
   FHLMC                                                             4.000%    06/15/2013     1,959,187        1,925,598
   FHLMC                                                             5.000%    11/15/2016     3,500,000        3,538,984
   FHLMC                                                             5.250%    05/15/2017     1,807,051        1,817,075
   FNMA                                                              5.500%    12/25/2014     1,396,960        1,417,910
   FNMA                                                              5.000%    10/25/2016     2,500,000        2,515,435
   FNMA                                                              5.500%    02/25/2017     2,174,974        2,217,132
   FNMA                                                              4.000%    11/25/2025       844,441          839,301
                                                                                                          --------------
                                                                                                              16,263,172

TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $16,026,272)                                16,263,172
                                                                                                          --------------

U.S. AGENCY BONDS (72.0%)
FEDERAL FARM CREDIT BANK (FFCB) (2.7%)
   FFCB                                                              5.900%    02/05/2008       100,000          100,111
   FFCB                                                              5.960%    06/16/2008       600,000          603,900
   FFCB                                                              3.050%    06/23/2010     1,000,000          985,161
                                                                                                          --------------
                                                                                                               1,689,172
FEDERAL HOME LOAN BANK (FHLB) (36.0%)
   FHLB                                                              3.070%    01/15/2008       500,000          499,724
   FHLB                                                              7.000%    02/15/2008       270,000          270,740
   FHLB                                                              4.100%    11/19/2008       855,000          854,177
   FHLB(1)                                                           4.500%    12/30/2008       200,000          198,185
   FHLB                                                              3.280%    01/16/2009     1,000,000          992,877
   FHLB                                                              4.110%    02/27/2009       690,000          689,971
   FHLB                                                              4.000%    04/20/2009     1,000,000          999,616
   FHLB                                                              4.050%    04/30/2009     1,000,000        1,000,062
   FHLB                                                              4.000%    05/20/2009       500,000          500,087
   FHLB                                                              4.050%    09/24/2009       765,000          765,139
   FHLB                                                              5.000%    12/11/2009     5,000,000        5,136,050
   FHLB                                                              4.500%    02/03/2010       460,000          460,022
   FHLB                                                              4.350%    02/22/2010       250,000          250,008
   FHLB                                                              5.000%    03/12/2010     4,610,000        4,746,779
   FHLB                                                              3.875%    03/22/2010     1,000,000          997,619
   FHLB                                                              4.650%    03/30/2010       400,000          400,022
   FHLB                                                              4.200%    04/01/2010     2,000,000        1,999,854
   FHLB                                                              3.875%    06/04/2010     1,000,000          997,087
   FHLB                                                              5.600%    06/16/2010     1,000,000        1,006,852
                                                                                                          --------------
                                                                                                              22,764,871
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) - PASS-THROUGH AGENCY (9.0%)
   FHLMC - Gold                                                      4.000%    05/01/2014     2,408,567        2,389,512
   FGG11786                                                          5.000%    10/01/2014     1,354,140        1,375,426
   FGM80807                                                          4.500%    03/01/2010     1,894,262        1,882,271
                                                                                                          --------------
                                                                                                               5,647,209
FEDERAL NATIONAL MORTGAGE ASSOCIATION - PASS-THROUGH- AGENCY (FNMA) (14.1%)
   FNMA                                                              4.500%    07/01/2014     2,376,203        2,383,563
   FNMA                                                              5.000%    02/01/2015     1,536,055        1,560,347
   FNMA                                                              4.500%    04/01/2015     1,790,315        1,795,382
   FNMA                                                              4.500%    09/01/2018     1,950,690        1,919,329
   FNMA                                                              4.500%    09/01/2018     1,293,443        1,272,648
                                                                                                          --------------
                                                                                                               8,931,269

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     85

================================================================================
                      LIMITED DURATION U.S. GOVERNMENT FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                                   INTEREST     MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE         DATE        AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------
SMALL BUSINESS ADMINISTRATION - PASS-THROUGH-AGENCY (SBA) (10.2%)
   SBA(1)                                                           7.375%     06/25/2008   $     8,047   $        7,979
   SBA(1)                                                           9.125%     07/25/2008           501              498
   SBA(1)                                                           5.750%     02/25/2010        13,966           13,929
   SBA(1)                                                           5.500%     02/25/2010         5,648            5,629
   SBA(1)                                                           7.375%     03/25/2011        21,109           21,065
   SBA(1)                                                           5.375%     03/25/2013        69,113           69,048
   SBA(1)                                                           5.500%     01/25/2014         3,143            3,148
   SBA(1)                                                           8.765%     05/25/2014       262,618          276,933
   SBA(1)                                                           6.250%     06/25/2014         4,288            4,164
   SBA(1)                                                           7.075%     11/25/2014     1,446,643        1,491,009
   SBA(1)                                                           8.475%     07/25/2015        20,135           20,585
   SBA(1)                                                           5.875%     04/25/2016        15,361           15,081
   SBA(1)                                                           8.125%     07/25/2016        38,891           40,172
   SBA(1)                                                           5.500%     03/25/2017        13,524           13,589
   SBA(1)                                                           5.625%     07/25/2017        43,565           43,921
   SBA(1)                                                           5.875%     09/25/2017         7,432            7,500
   SBA(1)                                                           5.500%     12/25/2017       281,652          283,152
   SBA(1)                                                           5.500%     02/25/2018        14,697           14,777
   SBA(4)                                                           5.300%     05/25/2008     2,117,590        2,116,266
   SBA(1)                                                           5.250%     08/25/2018       421,207          421,119
   SBA(1)                                                           5.200%     01/25/2019        39,361           39,345
   SBA(1)                                                           5.500%     06/25/2019        91,350           91,804
   SBA(1)                                                           5.250%     09/25/2020        34,328           34,351
   SBA(1)                                                           5.000%     04/25/2021       112,007          111,673
   SBA(1)                                                           7.875%     04/25/2021         6,710            6,742
   SBA(1)                                                           7.375%     07/25/2021        13,711           14,084
   SBA(1)                                                           5.125%     10/25/2021       192,927          192,930
   SBA(1)                                                           5.250%     09/25/2022        15,986           15,957
   SBA(1)                                                           8.125%     10/25/2024        35,355           37,830
   SBA(1)                                                           5.250%     11/25/2024        86,493           86,734
   SBA(1)                                                           5.125%     01/25/2025       219,202          219,439
   SBA(1)                                                           8.125%     02/25/2025        46,814           50,279
   SBA(1)                                                           7.625%     06/25/2025        15,390           15,937
   SBA(1)                                                           7.625%     09/25/2025        30,637           31,565
   SBA(1)                                                           8.125%     10/25/2025        30,171           31,979
   SBA(1)                                                           5.200%     02/25/2030       570,472          569,116
                                                                                                          --------------
                                                                                                               6,419,329

TOTAL U.S. AGENCY BONDS (IDENTIFIED COST $44,963,793)                                                         45,451,850
                                                                                                          --------------
SHORT-TERM INVESTMENTS (1.5%)
   STATE STREET REPURCHASE AGREEMENT DATED                          3.860%     01/02/2008       895,000          895,000
   12/31/2007 (Repurchase value $895,192
   collateralized by U.S. Government Agency Securities)(2)
   STATE STREET REPURCHASE AGREEMENT DATED                          1.000%     01/02/2008        79,117           79,117
   12/31/2007 (Repurchase value $79,121
   collateralized by U.S. Government Agency Securities)(2)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $974,117)                                                          974,117

                                                                                                          --------------
TOTAL INVESTMENTS (99.2%) (IDENTIFIED COST $61,964,182)(3)                                                    62,689,139
TOTAL OTHER ASSETS LESS LIABILITIES (0.8%)                                                                       475,251
                                                                                                          --------------
TOTAL NET ASSETS (100.0%)                                                                                 $   63,164,390
                                                                                                          ==============

--------------------------------------------------------------------------------
(1) Represents an adjustable rate security. Rate disclosed is as of December 31, 2007.
(2)   See Note 2 for collateral information.
(3)   See Note 6 for important tax information.
(4) Fair Valued security under procedures established by the Fund's Board of Directors.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
86                      ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                           U.S. GOVERNMENT MONEY FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                                   INTEREST     MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE         DATE        AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------
U.S. AGENCY BONDS (81.1%)

FEDERAL HOME LOAN BANK (FHLB) (36.9%)
   FHLB(1)                                                          3.583%     01/10/2008   $40,000,000   $   40,000,000
   FHLB(1)                                                          3.573%     02/07/2008    40,000,000       40,000,000
   FHLB(1)                                                          3.563%     02/28/2008    40,000,000       40,000,000
   FHLB(1)                                                          3.573%     03/14/2008    40,000,000       40,000,000
   FHLB(1)                                                          4.948%     03/14/2008    40,000,000       39,998,824
   FHLB(1)                                                          4.766%     03/20/2008    35,000,000       34,997,886
   FHLB                                                             4.500%     04/14/2008    25,000,000       25,000,000
   FHLB                                                             4.375%     04/21/2008    16,000,000       16,000,000
   FHLB                                                             4.400%     04/23/2008    25,000,000       25,000,000
   FHLB                                                             4.200%     06/17/2008    30,000,000       30,000,000
   FHLB                                                             4.250%     06/18/2008    30,000,000       30,000,000
   FHLB                                                             4.750%     10/29/2008    30,000,000       30,000,000
   FHLB                                                             4.600%     11/05/2008    25,000,000       25,000,000
   FHLB                                                             4.500%     11/06/2008    20,000,000       20,000,000
   FHLB                                                             4.500%     11/07/2008    21,530,000       21,530,000
   FHLB(1)                                                          4.832%     12/01/2008    50,000,000       50,000,000
   FHLB                                                             3.250%     12/18/2008    18,575,000       18,423,733
                                                                                                          --------------
                                                                                                             525,950,443
FEDERAL HOME LOAN BANK (FHLB) - DISCOUNT NOTES (20.2%)
   FHLB(2)                                                          4.716%     01/11/2008    30,000,000       29,961,167
   FHLB(2)                                                          4.371%     01/25/2008    30,000,000       29,913,400
   FHLB(2)                                                          4.388%     01/30/2008    30,000,000       29,895,117
   FHLB(2)                                                          4.388%     02/06/2008    20,000,000       19,913,200
   FHLB(2)                                                          4.327%     02/13/2008    40,000,000       39,795,511
   FHLB(2)                                                          4.328%     03/11/2008    30,000,000       29,750,916
   FHLB(2)                                                          4.502%     04/21/2008    25,000,000       24,660,833
   FHLB(2)                                                          4.249%     05/09/2008    26,375,000       25,981,837
   FHLB(2)                                                          4.164%     05/21/2008    30,000,000       29,519,425
   FHLB(2)                                                          4.208%     06/23/2008    30,000,000       29,402,600
                                                                                                          --------------
                                                                                                             288,794,006
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) - DISCOUNT NOTES (9.1%)
   FHLMC(2)                                                         4.143%     03/31/2008    30,000,000       29,692,500
   FHLMC(2)                                                         4.501%     01/22/2008    40,000,000       39,896,167
   FHLMC(1)                                                         4.715%     03/26/2008    30,000,000       29,999,654
   FHLMC(2)                                                         4.955%     02/19/2008    30,000,000       29,802,611
                                                                                                          --------------
                                                                                                             129,390,932
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - DISCOUNT NOTES (13.2%)
   FNMA(2,3)                                                        5.215%     01/02/2008    30,000,000       29,995,767
   FNMA(2,3)                                                        4.286%     03/05/2008    20,000,000       19,848,889
   FNMA(2,3)                                                        4.331%     03/19/2008    30,000,000       29,721,540
   FNMA(2,3)                                                        4.298%     03/28/2008    30,000,000       29,693,325
   FNMA(2,3)                                                        4.182%     04/04/2008    25,000,000       24,730,403
   FNMA(2,3)                                                        4.180%     05/28/2008    25,000,000       24,578,611
   FNMA(2,3)                                                        4.892%     08/29/2008    30,000,000       29,063,313
                                                                                                          --------------
                                                                                                             187,631,848
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (1.7%)
   FNMA                                                             3.800%     01/18/2008    25,000,000       24,988,290
                                                                                                          --------------
TOTAL U.S. AGENCY BONDS (IDENTIFIED COST $1,156,755,519)                                                   1,156,755,519
                                                                                                          --------------

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     87

================================================================================
                           U.S. GOVERNMENT MONEY FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                                   INTEREST     MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE         DATE         AMOUNT          VALUE
-------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (19.0%)

   MORGAN STANLEY REPURCHASE AGREEMENT                              2.600%     01/02/2008   $200,000,000   $  200,000,000
   DATED 12/31/2007 (Repurchase value $200,028,889
   collateralized by U.S. Government Agency Securities)(4)

   STATE STREET REPURCHASE AGREEMENT                                3.860%     01/02/2008     25,385,000       25,385,000
   DATED 12/31/2007 (Repurchase value $25,390,444
   collateralized by U.S. Government Agency Securities)(4)

   STATE STREET REPURCHASE AGREEMENT                                2.400%     01/02/2008     45,000,000       45,000,000
                                                                                                           --------------
   DATED 12/31/2007 (Repurchase value $45,006,000
   collateralized by U.S. Government Agency Securities)(4)

   TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $270,385,000)                                                270,385,000
                                                                                                           --------------

   TOTAL INVESTMENTS (100.1%) (IDENTIFIED COST $1,427,140,519)(5)                                           1,427,140,519
   TOTAL LIABILITIES LESS OTHER ASSETS (-0.1%)                                                                 (1,509,069)
                                                                                                           --------------
   TOTAL NET ASSETS (100.0%)                                                                               $1,425,631,450
                                                                                                           ==============

--------------------------------------------------------------------------------
(1) Represents an adjustable rate security. Rate disclosed is as of December 31, 2007.
(2) Rate shown represents the bond equivalent yield to maturity at date of purchase.
(3)   Represents a zero coupon bond.
(4)   See Note 2 for collateral information.
(5)   See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
88                      ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                         ACCESSOR INCOME ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2007
--------------------------------------------------------------------------------

DESCRIPTION                                                                     ALLOCATION     SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (94.1%)
   Accessor Funds - Advisor Class Shares (94.1%)
   High Yield Bond                                                                 19.5%        341,423  $     3,564,456
   Intermediate Fixed-Income                                                       23.7%        399,160        4,334,874
   Mortgage Securities                                                             20.3%        299,769        3,723,132
   Short-Intermediate Fixed-Income                                                 24.8%        406,200        4,549,443
   U.S. Government Money                                                            5.8%      1,065,497        1,065,497
                                                                                                         ---------------
                                                                                                              17,237,402

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $17,851,007)                                                      17,237,402
                                                                                                         ---------------

                                                                   INTEREST     MATURITY    PRINCIPAL
                                                                     RATE         DATE        AMOUNT           VALUE
SHORT-TERM INVESTMENTS (5.8%)
   STATE STREET REPURCHASE AGREEMENT                                3.860%     01/02/2008  $  1,061,000        1,061,000
                                                                                                         ---------------
   DATED 12/31/2007 (Repurchase value
   $1,061,228 collateralized by
   U.S. Government Agency Securities)(1)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,061,000)                                                      1,061,000
                                                                                                         ---------------

TOTAL INVESTMENTS (99.9%) (IDENTIFIED COST $18,912,007)(2)                                                    18,298,402

TOTAL OTHER ASSETS LESS LIABILITIES (0.1%)                                                                        25,972
                                                                                                         ---------------
TOTAL NET ASSETS (100.0%)                                                                                $    18,324,374
                                                                                                         ===============

--------------------------------------------------------------------------------
(1)   See Note 2 for collateral information.
(2)   See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     89

================================================================================
                    ACCESSOR INCOME & GROWTH ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2007
--------------------------------------------------------------------------------

DESCRIPTION                                                            ALLOCATION              SHARES          VALUE
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (93.0%)

ACCESSOR FUNDS - ADVISOR CLASS SHARES (93.0%)
   Growth                                                                 9.2%                  146,336   $     4,021,305
   High Yield Bond                                                       13.2%                  549,310         5,734,801
   Intermediate Fixed-Income                                             16.3%                  653,653         7,098,672
   International Equity                                                  12.8%                  232,722         5,569,033
   Mortgage Securities                                                   13.4%                  470,418         5,842,595
   Short-Intermediate Fixed-Income                                       15.1%                  587,513         6,580,147
   Small to Mid Cap                                                       3.7%                   52,407         1,625,668
   Value                                                                  8.3%                  151,945         3,623,890
   U.S. Government Money                                                  1.0%                  437,177           437,177
                                                                                                          ---------------
                                                                                                               40,533,288

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $37,788,268)                                                       40,533,288
                                                                                                          ---------------

                                                      INTEREST          MATURITY            PRINCIPAL
                                                        RATE              DATE                AMOUNT           VALUE

SHORT-TERM INVESTMENTS (5.6%)

   STATE STREET REPURCHASE AGREEMENT                    3.860%         01/02/2008         $   2,441,000         2,441,000
                                                                                                          ---------------
   DATED 12/31/2007 (Repurchase value
   $2,441,523 collateralized by
   U.S. Government Agency Securities)(1)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $2,441,000)                                                       2,441,000
                                                                                                          ---------------

TOTAL INVESTMENTS (98.6%) (IDENTIFIED COST $40,229,268)(2)                                                     42,974,288

TOTAL OTHER ASSETS LESS LIABILITIES (1.4%)                                                                        591,951
                                                                                                          ---------------
TOTAL NET ASSETS (100.0%)                                                                                 $    43,566,239
                                                                                                          ===============

--------------------------------------------------------------------------------
(1)   See Note 2 for collateral information.
(2)   See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
90                      ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                        ACCESSOR BALANCED ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2007
--------------------------------------------------------------------------------

DESCRIPTION                                                            ALLOCATION              SHARES          VALUE
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (92.8%)

ACCESSOR FUNDS - ADVISOR CLASS SHARES (92.8%)
   Growth                                                                15.4%                  727,310   $    19,986,466
   High Yield Bond                                                        9.8%                1,217,743        12,713,240
   Intermediate Fixed-Income                                              9.8%                1,166,651        12,669,831
   International Equity                                                  18.7%                1,009,686        24,161,775
   Mortgage Securities                                                    7.5%                  777,247         9,653,411
   Short-Intermediate Fixed-Income                                        9.0%                1,038,795        11,634,509
   Small to Mid Cap                                                       7.0%                  290,281         9,004,526
   Value                                                                 14.5%                  786,463        18,757,146
   U.S. Government Money                                                  1.1%                1,500,232         1,500,232
                                                                                                          ---------------
                                                                                                              120,081,136

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $107,449,399)                                                     120,081,136
                                                                                                          ---------------

                                                       INTEREST        MATURITY             PRINCIPAL
                                                         RATE            DATE                 AMOUNT            VALUE

SHORT-TERM INVESTMENTS (7.1%)

   STATE STREET REPURCHASE AGREEMENT                    3.860%         01/02/2008         $   9,150,000         9,150,000
                                                                                                          ---------------
   DATED 12/31/2007 (Repurchase value
   $9,151,962 collateralized by
   U.S. Government Agency Securities)(1)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $9,150,000)                                                       9,150,000
                                                                                                          ---------------

TOTAL INVESTMENTS (99.9%) (IDENTIFIED COST $116,599,399)(2)                                                   129,231,136

TOTAL OTHER ASSETS LESS LIABILITIES (0.1%)                                                                        134,189
                                                                                                          ---------------
TOTAL NET ASSETS (100.0%)                                                                                 $   129,365,325
                                                                                                          ===============

--------------------------------------------------------------------------------
(1)   See Note 2 for collateral information.
(2)   See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     91

================================================================================
                    ACCESSOR GROWTH & INCOME ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2007
--------------------------------------------------------------------------------

DESCRIPTION                                                            ALLOCATION              SHARES          VALUE
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (94.0%)

ACCESSOR FUNDS - ADVISOR CLASS SHARES (94.0%)
   Growth                                                                18.2%                1,125,569   $    30,930,649
   High Yield Bond                                                        6.8%                1,111,297        11,601,942
   Intermediate Fixed-Income                                              7.0%                1,092,862        11,868,480
   International Equity                                                  23.9%                1,691,749        40,483,560
   Mortgage Securities                                                    3.7%                  502,774         6,244,451
   Short-Intermediate Fixed-Income                                        9.2%                1,395,281        15,627,143
   Small to Mid Cap                                                       8.5%                  461,845        14,326,419
   Value                                                                 16.7%                1,183,232        28,220,090
   U.S. Government Money                                                  0.0%                   20,815            20,815
                                                                                                          ---------------
                                                                                                              159,323,549

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $137,248,662)                                                     159,323,549
                                                                                                          ---------------

                                                       INTEREST         MATURITY            PRINCIPAL
                                                         RATE             DATE                AMOUNT           VALUE

SHORT-TERM INVESTMENTS (5.8%)

   STATE STREET REPURCHASE AGREEMENT                    3.860%         01/02/2008         $   9,820,000         9,820,000
                                                                                                          ---------------
   DATED 12/31/2007 (Repurchase value
   $9,822,106 collateralized by
   U.S. Government Agency Securities)(1)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $9,820,000)                                                       9,820,000
                                                                                                          ---------------

TOTAL INVESTMENTS (99.8%) (IDENTIFIED COST $147,068,662)(2)                                                   169,143,549

TOTAL OTHER ASSETS LESS LIABILITIES (0.2%)                                                                        308,742
                                                                                                          ---------------
TOTAL NET ASSETS (100.0%)                                                                                 $   169,452,291
                                                                                                          ===============

--------------------------------------------------------------------------------
(1)   See Note 2 for collateral information.
(2)   See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
92                      ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                         ACCESSOR GROWTH ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2007
--------------------------------------------------------------------------------

DESCRIPTION                                                            ALLOCATION              SHARES          VALUE
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (96.6%)

ACCESSOR FUNDS - ADVISOR CLASS SHARES (96.6%)
   Growth                                                                23.6%                1,358,784   $    37,339,394
   High Yield Bond                                                        5.2%                  793,716         8,286,395
   Intermediate Fixed-Income                                              0.7%                  100,433         1,090,704
   International Equity                                                  29.9%                1,978,726        47,350,902
   Mortgage Securities                                                    2.4%                  302,287         3,754,401
   Short-Intermediate Fixed-Income                                        3.0%                  420,562         4,710,296
   Small to Mid Cap                                                      10.4%                  531,065        16,473,627
   Value                                                                 21.4%                1,421,355        33,899,321
                                                                                                          ---------------
                                                                                                              152,905,040

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $125,133,217)                                                     152,905,040
                                                                                                          ---------------

                                                       INTEREST        MATURITY             PRINCIPAL
                                                         RATE            DATE                 AMOUNT           VALUE

SHORT-TERM INVESTMENTS (3.3%)

   STATE STREET REPURCHASE AGREEMENT                    3.860%         01/02/2008         $   5,214,000         5,214,000
                                                                                                          ---------------
   DATED 12/31/2007 (Repurchase value
   $5,215,118 collateralized by
   U.S. Government Agency Securities)(1)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $5,214,000)                                                       5,214,000
                                                                                                          ---------------

TOTAL INVESTMENTS (99.9%) (IDENTIFIED COST $130,347,217)(2)                                                   158,119,040

TOTAL OTHER ASSETS LESS LIABILITIES (0.1%)                                                                        235,569
                                                                                                          ---------------
TOTAL NET ASSETS (100.0%)                                                                                 $   158,354,609
                                                                                                          ===============

--------------------------------------------------------------------------------
(1)   See Note 2 for collateral information.
(2)   See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     93

================================================================================
                   ACCESSOR AGGRESSIVE GROWTH ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2007
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                    ALLOCATION     SHARES          VALUE
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (98.6%)

ACCESSOR FUNDS - ADVISOR CLASS SHARES (98.6%)
   Growth                                                                         26.1%         759,980  $    20,884,255
   International Equity                                                           36.4%       1,217,313       29,130,294
   Small to Mid Cap                                                               12.0%         308,687        9,575,478
   Value                                                                          24.1%         808,706       19,287,628
   U.S. Government Money                                                           0.0%              34               34
                                                                                                         ---------------
                                                                                                              78,877,689

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $62,801,630)                                                      78,877,689
                                                                                                         ---------------

                                                                   INTEREST     MATURITY     PRINCIPAL
SHORT-TERM INVESTMENTS (1.1%)                                        RATE         DATE        AMOUNT          VALUE

   STATE STREET REPURCHASE AGREEMENT                                3.860%     01/02/2008  $    880,000          880,000
                                                                                                         ---------------
   DATED 12/31/2007 (Repurchase value
   $880,189 collateralized by
   U.S. Government Agency Securities)(1)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $880,000)                                                          880,000
                                                                                                         ---------------

TOTAL INVESTMENTS (99.7%) (IDENTIFIED COST $63,681,630)(2)                                                    79,757,689

TOTAL OTHER ASSETS LESS LIABILITIES (0.3%)                                                                       269,201
                                                                                                         ---------------
TOTAL NET ASSETS (100.0%)                                                                                $    80,026,890
                                                                                                         ===============

--------------------------------------------------------------------------------
(1)   See Note 2 for collateral information.
(2)   See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
94                      ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                      STATEMENTS OF ASSETS AND LIABILITIES
                             AS OF DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                                                                       SMALL TO
                                                                 GROWTH              VALUE             MID CAP
-------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at value (Note 2)                           $    169,057,482    $   146,149,601    $   361,796,596
   Repurchase agreements, at value                                 2,891,000          1,598,000         10,313,000
                                                            -------------------------------------------------------
   TOTAL INVESTMENTS*                                            171,948,482        147,747,601        372,109,596
   Cash(2)                                                               415                974            142,800
   Receivable for investments sold                                 1,878,813                  -              6,098
   Receivable for capital shares sold                                 71,589            285,656            885,299
   Dividends and interest receivable                                 143,578            168,818            655,674
   Prepaid expenses and other assets                                  12,303             12,049             19,384
                                                            -------------------------------------------------------
   TOTAL ASSETS                                                  174,055,180        148,215,098        373,818,851
                                                            -------------------------------------------------------
LIABILITIES:
   Cash overdraft                                                          -                  -          7,819,343
   Securities sold short+                                                  -                  -         57,569,381
   Payable for investments securities purchased                    3,521,696            114,358                  -
   Payable for capital shares repurchased                            271,536              8,087          1,994,520
   Payable due to investment advisor (Note 3)                         64,984             58,613            160,263
   Money managers fee payable (Note 3)                               107,769             97,992            337,697
   Payable due to administrator (Note 3)                               7,335              6,520             13,428
   Director's fee payable                                                301                266                413
   Payable for transfer agent fees (Note 3)                           22,296             21,071             56,269
   Payable for 12b-1 & administrative services fees
      (Note 3)                                                        20,410              6,621             11,898
   Payable for futures contract settlement                                 -                  -              3,740
   Compliance (Note 3)                                                 1,059                959              1,949
   Dividends payable                                                       -                  -             39,125
   Accrued expenses and other liabilities                             37,711              7,733             57,097
                                                            -------------------------------------------------------
   TOTAL LIABILITIES                                               4,055,097            322,220         68,065,123
                                                            -------------------------------------------------------
   NET ASSETS                                               $    170,000,083    $   147,892,878    $   305,753,728
===================================================================================================================
NET ASSETS CONSIST OF:
   Paid-in capital                                          $    170,616,135    $   143,036,174    $   284,708,801
   Net unrealized appreciation (depreciation) of
     investments, futures contracts and other
     assets and liabilities                                        8,664,884          6,785,544         20,196,439
   Undistributed net investment income (loss)                         13,595             63,107                  -
   Accumulated net realized gain (loss) on investments,
     futures contracts, options and foreign currencies            (9,294,531)        (1,991,947)           848,488
                                                            -------------------------------------------------------
   NET ASSETS                                               $    170,000,083    $   147,892,878    $   305,753,728
===================================================================================================================
ADVISOR CLASS**
   Net assets                                               $    161,712,806    $   141,421,712    $   291,933,583
   Outstanding shares                                              5,884,668          5,930,824          9,411,354
   Net asset value, offering & redemption price per share   $          27.48    $         23.85    $         31.02
===================================================================================================================
INVESTOR CLASS**
   Net assets                                               $      2,036,820    $     2,053,092    $     4,719,539
   Outstanding shares                                                 75,816             86,018            158,575
   Net asset value, offering & redemption price per share   $          26.87    $         23.87    $         29.76
===================================================================================================================
C CLASS**
   Net assets                                               $      5,469,826    $     4,161,730    $     3,249,668
   Outstanding shares                                                205,541            174,940            109,608
   Net asset value & offering price per share(1)            $          26.61    $         23.79    $         29.65
===================================================================================================================
A CLASS**
   Net assets                                               $        780,631    $       256,344    $     5,850,938
   Outstanding shares                                                 28,600             10,753            191,212
   Net asset value & redemption price per share             $          27.30    $         23.84    $         30.60
   Public offering price per share                          $          28.97    $         25.29    $         32.47
===================================================================================================================
   * Investments, at cost (Note 6)                          $    163,283,598    $   140,962,057    $   356,527,202
   + Securities sold short, at proceeds (Note 2)            $              -    $             -    $    62,167,046

--------------------------------------------------------------------------------
** The par value at each class of shares for each Fund is $0.001. Accessor Funds, Inc. is authorized to issue 15 billion shares of common stock.
(1) The redemption price per shares excludes the applicable contingent deferred sales charges.
(2) For Small Mid Cap, amount represents restricted cash held as collateral to cover margin requirement for open futures contract as of December 31, 2007.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     95

================================================================================
                      STATEMENTS OF ASSETS AND LIABILITIES
                             AS OF DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                              INTERNATIONAL          TOTAL            HIGH YIELD
                                                                 EQUITY              RETURN              BOND
-------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at value (Note 2)                           $    256,190,105    $    57,116,135    $    75,066,385
   Repurchase agreements, at value                                         -          2,462,000                  -
                                                            -------------------------------------------------------
   TOTAL INVESTMENTS*                                            256,190,105         59,578,135         75,066,385
   Cash                                                                    -                  -                  -
   Receivable for investments sold                                16,589,212          2,319,206          1,001,250
   Receivable for capital shares sold                                163,874             63,450             13,271
   Unrealized gain on foreign currency contracts                      21,641                  -                  -
   Dividends and interest receivable                                 143,183            217,567          1,466,661
   Dividend tax reclaim                                               67,841                  -                  -
   Prepaid expenses and other assets                                  23,615                697             10,817
                                                            -------------------------------------------------------
   TOTAL ASSETS                                                  273,199,471         62,179,055         77,558,384
                                                            -------------------------------------------------------
LIABILITIES:
   Cash overdraft                                                  4,521,735                274            128,832
   Foreign Cash overdraft                                             42,780                  -                  -
   Payable for investments securities purchased                            -          5,030,782                  -
   Payable for capital shares repurchased                            558,351                  -             43,332
   Unrealized loss on foreign currency contracts                         861                  -                  -
   Payable due to investment advisor (Note 3)                        127,017              5,789             23,840
   Money managers fee payable (Note 3)                               314,046             55,717             51,770
   Payable due to administrator (Note 3)                              11,537              2,412              3,326
   Director's fee payable                                                458                285                102
   Payable for transfer agent fees (Note 3)                           35,791              4,136              8,771
   Payable for 12b-1 & administrative services fees
     (Note 3)                                                         14,811                  -              1,155
   Compliance (Note 3)                                                 1,707                354                474
   Accrued expenses and other liabilities                             93,265             12,369             16,267
                                                            -------------------------------------------------------
   TOTAL LIABILITIES                                               5,722,359          5,112,118            277,869
                                                            -------------------------------------------------------
   NET ASSETS                                               $    267,477,112    $    57,066,937    $    77,280,515
===================================================================================================================
NET ASSETS CONSIST OF:
   Paid-in capital                                          $    235,198,755    $    58,382,692    $    82,279,020
   Net unrealized appreciation (depreciation) of
     investments and other assets and liabilities                 24,197,825           (384,967)        (1,567,839)
   Undistributed net investment income (loss)                        (98,957)             1,039              6,446
   Accumulated net realized gain (loss) on investments,
     futures contracts, options and foreign currencies             8,179,489           (931,827)        (3,437,112)
                                                            -------------------------------------------------------
   NET ASSETS                                               $    267,477,112    $    57,066,937    $    77,280,515
===================================================================================================================
TOTAL RETURN**
   Net assets                                               $              -    $    57,066,937    $             -
   Outstanding shares                                                      -          5,796,220                  -
   Net asset value, offering & redemption price per share   $              -    $          9.85    $             -
===================================================================================================================
ADVISOR CLASS**
   Net assets                                               $    241,396,850    $             -    $    72,603,990
   Outstanding shares                                             10,087,658                  -          6,951,318
   Net asset value, offering & redemption price per share   $          23.93    $             -    $         10.44
===================================================================================================================
INVESTOR CLASS**
   Net assets                                               $      6,522,533    $             -    $     1,850,471
   Outstanding shares                                                281,834                  -            177,109
   Net asset value, offering & redemption price per share   $          23.14    $             -    $         10.45
===================================================================================================================
C CLASS**
   Net assets                                               $      7,630,793    $             -    $     1,415,982
   Outstanding shares                                                329,782                  -            135,757
   Net asset value & offering price per share(1)            $          23.14    $             -    $         10.43
===================================================================================================================
A CLASS**
   Net assets                                               $     11,926,936    $             -    $     1,410,072
   Outstanding shares                                                501,782                  -            135,113
   Net asset value & redemption price per share             $          23.77    $             -    $         10.44
   Public offering price per share                          $          25.22    $             -    $         10.96
===================================================================================================================
   *Investments, at cost (Note 6)                           $    231,938,080    $    59,963,102    $    76,634,224

--------------------------------------------------------------------------------
** The par value at each class of shares for each Fund is $0.001. Accessor Funds, Inc. is authorized to issue 15 billion shares of common stock.
(1) The redemption price per shares excludes the applicable contingent deferred sales charges.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
96                      ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                      STATEMENTS OF ASSETS AND LIABILITIES
                             AS OF DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                              INTERMEDIATE      SHORT-INTERMEDIATE      MORTGAGE
                                                              FIXED-INCOME         FIXED-INCOME        SECURITIES
-------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at value (Note 2)                           $     72,494,682    $       64,596,997    $ 56,475,269
   Repurchase agreements, at value                                 6,053,000             1,604,000       7,326,000
                                                            -------------------------------------------------------
   TOTAL INVESTMENTS*                                             78,547,682            66,200,997      63,801,269
   Cash                                                               10,618                25,392             258
   Receivable for investments sold and TBA sale
     commitments                                                           -                     -      49,672,641
   Receivable for capital shares sold                                 68,459                15,370           6,684
   Dividends and interest receivable                                 948,876               800,573         412,087
   Receivable for futures contract settlement                              -                     -          54,614
   TBA purchase commitments, at value
     (cost payable $38,968,269)                                            -                     -      39,154,522
   Prepaid expenses and other assets                                   7,496                10,087           7,377
                                                            -------------------------------------------------------
   TOTAL ASSETS                                                   79,583,131            67,052,419     153,109,452
                                                            -------------------------------------------------------
LIABILITIES:
   Cash overdraft                                                          -                     -               -
   Payable for investments securities purchased                            -                     -      69,776,099
   Payable for capital shares repurchased                            149,212               116,589         388,454
   Payable due to investment advisor (Note 3)                         23,826                18,893          20,638
   Money managers fee payable (Note 3)                                28,315                27,893          38,495
   Payable due to administrator (Note 3)                               3,470                 2,877           2,766
   Director's fee payable                                                216                    53             152
   Payable for transfer agent fees (Note 3)                            9,245                 8,211           7,582
   Payable for 12b-1 & administrative services fees
     (Note 3)                                                          4,205                   904           1,874
   Payable for future contract settlement                                  -                     -          83,830
   TBA sale commitments, at value
     (proceeds receivable $17,960,015)                                     -                     -      18,152,625
   Compliance (Note 3)                                                   500                   409             391
   Accrued expenses and other liabilities                             16,393                18,027          21,354
                                                            -------------------------------------------------------
   TOTAL LIABILITIES                                                 235,382               193,856      88,494,260
                                                            -------------------------------------------------------
   NET ASSETS                                               $     79,347,749    $       66,858,563    $ 64,615,192
===================================================================================================================
NET ASSETS CONSIST OF:
   Paid-in capital                                          $     84,183,881    $       74,925,142    $ 68,680,171
   Net unrealized appreciation (depreciation) of
     investments and other assets and liabilities                 (4,316,108)           (4,740,655)        575,955
   Undistributed net investment income (loss)                              -                12,671               -
   Accumulated net realized gain (loss) on investments,
     futures contracts, options and foreign currencies              (520,024)           (3,338,595)     (4,640,934)
                                                            -------------------------------------------------------
   NET ASSETS                                               $     79,347,749    $       66,858,563    $ 64,615,192
===================================================================================================================
ADVISOR CLASS**
   Net assets                                               $     71,408,542    $       65,016,473    $ 62,499,475
   Outstanding shares                                              6,576,079             5,806,459       5,030,606
   Net asset value, offering & redemption price per share   $          10.86    $            11.20    $      12.42
===================================================================================================================
INVESTOR CLASS**
   Net assets                                               $      7,082,877    $          567,890    $  1,259,083
   Outstanding shares                                                652,609                50,743         101,386
   Net asset value, offering & redemption price per share   $          10.85    $            11.19    $      12.42
===================================================================================================================
C CLASS**
   Net assets                                               $        856,330    $          968,228    $    856,634
   Outstanding shares                                                 78,849                86,587          68,856
   Net asset value & offering price per share(1)            $          10.86    $            11.18    $      12.44
===================================================================================================================
A CLASS**
   Net assets                                               $               +   $          305,972    $           ++
   Outstanding shares                                                      -                27,396
   Net asset value & redemption price per share             $              -    $            11.17    $          -
   Public offering price per share                          $              -    $            11.73    $          -
===================================================================================================================
   * Investments, at cost (Note 6)                          $     82,863,790    $       70,941,652    $ 63,181,146

--------------------------------------------------------------------------------
** The par value at each class of shares for each Fund is $0.001. Accessor Funds, Inc. is authorized to issue 15 billion shares of common stock.
+     Class A closed on April 10, 2007.
++    Class A closed on June 20, 2007.
1 The redemption price per shares excludes the applicable contingent deferred sales charges.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     97

================================================================================
                      STATEMENTS OF ASSETS AND LIABILITIES
                             AS OF DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                            LIMITED DURATION    U.S. GOVERNMENT
                                                            U.S. GOVERNMENT          MONEY
-------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at value (Note 2)                           $     61,715,022    $ 1,156,755,519
   Repurchase agreements, at value                                   974,117        270,385,000
                                                            -------------------------------------
   TOTAL INVESTMENTS*                                             62,689,139      1,427,140,519
   Cash                                                                    -              1,834
   Receivable for investments sold                                         -                  -
   Receivable for capital shares sold                                 80,365            583,312
   Receivable for paydowns                                            78,561                  -
   Dividends and interest receivable                                 388,739          2,778,326
   Prepaid expenses and other assets                                   2,576            170,282
                                                            -------------------------------------
   TOTAL ASSETS                                                   63,239,380      1,430,674,273
                                                            -------------------------------------
LIABILITIES:
   Distribution payable                                                    -          4,195,847
   Cash overdraft                                                          -                  -
   Payable for investments securities purchased                            -                  -
   Payable for capital shares repurchased                                  -            211,812
   Payable due to investment advisor (Note 3)                          7,014             93,385
   Payable due to administrator (Note 3)                               2,922             58,117
   Money managers fee payable (Note 3)                                45,465                  -
   Director's fee payable                                                188              1,392
   Payable for transfer agent fees (Note 3)                            4,974             65,611
   Payable for 12b-1 & administrative services fees                        -              4,551
     (Note 3)
   Payable for shareholder services (Note 3)                               -            281,568
   Compliance (Note 3)                                                   419              7,865
   Accrued expenses and other liabilities                             14,008            122,675
                                                            -------------------------------------
   TOTAL LIABILITIES                                                  74,990          5,042,823
                                                            -------------------------------------
   NET ASSETS                                               $     63,164,390    $ 1,425,631,450
=================================================================================================
NET ASSETS CONSIST OF:
   Paid-in capital                                          $     62,694,175    $ 1,425,959,274
   Net unrealized appreciation (depreciation) of
     investments and other assets and liabilities                    724,957                  -
   Undistributed net investment income (loss)                          8,856           (327,824)
   Accumulated net realized gain (loss) on investments,
     futures contracts, options, and foreign currencies             (263,598)                 -
                                                            -------------------------------------
   NET ASSETS                                               $     63,164,390    $ 1,425,631,450
=================================================================================================
LIMITED DURATION U.S. GOVERNMENT**
   Net assets                                               $     63,164,390                N/A
   Outstanding shares                                              5,212,575                N/A
   Net asset value, offering & redemption price per share   $          12.12                N/A
=================================================================================================
ADVISOR CLASS**
   Net assets                                                            N/A    $ 1,344,292,041
   Outstanding shares                                                    N/A      1,344,294,412
   Net asset value, offering & redemption price per share                N/A    $          1.00
=================================================================================================
INVESTOR CLASS**
   Net assets                                                            N/A    $    11,202,880
   Outstanding shares                                                    N/A         11,202,209
   Net asset value, offering & redemption price per share                N/A    $          1.00
=================================================================================================
C CLASS**
   Net assets                                                            N/A    $     1,506,946
   Outstanding shares                                                    N/A          1,506,911
   Net asset value & offering price per share(1)                         N/A    $          1.00
=================================================================================================
A CLASS**
   Net assets                                                            N/A    $     1,370,100
   Outstanding shares                                                    N/A          1,370,096
   Net asset value & redemption price per share                          N/A    $          1.00
   Public offering price per share                                       N/A                N/A
=================================================================================================
INSTITUTIONAL CLASS**
   Net assets                                                            N/A    $    67,259,483+
   Outstanding shares                                                    N/A         67,258,848
   Net asset value, offering & redemption price per share                N/A    $          1.00
=================================================================================================
   *Investments, at cost (Note 6)                           $     61,964,182    $ 1,427,140,519

--------------------------------------------------------------------------------
** The par value at each class of shares for each Fund is $0.001. Accessor Funds, Inc. is authorized to issue 15 billion shares of common stock.
+     Institutional Class shares commenced operation on January 4, 2007.
(1) The redemption price per shares excludes the applicable contingent deferred sales charges.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
98                      ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                      STATEMENTS OF ASSETS AND LIABILITIES
                             AS OF DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                                 INCOME             INCOME &            BALANCED
                                                               ALLOCATION       GROWTH ALLOCATION      ALLOCATION
---------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in affiliates, at value (Note 2)             $     17,237,402    $      40,533,288    $   120,081,136
   Repurchase agreements, at value                                 1,061,000            2,441,000          9,150,000
                                                            ---------------------------------------------------------
   TOTAL INVESTMENTS*                                             18,298,402           42,974,288        129,231,136
   Cash                                                                  561                   11                825
   Receivable for capital shares sold                                 23,559              733,213            228,926
   Dividends and interest receivable                                   3,458                1,634              5,689
   Prepaid expenses and other assets                                  15,827               17,133             23,202
                                                            ---------------------------------------------------------
   TOTAL ASSETS                                                   18,341,807           43,726,279        129,489,778
                                                            ---------------------------------------------------------
LIABILITIES:
   Payable for capital shares repurchased                              7,925              135,526             57,208
   Payable due to investment advisor (Note 3)                          1,546                3,722             10,998
   Payable due to administrator (Note 3)                                 156                  374              1,104
   Director's fee payable                                                 31                  114                235
   Payable for transfer agent expenses (Note 3)                           94                  183                631
   Payable for 12b-1 & administrative services fees                    4,038               12,915             36,052
     (Note 3)
   Compliance (Note 3)                                                   111                  271                795
   Accrued expenses and other liabilities                              3,532                6,935             17,430
                                                            ---------------------------------------------------------
   TOTAL LIABILITIES                                                  17,433              160,040            124,453
                                                            ---------------------------------------------------------
   NET ASSETS                                               $     18,324,374    $      43,566,239    $   129,365,325
=====================================================================================================================
NET ASSETS CONSIST OF:
   Paid-in capital                                          $     19,189,776    $      40,714,693    $   115,943,206
   Net unrealized appreciation (depreciation) of
     investments and other assets and liabilities                   (613,605)           2,745,020         12,631,737
   Undistributed net investment income (loss)                          1,242               27,996              3,146
   Accumulated net realized gain (loss) on investments,
     futures contracts, options and foreign currencies              (253,039)              78,530            787,236
                                                            ---------------------------------------------------------
   NET ASSETS                                               $     18,324,374    $      43,566,239    $   129,365,325
=====================================================================================================================
ADVISOR CLASS**
   Net assets                                               $     11,695,637    $      24,913,672    $    63,372,201
   Outstanding shares                                                809,632            1,536,338          3,664,966
   Net asset value, offering & redemption price per share   $          14.45    $           16.22    $         17.29
=====================================================================================================================
INVESTOR CLASS**
   Net assets                                               $      3,067,200    $       4,955,073    $    15,218,653
   Outstanding shares                                                212,510              305,706            880,777
   Net asset value, offering & redemption price per share   $          14.43    $           16.21    $         17.28
=====================================================================================================================
C CLASS**
   Net assets                                               $      2,872,367    $      10,464,524    $    21,039,724
   Outstanding shares                                                199,303              647,621          1,219,699
   Net asset value & offering price per share(1)            $          14.41    $           16.16    $         17.25
=====================================================================================================================
A CLASS**
   Net assets                                               $        689,170    $       3,232,970    $    29,734,747
   Outstanding shares                                                 47,729              199,590          1,721,827
   Net asset value & redemption price per share             $          14.44    $           16.20    $         17.27
   Public offering price per share                          $          15.16    $           17.19    $         18.32
=====================================================================================================================
   *Investments, at cost (Note 6)                           $     18,912,007    $      40,229,268    $   116,599,399

--------------------------------------------------------------------------------
** The par value at each class of shares for each Fund is $0.001. Accessor Funds, Inc. is authorized to issue 15 billion shares of common stock.
(1) The redemption price per shares excludes the applicable contingent deferred sales charges.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     99

================================================================================
                      STATEMENTS OF ASSETS AND LIABILITIES
                             AS OF DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                                  GROWTH &             GROWTH          AGGRESSIVE GROWTH
                                                              INCOME ALLOCATION      ALLOCATION           ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in affiliates, at value (Note 2)               $     159,323,549     $ 152,905,040      $      78,877,689
   Repurchase agreements, at value                                    9,820,000         5,214,000                880,000
                                                              -----------------------------------------------------------
   TOTAL INVESTMENTS*                                               169,143,549       158,119,040             79,757,689
   Cash                                                                     955               723                  1,009
   Receivable for capital shares sold                                   531,392           458,120                302,624
   Dividends and interest receivable                                      1,118               559                     94
   Prepaid expenses and other assets                                     25,947            23,742                 19,406
                                                              -----------------------------------------------------------
   TOTAL ASSETS                                                     169,702,961       158,602,184             80,080,822
                                                              -----------------------------------------------------------
LIABILITIES:
   Payable for capital shares repurchased                               133,634           148,529                 12,108
   Payable due to investment advisor (Note 3)                            14,392            13,382                  6,788
   Payable due to administrator (Note 3)                                  1,444             1,345                    681
   Director's fee payable                                                   298               281                    139
   Payable for transfer agent expenses (Note 3)                             823               766                    397
   Payable for 12b-1 & administrative services fees
     (Note 3)                                                            76,049            61,568                 22,141
   Compliance (Note 3)                                                    1,042               975                    495
   Accrued expenses and other liabilities                                22,988            20,729                 11,183
                                                              -----------------------------------------------------------
   TOTAL LIABILITIES                                                    250,670           247,575                 53,932
                                                              -----------------------------------------------------------
   NET ASSETS                                                 $     169,452,291     $ 158,354,609      $      80,026,890
=========================================================================================================================
NET ASSETS CONSIST OF:
   Paid-in capital                                            $     145,683,900     $ 128,251,283      $      62,672,549
   Net unrealized appreciation (depreciation) of
     investments and other assets and liabilities                    22,074,887        27,771,823             16,076,059
   Undistributed net investment income (loss)                             3,487                 -                      -
   Accumulated net realized gain (loss) on investments,
     futures contracts, options and foreign currencies                1,690,017         2,331,503              1,278,282
                                                              -----------------------------------------------------------
   NET ASSETS                                                 $     169,452,291     $ 158,354,609      $      80,026,890
=========================================================================================================================
ADVISOR CLASS**
   Net assets                                                 $      67,402,491     $  64,364,111      $      44,106,437
   Outstanding shares                                                 3,803,338         3,445,105              2,264,252
   Net asset value, offering & redemption price per share     $           17.72     $       18.68      $           19.48
=========================================================================================================================
INVESTOR CLASS**
   Net assets                                                 $      16,133,758     $  18,724,122      $      12,913,165
   Outstanding shares                                                   911,675         1,003,425                677,427
   Net asset value, offering & redemption price per share     $           17.70     $       18.66      $           19.06
=========================================================================================================================
C CLASS**
   Net assets                                                 $      55,879,633     $  45,686,381      $      10,143,490
   Outstanding shares                                                 3,167,455         2,460,350                537,907
   Net asset value & offering price per share(1)              $           17.64     $       18.57      $           18.86
=========================================================================================================================
A CLASS**
   Net assets                                                 $      30,036,409     $  29,579,995      $      12,863,798
   Outstanding shares                                                 1,699,696         1,584,698                666,094
   Net asset value & redemption price per share               $           17.67     $       18.67      $           19.31
   Public offering price per share                            $           18.75     $       19.81      $           20.49
=========================================================================================================================
   * Investments, at cost (Note 6)                            $     147,068,662     $ 130,347,217      $      63,681,630

--------------------------------------------------------------------------------
** The par value at each class of shares for each Fund is $0.001. Accessor Funds, Inc. is authorized to issue 15 billion shares of common stock.
(1) The redemption price per shares excludes the applicable contingent deferred sales charges.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
100                     ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                                                             SMALL TO      INTERNATIONAL
                                                            GROWTH           VALUE           MID CAP          EQUITY
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends (net of foreign withholding taxes
     of $2,776 for Small to Mid Cap Fund and
     $545,692 for International Equity Fund)            $   2,399,893    $   2,866,431    $   4,419,089    $   5,083,105
   Interest                                                    99,294          120,873          269,176          224,701
                                                        -----------------------------------------------------------------
   TOTAL INVESTMENT INCOME                                  2,499,187        2,987,304        4,688,265        5,307,806
                                                        -----------------------------------------------------------------
EXPENSES:
   Management fees (Note 3)                                   793,451          671,301        1,989,265        1,294,040
   Money managers fees (Note 3)                               662,733          372,944        1,130,684        1,054,313
   Transfer agent & administration fees (Note 3)              273,829          231,519          507,767          360,508
   Distribution fees - Investor Class (Note 3)                  2,730            5,647           13,042           10,918
   Distribution fees - C Class (Note 3)                        56,212           39,429           33,574           63,481
   Distribution fees - A Class (Note 3)                         2,988              888           12,429           24,587
   Investor Class Only (Note 3):
     Administrative services fees                               5,101            5,647           12,184           10,918
   Compliance fees (Note 3)                                     4,137            3,893            5,517            4,637
   Fund accounting fees                                        92,202           75,157          159,196          147,442
   Legal fees                                                  18,228           14,293           46,935           26,353
   Audit fees                                                  17,716           13,314           42,580           34,202
   Custodian fees                                              40,648            7,751           18,795          129,981
   Registration fees                                           37,804           44,886           50,797           56,691
   Directors fees                                               3,925            3,335            7,279            4,858
   Printing/postage expense                                     7,204            5,542           23,744            7,132
   Dividend expense                                                 -                -          187,283                -
   Other expenses                                              15,185           (3,295)           9,703           (9,813)
                                                        -----------------------------------------------------------------
   GROSS EXPENSES                                           2,034,093        1,492,251        4,250,774        3,220,248
     Custody Credits                                                -                -                -           (1,455)
                                                        -----------------------------------------------------------------
   NET EXPENSES                                             2,034,093        1,492,251        4,250,774        3,218,793
                                                        -----------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                               465,094        1,495,053          437,491        2,089,013
                                                        -----------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES):
   Net realized gain (loss) on:
     Investments                                           18,895,552       19,932,345       24,946,542       29,162,651
     Securities sold short                                          -                -          399,687                -
     Futures                                                        -           84,339          751,489                -
     Foreign currency                                               -                -                -         (874,837)
   Change in unrealized appreciation/depreciation
     of investments and other assets and liabilities       (9,555,074)     (17,524,728)     (41,034,409)      (6,326,636)
   Change in unrealized appreciation/depreciation
     of securities sold short                                       -                -        4,597,655                -
   Change in unrealized appreciation/depreciation
     of futures                                                     -          (10,019)          43,567                -
   Change in unrealized appreciation/depreciation
     of foreign currency                                            -                -                -          (54,200)
                                                        -----------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAINS (LOSSES)               9,340,478        2,481,937      (10,295,469)      21,906,978
                                                        -----------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS                                    $   9,805,572    $   3,976,990    $  (9,857,978)   $  23,995,991
=========================================================================================================================

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    101

================================================================================
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                            TOTAL          HIGH YIELD     INTERMEDIATE     SHORT-INTERMEDIATE
                                                           RETURN*           BOND         FIXED-INCOME        FIXED-INCOME
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                            $     311,418    $      46,285    $           -    $           10,469
   Interest                                                    77,865        6,209,981        4,361,750             6,465,042
   Other Income                                                     -           30,793          107,172               140,536
                                                        ----------------------------------------------------------------------
   TOTAL INVESTMENT INCOME                                    389,283        6,287,059        4,468,922             6,616,047
                                                        ----------------------------------------------------------------------
EXPENSES:
   Management fees (Note 3)                                    14,437          273,211          192,127               316,667
   Money managers fees (Note 3)                                60,152          189,721           78,148               120,790
   Transfer agent & administration fees (Note 3)                9,959          105,482           81,825               130,074
   Distribution fees - Investor Class (Note 3)                      -            2,239           15,642                 1,695
   Distribution fees - C Class (Note 3)                             -           13,386           13,926                10,905
   Distribution fees - A Class (Note 3)                             -            2,148                3                   447
   Investor Class Only (Note 3):
     Administrative services fees                                   -            3,901           15,517                 1,461
   Compliance fees (Note 3)                                       354              692              479                   718
   Fund accounting fees                                         6,015           46,882           37,609                62,665
   Legal fees                                                     734            4,616            3,604                 4,564
   Audit fees                                                   5,720            9,178            8,037                   861
   Custodian fees                                               1,348            4,809            5,034                12,022
   Registration fees                                            1,300           42,052           41,865                40,657
   Directors fees                                                 357            1,506            1,130                 2,101
   Printing/postage expense                                       982            4,118            2,697                 2,534
   Other expenses                                               3,231            6,791            7,607                  (125)
                                                        ----------------------------------------------------------------------
   GROSS EXPENSES                                             104,589          710,132          505,250               708,036
     Custody Credits                                                -             (272)            (342)                    -
                                                        ----------------------------------------------------------------------
   NET EXPENSES                                               104,589          710,460          504,908               708,036
                                                        ----------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                               284,694        5,576,599        3,964,014             5,908,011
                                                        ----------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES):
   Net realized gain (loss) on:
     Investments                                             (931,827)      (1,272,368)         992,192              (668,748)
   Change in unrealized appreciation/depreciation
     of investments and other assets and liabilities         (384,967)      (3,274,595)      (2,622,550)           (2,596,307)
                                                        ----------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAINS (LOSSES)              (1,316,794)      (4,546,963)      (1,630,358)           (3,265,055)
                                                        ----------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS                                    $  (1,032,100)   $   1,029,636    $   2,333,656    $        2,642,956
==============================================================================================================================

--------------------------------------------------------------------------------
*     Commenced operations on September 10, 2007.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
102                     ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                                   MORTGAGE         LIMITED DURATION     U.S. GOVERNMENT
                                                                  SECURITIES         U.S. GOVERNMENT          MONEY
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest                                                   $        2,968,357    $      2,917,330    $      67,461,954
                                                              ------------------------------------------------------------
   TOTAL INVESTMENT INCOME                                             2,968,357           2,917,330           67,461,954
                                                              ------------------------------------------------------------
EXPENSES:
   Management fees (Note 3)                                              194,568              70,890            1,066,912
   Money managers fees (Note 3)                                          135,116             172,686                    -
   Transfer agent & administration fees (Note 3)                          78,379              48,845              703,696
   Distribution fees - Investor Class (Note 3)                             2,852                   -               25,654
   Distribution fees - C Class (Note 3)                                    8,153                   -               14,299
   Distribution fees - A Class (Note 3)                                       15                   -                2,288
   Investor Class Only (Note 3):
     Administrative services fees                                          2,852                   -               25,654
   Shareholder services fees*
     ACM Administrative Plan - Advisor Class                                   -                   -            3,168,113
     ACM Administrative Plan - Investor Class                                  -                   -               25,662
     ACM Administrative Plan - C Class                                         -                   -                3,577
     ACM Administrative Plan - A Class                                         -                   -                2,288
   Compliance fees (Note 3)                                                  580                 554               13,016
   Fund accounting fees                                                   66,677              31,610              588,055
   Legal fees                                                              1,045               8,876              123,030
   Audit fees                                                              1,036               7,290              183,907
   Custodian fees                                                         12,162               5,379               39,528
   Registration fees                                                      47,705             (47,412)             (21,038)
   Directors fees                                                          1,127               1,360               28,815
   Printing/postage expense                                                2,316               2,766               46,052
   Interest expense                                                        4,109                   -                    -
   Other expenses                                                        (32,757)             10,039               50,877
                                                              ------------------------------------------------------------
   GROSS EXPENSES                                                        525,935             312,883            6,090,385
     Custody Credits                                                         (63)                (11)                 (60)
     Management fees waived                                                    -                   -               (2,373)
     Administration fees waived                                                -                   -                  (43)
                                                              ------------------------------------------------------------
   NET EXPENSES                                                          525,872             312,872            6,087,909
                                                              ------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                                        2,442,485           2,604,458           61,374,045
                                                              ------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES):
   Net realized gain (loss) on:
     Investments                                                         275,468              38,361                    -
     Futures                                                              43,084                   -                    -
   Change in unrealized appreciation/depreciation of
     investments and other assets and liabilities                        834,839             851,724                    -
   Change in unrealized appreciation/depreciation of
     futures                                                             (75,862)                  -                    -
                                                              ------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAINS (LOSSES)                          1,077,529             890,085                    -
                                                              ------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS      $        3,520,014    $      3,494,543    $      61,374,045
==========================================================================================================================

--------------------------------------------------------------------------------
* Shareholder Services fees are not charged to the Institutional Class shares in the U.S. Government Money Fund.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    103

================================================================================
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                                     INCOME          INCOME & GROWTH        BALANCED
                                                                   ALLOCATION          ALLOCATION          ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends from affiliated investment company shares        $        1,052,159    $      1,382,127    $       3,338,584
   Interest                                                               56,071              97,805              210,182
                                                              ------------------------------------------------------------
   TOTAL INVESTMENT INCOME                                             1,108,230           1,479,932            3,548,766
                                                              ------------------------------------------------------------
EXPENSES:
   Management fees (Note 3)                                               18,364              37,150              118,611
   Transfer agent & administration fees (Note 3)                             311                 603                2,036
   Distribution fees - Investor Class (Note 3)                             8,058              12,236               35,522
   Distribution fees - C Class (Note 3)                                   30,641              98,399              209,752
   Distribution fees - A Class (Note 3)                                    1,820               9,611               76,556
   Investor Class Only (Note 3):
     Administrative services fees                                          8,058              12,236               35,522
   Compliance fees (Note 3)                                                  152                 346                1,044
   Fund accounting fees                                                    2,813               5,609               17,400
   Legal fees                                                                927               1,914                5,848
   Audit fees                                                              3,097               6,904               21,572
   Custodian fees                                                            394                 590                  699
   Registration fees                                                      36,171              40,251               45,033
   Directors fees                                                            433                 902                2,763
   Printing/postage expense                                                1,123               2,387                7,194
   Corporate expense                                                          45                  90                   90
   Other expense                                                         (10,910)             (8,367)              (8,321)
                                                              ------------------------------------------------------------
   GROSS EXPENSES                                                        101,497             220,861              571,321
     Custody credits                                                           -                   -                    -
                                                              ------------------------------------------------------------
   NET EXPENSES                                                          101,497             220,861              571,321
                                                              ------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                                        1,006,733           1,259,071            2,977,445
                                                              ------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gain (loss) on sales of affiliated investment
     company shares                                                     (182,309)            (28,339)            (153,528)
   Realized gain distributions from affiliated investment
     company shares                                                            -             523,324            2,357,429
   Change in unrealized appreciation/depreciation of
     affiliated investments                                             (328,671)           (490,379)            (819,580)
                                                              ------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAINS (LOSSES)                           (510,980)              4,606            1,384,321
                                                              ------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS      $          495,753    $      1,263,677    $       4,361,766
==========================================================================================================================

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
104                     ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                                   GROWTH &              GROWTH         AGGRESSIVE GROWTH
                                                               INCOME ALLOCATION       ALLOCATION           ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends from affiliated investment company shares        $        3,733,588    $      1,986,058    $         484,494
   Interest                                                              229,443             135,021               46,208
                                                              ------------------------------------------------------------
   TOTAL INVESTMENT INCOME                                             3,963,031           2,121,079              530,702
                                                              ------------------------------------------------------------
EXPENSES:
   Management fees (note 3)                                              159,282             148,803               76,014
   Transfer agent & administration fees (Note 3)                           2,673               2,497                1,299
   Distribution fees - Investor Class (Note 3)                            35,731              42,623               31,111
   Distribution fees - C Class (Note 3)                                  544,495             429,177               94,387
   Distribution fees - A Class (Note 3)                                   93,518              91,867               40,675
   Investor Class Only (Note 3):
     Administrative services fees                                         35,731              42,623               31,111
   Compliance fees (Note 3)                                                1,351               1,267                  655
   Fund accounting fees                                                   23,801              22,203               11,337
   Legal fees                                                              7,943               7,444                3,786
   Audit fees                                                             28,363              26,455               13,558
   Custodian fees                                                          2,969                 690                  668
   Registration fees                                                      48,975              48,200               42,302
   Directors fees                                                          3,731               3,487                1,786
   Printing/postage expense                                               10,677              11,077                5,924
   Corporate expenses                                                        180                 180                   90
   Other expense                                                          (6,559)             (9,482)              (2,656)
                                                              ------------------------------------------------------------
   GROSS EXPENSES                                                        992,861             869,111              352,047
     Custody credits                                                           -                   -                    -
                                                              ------------------------------------------------------------
   NET EXPENSES                                                          992,861             869,111              352,047
                                                              ------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                                        2,970,170           1,251,968              178,655
                                                              ------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gain (loss) on sales of affiliated
     investment company shares                                           107,399              67,038              110,506
   Realized gain distributions from affiliated
     investment company shares                                         3,706,854           4,232,734            2,426,582
   Change in unrealized appreciation/depreciation of
     affiliated investments                                             (979,590)            805,980              848,976
                                                              ------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAINS (LOSSES)                          2,834,663           5,105,752            3,386,064
                                                              ------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS      $        5,804,833    $      6,357,720    $       3,564,719
==========================================================================================================================

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    105

================================================================================
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    GROWTH                             VALUE
                                                        -----------------------------------------------------------------
                                                          YEAR ENDED       YEAR ENDED      YEAR ENDED        YEAR ENDED
                                                        DEC. 31, 2007    DEC. 31, 2006    DEC. 31, 2007    DEC. 31, 2006
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
   Net investment income (loss)                         $     465,094    $     421,665    $   1,495,053    $   1,734,360
   Net realized gain (loss) on investments
     transactions                                          18,895,552        7,363,054       20,016,684        4,504,086
   Change in unrealized net
     appreciation/depreciation of investments              (9,555,074)       3,777,645      (17,534,747)      13,209,383
                                                        -----------------------------------------------------------------
   NET INCREASE (DECREASE) FROM OPERATIONS                  9,805,572       11,562,364        3,976,990       19,447,829

DISTRIBUTIONS FROM:
   Net investment income
     Advisor Class                                           (452,345)        (437,408)      (1,416,854)      (1,752,194)
     Investor Class                                            (1,598)          (3,228)         (10,503)         (21,153)
     C Class                                                        -                -           (2,751)         (16,479)
     A Class                                                     (451)            (852)          (1,838)         (13,379)
                                                        -----------------------------------------------------------------
   Total                                                     (454,394)        (441,488)      (1,431,946)      (1,803,205)
                                                        -----------------------------------------------------------------
   Net realized gain
     Advisor Class                                                  -                -       (3,893,810)               -
     Investor Class                                                 -                -          (55,511)               -
     C Class                                                        -                -         (110,463)               -
     A Class                                                        -                -           (6,892)               -
                                                        -----------------------------------------------------------------
   Total                                                            -                -       (4,066,676)               -
                                                        -----------------------------------------------------------------
   NET DECREASE FROM DISTRIBUTIONS                           (454,394)        (441,488)      (5,498,622)      (1,803,205)

CAPITAL SHARE TRANSACTIONS (NOTE 4):
   Proceeds from subscriptions                             21,427,027       56,527,493       33,153,907       21,711,651
   Reinvestment of distributions                               85,215           92,612        1,020,292          289,125
   Cost of redemptions                                    (47,287,971)     (21,971,792)     (18,853,669)     (21,636,538)
                                                        -----------------------------------------------------------------
   NET INCREASE (DECREASE) FROM CAPITAL SHARE
     TRANSACTIONS                                         (25,775,729)      34,648,313       15,320,530          364,238
                                                        -----------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                (16,424,551)      45,769,189       13,798,898       18,008,862

NET ASSETS:
   Beginning of period                                    186,424,634      140,655,445      134,093,980      116,085,118
                                                        -----------------------------------------------------------------
   End of period                                          170,000,083      186,424,634      147,892,878      134,093,980
=========================================================================================================================

UNDISTRIBUTED NET INVESTMENT INCOME                     $      13,595    $      23,634    $      63,107    $         978

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
106                     ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     SMALL TO MID CAP                  INTERNATIONAL EQUITY
                                              -----------------------------------------------------------------
                                               YEAR ENDED        YEAR ENDED      YEAR ENDED       YEAR ENDED
                                              DEC. 31, 2007    DEC. 31, 2006    DEC. 31, 2007    DEC. 31, 2006
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
   Net investment income (loss)               $     437,491    $     353,279    $   2,089,013    $     645,230
   Net realized gain (loss) on investments
     transactions                                26,097,718       13,190,212       28,287,814       17,099,089
   Change in unrealized appreciation/
     depreciation of investments                (36,393,187)      17,504,235       (6,380,836)      21,184,892
                                              -----------------------------------------------------------------
   NET INCREASE (DECREASE) FROM OPERATIONS       (9,857,978)      31,047,726       23,995,991       38,929,211

DISTRIBUTIONS FROM:
   Net investment income
      Advisor Class                                (647,119)        (137,802)      (1,919,711)        (702,905)
      Investor Class                                      -                -          (26,974)          (1,667)
      C Class                                             -                -                -                -
      A Class                                        (1,393)               -          (62,429)          (2,654)
                                              -----------------------------------------------------------------
   Total                                           (648,512)        (137,802)      (2,009,114)        (707,226)
                                              -----------------------------------------------------------------
   Net realized gain
      Advisor Class                                (448,801)               -      (17,221,297)               -
      Investor Class                                 (7,623)               -         (471,705)               -
      C Class                                        (5,255)               -         (547,546)               -
      A Class                                        (9,062)               -         (841,394)               -
                                              -----------------------------------------------------------------
   Total                                           (470,741)               -      (19,081,942)               -
                                              -----------------------------------------------------------------
   NET DECREASE FROM DISTRIBUTIONS               (1,119,253)        (137,802)     (21,091,056)        (707,226)

CAPITAL SHARE TRANSACTIONS (NOTE 4):
   Proceeds from subscriptions                   99,606,619      148,884,481      162,898,790       52,512,198
   Reinvestment of distributions                    384,819           50,977        6,750,937          150,265
   Cost of redemptions                          (79,559,428)     (46,129,653)     (65,172,326)     (35,048,543)
                                              -----------------------------------------------------------------
   NET INCREASE (DECREASE) FROM CAPITAL SHARE
     TRANSACTIONS                                20,432,010      102,805,805      104,477,401       17,613,920
                                              -----------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS        9,454,779      133,715,729      107,382,366       55,835,905

NET ASSETS:
   Beginning of period                          296,298,949      162,583,220      160,094,776      104,258,871
                                              -----------------------------------------------------------------
   End of period                                305,753,728      296,298,949      267,477,112      160,094,776
===============================================================================================================

   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) $           -    $           -    $     (98,957)   $     103,182

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    107

================================================================================
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 TOTAL RETURN                   HIGH YIELD BOND
                                                        ---------------------------------------------------------------
                                                         PERIOD ENDED                     YEAR ENDED       YEAR ENDED
                                                        DEC. 31, 2007*                  DEC. 31, 2007    DEC. 31, 2006
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
   Net investment income (loss)                         $     284,694                   $   5,576,599    $   4,124,066
   Net realized gain (loss) on investments
     transactions                                            (931,827)                     (1,272,368)        (194,436)
   Change in unrealized appreciation (depreciation)
     of investments                                          (384,967)                     (3,274,595)       1,873,062
                                                        ---------------------------------------------------------------
   NET INCREASE (DECREASE) FROM OPERATIONS                 (1,032,100)                      1,029,636        5,802,692

   DISTRIBUTIONS FROM:
   Net investment income
     Total Return Fund                                       (283,655)                            N/A              N/A
     High Yield Bond Fund
      Advisor Class                                               N/A                      (5,322,809)      (3,994,590)
      Investor Class                                              N/A                        (118,505)         (38,553)
      C Class                                                     N/A                         (84,467)        (111,530)
      A Class                                                     N/A                         (66,267)         (11,904)
                                                        ---------------------------------------------------------------
   Total                                                     (283,655)                     (5,592,048)      (4,156,577)
                                                        ---------------------------------------------------------------

   NET DECREASE FROM DISTRIBUTIONS                           (283,655)                     (5,592,048)      (4,156,577)

   CAPITAL SHARE TRANSACTIONS (NOTE 4):
   Proceeds from subscriptions                             59,599,601                      40,388,966       27,644,566
   Reinvestment of distributions                               23,600                       1,322,001          649,068
   Cost of redemptions                                     (1,240,509)                    (22,259,158)     (20,039,789)
                                                        ---------------------------------------------------------------
   NET INCREASE FROM CAPITAL
     SHARE TRANSACTIONS                                    58,382,692                      19,451,809        8,253,845
                                                        ---------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                 57,066,937                      14,889,397        9,899,960

   NET ASSETS:
   Beginning of period                                              -                      62,391,118       52,491,158
                                                        ---------------------------------------------------------------
   End of period                                           57,066,937                      77,280,515       62,391,118
=======================================================================================================================

   UNDISTRIBUTED NET INVESTMENT INCOME                  $       1,039                   $       6,446    $      17,467

--------------------------------------------------------------------------------
*     Commenced operations on September 10, 2007.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
108                     ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          INTERMEDIATE FIXED-INCOME       SHORT-INTERMEDIATE FIXED-INCOME
                                                        ------------------------------------------------------------------
                                                          YEAR ENDED       YEAR ENDED       YEAR ENDED        YEAR ENDED
                                                        DEC. 31, 2007    DEC. 31, 2006    DEC. 31, 2007     DEC. 31, 2006
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
   Net investment income (loss)                         $   3,964,014    $   3,547,527    $   5,908,011     $   5,316,286
   Net realized gain (loss) on investment
     transactions                                             992,192         (852,718)        (668,748)         (474,155)
   Change in unrealized appreciation
     (depreciation) of investments                         (2,622,550)      (1,305,424)      (2,596,307)         (876,106)
                                                        ------------------------------------------------------------------
   NET INCREASE (DECREASE) FROM OPERATIONS                  2,333,656        1,389,385        2,642,956         3,966,025

DISTRIBUTIONS FROM:
   Net investment income
     Advisor Class                                         (3,524,554)      (3,156,639)      (5,916,179)       (5,321,459)
     Investor Class                                          (420,190)         (99,401)         (40,161)          (40,142)
     C Class                                                  (77,896)        (295,436)         (59,943)          (53,373)
     A Class                                                      (18)          (3,222)         (12,208)           (4,656)
                                                        ------------------------------------------------------------------
   Total                                                   (4,022,658)      (3,554,698)      (6,028,491)       (5,419,630)
                                                        ------------------------------------------------------------------

   NET DECREASE FROM DISTRIBUTIONS                         (4,022,658)      (3,554,698)      (6,028,491)       (5,419,630)

CAPITAL SHARE TRANSACTIONS (NOTE 4):
   Proceeds from subscriptions                             56,400,568       22,992,923       19,598,845        41,297,730
   Reinvestment of distributions                            1,893,794        1,586,614        1,084,883           598,428
   Cost of redemptions                                    (20,353,810)     (38,049,046)     (59,750,378)      (32,524,900)
                                                        ------------------------------------------------------------------
   NET INCREASE (DECREASE) FROM CAPITAL
     SHARE TRANSACTIONS                                    37,940,552      (13,469,509)     (39,066,650)        9,371,258
                                                        ------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                 36,251,550      (15,634,822)     (42,452,185)        7,917,653

NET ASSETS:
   Beginning of period                                     43,096,199       58,731,021      109,310,748       101,393,095
                                                        ------------------------------------------------------------------
   End of period                                           79,347,749       43,096,199       66,858,563       109,310,748
==========================================================================================================================

   UNDISTRIBUTED NET INVESTMENT INCOME                  $           -    $      29,933    $      12,671     $      65,509

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    109

================================================================================
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             MORTGAGE SECURITIES
                                                        -------------------------------
                                                          YEAR ENDED       YEAR ENDED
                                                        DEC. 31, 2007    DEC. 31, 2006
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
   Net investment income (loss)                         $   2,442,485    $   4,368,514
   Net realized gain (loss) on investment
     transactions                                             318,552       (4,156,666)
   Change in unrealized appreciation
     (depreciation) of investments                            758,977        1,686,304
                                                        -------------------------------
   NET INCREASE (DECREASE) FROM OPERATIONS                  3,520,014        1,898,152

DISTRIBUTIONS FROM:
   Net investment income
      Advisor Class                                        (2,318,325)      (4,396,119)
      Investor Class                                          (45,845)         (38,652)
      C Class                                                 (28,055)         (31,765)
      A Class                                                    (125)          (6,673)
                                                        -------------------------------
   Total                                                   (2,392,350)      (4,473,209)
                                                        -------------------------------
   Net realized gain
      Advisor Class                                                 -         (283,767)
      Investor Class                                                -           (5,285)
      C Class                                                       -           (4,584)
      A Class                                                       -             (963)
                                                        -------------------------------
   Total                                                            -         (294,599)
                                                        -------------------------------
   NET DECREASE FROM DISTRIBUTIONS                         (2,392,350)      (4,767,808)

CAPITAL SHARE TRANSACTIONS (NOTE 4):
   Proceeds from subscriptions                             25,540,625       11,033,490
   Reinvestment of distributions                            1,006,075        1,081,848
   Cost of redemptions                                    (12,944,076)    (120,193,478)
                                                        -------------------------------
   NET INCREASE (DECREASE) FROM CAPITAL SHARE
     TRANSACTIONS                                          13,602,624     (108,078,140)
                                                        -------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                 14,730,288     (110,947,796)

NET ASSETS:
   Beginning of period                                     49,884,904      160,832,700
                                                        -------------------------------
   End of period                                           64,615,192       49,884,904
=======================================================================================

   UNDISTRIBUTED NET INVESTMENT INCOME                  $           -    $       2,648

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
110                     ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    LIMITED DURATION U.S. GOVT.              U.S. GOVERNMENT MONEY
                                                  ----------------------------------------------------------------------
                                                    YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                  DEC. 31, 2007     DEC. 31, 2006     DEC. 31, 2007      DEC. 31, 2006
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
   Net investment income (loss)                   $  2,604,458     $  1,953,464      $    61,374,045   $     54,868,088
   Net realized gain (loss) on investment
     transactions                                       38,361          (71,070)                   -                  -
   Change in unrealized appreciation
     (depreciation) of investments                     851,724          434,701                    -                  -
                                                  ----------------------------------------------------------------------
   NET INCREASE (DECREASE) FROM OPERATIONS           3,494,543        2,317,095           61,374,045         54,868,088

DISTRIBUTIONS FROM:
   Net investment income
     Limited Duration U.S. Government Fund          (2,608,520)      (2,075,569)                 N/A                N/A
     U.S. Government Money Fund
      Advisor Class                                        N/A              N/A          (58,279,369)       (54,392,636)
      Investor Class                                       N/A              N/A             (419,796)          (454,489)
      C Class                                              N/A              N/A              (51,471)           (78,247)
      A Class                                              N/A              N/A              (39,059)            (8,949)
      Institutional Class                                  N/A              N/A           (2,587,309)               N/A
                                                  ----------------------------------------------------------------------
   Total                                            (2,608,520)      (2,075,569)         (61,377,004)       (54,934,321)
                                                  ----------------------------------------------------------------------
   NET DECREASE FROM DISTRIBUTIONS                  (2,608,520)      (2,075,569)         (61,377,004)       (54,934,321)

CAPITAL SHARE TRANSACTIONS (NOTE 4):
   Proceeds from subscriptions                      41,078,024        7,251,707        3,320,035,764      3,733,422,810
   Reinvestment of distributions                       481,171           38,701            1,835,848          1,084,183
   Cost of redemptions                             (34,002,017)     (10,950,358)      (3,341,701,354)    (3,563,775,940)
                                                  ----------------------------------------------------------------------
   NET INCREASE (DECREASE) FROM CAPITAL
     SHARE TRANSACTIONS                              7,557,178       (3,659,950)         (19,829,742)       170,731,053
                                                  ----------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS           8,443,201       (3,418,424)         (19,832,701)       170,664,820

NET ASSETS:
   Beginning of period                              54,721,189       58,139,613        1,445,464,151      1,274,799,331
                                                  ----------------------------------------------------------------------
   End of period                                    63,164,390       54,721,189        1,425,631,450      1,445,464,151
========================================================================================================================

   UNDISTRIBUTED NET INVESTMENT INCOME/
     (DISTRIBUTION IN EXCESS)                     $      8,856     $      2,291      $      (327,824)  $       (324,865)

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    111

================================================================================
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           INCOME ALLOCATION              INCOME & GROWTH ALLOCATION
                                                     ------------------------------------------------------------------
                                                       YEAR ENDED      YEAR ENDED        YEAR ENDED         YEAR ENDED
                                                     DEC. 31, 2007    DEC. 31, 2006     DEC. 31, 2007     DEC. 31, 2006
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
   Net investment income (loss)                      $  1,006,733     $    766,304      $   1,259,071     $  1,014,823
   Net realized gain (loss) on sales and gain
   distributions of investment company shares            (182,309)         (56,792)           494,985         (131,568)
   Change in unrealized appreciation (depreciation)
      of investments and other assets and
      liabilities                                        (328,671)         (44,406)          (490,379)       1,593,526
                                                     ------------------------------------------------------------------
   NET INCREASE (DECREASE) FROM OPERATIONS                495,753          665,106          1,263,677        2,476,781

DISTRIBUTIONS FROM:
   Net investment income
      Advisor Class                                      (659,807)        (498,191)          (868,240)        (526,863)
      Investor Class                                     (170,065)        (142,146)          (181,677)        (132,809)
      C Class                                            (146,537)         (85,969)          (321,938)        (253,672)
      A Class                                             (36,618)         (43,612)          (110,935)        (111,224)
                                                     ------------------------------------------------------------------
   Total                                               (1,013,027)        (769,918)        (1,482,790)      (1,024,568)
                                                     ------------------------------------------------------------------
   Net realized gain
      Advisor Class                                             -                -            (15,630)         (13,647)
      Investor Class                                            -                -             (3,170)          (4,397)
      C Class                                                   -                -             (6,709)          (8,858)
      A Class                                                   -                -             (2,153)          (3,263)
                                                     ------------------------------------------------------------------
   Total                                                        -                -            (27,662)         (30,165)
                                                     ------------------------------------------------------------------
   NET DECREASE FROM DISTRIBUTIONS                     (1,013,027)        (769,918)        (1,510,452)      (1,054,733)

CAPITAL SHARE TRANSACTIONS (NOTE 4):
   Proceeds from subscriptions                          6,867,783        8,974,459         23,583,095       12,623,438
   Reinvestment of distributions                          612,877          466,843          1,189,458          762,417
   Cost of redemptions                                 (5,766,289)      (6,288,575)       (14,307,924)     (10,769,040)
                                                     ------------------------------------------------------------------
   NET INCREASE (DECREASE) FROM CAPITAL
      SHARE TRANSACTIONS                                1,714,371        3,152,727         10,464,629        2,616,815
                                                     ------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS              1,197,097        3,047,915         10,217,854        4,038,863

NET ASSETS:
   Beginning of period                                 17,127,277       14,079,362         33,348,385       29,309,522
                                                     ------------------------------------------------------------------
   End of period                                       18,324,374       17,127,277         43,566,239       33,348,385
=======================================================================================================================

   UNDISTRIBUTED NET INVESTMENT INCOME               $      1,242     $      7,536      $      27,996     $     10,327

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
112                     ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                             BALANCED ALLOCATION           GROWTH & INCOME ALLOCATION
                                                       -----------------------------------------------------------------
                                                        YEAR ENDED        YEAR ENDED      YEAR ENDED       YEAR ENDED
                                                       DEC. 31, 2007    DEC. 31, 2006    DEC. 31, 2007    DEC. 31, 2006
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
   Net investment income (loss)                        $   2,977,445    $   2,001,672    $   2,970,170    $   2,294,693
   Net realized gain (loss) on sales and gain
     distributions of investment company shares            2,203,901         (339,759)       3,814,253         (425,662)
   Change in unrealized appreciation (depreciation)
     of investments and other assets and liabilities        (819,580)       7,031,261         (979,590)      12,050,890
                                                       -----------------------------------------------------------------
   NET INCREASE (DECREASE) FROM OPERATIONS                 4,361,766        8,693,174        5,804,833       13,919,921

DISTRIBUTIONS FROM:
   Net investment income
      Advisor Class                                       (2,236,303)      (1,171,597)      (2,121,998)      (1,132,508)
      Investor Class                                        (452,168)        (296,268)        (421,852)        (176,296)
      C Class                                               (549,117)        (339,213)      (1,263,420)        (563,150)
      A Class                                               (806,102)        (215,247)        (835,242)        (459,362)
                                                       -----------------------------------------------------------------
   Total                                                  (4,043,690)      (2,022,325)      (4,642,512)      (2,331,316)
                                                       -----------------------------------------------------------------

   Net realized gain
      Advisor Class                                                -             (190)               -             (511)
      Investor Class                                               -              (46)               -             (104)
      C Class                                                      -              (76)               -             (455)
      A Class                                                      -              (39)               -             (273)
                                                       -----------------------------------------------------------------
   Total                                                           -             (351)               -           (1,343)
                                                       -----------------------------------------------------------------
   NET DECREASE FROM DISTRIBUTIONS                        (4,043,690)      (2,022,676)      (4,642,512)      (2,332,659)

CAPITAL SHARE TRANSACTIONS (NOTE 4):
   Proceeds from subscriptions                            60,953,136       42,142,100       63,319,686       40,488,583
   Reinvestment of distributions                           3,449,976        1,654,515        4,218,905        2,042,089
   Cost of redemptions                                   (34,375,953)     (22,198,605)     (33,913,304)     (30,031,063)
                                                       -----------------------------------------------------------------
   NET INCREASE FROM CAPITAL SHARE TRANSACTIONS           30,027,159       21,598,010       33,625,287       12,499,609
                                                       -----------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                30,345,235       28,268,508       34,787,608       24,086,871

 NET ASSETS:
   Beginning of period                                    99,020,090       70,751,582      134,664,683      110,577,812
                                                       -----------------------------------------------------------------
   End of period                                         129,365,325       99,020,090      169,452,291      134,664,683
========================================================================================================================

   UNDISTRIBUTED NET INVESTMENT INCOME                 $       3,146    $      22,107    $       3,487    $       8,984

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    113

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             GROWTH ALLOCATION            AGGRESSIVE GROWTH ALLOCATION
                                                       -----------------------------------------------------------------
                                                        YEAR ENDED        YEAR ENDED      YEAR ENDED       YEAR ENDED
                                                       DEC. 31, 2007    DEC. 31, 2006    DEC. 31, 2007    DEC. 31, 2006
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
   Net investment income (loss)                        $   1,251,968    $   1,068,441    $     178,655    $     132,766
   Net realized gain (loss) on sales and gain
      distributions of investment company shares           4,299,772          157,343        2,537,088          226,153
   Change in unrealized appreciation (depreciation)
      of investments and other assets and liabilities        805,980       14,162,400          848,976        8,236,216
                                                       -----------------------------------------------------------------
   NET INCREASE (DECREASE) FROM OPERATIONS                 6,357,720       15,388,184        3,564,719        8,595,135

DISTRIBUTIONS FROM:
   Net investment income
      Advisor Class                                       (1,571,358)        (607,793)        (831,098)        (107,510)
      Investor Class                                        (362,497)        (136,228)        (186,497)         (12,552)
      C Class                                               (719,353)        (122,497)        (111,039)               -
      A Class                                               (611,067)        (202,023)        (202,270)         (12,947)
                                                       -----------------------------------------------------------------
   Total                                                  (3,264,275)      (1,068,541)      (1,330,904)        (133,009)
                                                       -----------------------------------------------------------------

   Net realized gain
      Advisor Class                                          (24,740)               -          (57,180)               -
      Investor Class                                          (7,137)               -          (17,086)               -
      C Class                                                (17,565)               -          (13,706)               -
      A Class                                                (11,317)               -          (16,794)               -
                                                       -----------------------------------------------------------------
   Total                                                     (60,759)               -         (104,766)               -
                                                       -----------------------------------------------------------------
   NET DECREASE FROM DISTRIBUTIONS                        (3,325,034)      (1,068,541)      (1,435,670)        (133,009)

CAPITAL SHARE TRANSACTIONS (NOTE 4):
   Proceeds from subscriptions                            54,211,344       38,858,976       28,186,631       25,902,493
   Reinvestment of distributions                           3,085,806          979,552        1,306,970          116,959
   Cost of redemptions                                   (27,920,696)     (28,377,847)     (17,827,684)     (13,561,250)
                                                       -----------------------------------------------------------------
   NET INCREASE FROM CAPITAL SHARE TRANSACTIONS           29,376,454       11,460,681       11,665,917       12,458,202
                                                       -----------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                32,409,140       25,780,324       13,794,966       20,920,328

NET ASSETS:
   Beginning of period                                   125,945,469      100,165,145       66,231,924       45,311,596
                                                       -----------------------------------------------------------------
   End of period                                         158,354,609      125,945,469       80,026,890       66,231,924
========================================================================================================================

   UNDISTRIBUTED NET INVESTMENT INCOME                 $           -    $      24,253    $           -    $       6,035

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
114                     ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------
1. ORGANIZATION |
----------------- Accessor Funds, Inc. ("Accessor Funds") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company consisting of 18 investment portfolios (individually, a "Fund", and collectively, the "Funds"). This report covers the following eleven Funds: Growth Fund, Value Fund, Small to Mid Cap Fund, Total Return Fund (the "Equity Funds"), International Equity Fund (the "International Fund"), High Yield Bond Fund, Intermediate Fixed-Income Fund, Short-Intermediate Fixed-Income Fund, Mortgage Securities Fund, (the "Bond Funds"), Limited Duration U.S. Government Fund ("Limited Duration Fund"), and U.S. Government Money Fund (the "Money Fund"); and the following six Accessor Allocation Funds:
Accessor Income Allocation Fund, Accessor Income & Growth Allocation Fund, Accessor Balanced Allocation Fund, Accessor Growth & Income Allocation Fund, Accessor Growth Allocation Fund, and Accessor Aggressive Growth Allocation Fund (the "Accessor Allocation Funds" or the "Allocation Funds"). Accessor Funds was incorporated in Maryland on June 10, 1991. Each Fund (other than the Intermediate Fixed-Income Fund, Mortgage Securities Fund, Limited Duration Fund, U.S. Government Money Fund and the Total Return Fund) offers four classes of shares: Advisor Class Shares, Investor Class Shares, A Class Shares and C Class Shares. The Intermediate Fixed-Income Fund A Class Shares closed on April 10, 2007, the Mortgage Securities Fund A Class Shares closed on June 20, 2007 and the U.S. Government Money Fund Institutional Class Shares commenced operations on January 4, 2007. These Funds previously offered four classes of shares. The Limited Duration Fund and the Total Return Fund offer one class of shares. Each class of shares of each Fund has identical rights and privileges as the other classes of shares of such Fund, except that (i) each class of shares bears class-specific expenses allocated to it, (ii) each class of shares has exclusive voting rights on any matter submitted to shareholders that relates solely to the distribution or service arrangements of such classes and (iii) each class has separate voting rights on any matter submitted to the shareholders in which interests of one class differ from the interests of the shareholders of the other classes of shares. As of 1/29/08 Accessor Funds opened a new Fund, Strategic Alternatives Fund.

--------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES |
------------------------------------- The following is a summary of  significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Actual results could differ from those estimates. To the extent that the Allocation
Funds are invested in each of the Underlying Funds, the Allocation Funds will also be exposed to certain estimates, assumptions, and security transactions indirectly.

o     SECURITY VALUATION

Net Asset Value ("NAV") per share of each Fund is calculated as of the close of regular trading of the New York Stock Exchange (normally 4:00 p.m. Eastern
Time), except that the NAV per share of the Money Fund is calculated at 5:00 p.m. Eastern Time. If the NYSE closes early, the Funds may close early and may value their shares at an earlier time.

      The Funds generally value their securities using prices obtained from a pricing service. Equity securities (both domestic and international) and fixed-income securities listed and traded principally on a national securities exchange are typically valued on the basis of last sale price on such exchange on the day of valuation or, if no sale occurred on such day, at the closing bid price on the primary exchange on which the security is traded. Because foreign securities markets are open on different days from U.S. markets, there may be instances when prices of foreign securities in which a Fund invests change on days when shareholders are not able to buy or sell Fund shares. Over-the-counter equity securities traded on the NASDAQ National Market or the NASDAQ Small Cap Markets are typically valued based on the NASDAQ Official Closing Price or, if there is no Official Closing Price on that day, the last sales price or, if believed to more accurately reflect the fair market value, the mean between the bid and asked prices. All other over-the-counter equity securities, options, and futures contracts are generally valued on the basis of the closing bid price or, if believed to more accurately reflect the fair market value, the mean between the bid and asked prices. Many fixed-income securities do not trade each day and thus the last sale or bid price are frequently not available. Fixed-income securities may be valued using prices provided by a pricing service, including a qualified broker quote, when such prices are believed by Accessor Capital Management or the appropriate Money Manager to reflect the fair market value of such securities. To the extent that such fixed-income securities do not trade each day and last sale or bid prices are not available, the Board of Directors has authorized the use of matrix pricing or similar valuation methods used by such pricing sources. Investments held by the Money Fund and short-term debt securities maturing in 60 days or less held by other funds may be valued at amortized cost, which approximates market value. Investments by the Accessor Allocation Funds or Total Return Fund in shares of a mutual fund are valued at the closing net asset value per share of that mutual fund with the exception of exchange-traded open-end investment companies which are priced as equity securities as stated above.

--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    115

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------

      An investment for which a price is not readily available as described above is valued at its fair value as determined in good faith in accordance with procedures adopted by the Accessor Funds' Board of Directors. The fair value of a security may be determined in circumstances, including, but not limited to, when (i) the exchange or market on or in which a security is traded does not open for trading for an entire trading day and no other market prices are available, (ii) a security does not trade regularly or has had its trading halted, (iii) a security does not have a price source due to its lack of liquidity, (iv) the Manager or Money Manager believes a market quotation from a broker-dealer is unreliable (e.g., where it varies significantly from a recent trade), (v) the security is thinly traded or (vi) there has been a significant subsequent event. A significant event is one where it is believed with a reasonably high degree of certainty that a particular event has caused the price of the security to no longer reflect its current value as of the time of the Fund's NAV calculation. The Funds anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. The Funds (specifically the International Fund) may, however, use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before a Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may occur before a Fund values its securities at 4:00 p.m. Eastern Time. To account for this, the Funds (particularly the International Fund) may frequently value many foreign equity securities using the fair value procedures adopted by the Funds' Board of Directors. On days when a change has occurred in the closing level of a benchmark index by an amount approved by the Board of Directors from the previous trading day's closing level and other criteria have been met, the Board of Directors has authorized the use of an independent fair valuation service to provide the fair value for foreign equity securities. The Manager and Money Managers review the fair values provided, review periodically the methodology and procedures used in providing values to the Funds, and evaluate the accuracy of the prices provided. During the period covered by this report, certain of the fixed income markets in which the Funds invest experienced less liquidity than in prior periods, which affected the reliability of market quotations for certain fixed income securities. As a result, a higher percentage of the Funds' portfolios were priced using fair value procedures than in prior periods. At December 31, 2007, $8,492,644 or 10.7% of the net assets of the Intermediate Fixed-Income Fund and $9,087,690 or 13.6% of the net assets of the Short-Intermediate Fixed-Income Fund were fair valued, which incorporated use of broker quotes. Information relating to fair valued securities held at December 31, 2007, is detailed in the Schedule of Investments, as applicable.

o     SECURITY TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis. All premiums and discounts are amortized or accreted for financial statement reporting purposes using the effective interest method. Dividend income, less foreign tax withheld, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Realized gains and losses on the sale of investments are determined on the identified cost basis.

o     FOREIGN CURRENCY TRANSACTIONS

The books and records of the Funds are maintained in U.S. dollars. The Bond Funds may purchase debt obligations that are denominated in a foreign currency, and the International Fund and Equity Funds may purchase equity securities that are denominated in a foreign currency. Investment securities and other assets and liabilities that are denominated in a foreign currency are translated into U.S. dollars at the exchange rate in effect on the day of valuation. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the transactions.

      The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities. Reported net realized foreign exchange gains or losses arise from purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the translated amount of income or expenses initially recorded in each of the Fund's accounting records and the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, excluding investments in securities, resulting from changes in the exchange rates.

      The Funds report certain foreign currency related security transactions as components of realized gains and losses in the statements of operations for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions. These risks include political or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of imposition of exchange controls and the risk of currency fluctuations.

--------------------------------------------------------------------------------
116                     ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------

o     OFF-BALANCE SHEET RISK

The Funds (other than the Limited Duration Fund, the Money Fund and the Accessor Allocation Funds) may trade financial instruments with off-balance sheet risk in the normal course of investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts, futures contracts and options transactions.

      The notional or contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

o     FUTURES CONTRACTS

The Funds (other than the Limited Duration Fund, the Money Fund and the Accessor Allocation Funds) are permitted to enter into financial futures contracts and stock index futures contracts in accordance with their investment objectives. A Fund may do so for a variety of reasons including for cash management purposes. The International Fund may also purchase and write futures contracts on foreign currencies. A Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by a Fund each day, dependent on daily fluctuations in the value of the contract. Such payments or receipts are known as variation margin and are recorded for financial statement purposes as unrealized gains or losses by a Fund. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

      When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in the value of the underlying securities may not correlate to the change in value of the contracts. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

o     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

The International Fund will generally enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. It may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The International Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded as an unrealized gain or loss until the contract settlement date, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the International Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the International Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

o     OPTIONS TRANSACTIONS

The Funds (other than the Limited Duration Fund, the Money Fund and the Accessor Allocation Funds) may purchase and write call and put options on securities and securities indices, provided such options are traded on a national securities exchange or an over-the-counter market. The International Fund may also purchase and sell call and put options on foreign currencies.

      When any of the Funds writes a covered call or put option, an amount equal to the premium received is included in that Fund's statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold
(call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security or index underlying the written option.

      When any of the Funds purchases a call or put option, an amount equal to the premium paid is included in that Fund's statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call, the cost of the security acquired is increased by the premium paid for

--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    117

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------

the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

      The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation.

o     FORWARD COMMITMENTS

The Funds (other than the Accessor Allocation Funds) may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by a Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by a Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.

      Each Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

      Unsettled TBA sale (purchase) commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

o     COLLATERALIZED DEBT OBLIGATIONS

The Funds may invest in collateralized debt obligations ("CDOs"), which include collateralized loan obligations ("CLOs") and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses. For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO senior tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments;
(ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

o     STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal ("principal only" or "PO" class). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including

--------------------------------------------------------------------------------
118                     ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------

prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

o     REVERSE REPURCHASE AGREEMENTS

A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in an account with the broker. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of the securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities.

o     SECURITIES SOLD SHORT

As consistent with the Small to Mid Cap's objectives, the Fund may engage in short sales that are "uncovered." Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the close of a short sale.

      Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund's short positions.

o     REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements (agreements to purchase securities--generally securities of the U.S. Government, its agencies or instrumentalities--subject to the seller's agreement to repurchase them at a specified time and price) with well established dealers or institutions that the Funds' management has determined to be creditworthy. It is the Funds' policy to take possession of the underlying securities as collateral and, on a daily basis, mark-to-market such securities to ensure that the market value including accrued interest is at least equal to the amount owed to the Funds under each repurchase agreement.

--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    119

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------

      Set forth below is the collateral for each Fund's Repurchase Agreement(s) on December 31, 2007:

--------------------------------------------------------------------------------------------------------------------------
                                                                                    COLLATERAL
                                               ---------------------------------------------------------------------------
                            ISSUER OF
                           REPURCHASE                                               INTEREST    MATURITY       MARKET
FUND                        AGREEMENT              ISSUER(S)            PAR           RATE*       DATE          VALUE
--------------------------------------------------------------------------------------------------------------------------
Growth                  State Street Bank            FHLB           $   2,930,000    4.125%     4/18/2008   $   2,950,847
Value                   State Street Bank            FHLB               1,620,000    4.125%     4/18/2008       1,631,526
Small to Mid Cap        State Street Bank            FHLB              10,225,000     5.80%      9/2/2008      10,520,094
Total Return            State Street Bank            FNMA               2,520,000    3.875%     7/15/2008       2,513,700
Intermediate
   Fixed-Income         State Street Bank           FHLMC               6,335,000    3.996%     8/18/2008       6,176,625
Short-Intermediate
   Fixed-Income         State Street Bank            FHLB               1,660,000    4.125%    11/19/2008       1,639,582
Mortgage Securities     State Street Bank            FHLB               7,420,000    4.125%     4/18/2008       7,472,793
Limited Duration        State Street Bank            FHLB                 910,000    4.125%     4/18/2008         916,475
                        State Street Bank            FNMA                  79,000     6.00%     5/15/2008          80,001
U.S. Government
   Money                State Street Bank            FNMA              44,205,000     5.25%     1/15/2009      45,903,666
                        State Street Bank            FNMA              25,960,000    3.875%     7/15/2008      25,895,100
                         Morgan Stanley        Various Government     197,080,000    2.625%-      1/15/08-    199,998,850
                                                   Agencies                          6.625%      11/15/30
Income Allocation       State Street Bank            FHLB               1,055,000     5.80%      9/2/2008       1,085,447
Income & Growth
   Allocation           State Street Bank            FHLB               2,475,000    4.125%     4/18/2008       2,492,610
Balanced Allocation     State Street Bank            FNMA               9,360,000    3.875%     7/15/2008       9,336,600
Growth & Income
   Allocation           State Street Bank            FNMA              10,045,000    3.875%     7/15/2008      10,019,888
Growth Allocation       State Street Bank            FNMA               5,335,000    3.875%     7/15/2008       5,321,663
Aggressive Growth
   Allocation           State Street Bank            FHLB                 875,000     5.80%      9/2/2008         900,253
==========================================================================================================================

* Includes the yield to maturity on a FHLMC Discount Note

o     DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net investment income, if any, are declared daily and paid monthly for the Money Fund; declared and paid monthly for the Bond Funds, the Limited Duration Fund, the Total Return Fund, the Accessor Income Allocation Fund, the Accessor Income & Growth Allocation Fund and the Accessor Balanced Allocation Fund; declared and paid quarterly for the other Equity Funds and the other Accessor Allocation Funds; and declared and paid annually for the International Fund. Distributions of net realized gains, if any, will be declared and paid at least annually for all Funds. Distributions to shareholders are recorded on the ex-dividend date.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

o     FEDERAL INCOME TAXES

It is each Fund's intention to continue to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") to qualify as a regulated investment company. Subchapter M requires a regulated investment company to distribute substantially all of its taxable income and net realized gains, if any, to shareholders. By distributing all of its taxable income and realized gains to shareholders, a Fund will not be subject to Federal income or excise tax. Accordingly, no provision for Federal income taxes is required in the financial statements.

      Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amount of net investment income and net realized gains or losses reported in the annual financial statements may differ from that reported in each Fund's tax return and, consequently, the character of distributions to shareholders reported in the statements of changes in net assets and financial highlights may differ from that reported to shareholders for Federal income tax purposes.

--------------------------------------------------------------------------------
120                     ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------

o     OTHER EXPENSES

Shared expenses incurred by Accessor Funds are allocated among the Funds based on each Fund's ratio of relative net assets to the combined net assets. Specifically identified direct expenses are charged to each Fund as incurred to the extent practicable. Investment income, realized and unrealized gains and losses and Fund expenses not specific to any class of shares are prorated among the classes based upon the relative net assets of each class. Certain specifically identified direct expenses of each class are charged to that class as incurred.

o     ILLIQUID OR RESTRICTED SECURITIES

The Funds (other than the Limited Duration Fund, the Money Fund and the Accessor Allocation Funds) are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public once the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information relating to restricted securities held at December 31, 2007, is detailed in the Schedules of Investments, as applicable.

      Each Fund (except the Allocation Funds) may invest a portion of its net assets not to exceed 15% in securities that are illiquid (except the Money Fund, which may not exceed 10%). Illiquid securities are securities that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Funds have valued the securities. Certain restricted securities are not subject to the 15% limitation if the Adviser determines that such security is liquid pursuant to procedures approved by the Board of Directors.

o     SUBSEQUENT EVENT

Due to changes in market conditions subsequent to December 31, 2007, a number of Intermediate Fixed-Income Fund's and Short-Intermediate Fixed-Income Fund's holdings that had previously been determined to be liquid were deemed to be illiquid. For so long as each Fund holds illiquid securities representing 15% or more of its total assets, that Fund may not purchase additional illiquid securities. In addition, each Fund will attempt to reduce its holdings of illiquid securities in an orderly fashion. Nevertheless, the Board of Directors has determined that disposal of certain securities held by these Funds would not be in the best interest of the fund at this time, taking into account, among other things, market conditions that could affect the orderly disposition of such securities. Securities with respect to which this determination has been made are securities issued by Attentus CDO Ltd in the Intermediate Fixed-Income Fund and Canal Pointe LLC, Luxembourg Fund Holdings of KODIAK Currency, and Orion Ltd. CDO in the Intermediate Fixed-Income Fund and the Short-Intermediate Fixed-Income Fund.

o     CUSTODY CREDITS

The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses.

o     REDEMPTION FEES

Shares exchanged or redeemed from Growth, Value, Small to Mid Cap, International Equity and High Yield Bond Funds within 90 days from the date of purchase are subject to a redemption fee equal to 2% of the proceeds of the redeemed or exchanged shares. These fees, which are retained by the Funds, are accounted for as an addition to paid-in-capital. Cost of redemptions reported in the Statements of Changes in Net Assets is reported net of such fees.

      Total redemption fees retained during the year ended December 31, 2007 and the year ended December 31, 2006 were as follows:

--------------------------------------------------------------------------------
                                              YEAR ENDED         YEAR ENDED
FUND                                      DECEMBER 31, 2007   DECEMBER 31, 2006
--------------------------------------------------------------------------------
Growth                                             $  1,763            $  1,106
Value                                                 1,450                  80
Small to Mid                                          3,647              11,367
International Equity                                 15,850                 835
High Yield Bond                                          45               1,207
================================================================================

--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    121

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------

o     NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES - AN INTERPRETATION OF FASB STATEMENT 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has completed evaluating the impact of the adoption of FIN 48; which will result in having no effect on the Funds' net assets, results of operations and financial statement disclosures. However, Management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof. The Funds file income tax returns in the U.S. federal jurisdiction. No federal income tax returns are currently under examination. The statute of limitations on the Funds' federal tax return filings remains open for the years ended December 31, 2004 through December 31, 2007.

      In addition, in September 2006, Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

================================================================================
3. RELATED PARTY TRANSACTIONS |
-------------------------------

o     MANAGER

Accessor Funds has a management agreement with Accessor Capital Management LP ("Accessor Capital").

      Accessor Capital's general partner is Accessor Capital Corporation, a Washington corporation, whose majority shareholder is J. Anthony Whatley III; Accessor Capital's limited partner is Zions Investment Management, Inc., a Utah corporation and wholly owned subsidiary of Zions First National Bank, N.A., a wholly owned subsidiary of Zions Bancorporation. Accessor Capital provides general management, investment advisory and management services for the Funds. Accessor Capital also directly manages the U.S. Government Money Fund and the Accessor Allocation Funds. Fees paid to Accessor Capital are accrued daily and paid monthly based on the following annualized rates calculated on the average daily net assets aggregated across all the classes of each Fund.

--------------------------------------------------------------------------------
ACCESSOR FUNDS                                             ANNUAL MANAGEMENT FEE
--------------------------------------------------------------------------------
Growth                                                             0.45%
Value                                                              0.45%
Small to Mid Cap                                                   0.60%
International Equity                                               0.55%
Total Return                                                       0.12%
High Yield Bond                                                    0.36%
Intermediate Fixed-Income                                          0.33%
Short-Intermediate Fixed-Income                                    0.33%
Mortgage Securities                                                0.36%
Limited Duration U.S. Government                                   0.12%
U.S. Government Money                                              0.08%
Income Allocation                                                  0.10%
Income & Growth Allocation                                         0.10%
Balanced Allocation                                                0.10%
Growth & Income Allocation                                         0.10%
Growth Allocation                                                  0.10%
Aggressive Growth Allocation                                       0.10%
================================================================================

Accessor Funds has obtained an exemptive order from the Securities and Exchange Commission that allows the Accessor Allocation Funds to enter into an agreement with the Equity, International, Bond and Money Funds ("Underlying Funds"), under which the Underlying Funds will pay the expenses of the Accessor Allocation Funds (other than the Accessor Allocation Funds' direct management fees, distribution and service fees and administrative services fees) to the extent that the Underlying Funds derive financial and other benefits as a result of investments from the Accessor Allocation Funds. None of the expenses incurred by the Allocation Funds for the year ended December 31, 2007, were paid by the Underlying Funds.

--------------------------------------------------------------------------------
122                     ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------

o     MONEY MANAGERS

Each Fund (other than the Money Fund and the Accessor Allocation Funds) is sub-advised by an unaffiliated investment management organization (individually, a "Money Manager"; collectively, the "Money Managers"), researched and recommended by Accessor Capital. During 2007, the Money Managers received a fee based on the average daily net assets aggregated across all the classes of each Fund as set forth below. This fee is accrued daily and paid quarterly.

--------------------------------------------------------------------------------
FUND                                      ANNUAL FEE
--------------------------------------------------------------------------------
Growth                                    0.25%
Value                                     0.25%
Small to Mid Cap                          0.40%
International Equity                      0.45%
Total Return                              0.50%
High Yield Bond                           0.25%
Intermediate Fixed-Income                 0.15%
Short-Intermediate Fixed-Income           0.15%
Mortgage Securities                       0.25% of the first $100,000,000
                                          0.20% of the next $100,000,000
                                          0.15% above $200,000,000
Limited Duration U.S. Government          0.35% on the first $25 million; plus,
                                          0.25% on the next $75 million; plus,
                                          0.20% on all assets above $100 million
================================================================================

For the Growth Fund, the Money Manager was Enhanced Investment Technologies (INTECH) from 1/1/07 through 9/21/2007. INTECH's fee was 0.45% from 1/1/07 through 4/30/07 and 0.40% from 5/1/07 to 9/20/07. Since 9/21/2007, Smith Asset
Management Group is the money manager and the fee is 0.25% for the first year, then a 0.25% base fee plus a performance fee component added.

For the Value Fund, the Money Manager was Wellington Management Company LLP from 1/1/07 through 2/28/2007. Wellington's fee was 0.25%. Since 3/1/07, Acadian Asset Management is the Money Manager and the fee is 0.25% for the first year, then a 0.25% base fee plus a performance fee component added.

For the Small to Mid Cap Fund, SSgA Funds Management, Inc.'s fee was 0.35% from 1/1/07 to 4/30/2007 and 0.30% from 5/1/07 through 9/30/07. Since 10/1/07, the fee is 0.40% for the first year, then a 0.40% base fee plus a performance fee component added.

For the International Equity Fund, Pictet Asset Management Limited's fee was 0.50% on first $50 million, 0.45% on next $100 million, and 0.40% over $150 million of the aggregate daily net assets of the Fund from 1/1/07 to 4/30/2007. Since 5/1/07, the fee is 0.45% for the first year, then a 0.45% base fee plus a performance fee component added.

For both the Intermediate Fixed-Income Fund and Short-Intermediate Fixed-Income Fund, Cypress Asset Management's fee was 0.10% from 1/1/07 to 4/30/2007 and 0.15% from 5/1/07 through 12/31/07.

--------------------------------------------------------------------------------

o     DISTRIBUTION AND SERVICE PLANS

Accessor Funds has adopted Distribution and Service Plans (the "Plans") under Rule 12b-1 of the Investment Company Act of 1940, as amended, with respect to the Investor Class Shares, A Class Shares and C Class Shares of each Fund to compensate SEI Investments Distribution Co. (the "Distributor") and/or third party intermediaries or other service organizations for providing distribution and non-distribution-related services to certain shareholders of Accessor Funds. Under the terms of these Plans, Accessor Funds will pay the Distributor and/or third party selling and distribution agents for sales and promotional efforts including printing of prospectuses and reports used for sales purposes. Accessor Funds will also pay third party service organizations for providing non-distribution related services such as account maintenance services.

      The maximum amount payable to service organizations under the Distribution and Service Plans, in aggregate, may not exceed on an annual basis 0.25% of the average daily net assets of each Fund attributable to Investor Class Shares, 0.35% of the average daily net assets of each Fund attributable to A Class Shares of the Equity Funds and Accessor Allocation Funds (except Accessor Income Allocation Fund), 0.25% of the average daily assets of each Fund attributable to A Class Shares of the Bond Funds, Money Fund and Accessor Income Allocation Fund; and 0.75% of the average daily net assets of each Fund for distribution and 0.25% of the average daily net assets of each Fund for shareholder service fees attributable to C Class Shares, respectively. The Board may temporarily limit the payment of 12b-1 fees with respect to the Money Fund to assist the Money Fund's efforts to maintain a $1.00 net asset value per share. Such fee limitation was not in effect at any time during the period from January 1, 2007 through December 31, 2007. The Limited Duration Fund and Total Return Fund do not currently have a class of shares that pays a 12b-1 fee.

--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    123

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------

o     DISTRIBUTOR

Accessor Funds' distribution and service plans for the Investor Class Shares, A Class Shares and the C Class Shares allow each class to pay distribution and service fees to the Distributor, which may pay some or all of these fees to financial intermediaries for sales and distribution-related activities and for providing non-distribution related shareholder services. The distribution and service fee is paid to each financial intermediary that enters into a selling agreement with the Distributor or a services agreement with Accessor Funds based on the average daily net assets of accounts attributable to such intermediary.

      Further, under the A Class Shares and C Class Shares distribution and service plan, the Distributor will generally retain the first year of the distribution and service fees attributable to purchases of A Class Shares and will retain the distribution and service fees attributable to purchases of C Class Shares for which a broker-dealer has received an up-front commission payment from the Distributor. The Distributor may retain the distribution and service fee for accounts not attributable to a broker dealer. Certain A Class Shares and C Class Shares are subject to a 1.00% contingent deferred sales charge ("CDSC") for shares sold within 24 months and one year, respectively, after the date of purchase. Any CDSC is paid to the Distributor. The Distributor may remit portions of the CDSC to Accessor Capital to compensate Accessor Capital for financing the 1.00% up-front payment of the distribution and service fees to broker-dealers pursuant to certain A Class Shares and C Class Shares financing and servicing arrangements between the Distributor and Accessor Capital.

o     DEFENSIVE DISTRIBUTION AND SERVICE PLAN

Accessor Funds has adopted a Defensive Distribution and Service Plan contemplated under Rule 12b-1 of the Investment Company Act of 1940, as amended, to allow Accessor Capital the ability to pay for distribution-related expenses out of its profits.

o     OTHER COMPENSATION TO DEALERS

The Distributor may pay or sponsor informational meetings for dealers as described in the Statement of Additional Information. The Distributor may, for specified periods, allow dealers to retain the full sales charge for sales of shares or may pay additional concession to a dealer who sells a minimum dollar amount of Accessor Funds' shares. In some instances, such additional concessions will be offered only to certain dealers expected to sell significant amounts of shares. In addition, the Distributor or its affiliates may pay additional compensation, out of their own assets, to certain intermediaries or their affiliates, based on sales or assets attributable to the intermediary, or such other criteria agreed to by the Distributor. The intermediaries to which payments may be made are determined by the Distributor. These payments may provide an incentive, in addition to any deferred sales charge, to these firms to actively promote the Funds, cooperate with the Distributor or provide marketing or service support to the Funds. For more information, please see the Statement of Additional Information.

      Accessor Capital may make payments, out of its own assets, to certain intermediaries based on sales or assets attributable to the intermediary, or such other criteria agreed to by Accessor Capital. The intermediaries to which payments may be made are determined by Accessor Capital. These payments are in addition to other payments such as sales charges, Rule 12b-1 fees or deferred sales charges and may provide an incentive, in addition to any sales charge, to these firms to actively promote the Accessor Funds or to provide marketing or service support to the Accessor Funds. Please see the Statement of Additional Information for more information.

o     ADMINISTRATION AGREEMENT

Pursuant to an administration agreement (the "Agreement"), SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, acts as the Accessor Funds' Administrator. Under the terms of the Agreement dated December 31, 2006, as amended February 21, 2008, the Administrator is entitled to receive an annual fee of 0.05% of the first $3 billion in aggregate net assets and 0.04% of aggregate net assets in excess of $3 billion of the Equity Funds, the International Fund, the Bond Funds, Limited Duration Fund, and the Money Fund. The Administrator is entitled to receive an annual fee of 0.01% of average net assets of each of the Allocation Funds. The Funds are subject to a minimum annual fee of $960,000.

o     ACM ADMINISTRATIVE PLAN

Accessor Funds has adopted the ACM Administrative Plan (formerly the Shareholder Services Plan) with respect to Advisor Class Shares, Investor Class Shares, A Class Shares and C Class Shares of the Money Fund. Pursuant to the ACM Administrative Plan, Accessor Funds will pay Accessor Capital for certain administrative, informational and support services to investors who may from time to time beneficially own Money Fund shares either directly or through omnibus accounts. The amount payable to Accessor Capital is 0.25% of the average daily net assets of the Advisor Class Shares, Investor Class Shares, A Class Shares and C Class Shares of the Money Fund, respectively; provided, however, that the

--------------------------------------------------------------------------------
124                     ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------

Money Fund shall not directly or indirectly pay any distribution or non-distribution related amounts for the Investor Class Shares, A Class Shares or C Class Shares that will be allocated under the Accessor Funds' Distribution and Service Plans or any non-distribution related amounts for the Investor Class Shares that will be allocated under the Accessor Funds' Administrative Services Plan.

o     ADMINISTRATIVE SERVICES PLAN

Accessor Funds has adopted an Administrative Services Plan with respect to the Investor Class Shares of each Fund that has Investor Class Shares. Pursuant to the Investor Class Shares Administrative Services Plan, Accessor Funds will pay third party service organizations who provide administrative and support services. The amount payable to service organizations under the Administrative Services Plan for these expenses on an annual basis is 0.25% of the average daily net assets of each Fund attributable to Investor Class Shares, provided, however, that no Fund shall directly or indirectly pay any distribution-related amounts that will be allocated under Accessor Funds' Distribution and Service Plan.

o     TRANSFER AGENT AND ADMINISTRATION

Accessor Funds has a Transfer Agency and Administrative Agreement with Accessor Capital. Pursuant to this agreement, Accessor Capital acts as transfer agent and administrator to Accessor Funds, performing all transfer agent and certain compliance services. The fees are computed as a percentage of each Fund's average daily net assets, as well as a transaction fee ($0.50 per transaction) and the reimbursement of out-of-pocket expenses, with the exception of the Accessor Allocation Funds, for which no fee is charged.

o     DIRECTOR AND OFFICER FEES AND EXPENSES

The Funds do not pay any compensation directly to its officers or directors who are also directors, officers or employees of Accessor Capital or its affiliates, except as noted below. Each other director receives a fee of $5,000 for each meeting of the Board of Directors attended. Reasonable expenses of the Board are reimbursed by the Funds.

o     OTHER

The Funds' Chief Compliance Officer is employed by Accessor Capital. The Accessor Funds pay an allocated portion of the Chief Compliance Officer's compensation and other related expenses subject to approval of the Board of Directors.

--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    125

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------
4. SHARES OF STOCK |
-------------------- Accessor Funds, incorporated in Maryland on June 10, 1991, is authorized to issue 15 billion shares of Common Stock, $.001 par value. Transactions in shares of the Funds were as follows:

-----------------------------------------------------------------------------------------------------------------------
                     ADVISOR CLASS               INVESTOR CLASS               C CLASS                  A CLASS
               --------------------------------------------------------------------------------------------------------
FUND             SHARES        AMOUNT        SHARES       AMOUNT       SHARES       AMOUNT      SHARES       AMOUNT
-----------------------------------------------------------------------------------------------------------------------
GROWTH FUND

YEAR ENDED DECEMBER 31, 2007
Subscribed        694,824   $  18,440,139     12,046   $    314,669     92,012   $  2,356,013    11,981   $    316,206
Reinvested          3,084          83,670         44          1,109          -              -        16            436
Redeemed       (1,654,859)    (43,780,231)   (26,235)      (696,422)   (93,975)    (2,439,938)  (13,497)      (371,380)
               --------------------------------------------------------------------------------------------------------
Net increase
  (decrease)     (956,951)  $ (25,256,422)   (14,145)  $   (380,644)    (1,963)  $    (83,925)   (1,500)  $    (54,738)

YEAR ENDED DECEMBER 31, 2006
Subscribed      2,156,371   $  53,039,235     31,554   $    772,109     95,931   $  2,341,538    14,918   $    373,505
Reinvested          3,485          89,681         82          2,098          -              -        32            833
Redeemed         (753,892)    (18,849,841)   (53,405)    (1,295,836)   (58,593)    (1,430,150)  (15,442)      (395,965)
               --------------------------------------------------------------------------------------------------------
Net increase
  (decrease)    1,405,964   $  34,279,075    (21,769)  $   (521,629)    37,338   $    911,388      (492)  $    (21,627)

=======================================================================================================================
VALUE FUND

YEAR ENDED DECEMBER 31, 2007
Subscribed      1,225,417   $  30,903,912     18,284   $    459,569     63,073   $  1,550,411     9,327   $    240,015
Reinvested         34,799         852,422      2,003         48,985      4,543        110,378       348          8,507
Redeemed         (670,653)    (16,743,070)   (26,335)      (663,477)   (52,855)    (1,300,036)   (5,594)      (147,086)
               --------------------------------------------------------------------------------------------------------
Net increase
  (decrease)      589,563   $  15,013,264    (6,048)   $   (154,923)    14,761   $    360,753     4,081   $    101,436

YEAR ENDED DECEMBER 31, 2006
Subscribed        910,696   $  19,809,360     15,025   $    334,326     59,291   $  1,306,604    11,737   $    261,281
Reinvested         11,251         251,147        629         14,043        469         10,556       598         13,379
Redeemed         (816,521)    (18,072,269)   (40,828)      (900,781)   (58,552)    (1,282,435)  (58,253)    (1,381,053)
               --------------------------------------------------------------------------------------------------------
Net increase
  (decrease)      105,426   $   1,988,238    (25,174)  $   (552,412)     1,208   $     34,725   (45,918)  $ (1,106,393)

=======================================================================================================================
SMALL TO MID CAP

YEAR ENDED DECEMBER 31, 2007
Subscribed      2,689,619   $  88,359,239     76,600   $  2,472,650     41,733   $  1,337,740   218,940   $  7,436,990
Reinvested         11,269         362,111        230          7,033        173          5,255       328         10,420
Redeemed       (2,282,643)    (75,119,916)   (60,775)    (1,935,341)   (38,234)    (1,213,003)  (39,244)    (1,291,168)
               --------------------------------------------------------------------------------------------------------
Net increase
  (decrease)      418,245   $  13,601,434     16,055   $    544,342      3,672   $    129,992   180,024   $  6,156,242

YEAR ENDED DECEMBER 31, 2006
Subscribed      4,898,885   $ 145,349,962     60,300   $  1,775,273     46,059   $  1,349,365    13,427   $    398,514
Reinvested          1,720          50,977          -              -          -              -         -              -
Redeemed       (1,412,865)    (42,335,693)   (65,667)    (1,905,807)   (35,541)    (1,032,944)  (27,415)      (855,209)
               --------------------------------------------------------------------------------------------------------
Net increase
  (decrease)    3,487,740   $ 103,065,246    (5,367)   $   (130,534)    10,518   $    316,421   (13,988)  $   (456,695)

--------------------------------------------------------------------------------
126                     ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                       ADVISOR CLASS              INVESTOR CLASS              C CLASS                  A CLASS
                -------------------------------------------------------------------------------------------------------
FUND              SHARES       AMOUNT         SHARES       AMOUNT     SHARES        AMOUNT     SHARES        AMOUNT
-----------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

YEAR ENDED DECEMBER 31, 2007
Subscribed       5,498,011  $ 137,573,371    217,757   $  5,452,159    201,632   $  4,886,014   581,198   $ 14,987,246
Reinvested         207,488      4,886,648     20,374        464,125     22,420        510,730    38,010        889,434
Redeemed        (2,252,826)   (57,388,874)   (34,525)      (858,125)  (122,404)    (2,907,931) (148,423)    (4,017,396)
                -------------------------------------------------------------------------------------------------------
Net increase
  (decrease)     3,452,673  $  85,071,145    203,606   $  5,058,159    101,648   $  2,488,813   470,785   $ 11,859,284

YEAR ENDED DECEMBER 31, 2006
Subscribed       2,522,735  $  48,813,413     32,551   $    618,067    126,570   $  2,452,403    31,043   $    627,480
Reinvested           6,482        146,501         51          1,110          -              -       118          2,654
Redeemed        (1,667,207)   (33,108,372)   (25,591)      (500,662)   (39,679)      (762,866)  (30,309)      (676,643)
                -------------------------------------------------------------------------------------------------------
Net increase
  (decrease)       862,010  $  15,851,542      7,011   $    118,515     86,891   $  1,689,537       852   $    (46,509)
=======================================================================================================================
FUND              SHARES       AMOUNT
-----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN FUND*

PERIOD ENDED DECEMBER 31, 2007
Subscribed       5,918,533  $  59,599,601
Reinvested           2,334         23,600
Redeemed          (124,647)    (1,240,509)
                -------------------------------------------------------------------------------------------------------
Net increase
  (decrease)     5,796,220  $  58,382,692

=======================================================================================================================
                     ADVISOR CLASS              INVESTOR CLASS              C CLASS                   A CLASS
                -------------------------------------------------------------------------------------------------------
FUND             SHARES         AMOUNT       SHARES       AMOUNT      SHARES        AMOUNT      SHARES       AMOUNT
-----------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND

YEAR ENDED DECEMBER 31, 2007
Subscribed       3,299,572  $  36,301,289    172,467   $  1,963,508     64,503   $    707,246   128,867   $  1,416,923
Reinvested         109,168      1,174,823      8,949         96,513      3,780         40,643       938         10,022
Redeemed        (1,902,805)   (20,489,707)   (49,546)      (597,499)   (96,736)    (1,071,256)   (9,064)      (100,696)
                -------------------------------------------------------------------------------------------------------
Net increase
  (decrease)     1,505,935  $  16,986,405    131,870   $  1,462,522    (28,453)  $   (323,367)  120,741   $  1,326,249

YEAR ENDED DECEMBER 31, 2006
Subscribed       2,491,763  $  26,632,102     20,774   $    224,205     60,037   $    646,232    12,928   $    140,820
Reinvested          52,575        564,324      1,818         19,501      5,656         60,604       432          4,639
Redeemed        (1,790,528)   (19,166,305)   (21,237)      (227,944)   (47,643)      (509,148)  (12,435)      (136,392)
                -------------------------------------------------------------------------------------------------------
Net increase
  (decrease)       753,810  $   8,030,121      1,355   $     15,762     18,050   $    197,688       925   $      9,067

=======================================================================================================================

================================================================================
*     Commenced operations on September 10, 2007.
--------------------------------------------------------------------------------

                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    127

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                      ADVISOR CLASS             INVESTOR CLASS                C CLASS                  A CLASS
                -------------------------------------------------------------------------------------------------------
FUND              SHARES        AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT
-----------------------------------------------------------------------------------------------------------------------
INTERMEDIATE FIXED-INCOME FUND

YEAR ENDED DECEMBER 31, 2007
Subscribed       4,345,551  $  47,466,477    754,544   $  8,399,145     47,879   $    534,946         -   $          -
Reinvested         133,735      1,466,863     36,031        395,042      2,876         31,872         2             17
Redeemed        (1,136,613)   (12,422,886)  (284,532)    (3,152,143)  (427,886)    (4,777,611)     (101)        (1,170)
                -------------------------------------------------------------------------------------------------------
Net increase
(decrease)       3,342,673  $  36,510,454    506,043   $  5,642,044   (377,131)  $ (4,210,793)      (99)  $     (1,153)

YEAR ENDED DECEMBER 31, 2006
Subscribed       1,459,917  $  16,555,900     37,877   $    428,057    513,479   $  5,912,392     8,536   $     96,574
Reinvested         111,613      1,259,269      6,797         76,627     21,957        247,496       286          3,222
Redeemed        (3,175,227)   (35,859,057)   (31,528)      (360,810)  (152,137)    (1,710,676)  (10,561)      (118,503)
                -------------------------------------------------------------------------------------------------------
Net increase
(decrease)      (1,603,697) $ (18,043,888)    13,146   $    143,874    383,299   $  4,449,212    (1,739)  $    (18,707)

=======================================================================================================================
SHORT-INTERMEDIATE FIXED-INCOME FUND

YEAR ENDED DECEMBER 31, 2007
Subscribed       1,621,604  $  18,689,960     37,946   $    438,146     20,621   $    238,450    20,398   $    232,289
Reinvested          92,551      1,056,944      1,263         14,413        334          3,826       853          9,700
Redeemed        (5,133,067)   (58,611,185)   (51,194)      (589,458)   (45,587)      (524,325)   (2,200)       (25,410)
                -------------------------------------------------------------------------------------------------------
Net increase
(decrease)      (3,418,912) $ (38,864,281)   (11,985)  $   (136,899)   (24,632)  $   (282,049)   19,051   $    216,579

YEAR ENDED DECEMBER 31, 2006
Subscribed       3,488,238  $  40,811,602      9,460   $    110,174     25,759   $    301,063     6,374   $     74,891
Reinvested          49,792        578,684      1,058         12,291        241          2,797       402          4,656
Redeemed        (2,468,258)   (28,698,332)   (55,041)      (643,003)  (270,284)    (3,179,152)     (380)        (4,413)
                -------------------------------------------------------------------------------------------------------
Net increase
(decrease)       1,069,772  $  12,691,954    (44,523)  $   (520,538)  (244,284)  $ (2,875,292)    6,396   $     75,134

=======================================================================================================================
MORTGAGE SECURITIES FUND

YEAR ENDED DECEMBER 31, 2007
Subscribed       2,019,927  $  24,691,660     54,208   $    661,278     15,401   $    187,687         -   $          -
Reinvested          79,604        971,081      2,312         28,180        548          6,689        10            125
Redeemed        (1,016,296)   (12,454,787)   (28,359)      (347,210)   (10,726)      (131,381)     (880)       (10,698)
                -------------------------------------------------------------------------------------------------------
Net increase
(decrease)       1,083,235  $  13,207,954     28,161   $    342,248      5,223   $     62,995      (870)  $    (10,573)

YEAR ENDED DECEMBER 31, 2006
Subscribed         872,180  $  10,725,035     11,500   $    140,795     12,003   $    146,555     1,717   $     21,105
Reinvested          85,596      1,043,873      1,658         20,216        828         10,124       627          7,635
Redeemed        (9,768,686)  (118,778,755)   (29,676)      (366,557)   (71,938)      (888,671)  (13,078)      (159,495)
                -------------------------------------------------------------------------------------------------------
Net increase
(decrease)      (8,810,910) $(107,009,847)   (16,518)  $   (205,546)   (59,107)  $   (731,992)  (10,734)  $   (130,755)

--------------------------------------------------------------------------------
128                     ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------

FUND                 SHARES         AMOUNT
------------------------------------------------
LIMITED DURATION U.S. GOVERNMENT FUND

YEAR ENDED DECEMBER 31, 2007
Subscribed           3,422,630  $    41,078,024
Reinvested              40,182          481,171
Redeemed            (2,839,260)     (34,002,017)
                 -------------------------------
Net increase
  (decrease)           623,552  $     7,557,178

YEAR ENDED DECEMBER 31, 2006
Subscribed             609,535  $     7,251,707
Reinvested               3,258           38,701
Redeemed              (921,446)     (10,950,358)
                 -------------------------------
Net increase
  (decrease)          (308,653) $    (3,659,950)

----------------------------------------------------------------------------------------------------
                         ADVISOR CLASS                 INVESTOR CLASS                C CLASS
                ------------------------------------------------------------------------------------
FUND                SHARES          AMOUNT          SHARES       AMOUNT       SHARES      AMOUNT
----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY FUND

YEAR ENDED DECEMBER 31, 2007
Subscribed       2,898,438,974  $ 2,898,438,954   12,936,089  $ 12,936,088   3,391,016  $ 3,391,016
Reinvested           1,317,393        1,321,129      418,843       418,843      55,248       55,248
Redeemed        (2,988,865,480)  (2,988,544,123) (11,440,792)  (11,438,635) (4,747,904)  (4,748,597)
                ------------------------------------------------------------------------------------
Net increase
  (decrease)       (89,109,113) $   (88,784,040)   1,914,140  $  1,916,296  (1,301,640) $(1,302,333)

YEAR ENDED DECEMBER 31, 2006
Subscribed       3,668,432,937  $ 3,668,432,937   61,141,681  $ 61,141,681   3,132,082  $ 3,132,079
Reinvested             764,300          764,307      236,026       236,026      74,858       74,861
Redeemed        (3,502,372,153)  (3,502,372,153) (58,447,012)   (2,412,925) (2,412,925)    (543,850)
                ------------------------------------------------------------------------------------
Net increase
  (decrease)       166,825,084  $   166,825,091    2,930,695  $  2,930,695     794,015  $   794,015

====================================================================================================

-------------------------------------------------------------------------
                           A CLASS               INSTITUTIONAL CLASS
-------------------------------------------------------------------------
FUND                SHARES        AMOUNT        SHARES        AMOUNT
-------------------------------------------------------------------------

U.S. GOVERNMENT MONEY FUND

YEAR ENDED DECEMBER 31, 2007
Subscribed           2,138,663  $ 2,138,662   403,131,047  $ 403,131,044
Reinvested              40,137       40,137           491            491
Redeemed            (1,098,573)  (1,097,309) (335,872,690)  (335,872,690)
                 --------------------------------------------------------
Net increase
(decrease)           1,080,227  $ 1,081,490    67,258,848  $ 67,258,845

YEAR ENDED DECEMBER 31, 2006
Subscribed             716,113  $   716,113           n/a            n/a
Reinvested               8,989        8,989           n/a            n/a
Redeemed              (543,850)    (543,850)          n/a            n/a
                 --------------------------------------------------------
Net increase
(decrease)             181,252  $   181,252           n/a            n/a
=========================================================================

--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    129

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------

                       ADVISOR CLASS             INVESTOR CLASS            C CLASS                  A CLASS
----------------------------------------------------------------------------------------------------------------------
FUND              SHARES        AMOUNT       SHARES      AMOUNT       SHARES      AMOUNT       SHARES       AMOUNT
----------------------------------------------------------------------------------------------------------------------
INCOME ALLOCATION FUND

YEAR ENDED DECEMBER 31, 2007
Subscribed         286,172   $  4,211,937     83,164   $ 1,227,816     72,726   $ 1,075,223      23,765   $   352,807
Reinvested          21,100        308,444     11,542       168,632      7,834       114,251       1,478        21,550
Redeemed          (200,965)    (2,948,214)   (86,945)   (1,267,245)   (86,046)   (1,266,740)    (19,117)     (284,090)
                 -----------------------------------------------------------------------------------------------------
Net increase
  (decrease)       106,307   $  1,572,167      7,761   $   129,203     (5,486)  $   (77,266)      6,126   $    90,267

YEAR ENDED DECEMBER 31, 2006
Subscribed         372,883   $  5,546,628     82,729   $ 1,229,415    124,668   $ 1,848,103      23,587   $   350,313
Reinvested          15,699        232,368      9,393       138,930      4,353        64,333       2,110        31,212
Redeemed          (248,658)    (3,687,950)  (115,044)   (1,707,464)   (27,918)     (413,498)    (32,333)     (479,663)
                 -----------------------------------------------------------------------------------------------------
Net increase
  (decrease)       139,924   $  2,091,046    (22,922)  $  (339,119)   101,103   $ 1,498,938      (6,636)  $   (98,138)

======================================================================================================================
INCOME & GROWTH ALLOCATION FUND

YEAR ENDED DECEMBER 31, 2007
Subscribed       1,013,207   $ 16,678,851     94,916   $ 1,553,637    190,105   $ 3,096,867     136,468   $ 2,253,740
Reinvested          36,508        597,502     11,229       183,957     19,092       311,563       5,894        96,436
Redeemed          (492,169)    (8,123,087)  (123,441)   (2,022,598)  (201,568)   (3,297,056)    (52,761)     (865,183)
                 -----------------------------------------------------------------------------------------------------
Net increase
  (decrease)       557,546   $  9,153,266    (17,962)  $  (285,004)     7,629   $   111,374      89,601   $ 1,484,993

YEAR ENDED DECEMBER 31, 2006
Subscribed         316,395   $  5,026,454    219,053   $ 3,472,449    202,664   $ 3,187,029      59,394   $   937,506
Reinvested          16,649        263,390      8,669       137,110     16,255       256,260       6,683       105,657
Redeemed          (271,167)    (4,299,318)   (80,060)   (1,257,351)  (149,655)   (2,356,322)   (177,036)   (2,856,049)
                 -----------------------------------------------------------------------------------------------------
Net increase
  (decrease)        61,877   $    990,526    147,662   $ 2,352,208     69,264   $ 1,086,967    (110,959)  $(1,812,886)

======================================================================================================================
BALANCED ALLOCATION FUND

YEAR ENDED DECEMBER 31, 2007
Subscribed       1,338,081   $ 23,429,599    416,707   $ 7,327,810    346,773   $ 6,085,529   1,359,683   $24,110,198
Reinvested          97,975      1,712,898     25,837       450,981     30,319       527,673      43,475       758,424
Redeemed          (918,316)   (16,247,799)  (318,707)   (5,567,484)  (400,905)   (7,043,192)   (313,044)   (5,517,478)
                 -----------------------------------------------------------------------------------------------------
Net increase
  (decrease)       517,740   $  8,894,698    123,837   $ 2,211,307    (23,813)  $  (429,990)  1,090,114   $19,351,144

YEAR ENDED DECEMBER 31, 2006
Subscribed       1,485,108   $ 24,276,320    339,960   $ 5,551,126    430,925   $ 6,984,302     327,673   $ 5,330,352
Reinvested          50,983        837,382     18,080       295,886     20,152       329,761      11,682       191,486
Redeemed          (635,316)   (10,335,607)  (366,866)   (6,005,084)  (244,855)   (3,998,759)   (113,893)   (1,859,155)
                 -----------------------------------------------------------------------------------------------------
Net increase
  (decrease)       900,775   $ 14,778,095     (8,826)  $  (158,072)   206,222   $ 3,315,304     225,462   $ 3,662,683
                 -----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
130                     ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------

                     ADVISOR CLASS              INVESTOR CLASS               C CLASS                    A CLASS
               ---------------------------------------------------------------------------------------------------------
FUND             SHARES         AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
------------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME ALLOCATION FUND

YEAR ENDED DECEMBER 31, 2007
Subscribed      1,360,482   $  24,532,691    427,304   $  7,759,658    998,254   $ 17,858,632    729,799   $ 13,168,705
Reinvested        100,354       1,793,376     23,660        421,800     68,257      1,210,745     44,532        792,984
Redeemed         (769,570)    (13,803,897)  (178,459)    (3,239,640)  (668,252)   (12,019,490)  (269,011)    (4,850,277)
               ---------------------------------------------------------------------------------------------------------
Net increase
  (decrease)      691,266   $  12,522,170    272,505   $  4,941,818    398,259   $  7,049,887    505,320   $  9,111,412

YEAR ENDED DECEMBER 31, 2006
Subscribed        822,435   $  13,570,339    269,768   $  4,456,985    761,414   $ 12,522,626    598,859   $  9,938,633
Reinvested         53,130         887,025     10,560        176,316     32,708        545,449     25,926        433,299
Redeemed         (637,090)    (10,428,883)  (114,123)    (1,897,812)  (351,982)    (5,790,654)  (693,765)   (11,913,714)
               ---------------------------------------------------------------------------------------------------------
Net increase
  (decrease)      238,475   $   4,028,481    166,205   $  2,735,489    442,140   $  7,277,421    (68,980)  $ (1,541,782)

========================================================================================================================
GROWTH ALLOCATION FUND

YEAR ENDED DECEMBER 31, 2007
Subscribed      1,115,403   $  21,003,709    445,527   $  8,466,290    730,567   $ 13,707,540    581,147   $ 11,033,805
Reinvested         75,983       1,424,275     19,568        365,388     38,817        719,395     30,841        576,748
Redeemed         (579,829)    (11,028,142)  (301,840)    (5,709,665)  (407,174)    (7,675,395)  (185,013)    (3,507,494)
               ---------------------------------------------------------------------------------------------------------
Net increase
  (decrease)      611,557   $  11,399,842    163,255   $  3,122,013    362,210   $  6,751,540    426,975   $  8,103,059

YEAR ENDED DECEMBER 31, 2006
Subscribed        750,108   $  12,642,214    384,680   $  6,465,955    723,594   $ 12,140,812    450,310   $  7,609,995
Reinvested         31,220         537,472      7,892        135,298      6,889        119,742     10,833        187,040
Redeemed         (376,382)     (6,424,340)  (446,973)    (7,809,887)  (275,462)    (4,658,866)  (553,501)    (9,484,754)
               ---------------------------------------------------------------------------------------------------------
Net increase
  (decrease)      404,946   $   6,755,346    (54,401)  $ (1,208,634)   455,021   $  7,601,688    (92,358)  $ (1,687,719)

========================================================================================================================
AGGRESSIVE GROWTH ALLOCATION FUND

YEAR ENDED DECEMBER 31, 2007
Subscribed        690,157   $  13,612,080    300,092   $  5,858,100    190,889   $  3,632,781    259,068   $  5,083,670
Reinvested         40,383         784,722     10,682        203,271      6,294        118,589     10,396        200,388
Redeemed         (471,124)     (9,250,364)  (258,685)    (5,020,345)   (95,905)    (1,831,360)   (87,415)    (1,725,615)
               ---------------------------------------------------------------------------------------------------------
Net increase
  (decrease)      259,416   $   5,146,438     52,089   $  1,041,026    101,278   $  1,920,010    182,049   $  3,558,443

YEAR ENDED DECEMBER 31, 2006
Subscribed        935,008   $  15,886,390    252,815   $  4,296,776    162,880   $  2,723,695    175,613   $  2,995,632
Reinvested          5,010          93,099        674         12,467          -              -        608         11,393
Redeemed         (285,442)     (4,911,686)  (401,163)    (6,881,910)   (65,958)    (1,113,498)   (37,811)      (654,156)
               ---------------------------------------------------------------------------------------------------------
Net increase
  (decrease)      654,576   $  11,067,803   (147,674)  $ (2,572,667)    96,922   $  1,610,197    138,410   $  2,352,869

--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    131

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------

5. SECURITIES TRANSACTIONS |
----------------------------  During the year ended December 31, 2007, purchases and sales of investments, other than short-term investments and U.S. government securities, were as follows:
--------------------------------------------------------------------------------
FUND                                               PURCHASES          SALES
--------------------------------------------------------------------------------
ACCESSOR FUND
   Growth                                        $ 333,859,821    $ 359,632,703
   Value                                           241,284,728      231,671,438
   Small to Mid Cap                                285,343,671      194,040,969
   International Equity                            245,614,716      169,438,820
   Total Return                                    259,730,733      201,297,822
   High Yield Bond                                  77,720,665       59,935,421
   Intermediate Fixed-Income                        15,533,089        7,022,824
   Short-Intermediate Fixed-Income                  18,832,299       27,483,391
   Mortgage Securities                              86,463,585       86,559,887
   Limited Duration U.S. Government                 17,579,986       59,958,935

Accessor Allocation Fund
   Income Allocation                                12,080,000       10,402,883
   Income & Growth Allocation                       26,130,000       17,130,000
   Balanced Allocation                              54,260,000       26,780,000
   Growth & Income Allocation                       51,855,000       28,470,000
   Growth Allocation                                36,430,000       10,830,000
   Aggressive Growth Allocation                     20,155,000        7,780,000
================================================================================

During the year ended December 31, 2007, purchases and sales of long-term U.S. government securities were as follows:

--------------------------------------------------------------------------------
   FUND                                            PURCHASES          SALES
--------------------------------------------------------------------------------
   Intermediate Fixed-Income                     $  48,016,692    $  26,085,127
   Short-Intermediate Fixed-Income                  12,236,710       30,134,151
   Mortgage Securities                             206,038,905      189,798,045
   Limited Duration U.S. Government                 38,626,431       37,837,310
================================================================================

--------------------------------------------------------------------------------
132                     ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------
6. IDENTIFIED COST   |
---------------------- The identified cost for federal income tax purposes of investments owned by each Fund, their respective gross unrealized appreciation/ (depreciation), and resulting net unrealized appreciation/(depreciation) at December 31, 2007.

-----------------------------------------------------------------------------------------------------------------------
                                                                                                        NET UNREALIZED
                                           IDENTIFIED        GROSS UNREALIZED      GROSS UNREALIZED      APPRECIATION
                                              COST           APPRECIATION           (DEPRECIATION)      (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
ACCESSOR FUND
   Growth                                $ 163,371,615       $     13,759,232      $     (5,182,365)    $    8,576,867
   Value                                   140,692,057             15,921,102            (9,135,558)         6,785,544
   Small to Mid Cap                        356,834,989             66,141,768           (50,867,161)        15,274,607
   International Equity                    232,017,958             43,345,246           (19,173,099)        24,172,147
   Total Return                             60,669,213                676,346            (1,767,424)        (1,091,078)
   High Yield Bond                          76,693,923                758,570            (2,386,108)        (1,627,538)
   Intermediate Fixed-Income                82,863,790                503,336            (4,819,444)        (4,316,108)
   Short-Intermediate Fixed-Income          70,941,652                612,057            (5,352,712)        (4,740,655)
   Mortgage Securities                      63,217,930              1,023,577              (440,238)           583,339
   Limited Duration U.S. Government         61,964,182                748,640               (23,683)           724,957

ACCESSOR ALLOCATION FUND
   Income Allocation                        18,912,348                 84,383              (698,329)          (613,946)
   Income & Growth Allocation               40,385,266              3,798,889            (1,209,867)         2,589,022
   Balanced Allocation                     116,620,448             15,457,291            (2,846,603)        12,610,688
   Growth & Income Allocation              147,088,799             25,713,316            (3,658,566)        22,054,750
   Growth Allocation                       130,367,808             29,547,843            (1,796,611)        27,751,232
   Aggressive Growth Allocation             63,765,454             16,665,649              (673,414)        15,992,235
=======================================================================================================================

7. CAPITAL LOSS CARRYOVERS  |
-----------------------------   At  December  31,  2007,  for federal income tax
purposes, the following Funds had capital loss carryovers which may be applied against future net taxable realized gains for each succeeding year until the earlier of their utilization or expiration:

------------------------------------------------------------------------------------------------------------------------------
                                EXPIRES    EXPIRES       EXPIRES      EXPIRES     EXPIRES    EXPIRES     EXPIRES      EXPIRES
                                IN 2008    IN 2009       IN 2010      IN 2011     IN 2012    IN 2013     IN 2014      IN 2015
------------------------------------------------------------------------------------------------------------------------------
ACCESSOR FUND
   Growth                     $       -  $        -  $  4,327,104  $ 3,845,553  $       -  $        -  $        -  $         -
   Value                              -           -             -            -          -           -           -            -
   Small to Mid Cap                   -           -             -            -          -           -           -            -
   International Equity               -           -             -            -          -           -           -            -
   Total Return                       -           -             -            -          -           -           -      225,716
   High Yield Bond                    -           -       947,550            -          -   1,017,103      81,754      256,991
   Intermediate
     Fixed-Income                     -           -             -            -          -           -     520,023            -
   Short-Intermediate
     Fixed-Income               103,223     109,478       383,518            -    718,330     397,737     886,525      739,784
   Mortgage Securities                -           -             -            -          -           -   4,648,320            -
   Limited Duration
     U.S. Government                  -           -             -            -          -      72,897     190,701            -

ACCESSOR ALLOCATION FUND
   Income Allocation                  -           -             -            -          -           -      69,163       90,492
   Income & Growth
     Allocation                       -           -             -            -          -           -           -            -
   Balanced Allocation                -           -             -            -          -           -           -            -
   Growth & Income
     Allocation                       -           -             -            -          -           -           -            -
==============================================================================================================================

--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    133

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------
During the year ended December 31, 2007, Growth Fund utilized capital loss carryovers of $19,989,941, Value Fund utilized capital loss carryovers of
$17,933,287,  Small  to  Mid  Cap  Fund  utilized  capital  loss  carryovers  of
$24,807,707, International Equity utilized capital loss carryovers of $1,214,963, Intermediate Fixed-Income Fund utilized capital loss carryovers of $959,424, Limited Duration U.S. Government utilized capital loss carryovers of $18,603, Mortgage Securities Fund utilized capital loss carryovers of $285,694, Income & Growth Allocation Fund utilized capital loss carryovers of $141,751, Balanced Allocation Fund utilized capital loss carryovers of $358,991, and Growth & Income Allocation Fund utilized capital loss carryovers of $450,628.
--------------------------------------------------------------------------------
8. DISTRIBUTIONS TO SHAREHOLDERS |
---------------------------------- The amount and characteristics of tax-basis distributions and composition of net assets are finalized at fiscal year-end as follows:

--------------------------------------------------------------------------------------------------------------------------
                                                                     GROWTH                VALUE          SMALL TO MID CAP
--------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2006, DISTRIBUTIONS PAID FROM:
Ordinary income                                                 $         441,488     $     1,803,205     $        137,802
Long-term capital gains                                                         -                   -                    -
                                                                -----------------------------------------------------------
                                                                          441,488           1,803,205              137,802
Return of capital                                                               -                   -                    -
                                                                -----------------------------------------------------------
                                                                $         441,488     $     1,803,205     $        137,802
FOR THE YEAR ENDED DECEMBER 31, 2007, DISTRIBUTIONS PAID FROM:
Ordinary income                                                 $         454,394     $     1,431,946     $        624,186
Long-term capital gains                                                         -           4,066,676              495,067
                                                                -----------------------------------------------------------
                                                                          454,394           5,498,622            1,119,253
Return of capital                                                               -                   -                    -
                                                                -----------------------------------------------------------
                                                                $         454,394     $     5,498,622     $      1,119,253
AS OF DECEMBER 31, 2007, THE COMPONENTS OF
DISTRIBUTABLE EARNINGS ON A TAX BASIS WERE AS FOLLOWS:
Undistributed ordinary income                                   $          13,594     $        63,108     $              -
Accumulated capital gain (loss)                                                 -                   -            1,172,656
Capital loss carryforward                                              (8,172,657)                  -                    -
Unrealized appreciation (depreciation)                                  8,576,867           6,785,544           19,872,272
Post October losses                                                    (1,033,578)         (1,991,948)                   -
Other cumulative effect of timing differences                                (278)                  -                    -
                                                                -----------------------------------------------------------
                                                                $        (616,052)    $     4,856,704     $     21,044,928
===========================================================================================================================

--------------------------------------------------------------------------------
134                     ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                           INTERNATIONAL        TOTAL        HIGH YIELD    INTERMEDIATE
                                                               EQUITY          RETURN           BOND       FIXED-INCOME
-------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED, DECEMBER 31, 2006, DISTRIBUTIONS
PAID FROM:
Ordinary income                                             $    707,226             N/A   $   4,156,577   $   3,544,698
Long-term capital gains                                                -             N/A               -               -
                                                            -------------------------------------------------------------
                                                                 707,226             N/A       4,156,577       3,544,698
Return of capital                                                      -                               -               -
                                                            -------------------------------------------------------------
                                                            $    707,226             N/A   $   4,156,577   $   3,544,698
FOR THE YEAR ENDED, DECEMBER 31, 2007, DISTRIBUTIONS
   PAID FROM:
Ordinary income                                             $ 12,960,990   $     283,655   $   5,592,048   $   4,022,658
Long-term capital gains                                        8,130,066               -               -               -
                                                            -------------------------------------------------------------
                                                              21,091,056         283,655       5,592,048       4,022,658
Return of capital                                                      -                               -               -
                                                            -------------------------------------------------------------
                                                            $ 21,091,056   $     283,655   $   5,592,048   $   4,022,658

AS OF DECEMBER 31, 2007, THE COMPONENTS OF
DISTRIBUTABLE EARNINGS ON A TAX BASIS WERE AS FOLLOWS:
Undistributed ordinary income                               $  4,666,310   $       1,039   $       6,445   $           -
Undistributed long-term capital gain                           3,715,510               -               -               -
Accumulated capital gain (loss)                                        -               -               -               -
Unrealized appreciation (depreciation)                        24,118,375      (1,091,078)     (1,627,538)     (4,316,108)
Capital loss carryforwards                                             -        (225,716)     (2,303,398)       (520,024)
Post October losses                                             (200,197)              -      (1,074,014)              -
Other cumulative effect of timing differences                    (21,641)              -               -               -
                                                            -------------------------------------------------------------
                                                            $ 32,278,357   $  (1,315,755)   $ (4,998,505)  $ (4,836,132)
=========================================================================================================================

                                                       SHORT-INTERMEDIATE      MORTGAGE      LIMITED DURATION
                                                          FIXED-INCOME        SECURITIES      U.S. GOVERNMENT
---------------------------------------------------------------------------------------------------------------

FOR THE YEAR ENDED DECEMBER 31, 2006, DISTRIBUTIONS
  PAID FROM:
Ordinary income                                        $        5,419,630   $   4,767,808   $        2,075,569
Long-term capital gains                                                 -               -                    -
                                                       --------------------------------------------------------
                                                                5,419,630       4,767,808            2,075,569
Return of capital                                                       -               -                    -
                                                       --------------------------------------------------------
                                                       $        5,419,630   $   4,767,808   $        2,075,569
FOR THE YEAR ENDED DECEMBER 31, 2007, DISTRIBUTIONS
  PAID FROM:
Ordinary income                                        $        6,028,491   $   2,392,350   $        2,608,520
Long-term capital gains                                                 -               -                    -
                                                       --------------------------------------------------------
                                                                6,028,491       2,392,350            2,608,520
Return of capital                                                       -               -                    -
                                                       --------------------------------------------------------
                                                       $        6,028,491   $   2,392,350   $        2,608,520

AS OF DECEMBER 31, 2007, THE COMPONENTS OF
DISTRIBUTABLE EARNINGS ON A TAX BASIS WERE AS FOLLOWS:
Undistributed ordinary income                          $           12,671   $           -   $            8,856
Accumulated capital gain (loss)                                         -               -                    -
Unrealized appreciation (depreciation)                         (4,740,655)        583,339              724,957
Capital loss carryforwards                                     (3,338,595)     (4,648,320)            (263,598)
Post October losses                                                     -               -                    -
Other cumulative effect of timing differences                           -               -                    -
                                                       --------------------------------------------------------
                                                       $       (8,066,579)  $ (4,064,979)   $          470,215
===============================================================================================================

International Fund elected to defer to the year ended December 31, 2008, approximately $200,197 of foreign currency losses incurred during the period from November 1, 2007 to December 31, 2007.

Growth Fund, Value Fund and High Yield Bond Fund elected to defer to the year ended December 31, 2008, approximately $1,033,578, $1,991,948 and $1,074,014, respectively, of capital losses incurred during the period November 1, 2007 to December 31, 2007.

--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    135

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                        U.S. GOVERNMENT        INCOME         INCOME & GROWTH
                                                             MONEY           ALLOCATION         ALLOCATION
---------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2006, DISTRIBUTIONS
  PAID FROM:
Ordinary income                                        $       54,934,321   $     769,918   $        1,043,989
Long-term capital gains                                                 -               -               10,744
                                                       --------------------------------------------------------
                                                               54,934,321         769,918            1,054,733
Return of capital                                                       -               -                    -
                                                       --------------------------------------------------------
                                                       $       54,934,321   $     769,918   $        1,054,733
FOR THE YEAR ENDED DECEMBER 31, 2007, DISTRIBUTIONS
PAID FROM:
Ordinary income                                        $       61,377,004   $   1,013,027   $        1,496,252
Long-term capital gains                                                 -               -               14,200
                                                       --------------------------------------------------------
                                                               61,377,004       1,013,027            1,510,452
Return of capital                                                       -               -                    -
                                                       --------------------------------------------------------
                                                       $       61,377,004   $   1,013,027   $        1,510,452
AS OF DECEMBER 31, 2007, THE COMPONENTS OF
DISTRIBUTABLE EARNINGS ON A TAX BASIS WERE AS FOLLOWS:
Undistributed ordinary income                          $        3,868,023   $       1,241   $           34,238
Accumulated capital gain (loss)                                         -               -              228,286
Unrealized appreciation (depreciation)                                  -        (613,946)           2,589,022
Capital loss carryforwards                                              -        (159,655)                   -
Post October losses                                                     -         (93,042)                   -
Other cumulative effect of timing differences                  (4,195,847)              -                    -
                                                       --------------------------------------------------------
                                                       $         (327,824)  $    (865,402)  $        2,851,546
===============================================================================================================

                                                                                  GROWTH &                     AGGRESSIVE
                                                                   BALANCED        INCOME         GROWTH         GROWTH
                                                                  ALLOCATION     ALLOCATION     ALLOCATION     ALLOCATION
---------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2006, DISTRIBUTIONS PAID FROM:
Ordinary income                                                  $  2,022,328   $  2,331,316   $  1,068,541   $    133,009
Long-term capital gains                                                   348          1,343              -              -
                                                                 ----------------------------------------------------------
                                                                    2,022,676      2,332,659      1,068,541        133,009
Return of capital                                                           -              -              -              -
                                                                 ----------------------------------------------------------
                                                                 $  2,022,676   $  2,332,659   $  1,068,541   $    133,009
FOR THE YEAR ENDED DECEMBER 31, 2007, DISTRIBUTIONS PAID FROM:
Ordinary income                                                  $  4,043,690   $  4,642,512   $  3,321,000   $  1,435,670
Long-term capital gains                                                     -              -          4,034              -
                                                                 ----------------------------------------------------------
                                                                    4,043,690      4,642,512      3,325,034      1,435,670
Return of capital                                                           -              -              -              -
                                                                 ----------------------------------------------------------
                                                                 $  4,043,690   $  4,642,512   $  3,325,034   $  1,435,670
AS OF DECEMBER 31, 2007, THE COMPONENTS OF
DISTRIBUTABLE EARNINGS ON A TAX BASIS WERE AS FOLLOWS:
Undistributed ordinary income                                    $      3,146   $      3,489   $          -   $      2,875
Accumulated capital gain (loss)                                       808,285      1,710,152      2,352,094      1,359,231
Unrealized appreciation (depreciation)                             12,610,688     22,054,750     27,751,232     15,992,235
Other cumulative effect of timing differences                               -              -              -              -
                                                                 ----------------------------------------------------------
                                                                 $ 13,422,119   $ 23,768,391   $ 30,103,326   $ 17,354,341
===========================================================================================================================

Income Allocation Fund elected to defer to the year ended December 31, 2008, approximately $93,043 of capital losses incurred during the period November 1, 2007 to December 31, 2007.

--------------------------------------------------------------------------------
136                     ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------
In accordance with accounting pronouncements, the Fund has recorded several reclassifications in the capital account. These classifications have no impact on the net asset value of the Fund. These differences, which may result in distribution reclassifications, are primarily due to distributions in excess of tax earnings and profits and operating loss. As of December 31, 2007, the Funds recorded the following reclassifications to increase (decrease) the accounts below:

--------------------------------------------------------------------------------
                                       UNDISTRIBUTED   ACCUMULATED    ADDITIONAL
                                      NET INVESTMENT     REALIZED       PAID-IN
                                          INCOME           LOSS         CAPITAL
--------------------------------------------------------------------------------
Growth                                $      (20,739)  $     20,739   $       -
Value                                           (978)          (742)      1,720
Small to Mid Cap                             211,021       (118,911)    (92,110)
International Equity                        (282,038)       282,038           -
Total Return                                       -              -           -
High Yield Bond                                4,428         (4,428)          -
Intermediate Fixed-Income                     28,711         (9,729)    (18,982)
Short-Intermediate Fixed Income               67,642        (67,642)          -
Mortgage Securities                          (52,783)        55,314      (2,531)
Limited Duration U.S. Government              10,627        (10,627)          -
U.S. Government Money                              -              -           -
Income Allocation                                  -              -           -
Income & Growth Allocation                   241,388       (241,388)          -
Balanced Allocation                        1,047,284     (1,047,284)          -
Growth & Income Allocation                 1,666,845     (1,666,845)          -
Growth Allocation                          1,988,054     (1,988,054)          -
Aggressive Growth Allocation               1,146,214     (1,146,214)          -
================================================================================

--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    137

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------
9. AFFILIATED COMPANIES |
------------------------- Each Allocation Fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control:

------------------------------------------------------------------------------------------------------------------------
                                                 PURCHASE         SALES        DIVIDEND         2007           2006
                                                   COST           COST          INCOME         VALUE           VALUE
------------------------------------------------------------------------------------------------------------------------
ACCESSOR INCOME ALLOCATION FUND

INVESTMENT COMPANIES

ACCESSOR FUNDS - ADVISOR CLASS SHARES
   International Equity                        $    435,000   $    435,000   $         -   $           -   $          -
   High Yield Bond                                3,980,000      1,934,198       262,138       3,564,456      1,808,845
   Intermediate Fixed-Income                      4,350,000              -       112,053       4,334,874              -
   Short-Intermediate Fixed Income                  495,000      5,465,993       472,139       4,549,443      9,620,257
   Mortgage Securities                            2,820,000              -       100,225       3,723,132        826,665
   U.S. Government Money                            150,000      2,750,000       105,604       1,065,497      3,665,497
                                               -------------------------------------------------------------------------
TOTAL                                          $ 12,230,000   $ 10,585,191   $ 1,052,159   $  17,237,402   $ 15,921,264

------------------------------------------------------------------------------------------------------------------------
ACCESSOR INCOME & GROWTH ALLOCATION FUND

INVESTMENT COMPANIES

ACCESSOR FUNDS - ADVISOR CLASS SHARES
   Growth                                      $    425,000   $  1,020,882   $    11,132   $   4,021,305   $  4,434,102
   Value                                          1,700,000        885,625        37,537       3,623,890      2,894,266
   Small to Mid Cap                               1,430,000      1,130,709         3,734       1,625,668      1,491,521
   International Equity                           3,685,000      1,486,376        46,883       5,569,033      3,466,170
   High Yield Bond                                4,100,000        697,650       316,725       5,734,801      2,627,933
   Intermediate Fixed-Income                      7,135,000              -       157,108       7,098,672              -
   Short-Intermediated Fixed-Income               2,210,000      7,545,661       570,033       6,580,147     11,984,264
   Mortgage Securities                            4,570,000        449,385       132,963       5,842,595      1,641,574
   U.S. Government Money                            875,000      3,950,000       106,012         437,177      3,512,177
                                               -------------------------------------------------------------------------
TOTAL                                          $ 26,130,000   $ 17,166,288   $ 1,382,127   $  40,533,288   $ 32,052,007

------------------------------------------------------------------------------------------------------------------------
ACCESSOR BALANCED ALLOCATION FUND

INVESTMENT COMPANIES

ACCESSOR FUNDS - ADVISOR CLASS SHARES
   Growth                                      $  2,400,000   $  2,948,305   $    54,575   $  19,986,466   $ 19,501,792
   Value                                          6,720,000      1,092,489       184,408      18,757,146     13,546,478
   Small to Mid Cap                               4,140,000      1,353,245        19,875       9,004,526      6,754,670
   International Equity                          11,460,000      1,951,014       203,409      24,161,775     14,542,926
   High Yield Bond                                8,170,000      2,595,664       881,369      12,713,240      7,953,631
   Intermediate Fixed-Income                     12,710,000              -       306,842      12,669,831              -
   Short-Intermediated Fixed-Income               2,150,000     15,010,325     1,303,919      11,634,509     24,805,473
   Mortgage Securities                            6,510,000              -       243,598       9,653,411      2,969,042
   U.S. Government Money                                  -      2,000,000       140,589       1,500,232      3,500,232
                                               -------------------------------------------------------------------------
TOTAL                                          $ 54,260,000   $ 26,951,042   $ 3,338,584   $ 120,081,136   $ 93,574,244

------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
138                     ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                 PURCHASE         SALES        DIVIDEND         2007          2006
                                                   COST           COST          INCOME         VALUE          VALUE
-------------------------------------------------------------------------------------------------------------------------
ACCESSOR GROWTH & INCOME ALLOCATION FUND

INVESTMENT COMPANIES

ACCESSOR FUNDS - ADVISOR CLASS SHARES
   Growth                                      $    500,000   $  3,018,417   $    83,816   $  30,930,649   $  31,874,297
   Value                                          6,815,000      2,002,399       281,067      28,220,090      23,937,761
   Small to Mid Cap                               3,970,000      1,591,163        31,489      14,326,419      12,752,030
   International                                 17,730,000      1,390,167       323,742      40,483,560      24,153,676
   High Yield Bond                                4,475,000      3,614,571       949,058      11,601,942      11,475,348
   Intermediate Fixed-Income                     10,520,000              -       364,861      11,868,480       1,430,885
   Short-Intermediate Fixed-Income                5,790,000     15,475,060     1,451,336      15,627,143      25,777,180
   Mortgage Securities                            2,055,000        200,401       218,898       6,244,451       4,288,748
   U.S.Government Money                                   -      1,100,000        29,321          20,815       1,120,815
                                               --------------------------------------------------------------------------
TOTAL                                          $ 51,855,000   $ 28,392,178   $ 3,733,588   $ 159,323,549   $ 136,810,740

-------------------------------------------------------------------------------------------------------------------------
ACCESSOR GROWTH ALLOCATION FUND

INVESTMENT COMPANIES

ACCESSOR FUNDS - ADVISOR CLASS SHARES
   Growth                                      $  2,355,000   $  5,298,137   $   101,803   $  37,339,394   $  38,372,591
   Value                                          4,520,000              -       337,545      33,899,321      29,625,709
   Small to Mid Cap                               2,305,000        505,706        35,842      16,473,627      15,274,296
   International                                 21,350,000        615,600       364,483      47,350,902      26,295,283
   High Yield Bond                                  965,000              -       620,921       8,286,395       7,786,851
   Intermediate Fixed-Income                      1,100,000              -        22,886       1,090,704               -
   Short-Intermediate Fixed-Income                1,410,000      4,343,519       418,485       4,710,296       7,787,603
   Mortgage Securities                            2,425,000              -        84,093       3,754,401       1,289,689
                                               --------------------------------------------------------------------------
TOTAL                                          $ 36,430,000   $ 10,762,962   $ 1,986,058   $ 152,905,040   $ 126,432,022

-------------------------------------------------------------------------------------------------------------------------
ACCESSOR AGGRESSIVE GROWTH ALLOCATION FUND

INVESTMENT COMPANIES

ACCESSOR FUNDS - ADVISOR CLASS SHARES
   Growth                                      $  2,615,000   $  5,957,584   $    57,603   $  20,884,255   $  23,097,763
   Value                                          2,235,000        649,635       196,519      19,287,628      17,838,915
   Small to Mid Cap                                 825,000        100,724        20,988       9,575,478       9,205,765
   International Equity                          14,480,000        963,430       209,384      29,130,294      15,400,731
   U.S. Government Money                                  -              -             -              34              34
                                               --------------------------------------------------------------------------
TOTAL                                          $ 20,155,000   $  7,671,373   $   484,494   $  78,877,689   $  65,543,208

-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    139

================================================================================
                                   GROWTH FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                                2007          2006          2005          2004         2003
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $   26.03     $   24.49     $   23.08     $   20.77     $  17.13

Net investment income (loss)(1)                       0.08          0.07          0.05          0.13         0.09
   Net realized and unrealized gain (loss)
     on investments(1)                                1.44          1.54          1.43          2.26         3.65
                                                 -------------------------------------------------------------------
Total from investment operations                      1.52          1.61          1.48          2.39         3.74

   Distributions from net investment income          (0.07)        (0.07)        (0.07)        (0.08)       (0.10)
                                                 -------------------------------------------------------------------
Total distributions                                  (0.07)        (0.07)        (0.07)        (0.08)       (0.10)
                                                 -------------------------------------------------------------------
   Redemption fees                                    0.00(4)       0.00(4)       0.00(4)       0.00(4)      0.00(4)

NET ASSET VALUE, END OF PERIOD                   $   27.48     $   26.03     $   24.49     $   23.08     $  20.77
====================================================================================================================
TOTAL RETURN(2)                                       5.86%         6.56%         6.44%        11.52%       21.90%
NET ASSETS, END OF PERIOD (IN THOUSANDS)         $ 161,713     $ 178,084     $ 133,132     $ 113,110     $ 94,904
Ratio of expenses to average net assets(6)            1.12%         1.20%         1.22%         0.91%        0.83%
   Ratio of net investment income (loss) to
     average net assets                               0.30%         0.29%         0.21%         0.60%        0.49%
Portfolio turnover rate                             190.94%       130.94%        97.70%       141.00%       76.58%

--------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS SHARES                                 2007          2006         2005           2004        2003
--------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD             $   25.49     $   24.00     $   22.65     $   20.42     $  16.84

   Net investment income (loss)(1)                   (0.01)         0.02         (0.03)         0.01         0.00(4)
   Net realized and unrealized gain (loss)
     on investments(1)                                1.41          1.51          1.41          2.23         3.58
                                                 -------------------------------------------------------------------
Total from investment operations                      1.40          1.53          1.38          2.24         3.58

   Distributions from net investment income          (0.02)        (0.04)        (0.03)        (0.01)        0.00(4)
                                                 -------------------------------------------------------------------
Total distributions                                  (0.02)        (0.04)        (0.03)        (0.01)        0.00(4)
                                                 -------------------------------------------------------------------
   Redemption fees                                       -          0.00(4)       0.00(4)       0.00(4)      0.00(4)

NET ASSET VALUE, END OF PERIOD                   $   26.87     $   25.49     $   24.00     $   22.65     $  20.42
====================================================================================================================
TOTAL RETURN(2)                                       5.49%         6.36%         6.11%        10.96%       21.28%
NET ASSETS, END OF PERIOD (IN THOUSANDS)         $   2,037     $   2,293     $   2,682     $   2,687     $  3,319
   Ratio of expenses to average net assets(6)         1.47%         1.39%         1.54%         1.37%        1.32%
   Ratio of net investment income (loss) to
     average net assets                              (0.05)%        0.06%        (0.13)%        0.05%        0.00%
Portfolio turnover rate                             190.94%       130.94%        97.70%       141.00%       76.58%

--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
140                     ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                                   GROWTH FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                      2007          2006          2005          2004         2003
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $   25.39     $   24.07     $   22.83     $   20.68     $  17.14

   Net investment income (loss)(1)                   (0.18)        (0.17)        (0.18)        (0.07)       (0.10)
   Net realized and unrealized gain (loss)
     on investments(1)                                1.40          1.49          1.42          2.22         3.65
                                                 -------------------------------------------------------------------
Total from investment operations                      1.22          1.32          1.24          2.15         3.55

   Distributions from net investment income              -             -             -             -        (0.01)
                                                 -------------------------------------------------------------------
Total distributions                                      -             -             -             -        (0.01)
                                                 -------------------------------------------------------------------
   Redemption fees                                       -          0.00(4)       0.00(4)       0.00(4)      0.00(4)

NET ASSET VALUE, END OF PERIOD                   $   26.61     $   25.39     $   24.07     $   22.83     $  20.68
====================================================================================================================
TOTAL RETURN(2)                                       4.81%         5.48%         5.43%        10.40%       20.72%
NET ASSETS, END OF PERIOD (IN THOUSANDS)         $   5,470     $   5,269     $   4,095     $   3,327     $  2,333
   Ratio of expenses to average net assets(6)         2.10%         2.20%         2.22%         1.92%        1.83%
   Ratio of net investment income (loss) to
     average net assets                              (0.70)%       (0.71)%       (0.80)%       (0.35)%      (0.51)%
Portfolio turnover rate                             190.94%       130.94%        97.70%       141.00%       76.58%

--------------------------------------------------------------------------------------------------------------------
A CLASS SHARES                                      2007          2006          2005          2004        2003(3)
--------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD             $   25.89     $   24.40     $   23.02     $   20.75     $  19.22

   Net investment income (loss)(1)                   (0.01)        (0.01)        (0.03)         0.17         0.00(4)
   Net realized and unrealized gain (loss)
     on investments(1)                                1.43          1.52          1.44          2.13         1.54
                                                 -------------------------------------------------------------------
Total from investment operations                      1.42          1.51          1.41          2.30         1.54

   Distributions from net investment income          (0.01)        (0.02)        (0.03)        (0.03)       (0.01)
                                                 -------------------------------------------------------------------
Total distributions                                  (0.01)        (0.02)        (0.03)        (0.03)       (0.01)
                                                 -------------------------------------------------------------------
   Redemption fees                                       -          0.00(4)       0.00(4)       0.00(4)      0.00(4)

NET ASSET VALUE, END OF PERIOD                   $   27.30     $   25.89     $   24.40     $   23.02     $  20.75
====================================================================================================================
TOTAL RETURN(2,5)                                     5.50%         6.20%         6.13%        11.10%        8.04%
NET ASSETS, END OF PERIOD (IN THOUSANDS)         $     780     $     779     $     746     $     175     $      1
   Ratio of expenses to average net assets(6)         1.46%         1.55%         1.62%         1.30%        1.52%*
   Ratio of net investment income (loss) to
     average net assets                              (0.04)%       (0.05)%       (0.11)%        0.77%        0.00%*
Portfolio turnover rate                             190.94%       130.94%        97.70%       141.00%       76.58%

--------------------------------------------------------------------------------------------------------------------

(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Class commenced operations on September 29, 2003.
(4)   Less than $0.005 per share.
(5)   Class A total return does not include the one-time front-end sales charge.
(6)   The effect of any custody credits on this ratio is less than 0.01%.
*     Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    141

================================================================================
                                   VALUE FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                                    2007          2006          2005           2004           2003
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $   23.94     $   20.86     $   19.93     $    17.58     $    13.62

   Net investment income (loss)(1)                         0.26          0.31          0.27           0.23           0.16
   Net realized and unrealized gain (loss)
     on investments(1)                                     0.55          3.09          0.93           2.33           3.97
                                                      ----------------------------------------------------------------------
Total from investment operations                           0.81          3.40          1.20           2.56           4.13

   Distributions from net investment income               (0.24)        (0.32)        (0.27)         (0.21)         (0.17)
   Distributions from capital gains                       (0.66)            -             -              -              -
                                                      ----------------------------------------------------------------------
Total distributions                                       (0.90)        (0.32)        (0.27)         (0.21)         (0.17)
                                                      ----------------------------------------------------------------------
   Redemption fees                                         0.00(4)       0.00(4)          -           0.00(4)        0.00(4)

NET ASSET VALUE, END OF PERIOD                        $   23.85     $   23.94     $   20.86     $    19.93     $    17.58
============================================================================================================================
TOTAL RETURN(2)                                            3.32%        16.42%         6.09%         14.67%         30.50%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $ 141,422     $ 127,895     $ 109,228     $   94,222     $   70,232
   Ratio of gross expenses to average net assets(6)        0.97%         0.99%         1.00%          0.84%          0.84%
   Ratio of net expenses to average net assets(6)          0.97%         0.99%         0.85%          0.84%          0.84%
   Ratio of net investment income to average
     net assets                                            1.04%         1.40%         1.36%          1.27%          1.08%
Portfolio turnover rate                                  158.41%        64.20%        70.01%         88.83%        118.86%

============================================================================================================================
INVESTOR CLASS SHARES                                   2007          2006          2005           2004           2003
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                  $   23.97     $   20.88     $   19.95     $    17.57     $    13.64

   Net investment income (loss)(1)                         0.13          0.20          0.21           0.14           0.09
   Net realized and unrealized gain (loss)
     on investments(1)                                     0.55          3.10          0.93           2.34           3.96
                                                      ----------------------------------------------------------------------
Total from investment operations                           0.68          3.30          1.14           2.48           4.05

   Distributions from net investment income               (0.12)        (0.21)        (0.21)         (0.10)         (0.12)
   Distributions from capital gains                       (0.66)            -             -              -              -
                                                      ----------------------------------------------------------------------
Total distributions                                       (0.78)        (0.21)        (0.21)         (0.10)         (0.12)
                                                      ----------------------------------------------------------------------
   Redemption fees                                            -          0.00(4)          -           0.00(4)        0.00(4)

NET ASSET VALUE, END OF PERIOD                        $   23.87     $   23.97     $   20.88     $    19.95     $    17.57
============================================================================================================================
TOTAL RETURN(2)                                            2.76%        15.88%         5.78%         14.13%         29.92%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $   2,053     $   2,207     $   2,448     $    2,372     $    2,545
   Ratio of gross expenses to average net assets(6)        1.47%         1.47%         1.29%          1.30%          1.31%
   Ratio of net expenses to average net assets(6)          1.47%         1.47%         1.14%          1.30%          1.31%
   Ratio of net investment income to average
     net assets                                            0.53%         0.91%         1.06%          0.78%          0.60%
Portfolio turnover rate                                  158.41%        64.20%        70.01%         88.83%        118.86%

--------------------------------------------------------------------------------
142                     ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                                   VALUE FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                          2007          2006          2005           2004           2003
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $   23.92     $   20.84     $   19.92     $    17.57     $    13.62

   Net investment income (loss)(1)                         0.01          0.09          0.07           0.05           0.02
   Net realized and unrealized gain (loss)
     on investments(1)                                     0.54          3.09          0.93           2.33           3.95
                                                      ----------------------------------------------------------------------
Total from investment operations                           0.55          3.18          1.00           2.38           3.97

   Distributions from net investment income               (0.02)        (0.10)        (0.08)         (0.03)         (0.02)
   Distributions from capital gains                       (0.66)            -             -              -              -
                                                      ----------------------------------------------------------------------
Total distributions                                       (0.68)        (0.10)        (0.08)         (0.03)         (0.02)
                                                      ----------------------------------------------------------------------
   Redemption fees                                            -          0.00(4)          -           0.00(4)        0.00(4)
NET ASSET VALUE, END OF PERIOD                        $   23.79     $   23.92     $   20.84     $    19.92     $    17.57
============================================================================================================================
TOTAL RETURN(2)                                            2.23%        15.31%         5.02%         13.56%         29.20%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $   4,162     $   3,831     $   3,314     $    3,020     $    2,283
   Ratio of gross expenses to average net assets(6)        1.97%         1.99%         2.00%          1.84%          1.84%
   Ratio of net expenses to average net assets(6)          1.97%         1.99%         1.85%          1.84%          1.84%
   Ratio of net investment income to average
     net assets                                            0.03%         0.40%         0.36%          0.26%          0.12%
Portfolio turnover rate                                  158.41%        64.20%        70.01%         88.83%        118.86%

============================================================================================================================
A CLASS SHARES                                          2007          2006          2005           2004           2003(3)
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                  $   23.95     $   20.84     $   19.91     $    17.57     $    15.65

   Net investment income (loss)(1)                         0.18          0.25          0.20           0.20           0.01
   Net realized and unrealized gain (loss)
     on investments(1)                                     0.53          3.10          0.93           2.29           1.94
                                                      ----------------------------------------------------------------------
Total from investment operations                           0.71          3.35          1.13           2.49           1.95

   Distributions from net investment income               (0.16)        (0.24)        (0.20)         (0.15)         (0.03)
   Distributions from capital gains                       (0.66)            -             -              -              -
                                                      ----------------------------------------------------------------------
Total distributions                                       (0.82)        (0.24)        (0.20)         (0.15)         (0.03)
                                                      ----------------------------------------------------------------------
   Redemption fees                                            -          0.00(4)          -           0.00(4)        0.00(4)

NET ASSET VALUE, END OF PERIOD                        $   23.84     $   23.95     $   20.84     $    19.91     $    17.57
============================================================================================================================
TOTAL RETURN(2,6)                                          3.07%        16.00%         5.72%         14.24%         12.48%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $     256     $     160     $   1,096     $    1,075     $        2
   Ratio of gross expenses to average net assets(6)        1.25%         1.35%         1.34%          1.18%          1.69%*
   Ratio of net expenses to average net assets(6)          1.25%         1.35%         1.19%          1.18%          1.69%*
   Ratio of net investment income to
     average net assets                                    0.70%         1.05%         1.00%          1.00%          0.34%*
Portfolio turnover rate                                  158.41%        64.20%        70.01%         88.83%        118.86%

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Class commenced operations on September 29, 2003.
(4)   Less than 0.005 per share
(5)   Class A total return does not include the one-time front-end sales charge.
(6)   The effect of any custody credits on this ratio is less than 0.01%.
  *   Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    143

================================================================================
                             SMALL TO MID CAP FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                                             2007           2006          2005         2004         2003
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $   32.06     $    28.20    $   24.96    $    21.00    $   14.62

   Net investment income (loss)(1)                                  0.05           0.05         0.03         (0.02)        0.03
   Net realized and unrealized gain (loss)
     on investments(1)                                             (0.97)          3.83         3.21          3.98         6.38
                                                               -------------------------------------------------------------------
Total from investment operations                                   (0.92)          3.88         3.24          3.96         6.41

   Distributions from net investment income                        (0.07)         (0.02)           -          0.00(6)     (0.03)
   Distributions from capital gains                                (0.05)             -            -             -            -
                                                               -------------------------------------------------------------------
Total distributions                                                (0.12)         (0.02)           -          0.00(5)     (0.03)
                                                               -------------------------------------------------------------------
   Redemption fees                                                  0.00(5)        0.00(5)      0.00(5)       0.00(5)      0.00(5)

NET ASSET VALUE, END OF PERIOD                                 $   31.02     $    32.06    $   28.20    $    24.96    $   21.00
==================================================================================================================================
TOTAL RETURN(2)                                                    (2.89)%        13.75%       12.98%        18.86%       43.91%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                       $ 291,934     $  288,277    $ 155,235    $  163,878    $ 134,782
   Ratio of expenses (including dividend expense)
     to average net assets(6,7)                                     1.26%          1.22%        1.26%         1.20%        1.24%
   Ratio of expenses (excluding dividend expense)
     to average net assets(6,7)                                     1.20%          1.22%        1.26%         1.20%        1.24%
   Ratio of net investment income (loss) (including dividend        0.15%          0.18%        0.13%        (0.09)%       0.20%
     expense) to average net assets(6,7)
   Ratio of net investment income loss (excluding dividend
     expense) to average net assets(6,7)                            0.21%          0.18%        0.13%        (0.09)%       0.20%
Portfolio turnover rate                                            57.25%         37.24%       41.64%        46.31%       47.88%
==================================================================================================================================
INVESTOR CLASS SHARES                                             2007          2006         2005          2004         2003
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                           $   30.84     $    27.24    $   24.20    $    20.46    $   14.28

   Net investment income (loss)(1)                                 (0.10)         (0.08)       (0.06)        (0.12)       (0.04)
   Net realized and unrealized gain (loss)
     on investments(1)                                             (0.93)          3.68         3.10          3.86         6.22
                                                               -------------------------------------------------------------------
Total from investment operations                                   (1.03)          3.60         3.04          3.74         6.18

   Distributions from net investment income                            -              -            -             -            -
   Distributions from capital gains                                (0.05)             -            -             -            -
                                                               -------------------------------------------------------------------
Total distributions                                                (0.05)             -            -             -            -
                                                               -------------------------------------------------------------------
   Redemption fees                                                 (0.00)(5)       0.00(5)      0.00(5)       0.00(5)      0.00(5)

NET ASSET VALUE, END OF PERIOD                                 $   29.76     $    30.84    $   27.24    $    24.20    $   20.46
==================================================================================================================================

TOTAL RETURN(2)                                                    (3.35)%        13.22%       12.56%        18.28%       43.28%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                       $   4,719     $    4,396    $   4,028    $    3,414    $   3,148
   Ratio of expenses (including dividend expense)
     to average net assets(6,7)                                     1.74%          1.68%        1.64%         1.67%        1.72%
   Ratio of expenses (excluding dividend expense)
     to average net assets(6,7)                                     1.68%          1.68%        1.64%         1.67%        1.72%
   Ratio of net investment loss (including dividend
     expense) to average net assets                                (0.33)%        (0.29)%      (0.24)%       (0.56)%      (0.26)%
   Ratio of net investment loss (excluding dividend
     expense) to average net assets                                (0.27)%        (0.29)%      (0.24)%       (0.56)%      (0.26)%
Portfolio turnover rate                                            57.25%         37.24%       41.64%        46.31%       47.88%

--------------------------------------------------------------------------------
144                     ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                              SMALL TO MID CAP FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                                          2007        2006         2005         2004         2003
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $ 30.88     $ 27.43      $ 24.52      $ 20.84      $ 14.62

   Net investment income (loss)(1)                                      (0.27)      (0.24)       (0.21)       (0.23)       (0.15)
   Net realized and unrealized gain (loss)
      on investments(1)                                                 (0.91)       3.69         3.12         3.91         6.37
                                                                      --------------------------------------------------------------
Total from investment operations                                        (1.18)       3.45         2.91         3.68         6.22

   Distributions from net investment income                                 -           -            -            -            -
   Distributions from capital gains                                     (0.05)          -            -            -            -
                                                                      --------------------------------------------------------------
Total distributions                                                     (0.05)          -            -            -            -
                                                                      --------------------------------------------------------------
   Redemption fees                                                          -       (0.00)(5)    (0.00)(5)    (0.00)(5)    (0.00)(5)
NET ASSET VALUE, END OF PERIOD                                        $ 29.65     $ 30.88      $ 27.43      $ 24.52      $ 20.84
====================================================================================================================================
TOTAL RETURN(2)                                                         (3.83)%     12.58%       11.87%       17.66%       42.54%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                              $ 3,250     $ 3,272      $ 2,617      $ 2,439      $ 2,221
   Ratio of expenses (including dividend expense)
      to average net assets(6,7)                                         2.26%       2.22%        2.27%        2.20%        2.23%
   Ratio of expenses (excluding dividend expense)
      to average net assets(6,7)                                         2.20%       2.22%        2.27%        2.20%        2.23%
   Ratio of net investment loss (including dividend expense)
      to average net assets(6,7)                                        (0.85)%     (0.82)%      (0.84)%      (1.09)%      (0.87)%
   Ratio of net investment loss (excluding dividend expense)
      to average net assets                                             (0.79)%     (0.82)%      (0.84)%      (1.09)%      (0.87)%
Portfolio turnover rate                                                 57.25%      37.24%       41.64%       46.31%       47.88%
====================================================================================================================================
A CLASS SHARES                                                           2007        2006         2005         2004         2003(3)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $ 31.67     $ 27.94      $ 24.83      $ 20.98      $ 18.34

   Net investment income (loss)(1)                                      (0.03)      (0.05)       (0.05)       (0.10)       (0.02)
   Net realized and unrealized gain (loss)
      on investments(1)                                                 (0.98)       3.78         3.16         3.95         2.66
                                                                      --------------------------------------------------------------
Total from investment operations                                        (1.01)       3.73         3.11         3.85         2.64

   Distributions from net investment income                             (0.01)          -            -            -            -
   Distributions from capital gains                                     (0.05)          -            -            -            -
                                                                      --------------------------------------------------------------
Total distributions                                                     (0.06)          -            -            -            -
                                                                      --------------------------------------------------------------
   Redemption fees                                                          -       (0.00)(5)    (0.00)(5)    (0.00)(5)    (0.00)(5)

NET ASSET VALUE, END OF PERIOD                                        $ 30.60     $ 31.67      $ 27.94      $ 24.83      $ 20.98
====================================================================================================================================
TOTAL RETURN(2,4)                                                       (3.24)%     13.39%       12.53%       18.35%       14.39%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                              $ 5,851     $   354      $   704      $   622      $     1
   Ratio of expenses (including dividend expense)
      to average net assets(6,7)                                         1.58%       1.57%        1.62%        1.55%        1.82%*
   Ratio of expenses (excluding dividend expense)
      to average net assets(6,7)                                         1.52%       1.57%        1.62%        1.55%        1.82%*
   Ratio of net investment loss (including dividend
      expense) to average net assets                                    (0.08)%     (0.17)%      (0.21)%      (0.42)%      (0.36)%*
   Ratio of net investment loss (excluding dividend
      expense) to average net assets                                    (0.02)%     (0.17)%      (0.21)%      (0.42)%      (0.36)%*
Portfolio turnover rate                                                 57.25%      37.24%       41.64%       46.31%       47.88%

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Class commenced operations on September 29, 2003.
(4)   Class A total return does not include the one-time front-end sales charge.
(5)   Less than $0.005 per share.
(6)   The effect of any custody credits on this ratio is less than 0.01%.
(7) Dividend expense totaled 0.06%, 0%, 0%, 0% and 0%, respectively, of average net assets for the years ended December 31, 2007, 2006, 2005, 2004 and 2003, respectively.

 *    Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    145

================================================================================
                            INTERNATIONAL EQUITY FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                                                2007          2006           2005          2004          2003
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $   22.99     $   17.35      $   15.21      $  12.96      $   9.65

   Net investment income (loss)(1)                                    0.24          0.10           0.14          0.15          0.12
   Net realized and unrealized gain (loss)
      on investments(1)                                               2.71          5.65           2.04          2.15          3.18
                                                                 -------------------------------------------------------------------
Total from investment operations                                      2.95          5.75           2.18          2.30          3.30

   Distributions from net investment income                          (0.20)        (0.11)         (0.04)        (0.05)            -
   Distributions from capital gains                                  (1.81)            -              -             -             -
                                                                 -------------------------------------------------------------------
Total distributions                                                  (2.01)        (0.11)         (0.04)        (0.05)            -
                                                                 -------------------------------------------------------------------
   Redemption fees(7)                                                 0.00(6)      (0.00)(6)      (0.00)(6)     (0.00)(6)      0.01

NET ASSET VALUE, END OF PERIOD                                   $   23.93     $   22.99      $   17.35      $  15.21      $  12.96
====================================================================================================================================
TOTAL RETURN(2)                                                      12.97%        33.13%         14.33%        17.76%        34.30%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                         $ 241,397     $ 152,545      $ 100,146      $ 87,790      $ 69,059
   Ratio of expenses to average net assets(5)                         1.33%         1.44%          1.41%         1.24%         1.36%
   Ratio of net investment income (loss) to
      average net assets                                              0.96%         0.53%          0.89%         1.09%         1.17%
Portfolio turnover rate                                              73.71%        93.54%        127.58%        15.91%        21.84%

====================================================================================================================================
INVESTOR CLASS SHARES                                               2007          2006           2005          2004          2003
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                             $   22.32     $   16.85      $   14.79      $  12.61      $   9.43

   Net investment income (loss)(1)                                    0.07          0.03           0.10          0.09          0.08
   Net realized and unrealized gain (loss)
      on investments(1)                                               2.66          5.46           1.96          2.09          3.09
                                                                 -------------------------------------------------------------------
Total from investment operations                                      2.73          5.49           2.06          2.18          3.17

   Distributions from net investment income                          (0.10)        (0.02)             -             -             -
   Distributions from capital gains                                  (1.81)            -              -             -             -
                                                                 -------------------------------------------------------------------
Total distributions                                                  (1.91)        (0.02)             -             -             -
                                                                 -------------------------------------------------------------------
   Redemption fees(7)                                                 0.00(6)      (0.00)(6)      (0.00)(6)     (0.00)(6)      0.01

NET ASSET VALUE, END OF PERIOD                                   $   23.14     $   22.32      $   16.85      $  14.79      $  12.61
====================================================================================================================================
TOTAL RETURN(2)                                                      12.37%        32.59%         13.93%        17.29%        33.72%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                         $   6,523     $   1,746      $   1,200      $  1,159      $  1,272
   Ratio of expenses to average net assets(5)                         1.79%         1.92%          1.68%         1.69%         1.83%
   Ratio of net investment income (loss) to
      average net assets                                              0.27%         0.18%          0.65%         0.67%         0.76%
Portfolio turnover rate                                              73.71%        93.54%        127.58%        15.91%        21.84%

--------------------------------------------------------------------------------
146                     ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                            INTERNATIONAL EQUITY FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                                         2007        2006         2005          2004         2003
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $  22.33     $ 16.94      $  14.97      $ 12.83      $  9.64

   Net investment income (loss)(1)                                     (0.01)      (0.09)        (0.02)        0.01         0.01
   Net realized and unrealized gain (loss)
      on investments(1)                                                 2.63        5.48          1.99         2.13         3.17
                                                                    ----------------------------------------------------------------
Total from investment operations                                        2.62        5.39          1.97         2.14         3.18

   Distributions from net investment income                                -           -             -            -            -
   Distributions from capital gains                                    (1.81)          -             -            -            -
                                                                    ----------------------------------------------------------------
Total distributions                                                    (1.81)          -             -            -            -
                                                                    ----------------------------------------------------------------
   Redemption fees(7)                                                   0.00(6)    (0.00)(6)     (0.00)(6)    (0.00)(6)     0.01

NET ASSET VALUE, END OF PERIOD                                      $  23.14     $ 22.33      $  16.94      $ 14.97      $ 12.83
====================================================================================================================================
TOTAL RETURN(2)                                                        11.85%      31.82%        13.16%       16.68%       33.09%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                            $  7,631     $ 5,095      $  2,392      $ 1,748      $ 1,113
   Ratio of expenses to average net assets(5)                           2.33%       2.41%         2.41%        2.24%        2.36%
   Ratio of net investment income (loss) to
      average net assets                                               (0.03)%     (0.48)%       (0.12)%       0.10%        0.09%
Portfolio turnover rate                                                73.71%      93.54%       127.58%       15.91%       21.84%

====================================================================================================================================
A CLASS SHARES                                                        2007         2006         2005          2004         2003(3)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                $  22.87     $ 17.27      $  15.17      $ 12.94      $ 11.18

   Net investment income (loss)(1)                                     (0.02)       0.05          0.08         0.15        (0.03)
   Net realized and unrealized gain (loss)
      on investments(1)                                                 2.86        5.60          2.02         2.11         1.79
                                                                    ----------------------------------------------------------------
Total from investment operations                                        2.84        5.65          2.10         2.26         1.76

   Distributions from net investment income                            (0.13)      (0.05)            -        (0.03)           -
   Distributions from capital gains                                    (1.81)          -             -            -            -
                                                                    ----------------------------------------------------------------
Total distributions                                                    (1.94)      (0.05)            -        (0.03)           -
                                                                    ----------------------------------------------------------------
   Redemption fees                                                      0.00(6)    (0.00)(6)     (0.00)(6)    (0.00)(6)    (0.00)(6)

NET ASSET VALUE, END OF PERIOD                                      $  23.77     $ 22.87      $  17.27      $ 15.17      $ 12.94
====================================================================================================================================
TOTAL RETURN(2,4)                                                      12.56%      32.73%        13.84%       17.45%       15.74%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                            $ 11,927     $   709      $    521      $   360      $     1
   Ratio of expenses to average net assets(5)                           1.57%       1.90%         1.77%        1.56%        1.85%*
   Ratio of net investment income (loss) to
      average net assets                                               (0.09)%      0.22%         0.50%        1.01%       (1.11)%*
Portfolio turnover rate                                                73.71%      93.54%       127.58%       15.91%       21.84%

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Class commenced operations on September 29, 2003.
(4)   Class A total return does not include the one-time front-end sales charge.
(5)   The effect of any custody credits on this ratio is less than 0.01%.
(6)   Less than $0.005 per share.
(7) Per share amounts relating to redemption fees for 2002-2003 have been reclassified from net realized and unrealized gain (loss) on investments to redemption fees.
 *    Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    147

================================================================================
                                TOTAL RETURN FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                       2007(3)
--------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                 $  10.00

Net investment income (loss)(1)                                          0.07
Net realized and unrealized gain (loss) on investments(1)               (0.16)
                                                                     ----------
Total from investment operations                                        (0.09)

Distributions from net investment income                                (0.06)
                                                                     ----------
Total distributions                                                     (0.06)
                                                                     ----------

NET ASSET VALUE, END OF PERIOD                                       $   9.85
================================================================================
TOTAL RETURN(2)                                                         (0.96)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                             $ 57,067
Ratio of expenses to average net assets                                  0.87%*
Ratio of net investment income to average net assets                     2.37%*
Portfolio turnover rate                                                512.93%

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Commenced operations on September 10, 2007.
 *    Annualized

--------------------------------------------------------------------------------
148                     ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                              HIGH YIELD BOND FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                                     2007          2006            2005          2004            2003
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $     11.01   $     10.72    $     11.31    $     11.18    $        9.86

   Net investment income (loss)(1)                           0.80          0.80           0.82           0.89             0.94
   Net realized and unrealized gain (loss)
     on investments(1)                                      (0.57)         0.31          (0.58)          0.12             1.33
                                                      ---------------------------------------------------------------------------
Total from investment operations                             0.23          1.11           0.24           1.01             2.27

   Distributions from net investment income                 (0.80)        (0.82)         (0.83)         (0.88)           (0.96)
                                                      ---------------------------------------------------------------------------
Total distributions                                         (0.80)        (0.82)         (0.83)         (0.88)           (0.96)
                                                      ---------------------------------------------------------------------------
   Redemption fees(7)                                        0.00(6)       0.00(6)        0.00(6)        0.00(6)          0.01

NET ASSET VALUE, END OF PERIOD                        $     10.44   $     11.01    $     10.72    $     11.31    $       11.18
=================================================================================================================================
TOTAL RETURN(2)                                              2.10%        10.82%          2.20%          9.49%           24.24%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $    72,604   $    59,931    $    50,311    $    50,920    $      51,918
   Ratio of expenses to average net assets(5)                0.91%         0.90%          0.93%          0.83%            0.95%
   Ratio of net investment income to average
     net assets                                              7.38%         7.52%          7.51%          8.00%            8.99%
Portfolio turnover rate                                     86.29%        87.80%         62.75%         75.03%          154.85%

=================================================================================================================================
INVESTOR CLASS SHARES                                     2007          2006           2005           2004           2003
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                  $     11.01   $     10.73    $     11.30    $     11.18    $        9.86

   Net investment income (loss)(1)                           0.76          0.82           0.78           0.84             0.83
   Net realized and unrealized gain (loss)
     on investments(1)                                      (0.56)         0.28          (0.55)          0.11             1.40
                                                      ---------------------------------------------------------------------------
Total from investment operations                             0.20          1.10           0.23           0.95             2.23

   Distributions from net investment income                 (0.76)        (0.82)         (0.80)         (0.83)           (0.91)
                                                      ---------------------------------------------------------------------------
Total distributions                                         (0.76)        (0.82)         (0.80)         (0.83)           (0.91)
                                                      ---------------------------------------------------------------------------
Redemption fees(7)                                              -          0.00(6)        0.00(6)        0.00(6)          0.00(6)

NET ASSET VALUE, END OF PERIOD                        $     10.45   $     11.01    $     10.73    $     11.30    $       11.18
=================================================================================================================================
TOTAL RETURN(2)                                              1.85%        10.71%          2.11%          8.95%           23.60%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $     1,850   $       498    $       471    $     1,277    $         276
   Ratio of expenses to average net assets(5)                1.29%         0.91%          1.22%          1.28%            1.44%
   Ratio of net investment income to average
     net assets                                              7.02%         7.54%          7.29%          7.47%            8.51%
Portfolio turnover rate                                     86.29%        87.80%         62.75%         75.03%          154.85%

--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    149

================================================================================
                              HIGH YIELD BOND FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                            2007          2006           2005           2004           2003
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $     10.99   $     10.71    $     11.29    $     11.17    $        9.86

   Net investment income (loss)(1)                           0.69          0.70           0.71           0.77             0.84
   Net realized and unrealized gain (loss)
     on investments(1)                                      (0.56)         0.29          (0.57)          0.13             1.32
                                                      ---------------------------------------------------------------------------
Total from investment operations                             0.13          0.99           0.14           0.90             2.16

   Distributions from net investment income                 (0.69)        (0.71)         (0.72)         (0.78)           (0.86)
   Distributions from capital gains                             -             -              -              -                -
                                                      ---------------------------------------------------------------------------
Total distributions                                         (0.69)        (0.71)         (0.72)         (0.78)           (0.86)
                                                      ---------------------------------------------------------------------------
   Redemption fees(7)                                           -          0.00(6)        0.00(6)        0.00(6)          0.01

NET ASSET VALUE, END OF PERIOD                        $     10.43   $     10.99    $     10.71    $     11.29    $       11.17
=================================================================================================================================
TOTAL RETURN(2)                                              1.17%         9.65%          1.29%          8.39%           22.95%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $     1,416   $     1,804    $     1,565    $     1,935    $       1,224
   Ratio of expenses to average net assets(5)                1.89%         1.90%          1.93%          1.83%            1.97%
   Ratio of net investment income to average
     net assets                                              6.37%         6.53%          6.51%          6.99%            7.96%
Portfolio turnover rate                                     86.29%        87.80%         62.75%         75.03%          154.85%

=================================================================================================================================
A CLASS SHARES                                            2007          2006           2005          2004            2003(3)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                  $     11.00   $     10.72    $     11.30    $     11.17    $       10.77

   Net investment income (loss)(1)                           0.77          0.77           0.79           0.86             0.22
   Net realized and unrealized gain (loss)
     on investments(1)                                      (0.55)         0.30          (0.57)          0.13             0.42
                                                      ---------------------------------------------------------------------------
Total from investment operations                             0.22          1.07           0.22           0.99             0.64

   Distributions from net investment income                 (0.78)        (0.79)         (0.80)         (0.86)           (0.24)
   Distributions from capital gains                             -             -              -              -                -
                                                      ---------------------------------------------------------------------------
Total distributions                                         (0.78)        (0.79)         (0.80)         (0.86)           (0.24)
                                                      ---------------------------------------------------------------------------
   Redemption fees(7)                                           -          0.00(6)        0.00(6)        0.00(6)          0.00(6)

NET ASSET VALUE, END OF PERIOD                        $     10.44   $     11.00    $     10.72    $     11.30    $       11.17
=================================================================================================================================
TOTAL RETURN(2,4)                                            1.96%        10.44%          2.05%          9.25%            5.99%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $     1,410   $       158    $       144    $       136    $          15
   Ratio of expenses to average net assets(5)                1.17%         1.16%          1.18%          1.07%            1.15%*
   Ratio of net investment income (loss) to
     average net assets                                      7.18%         7.27%          7.28%          7.70%            8.82%*
Portfolio turnover rate                                     86.29%        87.80%         62.75%         75.03%          154.85%

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Class commenced operations on September 29, 2003.
(4)   Class A total return does not include the one-time front-end sales charge.
(5)   The effect of any custody credits on this ratio is less than 0.01%.
(6)   Less than $0.005 per share
(7) Per share amounts relating to redemption fees for 2003 have been reclassified from net realized and unrealized gain (loss) on investments to redemption fees.
*     Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
150                     ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                         INTERMEDIATE FIXED-INCOME FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                                     2007        2006       2005       2004       2003
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $  11.24   $   11.64   $  11.91   $  12.13   $  12.45

   Net investment income (loss)(1)                         0.75        0.79       0.63       0.60       0.55
   Net realized and unrealized gain (loss)
     on investments(1)                                    (0.36)      (0.38)     (0.20)     (0.14)      0.06
                                                       ------------------------------------------------------
Total from investment operations                           0.39        0.41       0.43       0.46       0.61
                                                       ------------------------------------------------------

   Distributions from net investment income               (0.77)      (0.81)     (0.66)     (0.59)     (0.57)
   Distributions from capital gains                           -           -      (0.04)     (0.09)     (0.36)
                                                       ------------------------------------------------------
Total distributions                                       (0.77)      (0.81)     (0.70)     (0.68)     (0.93)
                                                       ------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                         $  10.86   $   11.24   $  11.64   $  11.91   $  12.13
=============================================================================================================
TOTAL RETURN(2)                                            3.64%       3.73%      3.69%      3.88%      4.93%
NET ASSETS, END OF PERIOD (IN THOUSANDS)               $ 71,409   $  36,331   $ 56,312   $ 51,548   $ 37,099
   Ratio of expenses to average net assets(3)              0.79%       0.73%      0.73%      0.87%      0.74%
   Ratio of net investment income to average
     net assets                                            6.87%       6.90%      5.36%      5.04%      4.46%
Portfolio turnover rate                                   71.66%     102.65%     93.26%    125.84%    105.58%

=============================================================================================================
INVESTOR CLASS SHARES                                    2007        2006       2005       2004       2003
-------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                   $  11.23   $   11.63   $  11.91   $  12.13   $  12.45

   Net investment income (loss)(1)                         0.70        0.75       0.61       0.53       0.50
   Net realized and unrealized gain (loss)
     on investments(1)                                    (0.36)      (0.39)     (0.22)     (0.13)      0.04
                                                       ------------------------------------------------------
Total from investment operations                           0.34        0.36       0.39       0.40       0.54

   Distributions from net investment income               (0.72)      (0.76)     (0.63)     (0.53)     (0.50)
   Distributions from capital gains                           -           -      (0.04)     (0.09)     (0.36)
                                                       ------------------------------------------------------
Total distributions                                       (0.72)      (0.76)     (0.67)     (0.62)     (0.86)
                                                       ------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                         $  10.85   $   11.23   $  11.63   $  11.91   $  12.13
=============================================================================================================
TOTAL RETURN(2)                                            3.15%       3.30%      3.36%      3.37%      4.41%
NET ASSETS, END OF PERIOD (IN THOUSANDS)               $  7,083   $   1,646   $  1,552   $    982   $  6,745
   Ratio of expenses to average net assets(3)              1.29%       1.15%      0.97%      1.38%      1.24%
   Ratio of net investment income to average
     net assets                                            6.45%       6.64%      5.12%      4.23%      3.96%
Portfolio turnover rate                                   71.66%     102.65%     93.26%    125.84%    105.58%

--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    151

================================================================================
                         INTERMEDIATE FIXED-INCOME FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                           2007        2006       2005       2004       2003
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $  11.23   $   11.63   $  11.91   $  12.12   $  12.45

   Net investment income (loss)(1)                         0.71        0.70       0.52       0.47       0.43
   Net realized and unrealized gain (loss)
     on investments(1)                                    (0.44)      (0.40)     (0.22)     (0.12)      0.05
                                                       ------------------------------------------------------
Total from investment operations                           0.27        0.30       0.30       0.35       0.48

   Distributions from net investment income               (0.64)      (0.70)     (0.54)     (0.47)     (0.45)
   Distributions from capital gains                           -           -      (0.04)     (0.09)     (0.36)
                                                       ------------------------------------------------------
Total distributions                                       (0.64)      (0.70)     (0.58)     (0.56)     (0.81)
                                                       ------------------------------------------------------
   Redemption fees                                            -           -          -          -          -

NET ASSET VALUE, END OF PERIOD                         $  10.86   $   11.23   $  11.63   $  11.91   $  12.12
=============================================================================================================
TOTAL RETURN(2)                                            2.51%       2.76%      2.59%      2.95%      3.86%
NET ASSETS, END OF PERIOD (IN THOUSANDS)               $    856   $   5,119   $    846   $    865   $  1,320
   Ratio of expenses to average net assets(3)              1.72%       1.74%      1.73%      1.87%      1.76%
   Ratio of net investment income to average
     net assets                                            6.26%       6.08%      4.37%      3.96%      3.44%
Portfolio turnover rate                                   71.66%     102.65%     93.26%    125.84%    105.58%

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   The effect of any custody credits on this ratio is less than 0.01%.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
152                     ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                                     2007        2006       2005       2004       2003
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $  11.62   $   11.76   $  11.98   $  12.18   $  12.34

   Net investment income (loss)(1)                         0.71        0.57       0.46       0.45       0.43
   Net realized and unrealized gain (loss)
     on investments(1)                                    (0.39)      (0.13)     (0.18)     (0.19)     (0.16)
                                                       ------------------------------------------------------
Total from investment operations                           0.32        0.44       0.28       0.26       0.27

   Distributions from net investment income               (0.74)      (0.58)     (0.50)     (0.46)     (0.43)
   Distributions from capital gains                           -           -          -          -          -
                                                       ------------------------------------------------------
Total distributions                                       (0.74)      (0.58)     (0.50)     (0.46)     (0.43)
                                                       ------------------------------------------------------
   Redemption fees                                            -           -          -          -          -

NET ASSET VALUE, END OF PERIOD                         $  11.20   $   11.62   $  11.76   $  11.98   $  12.18
=============================================================================================================
TOTAL RETURN(2)                                            2.78%       3.86%      2.38%      2.16%      2.19%
NET ASSETS, END OF PERIOD (IN THOUSANDS)               $ 65,017   $ 107,195   $ 95,933   $ 68,402   $ 80,613
   Ratio of expenses to average net assets(5)              0.72%       0.71%      0.73%      0.64%      0.63%
   Ratio of net investment income to average
     net assets                                            6.17%       4.86%      3.99%      3.70%      3.54%
Portfolio turnover rate                                   41.16%      52.95%     42.14%     74.14%     86.10%

=============================================================================================================
INVESTOR CLASS SHARES                                    2007        2006       2005       2004       2003
-------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                   $  11.62   $   11.76   $  11.98   $  12.18   $  12.34

   Net investment income (loss)(1)                         0.65        0.54       0.43       0.38       0.39
   Net realized and unrealized gain (loss)
     on investments(1)                                    (0.40)      (0.12)     (0.20)     (0.18)     (0.18)
                                                       ------------------------------------------------------
Total from investment operations                           0.25        0.42       0.23       0.20       0.21

   Distributions from net investment income               (0.68)      (0.56)     (0.45)     (0.40)     (0.37)
   Distributions from capital gains                           -           -          -          -          -
                                                       ------------------------------------------------------
Total distributions                                       (0.68)      (0.56)     (0.45)     (0.40)     (0.37)
                                                       ------------------------------------------------------
   Redemption fees                                            -           -          -          -          -

NET ASSET VALUE, END OF PERIOD                         $  11.19   $   11.62   $  11.76   $  11.98   $  12.18
=============================================================================================================
TOTAL RETURN(2)                                            2.22%       3.68%      2.02%      1.71%      1.74%
NET ASSETS, END OF PERIOD (IN THOUSANDS)               $    568   $     729   $  1,261   $  1,730   $  6,968
   Ratio of expenses to average net assets(5)              1.19%       0.87%      1.06%      1.08%      1.11%
   Ratio of net investment income to average
     net assets                                            5.71%       4.68%      3.65%      2.99%      3.15%
Portfolio turnover rate                                   41.16%      52.95%     42.14%     74.14%     86.10%

--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                     153

================================================================================
                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                            2007          2006           2005          2004          2003
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $     11.60   $     11.75    $     11.97    $     12.17    $     12.33

   Net investment income (loss)(1)                           0.60          0.42           0.36           0.34           0.30
   Net realized and unrealized gain (loss)
      on investments(1)                                     (0.40)        (0.11)         (0.20)         (0.19)         (0.16)
                                                      -------------------------------------------------------------------------
Total from investment operations                             0.20          0.31           0.16           0.15           0.14

   Distributions from net investment income                 (0.62)        (0.46)         (0.38)         (0.35)         (0.30)
                                                      -------------------------------------------------------------------------
Total distributions                                         (0.62)        (0.46)         (0.38)         (0.35)         (0.30)
                                                      -------------------------------------------------------------------------
   Redemption fees                                              -             -              -              -              -

NET ASSET VALUE, END OF PERIOD                        $     11.18   $     11.60    $     11.75    $     11.97    $     12.17
===============================================================================================================================
TOTAL RETURN(2)                                              1.78%         2.69%          1.39%          1.21%          1.18%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $       968   $     1,290    $     4,176    $     3,782    $     2,739
   Ratio of expenses to average net assets(5)                1.70%         1.67%          1.73%          1.65%          1.63%
   Ratio of net investment income to average
      net assets                                             5.20%         3.85%          2.99%          2.78%          2.48%
Portfolio turnover rate                                     41.16%        52.95%         42.14%         74.14%         86.10%

===============================================================================================================================
A CLASS SHARES                                            2007          2006           2005          2004          2003(3)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                  $     11.59   $     11.74    $     11.96    $     12.17    $     12.24

   Net investment income (loss)(1)                           0.71          0.56           0.44           0.43           0.07
   Net realized and unrealized gain (loss)
      on investments(1)                                     (0.42)        (0.16)         (0.19)         (0.21)         (0.06)
                                                      -------------------------------------------------------------------------
Total from investment operations                             0.29          0.40           0.25           0.22           0.01

   Distributions from net investment income                 (0.71)        (0.55)         (0.47)         (0.43)         (0.08)
                                                      -------------------------------------------------------------------------
Total distributions                                         (0.71)        (0.55)         (0.47)         (0.43)         (0.08)
                                                      -------------------------------------------------------------------------
   Redemption fees                                              -             -              -              -              -

NET ASSET VALUE, END OF PERIOD                        $     11.17   $     11.59    $     11.74    $     11.96    $     12.17
===============================================================================================================================
TOTAL RETURN(2,4)                                            2.55%         3.53%          2.13%          1.86%          0.11%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $       306   $        97    $         23   $        22    $         1
   Ratio of expenses to average net assets(5)                0.99%         0.97%          0.98%          0.99%          1.19%*
   Ratio of net investment income to average
      net assets                                             6.24%         4.66%          3.75%          3.86%          2.39%*
Portfolio turnover rate                                     41.16%        52.95%         42.14%         74.14%         86.10%

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Class commenced operations on September 29, 2003.
(4)   Class A total return does not include the one-time front-end sales charge.
(5)   The effect of any custody credits on this ratio is less than 0.01%.
*     Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
154                     ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                            MORTGAGE SECURITIES FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                                      2007          2006           2005           2004           2003
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $     12.21   $     12.39    $     12.65    $     12.69    $     13.00

   Net investment income (loss)(1)                           0.56          0.52           0.45           0.46           0.38
   Net realized and unrealized gain (loss)
      on investments(1)                                      0.19         (0.05)         (0.20)          0.02          (0.08)
                                                      -------------------------------------------------------------------------
Total from investment operations                             0.75          0.47           0.25           0.48           0.30

   Distributions from net investment income                 (0.54)        (0.58)         (0.49)         (0.45)         (0.36)
   Distributions from capital gains                             -         (0.07)         (0.02)         (0.07)         (0.25)
                                                      -------------------------------------------------------------------------
Total distributions                                         (0.54)        (0.65)         (0.51)         (0.52)         (0.61)
                                                      -------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $     12.42   $     12.21    $     12.39    $     12.65    $     12.69
===============================================================================================================================
TOTAL RETURN(2)                                              6.28%         3.92%          1.96%          3.87%          2.34%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $    62,498   $    48,202    $   158,056    $   163,913    $   159,367
   Ratio of expenses to average net assets(3)                0.95%         1.00%          0.92%          0.81%          0.84%
   Ratio of net investment income to average
      net assets                                             4.54%         4.24%          3.56%          3.65%          2.93%
   Portfolio turnover rate                                 496.94%       578.95%        474.16%        324.40%        425.28%

===============================================================================================================================
INVESTOR CLASS SHARES                                     2007          2006           2005           2004           2003
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                  $     12.21   $     12.38    $     12.64    $     12.69    $     13.05

   Net investment income (loss)(1)                           0.50          0.45           0.41           0.40           0.32
   Net realized and unrealized gain (loss)
      on investments(1)                                      0.19         (0.03)         (0.20)          0.02          (0.09)
                                                      -------------------------------------------------------------------------
Total from investment operations                             0.69          0.42           0.21           0.42           0.23

   Distributions from net investment income                 (0.48)        (0.52)         (0.45)         (0.40)         (0.34)
   Distributions from capital gains                             -         (0.07)         (0.02)         (0.07)         (0.25)
                                                      -------------------------------------------------------------------------
Total distributions                                         (0.48)        (0.59)         (0.47)         (0.47)         (0.59)
                                                      -------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $     12.42   $     12.21    $     12.38    $     12.64    $     12.69
===============================================================================================================================
TOTAL RETURN(2)                                              5.76%         3.55%          1.59%          3.40%          1.80%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $     1,259   $       894    $     1,111    $     1,226    $     1,362
   Ratio of expenses to average net assets(3)                1.45%         1.56%          1.22%          1.29%          1.32%
   Ratio of net investment income to average
      net assets                                             4.12%         3.72%          3.25%          3.16%          2.45%
Portfolio turnover rate                                    496.94%       578.95%        474.16%        324.40%        425.28%

--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    155

================================================================================
                            MORTGAGE SECURITIES FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                            2007          2006           2005          2004          2003
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $     12.23   $     12.40    $     12.67    $     12.71    $     13.00

   Net investment income (loss)(1)                           0.44          0.38           0.33           0.33           0.25
   Net realized and unrealized gain (loss)
      on investments(1)                                      0.18         (0.03)         (0.21)          0.03          (0.08)
                                                      -------------------------------------------------------------------------
Total from investment operations                             0.62          0.35           0.12           0.36           0.17

   Distributions from net investment income                 (0.41)        (0.45)         (0.37)         (0.33)         (0.24)
   Distributions from capital gains                             -         (0.07)         (0.02)         (0.07)         (0.22)
                                                      -------------------------------------------------------------------------
Total distributions                                         (0.41)        (0.52)         (0.39)         (0.40)         (0.46)
                                                      -------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $     12.44   $     12.23    $     12.40    $     12.67    $     12.71
===============================================================================================================================
TOTAL RETURN(2)                                              5.22%         2.94%          0.90%          2.85%          1.30%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $       857   $       778    $     1,522    $     1,015    $     1,401
   Ratio of expenses to average net assets(3)                1.92%         2.10%          1.92%          1.81%          1.85%
   Ratio of net investment income to average
      net assets                                             3.57%         3.13%          2.58%          2.63%          1.92%
Portfolio turnover rate                                    496.94%       578.95%        474.16%        324.40%        425.28%

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   The effect of any custody credits on this ratio is less than 0.01%.
*     Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
156                     ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                      LIMITED DURATION U.S. GOVERNMENT FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

                                                          2007          2006           2005          2004(3)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $     11.92   $     11.87    $     11.96    $     12.00

   Net investment income (loss)(1)                           0.53          0.43           0.31           0.09
   Net realized and unrealized gain (loss)
      on investments(1)                                      0.19          0.08          (0.07)         (0.04)
                                                      -------------------------------------------------------------------------
Total from investment operations                             0.72          0.51           0.24           0.05

   Distributions from net investment income                 (0.52)        (0.46)         (0.33)         (0.09)
                                                      -------------------------------------------------------------------------
Total distributions                                         (0.52)        (0.46)         (0.33)         (0.09)
                                                      -------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $     12.12   $     11.92    $     11.87    $     11.96
===============================================================================================================================
TOTAL RETURN(2)                                              6.22%         4.36%          2.00%          0.44%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $    63,172   $    54,721    $    58,140    $    58,963
   Ratio of expenses to average net assets(4)                0.53%         0.65%          0.58%          0.57%*
   Ratio of net investment income to average
      net assets                                             4.40%         3.60%          2.61%          1.66%*
Portfolio turnover rate                                    103.74%        40.85%         65.48%         29.46%

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Fund commenced operations on July 6, 2004.
(4)   The effect of any custody credits on this ratio is less than 0.01%.
*     Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    157

================================================================================
                           U.S. GOVERNMENT MONEY FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                                    2007           2006           2005           2004           2003
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $       1.00   $       1.00   $       1.00   $       1.00   $       1.00

   Net investment income (loss)(1)                          0.05           0.04           0.03           0.01           0.01

   Distributions from net investment income                (0.05)         (0.04)         (0.03)         (0.01)         (0.01)
                                                    ---------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
===============================================================================================================================
TOTAL RETURN(2)                                             4.72%          4.49%          2.75%          0.93%          0.72%
NET ASSETS, END OF PERIOD (IN THOUSANDS)            $  1,344,292   $  1,433,080   $  1,266,322   $  1,260,063   $  1,175,275
   Ratio of gross expenses to average net                   0.46%          0.47%          0.45%          0.46%          0.46%
     assets(6)
   Ratio of net expenses to average net assets(6)           0.46%          0.47%          0.45%          0.46%          0.46%
   Ratio of net investment income to average
     net assets                                             4.60%          4.37%          2.68%          0.94%          0.72%

===============================================================================================================================
INVESTOR CLASS SHARES                                   2007           2006           2005           2004           2003
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                $       1.00   $       1.00   $       1.00   $       1.00   $       1.00

   Net investment income (loss)(1)                          0.04           0.04           0.02           0.01           0.00(5)

   Distributions from net investment income                (0.04)         (0.04)         (0.02)         (0.01)          0.00(5)
                                                    ---------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
===============================================================================================================================
TOTAL RETURN(2)                                             4.20%          3.97%          2.27%          0.68%          0.35%
NET ASSETS, END OF PERIOD (IN THOUSANDS)            $     11,203   $      9,286   $      6,355   $     12,689   $     15,832
   Ratio of gross expenses to average net                   0.96%          0.98%          0.91%          0.71%          0.85%
     assets(6)
   Ratio of net expenses to average net assets(6)           0.96%          0.98%          0.91%          0.71%          0.85%
   Ratio of net investment income to average
     net assets                                             4.09%          3.89%          2.19%          0.63%          0.35%

--------------------------------------------------------------------------------
158                     ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                           U.S. GOVERNMENT MONEY FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                          2007           2006           2005           2004           2003
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $       1.00   $       1.00   $       1.00   $       1.00   $       1.00

   Net investment income (loss)(1)                          0.04           0.03           0.02           0.01           0.00(5)

   Distributions from net investment income                (0.04)         (0.03)         (0.02)         (0.01)          0.00(5)
                                                    ---------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
===============================================================================================================================
TOTAL RETURN(2)                                             3.70%          3.45%          1.91%          0.68%          0.35%
NET ASSETS, END OF PERIOD (IN THOUSANDS)            $      1,507   $      2,808   $      2,014   $      1,989   $        747
   Ratio of gross expenses to average net                   1.46%          1.47%          1.29%          0.71%          0.81%
     assets(6)
   Ratio of net expenses to average net assets(6)           1.46%          1.47%          1.29%          0.71%          0.81%
   Ratio of net investment income to average
     net assets                                             3.59%          3.42%          1.88%          0.79%          0.35%

===============================================================================================================================
A CLASS SHARES                                          2007           2006           2005           2004          2003(3)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                $       1.00   $       1.00   $       1.00   $       1.00   $       1.00

   Net investment income (loss)(1)                          0.04           0.04           0.03           0.01           0.00(5)

   Distributions from net investment income                (0.04)         (0.04)         (0.03)         (0.01)          0.00(5)
                                                    ---------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
===============================================================================================================================
TOTAL RETURN(2,5)                                           4.46%          4.27%          2.54%          0.68%          0.10%
NET ASSETS, END OF PERIOD (IN THOUSANDS)            $      1,370   $        290   $        109   $         49   $         10
   Ratio of gross expenses to average net                   0.72%          0.70%          0.65%          0.72%          0.71%*
     assets(6)
   Ratio of net expenses to average net assets(6)           0.72%          0.70%          0.65%          0.72%          0.71%*
   Ratio of net investment income to average
     net assets                                             4.28%          4.30%          2.63%          0.94%          0.40%*

===============================================================================================================================
INSTITUTIONAL CLASS SHARES                              2007+
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                $       1.00

   Net investment income (loss)(1)                          0.05

   Distributions from net investment income                (0.05)
                                                    ---------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $       1.00
===============================================================================================================================
TOTAL RETURN(2)                                             4.97%
NET ASSETS, END OF PERIOD (IN THOUSANDS)            $     67,259
   Ratio of gross expenses to average net
     assets(6)                                              0.21%*
   Ratio of net expenses to average net assets(6)           0.21%*
   Ratio of net investment income to average
     net assets                                             4.78%*

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Class commenced operations on September 29, 2003.
(4)   Less than ($0.005) per share.
(5)   Class A total return does not include the one-time front-end sales charge.
(6)   The effect of any custody credits on this ratio is less than 0.01%.
*     Annualized
+     Class commenced operations on January 4, 2007.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    159

================================================================================
                             INCOME ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                                        2007         2006         2005         2004         2003
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $  14.84     $  14.94     $  15.17     $  15.29     $  15.19

   Net investment income (loss)(1)                            0.84         0.73         0.60         0.50         0.53
   Net realized and unrealized gain (loss)
     on investments(1)                                       (0.38)       (0.10)       (0.23)       (0.09)        0.17
                                                          -------------------------------------------------------------
Total from investment operations                              0.46         0.63         0.37         0.41         0.70

   Distributions from net investment income                  (0.85)       (0.73)       (0.59)       (0.49)       (0.53)
   Distributions from capital gains                              -            -        (0.01)       (0.04)       (0.07)
                                                          -------------------------------------------------------------
Total distributions                                          (0.85)       (0.73)       (0.60)       (0.53)       (0.60)
                                                          -------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                            $  14.45     $  14.84     $  14.94     $  15.17     $  15.29
=======================================================================================================================
TOTAL RETURN(2)                                               3.16%        4.32%        2.38%        2.83%        4.68%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                  $ 11,696     $ 10,440     $  8,415     $  7,410     $  7,313
   Ratio of gross expenses to average net assets              0.29%        0.35%        0.36%        0.42%        0.29%
   Ratio of net expenses to average net assets                0.29%        0.20%        0.20%        0.20%        0.10%
   Ratio of net investment income (loss)
     (excluding expenses paid directly by the
     manager) to average net assets                           5.75%        4.76%        3.79%        3.06%        3.30%
   Ratio of net investment income to average
     net assets                                               5.75%        4.91%        3.94%        3.28%        3.49%
   Portfolio turnover rate                                   60.59%       14.19%       19.91%       33.21%       52.48%

=======================================================================================================================
INVESTOR CLASS SHARES                                       2007         2006         2005         2004         2003
-----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                      $  14.83     $  14.93     $  15.17     $  15.29     $  15.19

   Net investment income (loss)(1)                            0.77         0.65         0.52         0.42         0.46
   Net realized and unrealized gain (loss)
     on investments(1)                                       (0.40)       (0.10)       (0.23)       (0.08)        0.16
                                                          -------------------------------------------------------------
Total from investment operations                              0.37         0.55         0.29         0.34         0.62

   Distributions from net investment income                  (0.77)       (0.65)       (0.52)       (0.42)       (0.45)
   Distributions from capital gains                              -            -        (0.01)       (0.04)       (0.07)
                                                          -------------------------------------------------------------
Total distributions                                          (0.77)       (0.65)       (0.53)       (0.46)       (0.52)
                                                          -------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                            $  14.43     $  14.83     $  14.93     $  15.17     $  15.29
=======================================================================================================================
TOTAL RETURN(2)                                               2.58%        3.81%        1.92%        2.28%        4.17%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                  $  3,067     $  3,037     $  3,399     $  3,266     $  3,015
   Ratio of gross expenses to average net assets              0.79%        0.83%        0.82%        0.92%        0.79%
   Ratio of net expenses to average net assets                0.79%        0.69%        0.66%        0.70%        0.60%
   Ratio of net investment income (loss)
     (excluding expenses paid directly by the
     manager) to average net assets                           5.24%        4.23%        3.32%        2.54%        2.78%
   Ratio of net investment income to average
     net assets                                               5.24%        4.37%        3.48%        2.77%        2.96%
   Portfolio turnover rate                                   60.59%       14.19%       19.91%       33.21%       52.48%

--------------------------------------------------------------------------------
160                     ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                             INCOME ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                              2007         2006         2005         2004         2003
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $  14.81     $  14.91     $  15.15     $  15.28     $  15.18

   Net investment income (loss)(1)                            0.69         0.60         0.44         0.37         0.33
   Net realized and unrealized gain (loss)
     on investments(1)                                       (0.39)       (0.12)       (0.23)       (0.11)        0.21
                                                          ---------------------------------------------------------------
Total from investment operations                              0.30         0.48         0.21         0.26         0.54

   Distributions from net investment income                  (0.70)       (0.58)       (0.44)       (0.35)       (0.37)
   Distributions from capital gains                              -            -        (0.01)       (0.04)       (0.07)
                                                          ---------------------------------------------------------------
Total distributions                                          (0.70)       (0.58)       (0.45)       (0.39)       (0.44)
                                                          ---------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                            $  14.41     $  14.81     $  14.91     $  15.15     $  15.28
=========================================================================================================================
TOTAL RETURN(2)                                               2.07%        3.31%        1.38%        1.77%        3.62%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                  $  2,872     $  3,033     $  1,546     $  1,529     $    448
   Ratio of gross expenses to average net assets              1.29%        1.40%        1.36%        1.43%        1.29%
   Ratio of net expenses to average net assets                1.29%        1.20%        1.20%        1.20%        1.10%
   Ratio of net investment income (loss)
     (excluding expenses paid directly by the
     manager) to average net assets                           4.74%        3.79%        2.79%        2.20%        2.08%
   Ratio of net investment income to average
     net assets                                               4.74%        3.99%        2.95%        2.43%        2.27%
Portfolio turnover rate                                      60.59%       14.19%       19.91%       33.21%       52.48%

=========================================================================================================================
A CLASS SHARES                                              2007         2006         2005         2004         2003(3)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                      $  14.84     $  14.92     $  15.17     $  15.29     $  15.32

   Net investment income (loss)(1)                            0.80         0.73         0.56         0.50         0.10
   Net realized and unrealized gain (loss)
     on investments(1)                                       (0.39)       (0.12)       (0.25)       (0.12)        0.04
                                                          ---------------------------------------------------------------
Total from investment operations                              0.41         0.61         0.31         0.38         0.14

   Distributions from net investment income                  (0.81)       (0.69)       (0.55)       (0.46)       (0.10)
   Distributions from capital gains                              -            -        (0.01)       (0.04)       (0.07)
                                                          ---------------------------------------------------------------
Total distributions                                          (0.81)       (0.69)       (0.56)       (0.50)       (0.17)
                                                          ---------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                            $  14.44     $  14.84     $  14.92     $  15.17     $  15.29
=========================================================================================================================
TOTAL RETURN(2,4)                                             2.88%        4.13%        2.06%        2.53%        0.94%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                  $    689     $    617     $    720     $    581     $    150
   Ratio of gross expenses to average net assets              0.57%        0.54%        0.61%        0.68%        1.11%*
   Ratio of net expenses to average net assets                0.57%        0.45%        0.45%        0.45%        0.37%*
   Ratio of net investment income (loss)
     (excluding expenses paid directly by the
     manager) to average net assets                           5.45%        4.62%        3.57%        2.93%        4.04%*
   Ratio of net investment income to average
     net assets                                               5.45%        4.71%        3.73%        3.16%        4.78%*
Portfolio turnover rate                                      60.59%       14.19%       19.91%       33.21%       52.48%

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Class commenced operations on September 29, 2003.
(4)   Class A total return does not include the one-time front-end sales charge.
*     Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    161

================================================================================
                         INCOME & GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                                        2007         2006         2005         2004         2003
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $  16.27     $  15.57     $  15.38     $  14.83     $  13.48

   Net investment income (loss)(1)                            0.62         0.56         0.45         0.39         0.40
   Net realized and unrealized gain (loss)
     on investments(1)                                        0.03         0.71         0.20         0.55         1.40
                                                          -------------------------------------------------------------
Total from investment operations                              0.65         1.27         0.65         0.94         1.80

   Distributions from net investment income                  (0.69)       (0.56)       (0.45)       (0.37)       (0.39)
   Distributions from capital gains                          (0.01)       (0.01)       (0.01)       (0.02)       (0.06)
                                                          -------------------------------------------------------------
Total distributions                                          (0.70)       (0.57)       (0.46)       (0.39)       (0.45)
                                                          -------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                            $  16.22     $  16.27     $  15.57     $  15.38     $  14.83
=======================================================================================================================
TOTAL RETURN(2)                                               4.03%        8.33%        4.29%        6.45%       13.56%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                  $ 24,914     $ 15,923     $ 14,277     $ 12,381     $  8,693
   Ratio of gross expenses to average net assets              0.24%        0.28%        0.28%        0.33%        0.30%
   Ratio of net expenses to average net assets                0.24%        0.20%        0.20%        0.20%        0.10%
   Ratio of net investment income (loss)
     (excluding expenses paid directly by the
     manager) to average net assets                           3.78%        3.44%        2.87%        2.45%        2.64%
   Ratio of net investment income to average
     net assets                                               3.78%        3.52%        2.95%        2.58%        2.84%
Portfolio turnover rate                                      48.68%       19.31%       11.49%       19.76%       26.08%

=======================================================================================================================
INVESTOR CLASS SHARES                                       2007         2006         2005         2004         2003
-----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                      $  16.26     $  15.57     $  15.37     $  14.83     $  13.48

   Net investment income (loss)(1)                            0.53         0.49         0.37         0.31         0.33
   Net realized and unrealized gain (loss)
     on investments(1)                                        0.04         0.69         0.22         0.55         1.40
                                                          -------------------------------------------------------------
Total from investment operations                              0.57         1.18         0.59         0.86         1.73

   Distributions from net investment income                  (0.61)       (0.48)       (0.38)       (0.30)       (0.32)
   Distributions from capital gains                          (0.01)       (0.01)       (0.01)       (0.02)       (0.06)
                                                          -------------------------------------------------------------
Total distributions                                          (0.62)       (0.49)       (0.39)       (0.32)       (0.38)
                                                          -------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                            $  16.21     $  16.26     $  15.57     $  15.37     $  14.83
=======================================================================================================================
TOTAL RETURN(2)                                               3.51%        7.76%        3.89%        5.88%       13.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                  $  4,955     $  5,263     $  2,740     $  4,602     $  3,818
   Ratio of gross expenses to average net assets              0.74%        0.78%        0.72%        0.83%        0.80%
   Ratio of net expenses to average net assets                0.74%        0.69%        0.64%        0.70%        0.60%
   Ratio of net investment income (loss)
     (excluding expenses paid directly by the
     manager) to average net assets                           3.19%        3.01%        2.31%        1.93%        2.15%
   Ratio of net investment income to average
     net assets                                               3.19%        3.10%        2.39%        2.06%        2.35%
Portfolio turnover rate                                      48.68%       19.31%       11.49%       19.76%       26.08%

--------------------------------------------------------------------------------
162                     ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                         INCOME & GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                            2007          2006          2005           2004           2003
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $     16.21   $     15.52    $     15.33    $     14.81    $     13.48

   Net investment income (loss)(1)                           0.44          0.40           0.30           0.27           0.27
   Net realized and unrealized gain (loss)
      on investments(1)                                      0.05          0.70           0.20           0.51           1.37
                                                      ------------------------------------------------------------------------
Total from investment operations                             0.49          1.10           0.50           0.78           1.64

   Distributions from net investment income                 (0.53)        (0.40)         (0.30)         (0.24)         (0.25)
   Distributions from capital gains                         (0.01)        (0.01)         (0.01)         (0.02)         (0.06)
                                                      ------------------------------------------------------------------------
Total distributions                                         (0.54)        (0.41)         (0.31)         (0.26)         (0.31)
                                                      ------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $     16.16   $     16.21    $     15.52    $     15.33    $     14.81
==============================================================================================================================
TOTAL RETURN(2)                                              3.02%         7.22%          3.29%          5.32%         12.42%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $    10,464   $    10,376    $     8,856    $     6,755    $     1,221
   Ratio of gross expenses to average net assets             1.24%         1.27%          1.28%          1.33%          1.30%
   Ratio of net expenses to average net assets               1.24%         1.20%          1.20%          1.20%          1.10%
   Ratio of net investment income (loss)
      (excluding expenses paid directly by the
      manager) to average net assets                         2.70%         2.44%          1.86%          1.66%          1.73%
   Ratio of net investment income to average
      net assets                                             2.70%         2.51%          1.94%          1.79%          1.93%
Portfolio turnover rate                                     48.68%        19.31%         11.49%         19.76%         26.08%
==============================================================================================================================
A CLASS SHARES                                            2007          2006          2005           2004           2003(3)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                  $     16.25   $     15.56    $     15.37    $     14.83    $     14.33

   Net investment income (loss)(1)                           0.57          0.52           0.40           0.37           0.07
   Net realized and unrealized gain (loss)
      on investments(1)                                      0.02          0.68           0.20           0.52           0.57
                                                      ------------------------------------------------------------------------
Total from investment operations                             0.59          1.20           0.60           0.89           0.64

   Distributions from net investment income                 (0.63)        (0.50)         (0.40)         (0.33)         (0.08)
   Distributions from capital gains                         (0.01)        (0.01)         (0.01)         (0.02)         (0.06)
                                                      ------------------------------------------------------------------------
Total distributions                                         (0.64)        (0.51)         (0.41)         (0.35)         (0.14)
                                                      ------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $     16.20   $     16.25    $     15.56    $     15.37    $     14.83
==============================================================================================================================
TOTAL RETURN(2,4)                                            3.61%         7.96%          3.94%          6.05%          4.48%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $     3,233   $     1,787    $     3,437    $     2,332             47
   Ratio of gross expenses to average net assets             0.59%         0.59%          0.63%          0.68%          1.25%*
   Ratio of net expenses to average net assets               0.59%         0.55%          0.55%          0.55%          0.45%*
   Ratio of net investment income (loss)
      (excluding expenses paid directly by the
      manager) to average net assets                         3.42%         3.14%          2.54%          2.23%          1.82%*
   Ratio of net investment income to average
      net assets                                             3.42%         3.18%          2.62%          2.36%          2.61%*
   Portfolio turnover rate                                  48.68%        19.31%         11.49%         19.76%         26.08%
--------------------------------------------------------------------------------

(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Class commenced operations on September 29, 2003.
(4)   Class A total return does not include the one-time front-end sales charge.
*     Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    163

================================================================================
                            BALANCED ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                                      2007          2006            2005           2004           2003
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $     17.14   $     15.89      $     15.38    $     14.40    $     12.38

   Net investment income (loss)(1)                           0.49          0.45             0.36           0.31           0.33
   Net realized and unrealized gain (loss)
     on investments(1)                                       0.29          1.24             0.51           0.96           2.05
                                                      --------------------------------------------------------------------------
Total from investment operations                             0.78          1.69             0.87           1.27           2.38

   Distributions from net investment income                 (0.63)        (0.44)           (0.36)         (0.29)         (0.33)
   Distributions from capital gains                             -         (0.00)(5)            -           0.00(5)       (0.03)
                                                      --------------------------------------------------------------------------
Total distributions                                         (0.63)        (0.44)           (0.36)         (0.29)         (0.36)
                                                      --------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $     17.29   $     17.14      $     15.89    $     15.38    $     14.40
================================================================================================================================
TOTAL RETURN(2)                                              4.57%        10.81%            5.72%          9.00%         19.52%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $    63,372   $    53,958      $    35,693    $    27,584    $    19,354
   Ratio of gross expenses to average net assets             0.18%         0.23%            0.22%          0.26%          0.23%
   Ratio of net expenses to average net assets               0.18%         0.20%            0.20%          0.20%          0.10%
   Ratio of net investment income (loss)
     (excluding expenses paid directly by the
     manager) to average net assets                          2.79%         2.70%            2.29%          2.04%          2.34%
Ratio of net investment income to average
     net assets                                              2.79%         2.73%            2.31%          2.11%          2.46%
Portfolio turnover rate                                     23.56%        13.27%            3.20%         20.59%         19.58%

================================================================================================================================
INVESTOR CLASS SHARES                                     2007          2006            2005           2004           2003
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                  $     17.13   $     15.88      $     15.38    $     14.39    $     12.38

   Net investment income (loss)(1)                           0.40          0.36             0.29           0.23           0.26
   Net realized and unrealized gain (loss)
      on investments(1)                                      0.29          1.25             0.49           0.98           2.05
                                                      --------------------------------------------------------------------------
Total from investment operations                             0.69          1.61             0.78           1.21           2.31

   Distributions from net investment income                 (0.54)        (0.36)           (0.28)         (0.22)         (0.27)
   Distributions from capital gains                             -         (0.00)(5)            -           0.00(5)       (0.03)
                                                      --------------------------------------------------------------------------
Total distributions                                        (0.54)         (0.36)           (0.28)         (0.22)         (0.30)
                                                      --------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $     17.28   $     17.13      $     15.88    $     15.38   $      14.39
================================================================================================================================
TOTAL RETURN(2)                                              4.06%        10.29%            5.24%          8.49%         18.86%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $    15,219   $    12,970      $    12,161    $     7,219   $      6,994
   Ratio of gross expenses to average net assets             0.68%         0.71%            0.69%          0.75%          0.73%
   Ratio of net expenses to average net assets               0.68%         0.69%            0.67%          0.69%          0.60%
   Ratio of net investment income (loss)
     (excluding expenses paid directly by the
     manager) to average net assets                          2.29%         2.18%            1.82%          1.53%          1.83%
   Ratio of net investment income to average
      net assets                                             2.29%         2.20%            1.84%          1.59%          1.96%
Portfolio turnover rate                                     23.56%        13.27%            3.20%         20.59%         19.58%

--------------------------------------------------------------------------------
164                     ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                            BALANCED ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                            2007          2006             2005           2004           2003
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $     17.11   $     15.86      $     15.36    $     14.38    $     12.37

   Net investment income (loss)(1)                           0.31          0.28             0.20           0.17           0.20
   Net realized and unrealized gain (loss)
      on investments(1)                                      0.29          1.25             0.51           0.97           2.05
                                                      --------------------------------------------------------------------------
Total from investment operations                             0.60          1.53             0.71           1.14           2.25
   Distributions from net investment income                 (0.46)        (0.28)           (0.21)         (0.16)         (0.21)
   Distributions from capital gains                             -         (0.00)(4)            -           0.00(5)       (0.03)
                                                      --------------------------------------------------------------------------
Total distributions                                         (0.46)        (0.28)           (0.21)         (0.16)         (0.24)
                                                      --------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $     17.25   $     17.11      $     15.86    $     15.36    $     14.38
================================================================================================================================
TOTAL RETURN(2)                                              3.49%         9.75%            4.64%          8.01%         18.33%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $    21,040   $    21,272      $    16,448    $    11,900    $     5,192
   Ratio of gross expenses to average net assets             1.18%         1.22%            1.22%          1.26%          1.23%
   Ratio of net expenses to average net assets               1.18%         1.20%            1.20%          1.20%          1.10%
   Ratio of net investment income (loss)
      (excluding expenses paid directly by the
      manager) to average net assets                         1.77%         1.69%            1.28%          1.14%          1.37%
   Ratio of net investment income to average
      net assets                                             1.77%         1.71%            1.30%          1.20%          1.50%
   Portfolio turnover rate                                  23.56%        13.27%            3.20%         20.59%         19.58%

================================================================================================================================
A CLASS SHARES                                            2007          2006             2005           2004           2003(3)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                  $     17.13   $     15.88      $     15.37    $     14.39    $     13.56

   Net investment income (loss)(1)                           0.45          0.39             0.30           0.29           0.07
   Net realized and unrealized gain (loss)
      on investments(1)                                      0.26          1.25             0.51           0.94           0.86
                                                      --------------------------------------------------------------------------
Total from investment operations                             0.71          1.64             0.81           1.23           0.93

   Distributions from net investment income                 (0.57)        (0.39)           (0.30)         (0.25)         (0.07)
   Distributions from capital gains                             -         (0.00)(4)            -           0.00(5)       (0.03)
                                                      --------------------------------------------------------------------------
Total distributions                                         (0.57)        (0.39)           (0.30)         (0.25)         (0.10)
                                                      --------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $     17.27   $     17.13      $     15.88    $     15.37    $     14.39
================================================================================================================================
TOTAL RETURN(2,4)                                            4.16%        10.45%            5.37%          8.69%          6.89%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $    29,735   $    10,820      $     6,450    $     4,416    $       276
   Ratio of gross expenses to average net assets             0.54%         0.58%            0.57%          0.61%          0.97%*
   Ratio of net expenses to average net assets               0.54%         0.55%            0.55%          0.55%          0.46%*
   Ratio of net investment income (loss)
      (excluding expenses paid directly by the
      manager) to average net assets                         2.57%         2.38%            1.95%          1.95%          2.79%*
   Ratio of net investment income to average
      net assets                                             2.57%         2.41%            1.97%          2.01%          3.30%*
   Portfolio turnover rate                                  23.56%        13.27%            3.20%         20.59%         19.58%

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Class commenced operations on September 29, 2003.
(4)   Class A total return does not include the one-time front-end sales charge.
(5)   Less than ($0.005) per share
*     Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    165

================================================================================
                         GROWTH & INCOME ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                                  2007           2006           2005           2004           2003
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $    17.49     $    15.97     $    15.32     $    14.15     $   11.86

   Net investment income (loss)(1)                       0.42           0.38           0.31           0.27          0.28
   Net realized and unrealized gain (loss)
     on investments(1)                                   0.39           1.51           0.65           1.17          2.31
                                                   ----------------------------------------------------------------------
Total from investment operations                         0.81           1.89           0.96           1.44          2.59

   Distributions from net investment income             (0.58)         (0.37)         (0.30)         (0.25)        (0.27)
   Distributions from capital gains                         -          (0.00)(5)      (0.01)         (0.02)        (0.03)
                                                   ----------------------------------------------------------------------
Total distributions                                     (0.58)         (0.37)         (0.31)         (0.27)        (0.30)
                                                   ----------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                     $    17.72     $    17.49     $    15.97     $    15.32     $   14.15
=========================================================================================================================
TOTAL RETURN(2)                                          4.66%         11.96%          6.43%         10.21%        22.09%
NET ASSETS, END OF PERIOD (IN THOUSANDS)           $   67,402     $   54,430     $   45,890     $   34,118     $  22,173
   Ratio of gross expenses to average net assets         0.18%          0.22%          0.20%          0.25%         0.23%
   Ratio of net expenses to average net assets           0.18%          0.20%          0.20%          0.20%         0.10%
   Ratio of net investment income (loss)
     (excluding expenses paid directly by the
     manager) to average net assets                      2.31%          2.23%          2.03%          1.82%         2.06%
   Ratio of net investment income to average
     net assets                                          2.31%          2.25%          2.03%          1.88%         2.19%
   Portfolio turnover rate                              18.45%         14.32%          1.95%         12.74%        19.56%

=========================================================================================================================
INVESTOR CLASS SHARES                                 2007           2006           2005           2004           2003
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD               $    17.47     $    15.96     $    15.31     $    14.14     $   11.86

   Net investment income (loss)(1)                       0.33           0.27           0.24           0.19          0.21
   Net realized and unrealized gain (loss)
     on investments(1)                                   0.40           1.53           0.66           1.19          2.31
                                                   ----------------------------------------------------------------------
Total from investment operations                         0.73           1.80           0.90           1.38          2.52

   Distributions from net investment income             (0.50)         (0.29)         (0.24)         (0.19)        (0.21)
   Distributions from capital gains                         -          (0.00)(5)      (0.01)         (0.02)        (0.03)
                                                   ----------------------------------------------------------------------
Total distributions                                     (0.50)         (0.29)         (0.25)         (0.21)        (0.24)
                                                   ----------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                     $    17.70     $    17.47     $    15.96     $    15.31     $   14.14
=========================================================================================================================
TOTAL RETURN(2)                                          4.16%         11.40%          5.91%          9.79%        21.41%
NET ASSETS, END OF PERIOD (IN THOUSANDS)           $   16,134     $   11,166     $    7,546     $    6,361     $   3,818
   Ratio of gross expenses to average net assets         0.68%          0.69%          0.63%          0.74%         0.73%
   Ratio of net expenses to average net assets           0.68%          0.67%          0.63%          0.68%         0.60%
   Ratio of net investment income (loss)
     (excluding expenses paid directly by the
     manager) to average net assets                      1.83%          1.78%          1.57%          1.38%         1.56%
   Ratio of net investment income to average
     net assets                                          1.83%          1.80%          1.57%          1.43%         1.69%
Portfolio turnover rate                                 18.45%         14.32%          1.95%         12.74%        19.56%

--------------------------------------------------------------------------------
166                     ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                         GROWTH & INCOME ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                        2007           2006           2005           2004          2003
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $    17.42     $    15.91     $    15.27   $      14.13     $   11.86

   Net investment income (loss)(1)                       0.23           0.22           0.16           0.14          0.17
   Net realized and unrealized gain (loss)
     on investments(1)                                   0.40           1.50           0.65           1.15          2.30
                                                   -----------------------------------------------------------------------
Total from investment operations                         0.63           1.72           0.81           1.29          2.47

   Distributions from net investment income             (0.41)         (0.21)         (0.16)         (0.13)        (0.17)
   Distributions from capital gains                         -          (0.00)(5)      (0.01)         (0.02)        (0.03)
                                                   -----------------------------------------------------------------------
Total distributions                                     (0.41)         (0.21)         (0.17)         (0.15)        (0.20)
                                                   -----------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $    17.64     $    17.42     $    15.91   $      15.27     $   14.13
==========================================================================================================================
TOTAL RETURN(2)                                          3.60%         10.88%          5.32%          9.12%        20.95%
NET ASSETS, END OF PERIOD (IN THOUSANDS)           $   55,880     $   48,233     $   37,020   $     23,072     $   8,012
   Ratio of gross expenses to average net assets         1.18%          1.22%          1.20%          1.25%         1.23%
   Ratio of net expenses to average net assets           1.18%          1.20%          1.20%          1.20%         1.10%
   Ratio of net investment income (loss)
     (excluding expenses paid directly by the
     manager) to average net assets                      1.30%          1.24%          1.03%          0.92%         1.18%
   Ratio of net investment income to average
     net assets                                          1.30%          1.26%          1.03%          0.97%         1.31%
   Portfolio turnover rate                              18.45%         14.32%          1.95%         12.74%        19.56%

==========================================================================================================================
A CLASS SHARES                                        2007           2006           2005           2004          2003(3)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $    17.44     $    15.93     $    15.29   $      14.13     $   13.16

   Net investment income (loss)(1)                       0.36           0.34           0.26           0.25          0.07
   Net realized and unrealized gain (loss)
     on investments(1)                                   0.39           1.48           0.65           1.14          0.99
                                                   -----------------------------------------------------------------------
Total from investment operations                         0.75           1.82           0.91           1.39          1.06

   Distributions from net investment income             (0.52)         (0.31)         (0.26)         (0.21)        (0.06)
   Distributions from capital gains                         -          (0.00)(5)      (0.01)         (0.02)        (0.03)
                                                   -----------------------------------------------------------------------
Total distributions                                     (0.52)         (0.31)         (0.27)         (0.23)        (0.09)
                                                   -----------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $    17.67     $    17.44     $    15.93   $      15.29     $   14.13
==========================================================================================================================
TOTAL RETURN(2,4)                                        4.32%         11.56%          5.97%          9.93%         8.05%
NET ASSETS, END OF PERIOD (IN THOUSANDS)           $   30,036     $   20,836     $   20,121   $     10,961     $     390
   Ratio of gross expenses to average net assets         0.53%          0.56%          0.55%          0.60%         0.97%*
   Ratio of net expenses to average net assets           0.53%          0.55%          0.55%          0.55%         0.45%*
   Ratio of net investment income (loss)
     (excluding expenses paid directly by the
     manager) to average net assets                      1.98%          1.92%          1.70%          1.61%         2.33%*
   Ratio of net investment income to average
     net assets                                          1.98%          1.93%          1.70%          1.67%         2.85%*
Portfolio turnover rate                                 18.45%         14.32%          1.95%         12.74%        19.56%

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Class commenced operations on September 29, 2003.
(4)   Class A total return does not include the one-time front-end sales charge.
(5)   Less than ($0.005) per share.
*     Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    167

================================================================================
                             GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                                          2007         2006         2005         2004         2003
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $    18.21   $    16.14   $    15.17   $    13.62   $    10.80

   Net investment income (loss)(1)                               0.24         0.23         0.20         0.18         0.20
   Net realized and unrealized gain (loss)
      on investments(1)                                          0.71         2.06         0.96         1.55         2.82
                                                           ---------------------------------------------------------------
Total from investment operations                                 0.95         2.29         1.16         1.73         3.02

   Distributions from net investment income                     (0.47)       (0.22)       (0.19)       (0.18)       (0.20)
   Distributions from capital gains                             (0.01)           -            -            -            -
                                                           ---------------------------------------------------------------
Total distributions                                             (0.48)       (0.22)       (0.19)       (0.18)       (0.20)
                                                           ---------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                             $    18.68   $    18.21   $    16.14   $    15.17   $    13.62
==========================================================================================================================
TOTAL RETURN(2)                                                  5.19%       14.30%        7.73%       12.75%       28.22%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                   $   64,364   $   51,586   $   39,186   $   30,623   $   25,041
   Ratio of gross expenses to average net assets                 0.18%        0.22%        0.20%        0.25%        0.22%
   Ratio of net expenses to average net assets                   0.18%        0.20%        0.20%        0.20%        0.10%
   Ratio of net investment income (loss)
      (excluding expenses paid directly by the
      manager) to average net assets                             1.24%        1.33%        1.30%        1.24%        1.59%
   Ratio of net investment income to average net assets          1.24%        1.35%        1.30%        1.30%        1.71%
Portfolio turnover rate                                          7.43%       18.90%        1.76%       15.63%       16.85%

==========================================================================================================================
INVESTOR CLASS SHARES                                         2007         2006         2005         2004         2003
--------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                       $    18.19   $    16.12   $    15.17   $    13.62   $    10.80

   Net investment income (loss)(1)                               0.14         0.15         0.13         0.11         0.14
   Net realized and unrealized gain (loss)
      on investments(1)                                          0.72         2.06         0.94         1.55         2.82
                                                           ---------------------------------------------------------------
Total from investment operations                                 0.86         2.21         1.07         1.66         2.96

   Distributions from net investment income                     (0.38)       (0.14)       (0.12)       (0.11)       (0.14)
   Distributions from capital gains                             (0.01)           -            -            -            -
                                                           ---------------------------------------------------------------
Total distributions                                             (0.39)       (0.14)       (0.12)       (0.11)       (0.14)
                                                           ---------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                             $    18.66   $    18.19   $    16.12   $    15.17   $    13.62
==========================================================================================================================
TOTAL RETURN(2)                                                  4.70%       13.77%        7.12%       12.22%       27.59%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                   $   18,724   $   15,282   $   14,422   $    9,746   $    8,049
   Ratio of gross expenses to average net assets                 0.68%        0.69%        0.67%        0.75%        0.72%
   Ratio of net expenses to average net assets                   0.68%        0.68%        0.67%        0.69%        0.60%
   Ratio of net investment income (loss)
     (excluding expenses paid directly by the manager)
     to average net assets                                       0.76%        0.82%        0.82%        0.75%        1.09%
   Ratio of net investment income to average net assets          0.76%        0.83%        0.82%        0.81%        1.21%

Portfolio turnover rate                                          7.43%       18.90%        1.76%       15.63%       16.85%

--------------------------------------------------------------------------------
168                     ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                             GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                        2007           2006           2005           2004           2003
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $    18.12     $    16.07     $    15.12     $    13.59     $    10.80

   Net investment income (loss)(1)                       0.05           0.06           0.05           0.06           0.13
   Net realized and unrealized gain (loss)
      on investments(1)                                  0.71           2.05           0.95           1.52           2.77
                                                   ------------------------------------------------------------------------
Total from investment operations                         0.76           2.11           1.00           1.58           2.90

   Distributions from net investment income             (0.30)         (0.06)         (0.05)         (0.05)         (0.11)
   Distributions from capital gains                     (0.01)             -              -              -              -
                                                   ------------------------------------------------------------------------
Total distributions                                     (0.31)         (0.06)         (0.05)         (0.05)         (0.11)
                                                   ------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                     $    18.57     $    18.12     $    16.07     $    15.12     $    13.59
===========================================================================================================================
TOTAL RETURN(2)                                          4.18%         13.15%          6.64%         11.67%         27.04%
NET ASSETS, END OF PERIOD (IN THOUSANDS)           $   45,687     $   38,013     $   26,399     $   15,330     $    5,095
   Ratio of gross expenses to average net assets         1.18%          1.22%          1.19%          1.25%          1.22%
   Ratio of net expenses to average net assets           1.18%          1.20%          1.19%          1.20%          1.10%
   Ratio of net investment income (loss)
      (excluding expenses paid directly by the
      manager) to average net assets                     0.25%          0.34%          0.31%          0.34%          0.97%
   Ratio of net investment income to average
      net assets                                         0.25%          0.36%          0.31%          0.39%          1.09%
Portfolio turnover rate                                  7.43%         18.90%          1.76%         15.63%         16.85%

===========================================================================================================================
A CLASS SHARES                                        2007           2006           2005           2004           2003(3)
---------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD               $    18.19     $    16.13     $    15.17     $    13.62     $    12.35

   Net investment income (loss)(1)                       0.18           0.16           0.15           0.15           0.05
   Net realized and unrealized gain (loss)
      on investments(1)                                  0.72           2.06           0.95           1.53           1.27
                                                   ------------------------------------------------------------------------
Total from investment operations                         0.90           2.22           1.10           1.68           1.32

   Distributions from net investment income             (0.41)         (0.16)         (0.14)         (0.13)         (0.05)
   Distributions from capital gains                     (0.01)             -              -              -              -
                                                   ------------------------------------------------------------------------
Total distributions                                     (0.42)         (0.16)         (0.14)         (0.13)         (0.05)
                                                   ------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                     $    18.67     $    18.19     $    16.13     $    15.17     $    13.62
===========================================================================================================================
TOTAL RETURN(2,4)                                        4.91%         13.85%          7.32%         12.43%         10.65%
NET ASSETS, END OF PERIOD (IN THOUSANDS)           $   29,580     $   21,064     $   20,159     $   11,388     $    2,136
   Ratio of gross expenses to average net assets         0.53%          0.57%          0.55%          0.60%          0.94%*
   Ratio of net expenses to average net assets           0.53%          0.55%          0.55%          0.55%          0.45%*
   Ratio of net investment income (loss)
      (excluding expenses paid directly by the
      manager) to average net assets                     0.92%          0.97%          0.96%          0.98%          1.41%*
   Ratio of net investment income to average
      net assets                                         0.92%          0.99%          0.96%          1.04%          1.90%*
Portfolio turnover rate                                  7.43%         18.90%          1.76%         15.63%         16.85%

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Class commenced operations on September 29, 2003.
(4)   Class A total return does not include the one-time front-end sales charge.
*     Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    169

================================================================================
                        AGGRESSIVE GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                                 2007       2006       2005       2004          2003
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  18.81   $  16.27   $  14.97   $  13.08      $  10.04

   Net investment income (loss)(1)                     0.10       0.09       0.06       0.05          0.05
   Net realized and unrealized gain (loss)
     on investments(1)                                 0.98       2.50       1.26       1.86          3.03
                                                   ---------------------------------------------------------
Total from investment operations                       1.08       2.59       1.32       1.91          3.08

   Distributions from net investment income           (0.38)     (0.05)     (0.02)     (0.02)        (0.04)
   Distributions from capital gains                   (0.03)         -          -          -             -
                                                   ---------------------------------------------------------
Total distributions                                   (0.41)     (0.05)     (0.02)     (0.02)        (0.04)
                                                   ---------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                     $  19.48   $  18.81   $  16.27   $  14.97      $  13.08
============================================================================================================
TOTAL RETURN(2)                                        5.71%     15.95%      8.86%     14.60%        30.74%
NET ASSETS, END OF PERIOD (IN THOUSANDS)           $ 44,106   $ 37,716   $ 21,970   $ 15,590      $ 11,580
   Ratio of gross expenses to average net assets       0.20%      0.26%      0.24%      0.30%         0.25%
   Ratio of net expenses to average net assets         0.20%      0.20%      0.20%      0.20%         0.10%
   Ratio of net investment income (loss)
     (excluding expenses paid directly by the
     manager) to average net assets                    0.49%      0.48%      0.35%      0.27%         0.29%
   Ratio of net investment income to average
     net assets                                        0.49%      0.54%      0.39%      0.37%         0.44%
Portfolio turnover rate                               10.36%     10.73%      2.01%      3.61%         7.27%

============================================================================================================
INVESTOR CLASS SHARES                                2007       2006       2005       2004          2003
------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD               $  18.42   $  15.98   $  14.76   $  12.94      $   9.95

   Net investment income (loss)(1)                     0.00      (0.01)     (0.02)     (0.02)        (0.01)
   Net realized and unrealized gain (loss)
     on investments(1)                                 0.95       2.47       1.25       1.84          3.00
                                                   ---------------------------------------------------------
Total from investment operations                       0.95       2.46       1.23       1.82          2.99

   Distributions from net investment income           (0.28)     (0.02)     (0.01)      0.00(5)          -
   Distributions from capital gains                   (0.03)         -          -          -             -
                                                   ---------------------------------------------------------
Total distributions                                   (0.31)     (0.02)     (0.01)      0.00(5)          -
                                                   ---------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                     $  19.06   $  18.42   $  15.98   $  14.76      $  12.94
============================================================================================================
TOTAL RETURN(2)                                        5.15%     15.39%      8.31%     14.01%        30.15%
NET ASSETS, END OF PERIOD (IN THOUSANDS)           $ 12,913   $ 11,518   $ 12,353   $  9,782      $  8,059
   Ratio of gross expenses to average net assets       0.70%      0.73%      0.74%      0.80%         0.75%
   Ratio of net expenses to average net assets         0.70%      0.69%      0.70%      0.70%         0.60%
   Ratio of net investment income (loss)
     (excluding expenses paid directly by the
     manager) to average net assets                   (0.02)%    (0.09)%    (0.14)%    (0.24)%       (0.22)%
   Ratio of net investment income (loss) to
     average net assets                               (0.02)%    (0.05)%    (0.11)%    (0.14)%       (0.07)%
Portfolio turnover rate                               10.36%     10.73%      2.01%      3.61%         7.27%

--------------------------------------------------------------------------------
170                     ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                        AGGRESSIVE GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                        2007          2006          2005          2004          2003
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $    18.24    $    15.89    $    14.74    $    13.00    $    10.04

   Net investment income (loss)(1)                      (0.09)        (0.08)        (0.09)        (0.07)        (0.04)
   Net realized and unrealized gain (loss)
     on investments(1)                                   0.95          2.43          1.24          1.81          3.00
                                                   --------------------------------------------------------------------
Total from investment operations                         0.86          2.35          1.15          1.74          2.96

   Distributions from net investment income             (0.21)            -             -             -             -
   Distributions from capital gains                     (0.03)            -             -             -             -
                                                   --------------------------------------------------------------------
Total distributions                                     (0.24)            -             -             -             -
                                                   --------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                     $    18.86    $    18.24    $    15.89    $    14.74    $    13.00
=======================================================================================================================
TOTAL RETURN(2)                                          4.69%        14.79%         7.80%        13.38%        29.48%
NET ASSETS, END OF PERIOD (IN THOUSANDS)           $   10,144    $    7,966    $    5,399    $    3,474    $      483
   Ratio of gross expenses to average net assets         1.20%         1.25%         1.24%         1.30%         1.26%
   Ratio of net expenses to average net assets           1.20%         1.20%         1.20%         1.20%         1.10%
   Ratio of net investment income (loss)
     (excluding expenses paid directly by the
     manager) to average net assets                     (0.49)%       (0.55)%       (0.64)%       (0.61)%       (0.52)%
   Ratio of net investment income (loss) to
     average net assets                                 (0.49)%       (0.50)%       (0.61)%       (0.50)%       (0.37)%
Portfolio turnover rate                                 10.36%        10.73%         2.01%         3.61%         7.27%

=======================================================================================================================
A CLASS SHARES                                        2007          2006          2005          2004          2003(3)
-----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD               $    18.66    $    16.17    $    14.92    $    13.07    $    11.66

   Net investment income (loss)(1)                       0.03          0.03          0.01          0.03          0.02
   Net realized and unrealized gain (loss)
     on investments(1)                                   0.96          2.49          1.25          1.83          1.40
                                                   --------------------------------------------------------------------
Total from investment operations                         0.99          2.52          1.26          1.86          1.42

   Distributions from net investment income             (0.31)        (0.03)        (0.01)        (0.01)        (0.01)
   Distributions from capital gains                     (0.03)            -             -             -             -
                                                   --------------------------------------------------------------------
Total distributions                                     (0.34)        (0.03)        (0.01)        (0.01)        (0.01)
                                                   --------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                     $    19.31    $    18.66    $    16.17    $    14.92    $    13.07
=======================================================================================================================
TOTAL RETURN(2,4)                                        5.30%        15.56%         8.46%        14.23%        12.17%
NET ASSETS, END OF PERIOD (IN THOUSANDS)           $   12,864    $    9,032    $    5,589    $    2,375    $      191
   Ratio of gross expenses to average net assets         0.55%         0.61%         0.59%         0.65%         1.06%*
   Ratio of net expenses to average net assets           0.55%         0.55%         0.55%         0.55%         0.45%*
   Ratio of net investment income (loss)
     (excluding expenses paid directly by the
     manager) to average net assets                      0.16%         0.12%         0.03%         0.13%         0.71%*
   Ratio of net investment income to average
     net assets                                          0.16%         0.18%         0.06%         0.23%         1.32%*
Portfolio turnover rate                                 10.36%        10.73%         2.01%         3.61%         7.27%

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Class commenced operations on September 29, 2003.
(4)   Class A total return does not include the one-time front-end sales charge.
(5)   Less than ($0.005) per share
*     Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    171

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Accessor Funds, Inc:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Accessor Funds, Inc. (the "Funds"), comprising the Growth Fund, Value Fund, Small to Mid Cap Fund, International Equity Fund, Total Return Fund, High Yield Bond Fund, Intermediate Fixed-Income Fund, Short-Intermediate Fixed-Income Fund, Mortgage Securities Fund, Limited Duration U.S. Government Fund, U.S. Government Money Fund, Accessor Income Allocation Fund, Accessor Income & Growth Allocation Fund, Accessor Balanced Allocation Fund, Accessor Growth & Income Allocation Fund, Accessor Growth Allocation Fund and Accessor Aggressive Growth Allocation Fund, as of December 31, 2007, and the related statements of operations for the period then ended, and the statements of changes in net assets and financial highlights for each of the periods
presented.   These  financial   statements  and  financial  highlights  are  the
responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds constituting Accessor Funds, Inc. as of December 31, 2007, the results of their operations for the period then ended, and the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Chicago, Illinois
February 29, 2008

================================================================================
                     INVESTMENT ADVISORY AGREEMENT APPROVAL
--------------------------------------------------------------------------------

The Investment Company Act of 1940 (the "1940 Act") requires that initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the directors or by a vote of a majority of the outstanding voting securities of the fund, and (2) by the vote of a majority of the directors who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Directors"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's directors must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Directors (the "Board") called and held an in-person meeting on December 13, 2007 to consider whether to renew the Management Agreements between the Funds of Accessor Funds, Inc. ("Accessor Funds") and Accessor Capital Management LP ("Accessor Capital"). In preparation for the meeting, the Board requested and reviewed a wide variety of materials provided by Accessor Capital, including information about: (a) a report from Accessor Capital that described, among other things, the services provided to the Funds by Accessor Capital, the fees received by Accessor Capital from the Funds for management, transfer agency and administrative services provided by Accessor Capital and Accessor Capital's financial condition, (b) a report from each sub-adviser to the applicable Fund(s) ("Money Manager") that described, among other things, (i) its investment process, (ii) its research and trading capabilities, (iii) the services provided or to be provided to the applicable Funds and the personnel who provide or would be providing those services, (iv) its compliance resources and culture, (v) any pending litigation and governmental inquiries, and (vi) financial information, (c) a report comparing each Fund's performance statistics with its benchmark index over different time periods, (d) reports regarding, among other things, each Money Manager's assets under management, the performance of those managed assets, fees charged to other accounts and the Money Manager's investment strategy and approach, (e) a report showing each Fund's Morningstar rating, if applicable, and the change in such rating, and (f) a report comparing the net expense ratio of each Fund with the net expense ratios of its peer funds in its Morningstar category as of October 31, 2007. In connection with the meeting, the Board also received extensive data provided by third parties and a memorandum from legal counsel regarding the responsibilities of the Board. In addition, the Independent Directors met in executive session outside the presence of fund management and participated in question and answer sessions with representatives of Accessor Capital.

In addition, the Board called and held in-person meetings on July 13, 2007 to approve an amended Money Manager Agreement with SSgA Funds Management Inc. ("SSgA FM") for the Small to Mid Cap Fund and on August 31, 2007 to approve a new Money Manager Agreement with Smith Asset Management Group ("Smith Group") for the Growth Fund.

After receiving the information and presentations during the meetings, the Independent Directors discussed with their counsel regarding the Management Agreements and Money Manager Agreements. The Directors then unanimously approved the Management Agreements with Accessor Capital, Money Manager Agreement with Smith Group, and amended Money Manager Agreement with SSgA FM. The approvals were based on the following conclusions:

      o that Accessor Capital and each Money Manager have the capabilities, resources and personnel necessary to provide the advisory and sub-advisory services currently provided to each Fund; and

      o that the advisory and sub-advisory fees paid or to be paid by each Fund represent reasonable compensation to Accessor Capital and each Money Manager in light of the services provided or to be provided, the costs of providing those services, the fees paid by similar funds, and such other factors as the Directors considered relevant in the exercise of their reasonable judgment.

--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    173

================================================================================
                     INVESTMENT ADVISORY AGREEMENT APPROVAL
--------------------------------------------------------------------------------

In approving the Management and Money Manager Agreements, the Directors considered a number of factors as outlined below. The Directors did not identify any single factor as controlling, and each Director attributed different weights to various factors. The Directors evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund. Throughout their deliberations, the Independent Directors were represented by counsel.

o NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED

ACCESSOR CAPITAL. In considering the nature, extent and quality of the services provided by Accessor Capital under the Management Agreements, the Board considered the terms of the Management Agreements and reviewed information provided by Accessor Capital relating to its operations and personnel. The Board considered that, pursuant to the Management Agreements, Accessor Capital was responsible for the management and administration of the Funds' operations and that it did so, with respect to each of the Funds other than the Allocation Funds and the U.S. Government Money Fund, by engaging and overseeing the activities of a Money Manager. The Board also considered that Accessor Capital recommended and monitored the Money Managers of the applicable Funds, suggested changes in Money Managers under certain circumstances, and assisted the Board in structuring and negotiating fees and other terms of the Money Manager Agreements. The Board noted that Accessor Capital's process of monitoring the Money Managers included: (a) regular telephonic meetings to discuss any matters of concern, including portfolio management process and/or performance, (b) monthly compliance checklist and reviews, (c) quarterly investment reviews and
(d) an annual review. The Board noted in particular the steps that Accessor Capital had taken to address performance issues concerning the Growth Fund and its process for selecting a new Money Manager for the Fund to recommend to the Board. In addition, the Board considered that Accessor Capital was responsible for the day-to-day management of the U.S. Government Money Fund and determined how to allocate the assets of each Allocation Fund among the Funds. The Board noted the steps Accessor Capital had taken to open new Funds, the Total Return Fund and the Strategic Alternatives Fund, and to implement a 120/20 strategy in the Small to Mid Cap Fund. The Board considered Accessor Capital's resources and personnel, focusing in particular on investment and compliance resources and personnel. The Board noted Accessor Capital's compliance program and the steps taken and proposed to be taken to implement the recommendations of the compliance consultant. The Board also considered Accessor Capital's oversight of the Money Managers' compliance capabilities. The Board took into account its familiarity with Accessor Capital's management through Board meetings, discussions, and reports during the preceding year and noted the expectations of shareholders who had invested in the Accessor Funds. The Board also considered that, in addition to the investment advisory services, Accessor Capital provides some administrative services, transfer agent services, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds. The Board considered that except for the transfer agent fees and administrative fees received from the U.S. Government Money Fund in all except the institutional class of shares, Accessor Capital receives no additional compensation for these services. The Board reviewed Accessor Capital's financial condition and noted that Accessor Capital had the financial means to continue to provide the same scope and quality of services under the Management Agreements. The Board determined that Accessor Capital's selection and monitoring of Money Managers and its management of each of the Allocation Funds and the U.S. Government Money Market Fund had been satisfactory. The Board concluded that it was satisfied with the nature, quality and extent of services provided by Accessor Capital under the Management Agreements.

MONEY MANAGERS. The Board, in examining the nature and quality of the services provided by each Money Manager, considered each Money Manager's experience in managing its relative Fund. In addition, the Board considered each Money Manager's management style, historical performance record managing pooled investment products similar to the Funds, the qualifications and experience of the persons who will be responsible for the day-to-day management and each Money Manager's staffing levels and overall resources. With respect to SSgA FM, the Board considered SSgA FM's nature and quality of services provided to the Small to Mid Cap Fund based on the information it received at the April 20, 2007 Board meeting. The Board also noted that the terms of the amended Money Manager Agreement were identical to the terms of the prior Money Manager Agreement with SSgA FM, except for the change in the fee structure and the nature and quality of services would remain the same. In selecting Smith Group, the Board was informed that Smith Group was an

--------------------------------------------------------------------------------
174                     ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                     INVESTMENT ADVISORY AGREEMENT APPROVAL
--------------------------------------------------------------------------------

institutional investment adviser that fit Accessor Capital's investment philosophy and manager selection approach. The Board also took Smith Group's investment philosophy - leveraging technology and fundamental research, creating risk-controlled portfolios and producing attractive return patterns - into consideration. In approving the Money Manager Agreement with Smith Group, the Board reviewed quantitative and qualitative information concerning Smith Group and its track record in managing a large cap stock strategy.

o INVESTMENT PERFORMANCE/FEES AND OTHER EXPENSES

The Board received and considered relative performance and expense information for each of the Funds. The information provided to the Board included performance compared to one or more securities indices or benchmarks. The Board also reviewed information comparing the performance of each Fund with accounts managed in a similar manner by the applicable Money Manager. In addition, the Board receives and reviews detailed comparative performance information for each Fund in conjunction with each regular Board meeting during the year. The Board also reviewed the advisory and sub-advisory fees paid by each Fund to Accessor Capital and its Money Manager, as applicable, in light of the services provided to that Fund by Accessor Capital and that Money Manager. The Board also considered the transfer agency fees paid by each Fund to Accessor Capital and the administrative services fees paid by the U.S. Government Money Market Fund to Accessor Capital. The Board noted that the Funds, and not Accessor Capital, pay the Money Managers. The Board considered each Fund's net expense ratio (for each class separately) and compared such net expense ratios to the Fund's peer group. The Board noted that because of the constant issuance and redemption of Fund shares, the Funds may be more difficult to manage than separate accounts. Based on their review, as summarized below, the Board concluded that with the exception of the Money Manager for the Value Fund and the Growth Fund, each Fund's relative investment performance over time had been sufficient and that the advisory and sub-advisory fees and net expense ratios were acceptable for each Fund, in light of the other factors considered, to merit approval of the Management Agreements and Money Manager Agreements, as applicable, for that Fund. In approving the Money Manager Agreements, for the Growth Fund and the Small to Mid Cap Fund, the Board approved a performance fee for the Money Managers of those Funds. The performance fee adjustment does not commence for 12 months from the effective date of each Money Manager Agreement.

ALLOCATION FUNDS. The Board reviewed information showing the performance of each of the Allocation Funds compared to the performance of various benchmarks year to date and for the one month, three months, six months and one year ended September 30, 2007. The Board also reviewed the three-year annualized return for each Allocation Fund as of September 30, 2007. The Board also reviewed a summary of each Allocation Fund's performance provided by Accessor Capital. The Board considered that the longer term performance of Advisor Class shares of each of the Aggressive Growth Allocation Fund, the Growth Allocation Fund, the Growth & Income Allocation Fund, the Balanced Allocation Fund, and the Income & Growth Allocation Fund had outperformed or performed in line with such Fund's benchmark index. The Board also considered that each class of the Income Allocation Fund had lagged the performance of such Fund's benchmark index for all periods and considered the more active approach taken recently by Accessor Capital in managing the Funds, as well as the resources added to Accessor Capital's investment team. The Board noted that Accessor Capital had added to its investments staff and implemented an investment committee. The Board considered the performance of the Allocation Funds and noted that Accessor Capital had reduced the overweight in equity securities to a more neutral position. The Board noted that each of the Allocation Funds received three or four star ratings from Morningstar as of September 30, 2007. The Board noted the relatively good performance with relatively low risk for each Allocation Fund, particularly over the longer time periods. The Board also considered the low ranking of the total expense ratio for the Advisor class of shares of each Allocation Fund when compared to the total expense ratios of the other funds in the relevant Morningstar categories.

FUNDS. The Board reviewed information showing the performance of each of the Funds compared to the performance of various benchmarks year to date and for the one month, three-month, six-month and one-year periods. The Board also reviewed the three year annualized return and, where applicable, the five-year and ten-year annualized returns, for each of those Funds. The Board also reviewed a summary of each Fund's performance provided by Accessor Capital at each Board meeting. During the meeting held in December 13, 2007, using performance information for the periods ended September 30, 2007, the Board concluded the

--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    175

================================================================================
                     INVESTMENT ADVISORY AGREEMENT APPROVAL
--------------------------------------------------------------------------------

following with respect to the performance of each Fund: (a) as to the Growth Fund, performance lagged its benchmark in each time period except the one-month and noted that Accessor Capital had recommended and the Board had approved the replacement of the Money Manager in September 2007; (b) as to the Value Fund, performance lagged the benchmark in all time periods except the one-month period and the Board noted that the Money Manager for the Value Fund had been replaced in March of 2007; (c) as to the Small to Mid Cap Fund, performance was reasonable compared to the benchmark and the Board noted that the Small to Mid Cap Fund had implemented a 120/20 strategy in October 2007; (d) as to the International Equity Fund, long term performance lagged the benchmark, however in the one-year and three-year periods, the International Equity Fund outperformed its benchmark; (e) as to the High Yield Bond Fund, longer term performance compared more favorably with the Fund's benchmark and the performance was in line with the category average; (f) as to the Intermediate Fixed-Income Fund, performance underperformed the Fund's benchmark and Accessor Capital was monitoring the Money Manager's performance closely; (g) as to the Short-Intermediate Fixed-Income Fund, performance underperformed the Fund's benchmark and Accessor Capital was monitoring the Money Manager's performance closely; (h) as to the Limited Duration U.S. Government Fund, performance was in line with the benchmark index for the three-year period; (i) as to the Total Return Fund, and the U.S. Government Money Fund, the performances were acceptable compared to the funds in the category. The Board continued to focus on each Fund's three- and five year performance and in considering the services provided by the Money Managers, the Board had taken into account that Accessor Capital was continuing to recommend the retention of the current Money Managers.

LIMITED DURATION U.S. GOVERNMENT FUND. The Board considered information received by it that showed that the Fund had performed better than its benchmark index for the three-year period ended September 30, 2007. The Board noted that the Fund now had three years of performance and had received four stars from Morningstar for that period. The Board concluded that the Fund's relative investment performance over time was respectable compared to the universe of short-term bond funds and that the advisory fees and net expense ratio were acceptable for the Fund, in light of the other factors considered, to merit continuation of the Money Manager Agreement for the Fund.

U.S. GOVERNMENT MONEY FUND. The Board considered information presented to it regarding the Fund's 7-Day Effective Yield, and its ranking among peer funds. The Board also considered that its total expense ratio for the Advisor Class shares was less than 0.50%. The Board noted that the Institutional Class of shares had been opened. The Board concluded that the Fund's relative investment performance over time had been sufficient and that the advisory fees and net expense ratio were acceptable for the Fund, in light of the other factors considered, to merit approval of the Management Agreement for the Fund.

GROWTH FUND AND SMALL TO MID CAP FUND. The Board considered information about the historical performance of a comparable mutual fund advised by each Money Manager that had substantially similar investment strategies to the Funds for the year-to-date, one-, three- and five-year periods and found that each Fund had satisfactory performance compared to its peer funds and was in the top quartile of their applicable Morningstar category during these periods. The
Board also found the Fund's performance satisfactory under the prior Money Manager Agreement with SSgA FM. With respect to SSgA FM, the Board considered the performance of similar strategies run by SSgA FM for 130/30 and 120/20 investment strategies, as well as back-tested data showing how the Small to Mid Cap Fund might have performed had the strategies been in place. With respect to Smith Group, the Board reviewed composite data provided by the Smith Group as well as information provided concerning the mutual fund universe, Morningstar stars, Lipper data and other relevant information. The Board also considered the performance of the prior Money Manager, Enhanced Investment Technologies, LLC.

o COSTS OF SERVICES PROVIDED AND PROFITABILITY

ACCESSOR CAPITAL. The Board discussed with Accessor Capital the costs of the services provided to the Funds by Accessor Capital and reviewed Accessor Capital's financial information. The Board discussed the overall assets and expenses of the Funds compared to the costs of services provided by Accessor Capital and concluded that Accessor Capital should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Funds and the entrepreneurial risk that it assumes as manager. The Board also noted that Accessor Capital's overall profit, based on information provided to the Board, was reasonable.

--------------------------------------------------------------------------------
176                     ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                     INVESTMENT ADVISORY AGREEMENT APPROVAL
--------------------------------------------------------------------------------

MONEY MANAGERS. The Board also considered each Money Manager's costs of providing services under the applicable Money Manager Agreement. Although each Money Manager provided its financial statements, it was noted that no Money Manager had provided information as to the profitability to it of its relationship with the applicable Fund. The Board noted, however, that the fees charged to each Money Manager were the result of the arms length negotiations and that the Growth, Value, Small to Mid Cap and International Equity Funds had all negotiated performance fee arrangements with the Money Managers, linking the performances of those Funds with the fees paid to the Money Managers. In evaluating each new Money Manager Agreement for the Growth Fund and Small to Mid Cap Fund, the Board noted that the performance fees were reasonable in light of the extent and quality of the services expected to be provided and that new fee structure will benefit both the Money Managers and shareholders by aligning the Money Managers' interests with those of shareholders. In approving the increase of the base fee for the Small to Mid Cap Fund, the Board considered added cost for the Fund to engage in short sales in an amount of approximately 20% of the Fund's value (measured at the time of investment) under normal circumstances. The Board listened to a presentation from the portfolio manager of SSgA FM and reviewed back-tested information provided by SSgA FM showing how the Small to Mid Cap Fund might have performed had the strategy been in place. The Board also considered the level of SSgA FM's profits with respect to the Small to Mid Cap Fund and noted that SSgA FM's profitability is closely correlated with the Fund's performance. The Board reviewed the information provided by Accessor Capital and SSgA FM with respect to this strategy and comparative data concerning the increase in the fees to be paid to SSgA FM. Specifically, the data showed the added cost of implementing the 120/20 investment strategy which is mainly composed of the stock loan costs and additional transactional costs due to the additional turnover associated with the 20% short positions and the additional 20% long positions. The Board considered the complexity involved in running this type of strategy as well as SSgA FM's considerable experience in this area as well as the increased risks. The Board reviewed the potential increased costs, including the need for a prime broker, and the increased expense ratio. The Board concluded that the increase in the advisory fees was warranted given the complexity of the investment mandate and the potential impact on the returns.

At each meeting, the Board was provided with information relating to the current performance of the Money Managers and comparisons of the fees to be paid under the prior Money Manager Agreements and new Money Manager Agreements with those of similar investment advisors of similar funds. The Board had the opportunity to review and ask questions regarding these materials. Especially, the Board compared the proposed management fee and expense ratio for the Small to Mid Cap Fund to those of Morningstar peer funds that implement long-short strategies and found that the fees were below average of the comparable peer funds.

o OTHER BENEFITS

ACCESSOR CAPITAL. The Board considered that Accessor Capital provides transfer agency services to the Funds for which it receives compensation and provides administrative services to the U.S. Government Money Market Fund. The Board also considered other direct and indirect benefits to Accessor from its relationship with the Funds. The Board concluded that such direct and indirect benefits received by Accessor from its relationship with the Funds were reasonable.

MONEY MANAGERS. The Board also considered that certain Money Managers may benefit from soft dollar arrangements whereby they receive brokerage and research services from brokers that execute the Funds' purchases and sales of investment securities. It was noted that the Board received information during the year regarding each Money Manager's trading practices and soft dollar arrangements, and that each Money Manager had represented that it fulfills its obligations of seeking best execution when engaging in portfolio transactions for the applicable Fund. The Board concluded that such benefits, to the extent received by a particular Money Manager, were reasonable.

o ECONOMIES OF SCALE

ACCESSOR CAPITAL. The Board considered whether there should be changes in the advisory fee rate or structure in order to enable the Funds to participate in any economies of scale that Accessor Capital may experience as a result of growth in the Funds' assets. The Board noted that the advisory fee schedules applicable to the Funds

--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    177

================================================================================
                     INVESTMENT ADVISORY AGREEMENT APPROVAL
--------------------------------------------------------------------------------

under the Management Agreements do not contain breakpoints that reduce the fee rate on assets above specified levels. The Board determined that the current fee structure was acceptable given the fee levels under the Management Agreements, the expense limitations that Accessor Capital has in place with respect to each of the Allocation Funds, the growth of Fund assets during the past year, and the other factors considered.

MONEY MANAGERS. The Board considered the extent to which each Money Manager may realize economies of scale or other fixed costs that may be spread across a larger asset base and it was noted that any economies of scale or other efficiencies might be realized (if at all) across a variety of products and services. The Board also noted the breakpoints in the fee schedules of the Money Manager Agreements for the Limited Duration U.S. Government Fund that would allow the Fund to share in economies of scale experienced by the Money Managers of that Fund. The Board noted that the fee schedules under the Money Manager Agreements for the International Equity Fund and Mortgage Securities Fund include breakpoints and that the Money Manager Agreements for the other Funds did not include breakpoints that reduce the fee rate on assets above specified levels. The Board concluded that, in those instances, the Funds benefited from lower expense ratios and that the current fee structures were acceptable.

--------------------------------------------------------------------------------
178                     ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
              THE BOARD OF DIRECTORS AND OFFICERS OF ACCESSOR FUNDS
--------------------------------------------------------------------------------

The Board of Directors of Accessor Funds are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                  TERM OF                                                        PORTFOLIOS
                                   OFFICE                                                          IN FUND
NAME, AGE, ADDRESS,             AND LENGTH                                                         COMPLEX     OTHER
AND POSITION HELD WITH              OF         PRINCIPAL OCCUPATIONS DURING PAST                 OVERSEEN BY   DIRECTORSHIPS
ACCESSOR FUNDS                    SERVICE      FIVE YEARS                                          DIRECTOR    HELD
--------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS                                                                             17            None
J. Anthony Whatley, III(1,2)   Since 1991.     Director and President, Accessor Capital
Age 64                                         Corporation, since August 2000; Executive
1420 Fifth Avenue                              Director, Accessor Capital Management LP since
Seattle, WA 98101                              April 1991.
Director, President &
Principal Executive Officer

NON-INTERESTED DIRECTORS
George G. Cobean, III          Director        Director, Vice President, Martinson, Cobean &     17            Director, Action
Age 69                         since 1991.     Associates, P.S. (certified public accountants)                 Auto Glass of
1607 S. 341st Place                            since 1973.                                                     Tacoma, Inc.
Federal Way, WA 98003                                                                                          Director, Tigre
Director                                                                                                       Tierra
                                                                                                               Manufacturing Co.

Geoffrey C. Cross              Director        President, Geoffrey C. Cross P.S., Inc.           17            None
Age 68                         since 1993.     (general practice of law) since 1970.
252 Broadway
Tacoma, WA 98402
Director

PRINCIPAL OFFICERS WHO ARE NOT DIRECTORS

Linda V. Whatley(2)            Officer since   Vice President, Accessor Capital Management LP
Age 49                         1991.           since April 1991.
1420 Fifth Avenue
Seattle, WA 98101
Assistant Secretary &
Senior Vice President

Robert J. Harper               Officer since   Director and Treasurer, Accessor Capital
Age 63                         1995.           Corporation, since August 2000; Director of
1420 Fifth Avenue                              Sales and Client Service, Accessor Capital
Seattle, WA 98101                              Management LP since October 1993.
Seni0r Vice President

Christine J. Stansbery         Officer since   Vice President, Accessor Capital Corporation,
Age 55                         1995.           since April 2001; Chief Compliance Officer,
1420 Fifth Avenue                              Accessor Capital Management since October 2004.
Seattle, WA 98101                              Assistant Vice President-Compliance, Accessor
Secretary, Senior Vice                         Capital Management LP, since January 1997.
President & Chief
Compliance Officer

Darin K. Dubendorf             Officer since   Regional Director, Accessor Capital Management
Age 41                         2002.           LP since July 1996.
1420 Fifth Avenue
Seattle, WA 98101
Vice President

Deborah Jean Bryan             Officer since   Director of Operations and Information
Age 40                         2003.           Technology since June 2003, Director of Operat-
1420 Fifth Avenue                              ions since November 1998, Accessor Capital
Seattle, WA 98101                              Management since July 1997.
Vice President

--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    179

================================================================================
              THE BOARD OF DIRECTORS AND OFFICERS OF ACCESSOR FUNDS
--------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                  TERM OF                                                        PORTFOLIOS
                                   OFFICE                                                          IN FUND
NAME, AGE, ADDRESS,             AND LENGTH                                                         COMPLEX     OTHER
AND POSITION HELD WITH              OF         PRINCIPAL OCCUPATIONS DURING PAST                 OVERSEEN BY   DIRECTORSHIPS
ACCESSOR FUNDS                    SERVICE      FIVE YEARS                                          DIRECTOR    HELD
--------------------------------------------------------------------------------------------------------------------------------
Justin Hudson Roberge          Officer since   Investment Analyst, Accessor Capital Management,
Age 31                         2004.           since December 2006; Jr. Investment Analyst,
1420 Fifth Avenue                              Accessor Capital Management, since June 2004;
Seattle, WA 98101                              Operations Associate, Accessor Capital
Assistant Treasurer                            Management, since April 2002; Registered
                                               Representative, Diversified Financial Concepts,
                                               since September 2001; Operations Associate,
                                               Harris Investor Line, since March 2000.

Dan Yeung                      Officer since   Senior Investment Officer, Accessor Capital
Age 34                         2007            Management (December 2006 - Present),
1420 Fifth Avenue                              Institutional Consultant, Morningstar
Seattle, WA 98101                              Institutional Investment Consulting Group (June
Vice President                                 2005 - December 2006), Senior Analyst,
                                               Morningstar Institutional Investment Consulting
                                               Group (January 2003 - June 2005)

VonDell Bennion                Officer since   Chief Financial Officer, Accessor Capital
Age 62                         2007            Management (September 1998 - Present),
1420 Fifth Avenue                              Treasurer, Accessor Capital Corporation
Seattle, WA 98101                              (September 2008), Vice President, Accessor
Vice President                                 Capital Corporation (April 2001)

Alex Allen                     Officer since   Accountant, Accessor Capital Management (April
Age 29                         2007            2007 - Present), Accounting Manager, Pacific
1420 Fifth Avenue                              Integrated Handling (June 2006 - April 2007),
Seattle, WA 98101                              Project Manager, Pacific Integrated Handling
Assistant Vice President                       (May 2005 - June 2006), Shop Supervisor,
                                               Pacific Integrated Handling (March 2004 - May
                                               2005), Field Supervisor, National Mechanical
                                               Services/ Creter Mechanical (February 2002 -
                                               January 2004)

Nathan Rowader                 Officer since   Sr. Investments Officer, Accessor Capital
Age 29                         2007            Management (December 2007 - Present),
1420 Fifth Avenue                              Investment Officer, Accessor Capital Management
Seattle, WA 98101                              (February 2007 - December 2007), Risk
Vice President                                 Management Analyst, Oppenheimer Funds (2005-
                                               2007), Fund Analyst, Oppenheimer Funds (2004-
                                               2005), Financial Consultant, Linsco Private
                                               Ledger (2003-2004)

Eric J. Kleinschmidt           Officer since   Director of Fund Accounting, SEI Investments
Age 39                         2007            (2004 - Present), Manager of Fund Accounting,
One Freedom Valley Drive                       SEI Investments (1999 - 2004).
Oaks, PA 19456
Treasurer & Principal
Financial Accounting Officer

Sofia Rosala                   Officer since   Vice President and Assistant Secretary of SIMC
Age 34                         2007            and the Administrator since 2005. Compliance
One Freedom Valley Drive                       Officer of SEI (September 2001 - 2004).
Oaks, PA 19456
Vice President and Assistant
Secretary

Aaron Buser                    Officer since   SEI (Present), Stark & Stark (2004 - 2007),
Age 37                         2007            Flaster Greenberg, P.C. (2000 - 2004), Robb
One Freedom Valley Drive                       Peck & McCooey Specialists (1996 - 2000).
Oaks, PA 19456
Vice President and Assistant
Secretary

--------------------------------------------------------------------------------
(1) J. Anthony Whatley, III is an interested director due to his position as President and Principal Executive Officer of the Accessor Funds and President of Accessor Capital.
(2)   J. Anthony Whatley, III and Linda V. Whatley are husband and wife.

================================================================================
180                     ANNUAL REPORT ~ DECEMBER 31, 2007

================================================================================
                           ADDITIONAL FUND INFORMATION
--------------------------------------------------------------------------------

~ HOW TO OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICIES

A description of the policies and procedures that the Accessor Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 759-3504 or on the SEC's website at HTTP://WWW.SEC.GOV.

~ HOW TO OBTAIN A COPY OF PROXY VOTING RECORDS FOR THE 12-MONTH PERIOD ENDED JUNE 30, 2007

Information regarding how the Accessor Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2007 is available without charge, upon request, by calling (800) 759-3504. You can obtain the Accessor Funds' proxy voting records on the SEC's website at HTTP://WWW.SEC.GOV.

~ QUARTERLY FILINGS ON FORM N-Q

The Accessor Funds files each Fund's complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q are available on the SEC's website at HTTP://WWW.SEC.GOV. The Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Information included in the Accessor Funds' Forms N-Q is also available by calling (800) 759-3504.

--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    181

================================================================================

                       NOTICE TO SHAREHOLDERS (UNAUDITED)

--------------------------------------------------------------------------------

                                                                         DIVIDENDS
                                                                      QUALIFYING FOR
                                                                         CORPORATE                                         QUALIFIED
                          LONG CAPITAL     ORDINARY                      DIVIDENDS    QUALIFYING      U.S.     QUALIFIED  SHORT-TERM
                              GAIN          INCOME         TOTAL        RECEIVABLE     DIVIDEND    GOVERNMENT  INTEREST     CAPITAL
                          DISTRIBUTION  DISTRIBUTIONS  DISTRIBUTIONS   DEDUCTION(1)    INCOME(2)  INTEREST(3)  INCOME(4)    GAIN(5)
------------------------------------------------------------------------------------------------------------------------------------
Growth                        0.00%        100.00%        100.00%         100.00%       100.00%       0.00%       3.97%       0.00%
Value                        73.96%         26.04%        100.00%         100.00%       100.00%       0.00%       4.05%       0.00%
Small to Mid Cap             44.23%         55.77%        100.00%         100.00%       100.00%       0.00%       9.74%       0.00%
International Equity         38.55%         61.45%        100.00%           0.00%        39.58%       0.00%       1.08%     100.00%
Total Return                  0.00%        100.00%        100.00%          26.81%        26.81%       0.00%      20.00%     100.00%
High Yield Bond               0.00%        100.00%        100.00%           0.00%         0.00%       0.00%      98.88%       0.00%
Intermediate Fixed-
   Income                     0.00%        100.00%        100.00%           0.00%         0.00%      12.57%      99.25%       0.00%
Short-Intermediate
   Fixed-Income               0.00%        100.00%        100.00%           0.00%         0.00%       6.84%      98.76%       0.00%
Mortgage Securities           0.00%        100.00%        100.00%           0.00%         0.00%       0.27%      99.89%       0.00%
Limited Duration
   U.S. Government            0.00%        100.00%        100.00%           0.00%         0.00%       0.00%      99.91%       0.00%
U.S. Government
   Money Fund                 0.00%        100.00%        100.00%           0.00%         0.00%       0.00%      91.52%       0.00%
Accessor Income
   Allocation                 0.00%        100.00%        100.00%           0.00%         0.00%       4.43%       5.02%       0.00%
Accessor Income &
   Growth Allocation          0.94%         99.06%        100.00%           3.13%        10.18%       3.61%       5.58%     100.00%
Accessor Balanced
   Allocation                 0.00%        100.00%        100.00%           0.00%         0.00%       0.00%       4.55%       0.00%
Accessor Growth &
   Income Allocation          0.00%        100.00%        100.00%           8.51%        25.28%       2.70%       4.07%       0.00%
Accessor Growth
   Allocation                 0.12%         99.88%        100.00%          16.57%        44.20%       0.81%       3.07%     100.00%
Accessor Aggressive
   Growth Allocation          0.00%        100.00%        100.00%          24.15%        59.54%       0.00%       2.55%     100.00%
====================================================================================================================================

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of net investment income distributions. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of each Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of "Qualifying Interest Income" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(5) The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

--------------------------------------------------------------------------------
182                     ANNUAL REPORT ~ DECEMBER 31, 2007

THIS PAGE LEFT INTENTIONALLY BLANK.

THIS PAGE LEFT INTENTIONALLY BLANK.

ACCESSOR FUNDS, INC.

DIRECTORS AND OFFICERS
J. Anthony Whatley, III, Director, President and Principal Executive Officer George G. Cobean, III, Director
Geoffrey C. Cross, Director
Linda V. Whatley, Assistant Secretary and Senior Vice President
Robert J. Harper, Senior Vice President
Christine J. Stansbery, Secretary, Senior Vice President and Chief Compliance Officer
Darin K. Dubendorf, Vice President
Deborah Jean Bryan, Vice President
Justin Hudson Roberge, Assistant Treasurer
Dan Yeung, Vice President
VonDell Bennion, Vice President
Alex Allen, Assistant Vice President
Nathan Rowader, Vice President
Eric J. Kleinschmidt, Treasurer and Principal Financial Accounting Officer Sofia Rosala, Vice President and Assistant Secretary
Aaron Buser, Vice President and Assistant Secretary

INVESTMENT ADVISOR
Accessor Capital Management LP
1420 Fifth Avenue, Suite 3600
Seattle, Washington 98101

CUSTODIAN
State Street
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111

ADMINISTRATOR AND DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

TRANSFER AGENT
Accessor Capital Management LP
P.O. Box 1748
Seattle, Washington 98111

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue N.W.
Washington, DC 20004

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, Illinois 60606

       ACCESSOR FUNDS ARE DISTRIBUTED BY SEI INVESTMENTS DISTRIBUTION CO.

    AN INVESTOR SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION
      ABOUT ACCESSOR FUNDS IS CONTAINED IN THE PROSPECTUS. TO OBTAIN A FREE PROSPECTUS, CONTACT ACCESSOR FUNDS AT (800) 882-9612, P.O. BOX 1748, SEATTLE, WA
                            98111, WWW.ACCESSOR.COM.

      PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

  This report, including the financial statements herein, is transmitted to the shareholders of Accessor Funds, Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of Accessor Funds, Inc., or any securities mentioned in this report.

                                WWW.ACCESSOR.COM

--------------------------------------------------------------------------------
ACCESSOR FUNDS, INC.
P.O. BOX 1748
SEATTLE, WA 98111-1748

                      VISIT OUR WEBSITE AT WWW.ACCESSOR.COM
--------------------------------------------------------------------------------

ITEM 2.  CODE OF ETHICS.

Registrant has adopted a code of ethics that applies to Registrant's principal executive officer and principal financial and accounting officer.

The Code of Ethics was amended on December 13, 2007 and is incorporated herein by reference to Exhibit 12(a) on Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

a.(1) The Board of Directors has determined that at least one audit committee financial expert is serving on the audit committee of Registrant.

  (2) George Cobean III, an independent director, meets the requirements to serve as the audit committee financial expert, as defined in Item 3 of Form N-CSR, and has agreed to serve.

  (3)    N/A

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         --------------------------------------------------------------------
                                    2007           2006           2005
         --------------------------------------------------------------------
         (a)    Audit Fees        $337,475       $289,600       $277,600
         --------------------------------------------------------------------
         (b)    Audit-Related      $32,450        $41,600        $40,000
                Fees               $43,250        $62,400        $60,000
         --------------------------------------------------------------------
         (c)    Tax Fees           $49,100        $38,800        $48,160
         --------------------------------------------------------------------
         (d)    All Other Fees     $18,350           $0          $20,000
         --------------------------------------------------------------------

e.(1) The Funds audit committee has established policies and procedures for the pre-approval of the Funds Auditors engagement for non-audit services to the Funds. Pre-approvals consistent with this policy are considered on an annual basis and consideration is given as to whether such services will not impair the auditor's independence.

e.(2)    100% services were approved by Registrant.


f.       N/A

g.       Non-Audit fees: 2007 $143,150
                         2006 $160,600

h. The Registrant's audit committee has considered that the provision of non-audited related services that were rendered is compatible with maintaining the auditor's independence.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  Accessor Funds, Inc.


By (Signature and Title)*                     /s/ J. Anthony Whatley III
                                              ---------------------------------
                                              J. Anthony Whatley III, President


Date March 7, 2008





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ J. Anthony Whatley III
                                              ---------------------------------
                                              J. Anthony Whatley III, President

Date March 7, 2008


By (Signature and Title)*                     /s/ Eric J. Kleinschmidt
                                              ---------------------------------
                                              Eric J. Kleinschmidt, Treasurer

Date March 7, 2008

* Print the name and title of each signing officer under his or her signature.